     As filed with the Securities and Exchange Commission on April 12, 2019

                                                            File Nos. 333-200243
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 6                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 697                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                   PRIMELITE III






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 34 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 33 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these
                                                         Investment Portfolios.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)


BRIGHTHOUSE FUNDS TRUST II

     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Western Asset Variable Global High Yield Bond Portfolio



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund



IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE

AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.



To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 50 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS...................................   4
HIGHLIGHTS...............................................   5
FEE TABLES AND EXAMPLES..................................   7
1. THE ANNUITY CONTRACT..................................  12
2. PURCHASE..............................................  12
     Purchase Payments...................................  12
     Termination for Low Account Value...................  13
     Allocation of Purchase Payments.....................  13
     Free Look...........................................  14
     Accumulation Units..................................  14
     Account Value.......................................  15
     Replacement of Contracts............................  15
3. INVESTMENT OPTIONS....................................  15
     Transfers...........................................  19
     Dollar Cost Averaging Program.......................  22
     Automatic Rebalancing Program.......................  22
     Voting Rights.......................................  23
     Substitution of Investment Options..................  23
4. EXPENSES..............................................  23
     Product Charges.....................................  23
     Account Fee.........................................  24
     Withdrawal Charge...................................  24
     Reduction or Elimination of the Withdrawal
       Charge............................................  25
     Premium and Other Taxes.............................  25
     Transfer Fee........................................  25
     Income Taxes........................................  26
     Investment Portfolio Expenses.......................  26
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)..................................  26
     Annuity Date........................................  26
     Annuity Payments....................................  26
     Annuity Options.....................................  27
     Variable Annuity Payments...........................  28
     Fixed Annuity Payments..............................  29
6. ACCESS TO YOUR MONEY..................................  29
     Systematic Withdrawal Program.......................  30
     Suspension of Payments or Transfers.................  30
7. PERFORMANCE...........................................  31
8. DEATH BENEFIT.........................................  31
     Upon Your Death.....................................  31
     Standard Death Benefit -- Principal Protection......  32
     Optional Death Benefit -- Annual Step-Up............  32
     Additional Death Benefit -- Earnings Preservation
       Benefit...........................................  33
     General Death Benefit Provisions....................  33
     Spousal Continuation................................  34
     Death of the Annuitant..............................  34
     Controlled Payout...................................  35
9. FEDERAL INCOME TAX STATUS.............................  35
     Non-Qualified Contracts.............................  35
     Qualified Contracts.................................  38
10. OTHER INFORMATION....................................  45
     Brighthouse Life Insurance Company..................  45
     The Separate Account................................  45
     Distributor.........................................  46
     Selling Firms.......................................  46
     Requests and Elections..............................  47
     Ownership...........................................  49
     Legal Proceedings...................................  50
     Financial Statements................................  50
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION...................................  50
APPENDIX A............................................... A-1
     Condensed Financial Information..................... A-1
APPENDIX B............................................... B-1
     Participating Investment Portfolios................. B-1
APPENDIX C............................................... C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................. C-1
APPENDIX D............................................... D-1
     Death Benefit Examples.............................. D-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
                         Account Value................................... 15
                         Accumulation Phase.............................. 12
                         Accumulation Unit............................... 14
                         Annuitant....................................... 49
                         Annuity Date.................................... 26
                         Annuity Options................................. 27
                         Annuity Payments................................ 26
                         Annuity Service Center............................ 6
                         Annuity Units................................... 27
                         Beneficiary..................................... 49
                         Business Day.................................... 14
                         Contract Year................................... 13
                         Fixed Account................................... 12
                         Free Look....................................... 14
                         Good Order...................................... 48
                         Income Phase.................................... 12
                         Investment Portfolios........................... 15
                         Joint Owners.................................... 49
                         Owner........................................... 49
                         Purchase Payment................................ 12
                         Separate Account................................ 45

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an additional death benefit and fixed and variable income options. We are obligated to pay all money we owe under the contracts, including death benefits and income payments. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information).


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             7
               4                             6
               5                             5
               6                             4
               7                             3
        8 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (Note 3)                       1.35%
Administration Charge                                       0.15%
                                                            ----
Total Separate Account Annual Expenses                      1.50%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate
Account)
Optional Death Benefit -- Annual Step-Up                    0.15 %
Additional Death Benefit -- Earnings Preservation Benefit   0.25 %
Total Separate Account Annual Expenses
Including Highest Charges for Optional Death Benefits       1.90%

--------------------------------------------------------------------------------












 Note 1. An account fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II; the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A -- "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 1.10% for the subaccount investing in the Brighthouse Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix A - "Discontinued Investment Portfolios").

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES




                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.30%
management fees, distribution and/or service (12b-1) fees, and other expenses)



INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund          0.38%         0.25%        0.17%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                     0.36%         0.25%        0.02%

 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.32%         0.25%        0.02%

 American Funds Growth-Income Fund            0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 Invesco Comstock Portfolio                   0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio           0.85%         0.25%        0.03%

 MFS(R) Research International Portfolio      0.70%         0.25%        0.05%

 T. Rowe Price Large Cap Value Portfolio      0.57%         0.15%        0.02%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond              0.35%         0.15%        0.04%
  Portfolio

 Brighthouse/Wellington Core Equity           0.70%         0.25%        0.02%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                0.56%         0.20%        0.06%

 MFS(R) Value Portfolio                       0.61%          --          0.02%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic           0.57%          --          0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund         0.01%       0.81%         0.01%         0.80%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                      --        0.63%           --          0.63%

 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.59%           --          0.59%

 American Funds Growth-Income Fund             --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 Invesco Comstock Portfolio                    --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio            --        1.13%         0.08%         1.05%

 MFS(R) Research International Portfolio       --        1.00%         0.10%         0.90%

 T. Rowe Price Large Cap Value Portfolio       --        0.74%         0.05%         0.69%

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Ultra-Short Term Bond               --        0.54%         0.03%         0.51%
  Portfolio

 Brighthouse/Wellington Core Equity            --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 MFS(R) Total Return Portfolio                 --        0.82%           --          0.82%

 MFS(R) Value Portfolio                        --        0.63%         0.06%         0.57%

 T. Rowe Price Large Cap Growth                --        0.87%         0.05%         0.82%
  Portfolio

 Western Asset Management Strategic            --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.03%         0.72%
  U.S. Government Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

 Mid Cap Portfolio                             0.54%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.46%         0.25%        0.01%

 Franklin Mutual Shares VIP Fund               0.68%         0.25%        0.03%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.04%
  Portfolio

 ClearBridge Variable Appreciation             0.69%          --          0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.06%
  Portfolio

 ClearBridge Variable Large Cap Growth         0.70%          --          0.10%
  Portfolio

 ClearBridge Variable Large Cap Value          0.65%          --          0.07%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.14%

 QS Variable Growth                             --            --          0.11%

 QS Variable Moderate Growth                    --            --          0.30%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.16%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.08%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive             0.65%          --          0.65%
  Balanced Fund




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Mid Cap Portfolio                              --        0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.02%       0.74%         0.02%         0.72%

 Franklin Mutual Shares VIP Fund              0.01%       0.97%           --          0.97%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.79%           --          0.79%
  Portfolio

 ClearBridge Variable Appreciation              --        0.73%           --          0.73%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.01%           --          1.01%
  Portfolio

 ClearBridge Variable Large Cap Growth          --        0.80%           --          0.80%
  Portfolio

 ClearBridge Variable Large Cap Value           --        0.72%           --          0.72%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.57%       0.71%           --          0.71%

 QS Variable Growth                           0.72%       0.83%           --          0.83%

 QS Variable Moderate Growth                  0.63%       0.93%         0.10%         0.83%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.86%           --          0.86%
  Bond Portfolio

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.98%           --          0.98%

TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive              --        1.30%         0.41%         0.89%

  Balanced Fund




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Additional Death Benefit -- Earnings Preservation Benefit rider, which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,150     $1,636      $2,225      $3,493
    minimum       $1,073     $1,407      $1,846      $2,754



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $350      $1,006      $1,685      $3,493
    minimum        $273      $  777      $1,306      $2,754



CHART 2. Chart 2 assumes that you do not select any optional death benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,110     $1,517      $2,030      $3,116
    minimum       $1,033     $1,286      $1,645      $2,348



(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:




                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $310        $887      $1,490      $3,116
    minimum        $233        $656      $1,105      $2,348


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (see "Death Benefit" for information on how a change of ownership may affect the death benefit). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o  The minimum initial Purchase Payment we will accept is $5,000.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes any guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state).We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.



3. INVESTMENT OPTIONS

The contract offers 33 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS,

SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment

Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. Equity and Income Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Clarion Global Real Estate Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class E)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Ultra-Short Term Bond Portfolio (Class E)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     MFS(R) Total Return Portfolio (Class F)

     MFS(R) Value Portfolio (Class A)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class A)

     Western Asset Management U.S. Government Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Mid Cap Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Large Cap Growth Portfolio (Class I)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)

     QS Variable Moderate Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc.

is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio



TRUST FOR ADVISED PORTFOLIOS

The Trust for Advised Portfolios is a mutual fund with multiple portfolios. 1919 Investment Counsel, LLC is the investment manager for each portfolio. The following portfolio is available under the contract:


     1919 Variable Socially Responsive Balanced Fund


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:

o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Invesco Small Cap Growth Portfolio

      MFS(R) Research International Portfolio

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.35% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit         0.15%
       Additional Death Benefit-Earnings
  Preservation Benefit                      0.25%

ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          7
  4                                          6
  5                                          5
  6                                          4
  7                                          3
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Currently the contract is not available for new sales. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.



5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes and account fee) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.


6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax; and


o  less any account fee.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee or withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



8. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit -- Earnings Preservation Benefit.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.

Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix D for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and

o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix D for examples of the Annual Step-Up death benefit rider.)


ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



            Benefit Percentage
Issue Age                        Percentage
-----------------------------   -----------
  Ages 69 or younger                 40%
  Ages 70-79                         25%
  Age 80                              0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.

If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



9. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the

2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion.

An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.

ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.


If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);
     (e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.

ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.


WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.

DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



10. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY



Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


PrimElite III(SM) is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the

Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.25% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7.25% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts

(including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850

     or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information



     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND
EXAMPLES -- Separate Account Annual Expenses" for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT
 (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN
UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II))

01/01/2009 to 12/31/2009     11.339177         13.627788          355,259.8100
01/01/2010 to 12/31/2010     13.627788         14.980196          352,385.8555
01/01/2011 to 12/31/2011     14.980196         14.507775          329,543.7015
01/01/2012 to 12/31/2012     14.507775         15.996587          236,370.1673
01/01/2013 to 12/31/2013     15.996587         19.601587          207,338.7181
01/01/2014 to 12/31/2014     19.601587         20.918826          187,358.1595
01/01/2015 to 12/31/2015     20.918826         19.994450          147,706.4765
01/01/2016 to 12/31/2016     19.994450         22.528641          129,158.4896
01/01/2017 to 12/31/2017     22.528641         24.488832          116,501.9568
01/01/2018 to 12/31/2018     24.488832         21.688144          105,132.7950
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     13.368869         14.770836            8,375.7600
01/01/2010 to 12/31/2010     14.770836         15.426881           12,600.7243
01/01/2011 to 12/31/2011     15.426881         16.061234           11,703.9507
01/01/2012 to 12/31/2012     16.061234         16.604126           13,563.5639
01/01/2013 to 12/31/2013     16.604126         15.939987           11,827.7414
01/01/2014 to 12/31/2014     15.939987         16.465491           15,122.3656
01/01/2015 to 12/31/2015     16.465491         16.199899           12,481.3016
01/01/2016 to 12/31/2016     16.199899         16.363004            7,403.7609
01/01/2017 to 12/31/2017     16.363004         16.644301            7,426.8682
01/01/2018 to 12/31/2018     16.644301         16.212935            5,119.4054
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     16.805311         23.464680          772,738.7600
01/01/2010 to 12/31/2010     23.464680         25.727692          751,223.5838
01/01/2011 to 12/31/2011     25.727692         23.001092          674,424.0632
01/01/2012 to 12/31/2012     23.001092         27.657611          587,637.2650
01/01/2013 to 12/31/2013     27.657611         35.055334          516,251.1168
01/01/2014 to 12/31/2014     35.055334         35.191175          461,932.2223
01/01/2015 to 12/31/2015     35.191175         36.924080          410,043.0226
01/01/2016 to 12/31/2016     36.924080         36.454184          374,830.7865
01/01/2017 to 12/31/2017     36.454184         47.027298          317,671.6742
01/01/2018 to 12/31/2018     47.027298         41.964731          290,709.6830
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         15.352892         24.297822          3,002.8000
01/01/2010 to 12/31/2010         24.297822         29.184689          3,287.6548
01/01/2011 to 12/31/2011         29.184689         23.153893          3,106.1905
01/01/2012 to 12/31/2012         23.153893         26.845287          2,652.4098
01/01/2013 to 12/31/2013         26.845287         33.789028          6,457.0444
01/01/2014 to 12/31/2014         33.789028         33.856755          2,218.5576
01/01/2015 to 12/31/2015         33.856755         33.307695          1,115.9789
01/01/2016 to 12/31/2016         33.307695         33.366588            999.0303
01/01/2017 to 12/31/2017         33.366588         41.218522            979.8815
01/01/2018 to 12/31/2018         41.218522         36.172854          1,002.0156
--------------------------       ---------         ---------          ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         86.145422        117.836890        346,962.7500
01/01/2010 to 12/31/2010        117.836890        137.219804        340,892.7018
01/01/2011 to 12/31/2011        137.219804        128.883812        311,453.4775
01/01/2012 to 12/31/2012        128.883812        149.068839        282,016.4665
01/01/2013 to 12/31/2013        149.068839        190.293190        248,356.2688
01/01/2014 to 12/31/2014        190.293190        202.599093        215,988.0573
01/01/2015 to 12/31/2015        202.599093        212.418953        186,645.4735
01/01/2016 to 12/31/2016        212.418953        228.196167        172,040.0870
01/01/2017 to 12/31/2017        228.196167        287.264970        146,451.6469
01/01/2018 to 12/31/2018        287.264970        281.131050        124,374.5698
--------------------------      ----------        ----------        ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         64.948137         83.634466        322,631.5000
01/01/2010 to 12/31/2010         83.634466         91.438317        318,190.8423
01/01/2011 to 12/31/2011         91.438317         88.078960        294,722.1646
01/01/2012 to 12/31/2012         88.078960        101.520096        266,098.5053
01/01/2013 to 12/31/2013        101.520096        132.979921        227,492.2933
01/01/2014 to 12/31/2014        132.979921        144.352950        196,385.3734
01/01/2015 to 12/31/2015        144.352950        143.696380        170,735.0755
01/01/2016 to 12/31/2016        143.696380        157.236175        153,324.5304
01/01/2017 to 12/31/2017        157.236175        188.819205        134,245.3542
01/01/2018 to 12/31/2018        188.819205        181.935396        116,399.1144
--------------------------      ----------        ----------        ------------

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         11.644231         14.447080      1,421,514.0300
01/01/2010 to 12/31/2010         14.447080         16.995902      1,385,790.3624
01/01/2011 to 12/31/2011         16.995902         15.178255      1,244,939.9329
01/01/2012 to 12/31/2012         15.178255         17.569665      1,102,051.2136
01/01/2013 to 12/31/2013         17.569665         22.832759        968,971.6880
01/01/2014 to 12/31/2014         22.832759         22.787306        837,799.4538
01/01/2015 to 12/31/2015         22.787306         21.149125        749,572.1141
01/01/2016 to 12/31/2016         21.149125         27.237071        575,692.0816
01/01/2017 to 12/31/2017         27.237071         29.852630        494,213.1408
01/01/2018 to 12/31/2018         29.852630         24.825945        375,608.0743
--------------------------      ----------        ----------      --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         16.837367         17.834403      1,026,274.2803
01/01/2015 to 12/31/2015         17.834403         17.253471        890,873.6811
01/01/2016 to 12/31/2016         17.253471         17.076757        806,216.6540
01/01/2017 to 12/31/2017         17.076757         18.556771        771,725.5952
01/01/2018 to 12/31/2018         18.556771         16.631520        689,461.8584
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        14.635531         18.431448         155,697.6600
01/01/2010 to 12/31/2010        18.431448         23.503631         122,982.0746
01/01/2011 to 12/31/2011        23.503631         24.427479         103,573.9531
01/01/2012 to 12/31/2012        24.427479         27.760631          70,714.6068
01/01/2013 to 12/31/2013        27.760631         27.797527          67,137.0668
01/01/2014 to 04/25/2014        27.797527         30.949743               0.0000
--------------------------      ---------         ---------         ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.132608          8.882604       1,218,858.0100
01/01/2010 to 12/31/2010         8.882604         10.012092       1,238,932.9527
01/01/2011 to 12/31/2011        10.012092          9.680265       1,192,582.7872
01/01/2012 to 12/31/2012         9.680265         11.256169       1,085,759.6272
01/01/2013 to 12/31/2013        11.256169         14.953317         962,441.7649
01/01/2014 to 12/31/2014        14.953317         16.038166         935,688.5139
01/01/2015 to 12/31/2015        16.038166         14.796666         840,913.9021
01/01/2016 to 12/31/2016        14.796666         17.029548         741,705.5725
01/01/2017 to 12/31/2017        17.029548         19.721220         668,233.3713
01/01/2018 to 12/31/2018        19.721220         16.996180         602,699.1783
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))

01/01/2009 to 12/31/2009         9.258399         11.274251         127,380.8700
01/01/2010 to 12/31/2010        11.274251         12.410878         120,408.3465
01/01/2011 to 12/31/2011        12.410878         11.902334          97,520.4161
01/01/2012 to 12/31/2012        11.902334         13.352627          78,396.8536
01/01/2013 to 12/31/2013        13.352627         17.525497          67,645.3775
01/01/2014 to 04/25/2014        17.525497         17.606815               0.0000
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2009 to 05/01/2009         9.109676          8.826232               0.0000
--------------------------      ---------         ---------       --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.341736         12.265817         575,330.3900
01/01/2010 to 12/31/2010        12.265817         15.186300         527,057.1915
01/01/2011 to 12/31/2011        15.186300         14.739946         526,928.0550
01/01/2012 to 12/31/2012        14.739946         17.097538         456,433.6971
01/01/2013 to 12/31/2013        17.097538         23.515801         383,927.9575
01/01/2014 to 12/31/2014        23.515801         24.898496         333,448.2757
01/01/2015 to 12/31/2015        24.898496         24.012162         297,227.7940
01/01/2016 to 12/31/2016        24.012162         26.254298         239,682.4277
01/01/2017 to 12/31/2017        26.254298         32.287625         222,505.7058
01/01/2018 to 12/31/2018        32.287625         28.810437         225,189.4457
--------------------------      ---------         ---------       --------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.790126         12.638051       1,831,273.0100
01/01/2010 to 12/31/2010        12.638051         13.814584       1,852,657.4975
01/01/2011 to 12/31/2011        13.814584         12.102702       1,649,352.8241
01/01/2012 to 12/31/2012        12.102702         13.857650       1,527,719.5204
01/01/2013 to 12/31/2013        13.857650         16.215302       1,341,707.2310
01/01/2014 to 12/31/2014        16.215302         14.804391       1,226,589.4498
01/01/2015 to 12/31/2015        14.804391         14.268067       1,208,618.7345
01/01/2016 to 12/31/2016        14.268067         13.876982       1,120,559.8966
01/01/2017 to 12/31/2017        13.876982         17.450326         935,755.7719
01/01/2018 to 12/31/2018        17.450326         14.723856         869,112.6786
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.173950         15.327336        13,867.4200
01/01/2010 to 12/31/2010        15.327336         17.434330        12,182.8612
01/01/2011 to 12/31/2011        17.434330         15.668891        12,118.1195
01/01/2012 to 12/31/2012        15.668891         18.627747        10,397.7366
01/01/2013 to 12/31/2013        18.627747         23.232852        94,258.0068
01/01/2014 to 12/31/2014        23.232852         23.283923        80,411.7985
01/01/2015 to 12/31/2015        23.283923         23.744793        70,329.8145
01/01/2016 to 12/31/2016        23.744793         23.351705        66,260.9207
01/01/2017 to 12/31/2017        23.351705         31.330803        59,539.9126
01/01/2018 to 12/31/2018        31.330803         26.697342        52,242.1289
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2009 to 12/31/2009        10.462470         13.458480       139,734.5600
01/01/2010 to 12/31/2010        13.458480         14.181769       133,570.1200
01/01/2011 to 04/29/2011        14.181769         15.796821             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
EQUITY SUB-ACCOUNT)

01/01/2009 to 12/31/2009        10.490791         12.439419        34,282.6000
01/01/2010 to 04/30/2010        12.439419         13.162357             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        13.205224         13.779215         2,644.2150
01/01/2011 to 12/31/2011        13.779215         12.587852         8,926.8540
01/01/2012 to 12/31/2012        12.587852         15.093237         7,024.3290
01/01/2013 to 04/26/2013        15.093237         16.020201             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        40.546846         44.145325        59,850.8473
01/01/2015 to 12/31/2015        44.145325         41.804699        49,592.4435
01/01/2016 to 12/31/2016        41.804699         47.604797        40,747.4747
01/01/2017 to 12/31/2017        47.604797         54.684620        35,192.4870
01/01/2018 to 12/31/2018        54.684620         48.787653        30,875.6831
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        20.620846         26.172703       153,057.1100
01/01/2010 to 12/31/2010        26.172703         29.944517       131,036.3449
01/01/2011 to 12/31/2011        29.944517         27.561428       113,866.1965
01/01/2012 to 12/31/2012        27.561428         31.090346        86,808.1365
01/01/2013 to 12/31/2013        31.090346         40.317742        79,541.0250
01/01/2014 to 04/25/2014        40.317742         40.489617             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.801840         11.722194        18,646.9200
01/01/2010 to 12/31/2010        11.722194         12.290848        19,091.3206
01/01/2011 to 12/31/2011        12.290848          9.631909        18,599.8032
01/01/2012 to 12/31/2012         9.631909         11.279927        11,622.6078
01/01/2013 to 12/31/2013        11.279927         12.743071       379,136.4704
01/01/2014 to 12/31/2014        12.743071         12.085188       343,570.5417
01/01/2015 to 12/31/2015        12.085188         11.600386       305,803.8439
01/01/2016 to 12/31/2016        11.600386         11.956952       277,893.3062
01/01/2017 to 12/31/2017        11.956952         15.826096       245,617.4345
01/01/2018 to 12/31/2018        15.826096         12.857227       232,982.1008
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)

01/01/2009 to 12/31/2009        41.606915         44.619577       251,180.2900
01/01/2010 to 12/31/2010        44.619577         47.362468       261,510.1248
01/01/2011 to 12/31/2011        47.362468         49.450896       240,269.8858
01/01/2012 to 12/31/2012        49.450896         52.097700       235,627.7855
01/01/2013 to 12/31/2013        52.097700         50.650728       221,747.7576
01/01/2014 to 12/31/2014        50.650728         53.136852       220,651.2317
01/01/2015 to 12/31/2015        53.136852         52.366638       211,379.3464
01/01/2016 to 12/31/2016        52.366638         52.910460       203,239.7379
01/01/2017 to 12/31/2017        52.910460         53.965909       192,972.1853
01/01/2018 to 12/31/2018        53.965909         52.670583       178,432.2933
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.957605         12.515666        81,338.9400
01/01/2010 to 12/31/2010        12.515666         14.714227        77,488.4327
01/01/2011 to 12/31/2011        14.714227         13.146198       160,741.9580
01/01/2012 to 12/31/2012        13.146198         14.751255       115,771.2926
01/01/2013 to 12/31/2013        14.751255         19.426520       110,500.3341
01/01/2014 to 12/31/2014        19.426520         20.756896        89,236.8256
01/01/2015 to 12/31/2015        20.756896         21.645026        78,585.2393
01/01/2016 to 12/31/2016        21.645026         21.255766        80,860.5422
01/01/2017 to 12/31/2017        21.255766         27.933753        78,364.4049
01/01/2018 to 12/31/2018        27.933753         28.069506        67,595.0533
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES
TRUST - LARGE CAP SUB-ACCOUNT)

01/01/2009 to 05/01/2009         9.299325          9.694132             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT
TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)

01/01/2009 to 05/01/2009         8.628179          8.192498             0.0000
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        12.696063         12.537125       492,370.1727
01/01/2011 to 12/31/2011        12.537125         12.301800       655,981.5732
01/01/2012 to 12/31/2012        12.301800         12.069008       796,108.5507
01/01/2013 to 12/31/2013        12.069008         11.841853       597,463.9603
01/01/2014 to 12/31/2014        11.841853         11.618974       542,818.3797
01/01/2015 to 12/31/2015        11.618974         11.400290       491,378.3144
01/01/2016 to 12/31/2016        11.400290         11.208160       492,706.1287
01/01/2017 to 12/31/2017        11.208160         11.079082       502,918.3241
01/01/2018 to 12/31/2018        11.079082         11.050612       393,343.0957
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))

01/01/2009 to 12/31/2009        12.992957         12.776926       513,177.8300
01/01/2010 to 04/30/2010        12.776926         12.698046             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)

05/02/2016 to 12/31/2016        48.934346         49.732336       139,873.1687
01/01/2017 to 12/31/2017        49.732336         58.104527       123,768.2366
01/01/2018 to 12/31/2018        58.104527         56.954859       109,091.2757
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.90% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)

01/01/2009 to 12/31/2009        12.532984         15.234267          60,547.8700
01/01/2010 to 12/31/2010        15.234267         17.372551          55,494.9967
01/01/2011 to 12/31/2011        17.372551         16.271069          56,608.0436
01/01/2012 to 12/31/2012        16.271069         17.653890          50,412.1902
01/01/2013 to 12/31/2013        17.653890         23.051162          45,404.2525
01/01/2014 to 12/31/2014        23.051162         25.140864          40,812.9471
01/01/2015 to 12/31/2015        25.140864         24.683270          35,946.2478
01/01/2016 to 04/29/2016        24.683270         24.804693               0.0000
--------------------------      ---------         ---------          -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2011 to 12/31/2011        14.965334         13.208478           8,901.0406
01/01/2012 to 12/31/2012        13.208478         14.593635           6,676.1252
01/01/2013 to 12/31/2013        14.593635         19.095720           5,875.7961
01/01/2014 to 12/31/2014        19.095720         20.676210           5,580.5257
01/01/2015 to 12/31/2015        20.676210         20.721556           4,762.1354
01/01/2016 to 12/31/2016        20.721556         21.766073          32,819.2457
01/01/2017 to 12/31/2017        21.766073         25.374851          33,377.3783
01/01/2018 to 12/31/2018        25.374851         24.806735          41,224.7211
--------------------------      ---------         ---------          -----------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE
EQUITY TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.342245         12.855633          84,099.7300
01/01/2010 to 12/31/2010        12.855633         14.211128          77,623.8810
01/01/2011 to 04/29/2011        14.211128         14.999464               0.0000
--------------------------      ---------         ---------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.884117         10.796267       1,267,227.0800
01/01/2010 to 12/31/2010        10.796267         11.791672       1,209,148.2077
01/01/2011 to 12/31/2011        11.791672         11.595850       1,169,936.9893
01/01/2012 to 12/31/2012        11.595850         13.146384       2,050,566.0165
01/01/2013 to 12/31/2013        13.146384         17.637135       1,690,461.6550
01/01/2014 to 12/31/2014        17.637135         18.818245       1,509,597.1111
01/01/2015 to 12/31/2015        18.818245         20.410115       1,317,929.3919
01/01/2016 to 12/31/2016        20.410115         19.999994       1,069,629.1041
01/01/2017 to 12/31/2017        19.999994         26.883713         896,514.9236
01/01/2018 to 12/31/2018        26.883713         26.404917         823,989.6027
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.290726          7.459833       1,922,818.3800
01/01/2010 to 12/31/2010         7.459833          8.007296       1,691,155.4967
01/01/2011 to 12/31/2011         8.007296          7.748428       1,493,748.8321
01/01/2012 to 04/27/2012         7.748428          8.702779               0.0000
--------------------------      ---------         ---------       --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS F)

01/01/2009 to 12/31/2009        32.192599         37.385653         107,294.3000
01/01/2010 to 12/31/2010        37.385653         40.301543          98,178.7342
01/01/2011 to 12/31/2011        40.301543         40.417121          87,104.0600
01/01/2012 to 12/31/2012        40.417121         44.157900          75,794.1136
01/01/2013 to 12/31/2013        44.157900         51.452990          72,605.1517
01/01/2014 to 12/31/2014        51.452990         54.734844          65,197.1080
01/01/2015 to 12/31/2015        54.734844         53.516852          64,390.7681
01/01/2016 to 12/31/2016        53.516852         57.222145          56,484.7791
01/01/2017 to 12/31/2017        57.222145         63.012313          56,283.7787
01/01/2018 to 12/31/2018        63.012313         58.257978          54,384.8599
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))

01/01/2009 to 12/31/2009        12.629339      15.082553           85,873.9000
01/01/2010 to 12/31/2010        15.082553      16.937177           86,580.7606
01/01/2011 to 12/31/2011        16.937177      15.580410           69,590.4522
01/01/2012 to 12/31/2012        15.580410      17.677460           69,876.5855
01/01/2013 to 04/26/2013        17.677460      19.440154                0.0000
--------------------------      ---------      ---------           -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST - MFS(R)
VALUE SUB-ACCOUNT)

01/01/2009 to 12/31/2009        10.857231      12.870772          519,340.1800
01/01/2010 to 12/31/2010        12.870772      14.071421          613,604.3795
01/01/2011 to 12/31/2011        14.071421      13.924754          580,189.4770
01/01/2012 to 12/31/2012        13.924754      15.936101          515,004.2257
01/01/2013 to 12/31/2013        15.936101      21.223453          585,796.8614
01/01/2014 to 12/31/2014        21.223453      23.074836          532,666.4717
01/01/2015 to 12/31/2015        23.074836      22.606336          504,998.6646
01/01/2016 to 12/31/2016        22.606336      25.372952          462,102.5876
01/01/2017 to 12/31/2017        25.372952      29.378750          407,603.1322
01/01/2018 to 12/31/2018        29.378750      25.924949          367,850.3906
--------------------------      ---------      ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        18.825335      23.429616          542,020.0220
01/01/2014 to 12/31/2014        23.429616      22.919543          456,657.6720
01/01/2015 to 12/31/2015        22.919543      22.573626          414,021.5132
01/01/2016 to 12/31/2016        22.573626      26.222946          356,517.7867
01/01/2017 to 12/31/2017        26.222946      29.716043          313,630.8776
01/01/2018 to 12/31/2018        29.716043      27.116996          277,254.7624
--------------------------      ---------      ---------          ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.202464      12.348579          862,876.0700
01/01/2010 to 12/31/2010        12.348579      14.886019          837,887.9147
01/01/2011 to 12/31/2011        14.886019      13.835741          797,356.2318
01/01/2012 to 12/31/2012        13.835741      14.291465          721,954.0860
01/01/2013 to 04/26/2013        14.291465      15.471275                0.0000
--------------------------      ---------      ---------          ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        19.859242      27.871528            2,607.4500
01/01/2010 to 12/31/2010        27.871528      31.926230              906.4927
01/01/2011 to 12/31/2011        31.926230      30.908300              862.9776
01/01/2012 to 12/31/2012        30.908300      35.986557            1,841.1004
01/01/2013 to 12/31/2013        35.986557      48.998491          116,037.6148
01/01/2014 to 12/31/2014        48.998491      52.319497          114,965.4750
01/01/2015 to 12/31/2015        52.319497      56.731474          108,232.0525
01/01/2016 to 12/31/2016        56.731474      56.516415           93,704.6880
01/01/2017 to 12/31/2017        56.516415      74.020768           95,617.1924
01/01/2018 to 12/31/2018        74.020768      71.781667           96,837.2502
--------------------------      ---------      ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        28.351097      29.337702           65,066.4058
01/01/2017 to 12/31/2017        29.337702      31.155406           58,882.6485
01/01/2018 to 12/31/2018        31.155406      29.405110           51,617.8357
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
- CONVERTIBLE SECURITIES SUB-ACCOUNT))

01/01/2009 to 12/31/2009     14.929674         20.086916              376.1400
01/01/2010 to 12/31/2010     20.086916         22.306076              387.5477
01/01/2011 to 12/31/2011     22.306076         22.943537              432.6526
01/01/2012 to 12/31/2012     22.943537         25.479238              415.6400
01/01/2013 to 12/31/2013     25.479238         27.041835              421.2950
01/01/2014 to 12/31/2014     27.041835         27.891506              410.6862
01/01/2015 to 12/31/2015     27.891506         26.853470              195.8473
01/01/2016 to 04/29/2016     26.853470         27.636621                0.0000
--------------------------   ---------         ---------              --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)

01/01/2009 to 12/31/2009     16.539335         21.597754          165,357.9000
01/01/2010 to 12/31/2010     21.597754         23.771560          153,054.2928
01/01/2011 to 12/31/2011     23.771560         24.171770          134,812.3443
01/01/2012 to 12/31/2012     24.171770         26.471371          104,367.2208
01/01/2013 to 12/31/2013     26.471371         26.374371          124,853.6653
01/01/2014 to 12/31/2014     26.374371         27.064166          108,713.9158
01/01/2015 to 12/31/2015     27.064166         26.210724           84,622.7021
01/01/2016 to 04/29/2016     26.210724         26.840582                0.0000
--------------------------   ---------         ---------          ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009     15.162330         15.484010          198,771.0800
01/01/2010 to 12/31/2010     15.484010         16.027078          214,528.5420
01/01/2011 to 12/31/2011     16.027078         16.554340          212,384.0655
01/01/2012 to 12/31/2012     16.554340         16.736131          147,056.0759
01/01/2013 to 12/31/2013     16.736131         16.272485          146,200.7119
01/01/2014 to 12/31/2014     16.272485         16.373384          113,942.0727
01/01/2015 to 12/31/2015     16.373384         16.114547           99,369.4345
01/01/2016 to 12/31/2016     16.114547         15.972741           87,098.3015
01/01/2017 to 12/31/2017     15.972741         15.935612           76,123.6821
01/01/2018 to 12/31/2018     15.935612         15.743126           71,880.8888
--------------------------   ---------         ---------          ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2009 to 12/31/2009     23.331896         31.993263           53,941.8700
01/01/2010 to 12/31/2010     31.993263         40.360787           47,913.7218
01/01/2011 to 12/31/2011     40.360787         35.304468           40,812.8423
01/01/2012 to 12/31/2012     35.304468         39.680695           33,773.7312
01/01/2013 to 12/31/2013     39.680695         52.899844           28,489.1771
01/01/2014 to 12/31/2014     52.899844         55.034868           20,896.0386
01/01/2015 to 12/31/2015     55.034868         53.119452           17,356.8037
01/01/2016 to 12/31/2016     53.119452         58.334088           15,574.2847
01/01/2017 to 12/31/2017     58.334088         68.994753           13,962.4765
01/01/2018 to 12/31/2018     68.994753         57.689130           10,659.7419
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        29.042262      38.639163           68,796.9600
01/01/2010 to 12/31/2010        38.639163      42.716930           64,965.8962
01/01/2011 to 12/31/2011        42.716930      42.914054           54,119.0331
01/01/2012 to 12/31/2012        42.914054      47.429326           39,288.9412
01/01/2013 to 12/31/2013        47.429326      53.024685           34,087.8250
01/01/2014 to 12/31/2014        53.024685      54.428173           29,113.8012
01/01/2015 to 12/31/2015        54.428173      49.636312           23,286.2883
01/01/2016 to 12/31/2016        49.636312      55.531984           20,945.2194
01/01/2017 to 12/31/2017        55.531984      59.760698           18,144.6552
01/01/2018 to 12/31/2018        59.760698      56.106241           16,148.1020
--------------------------      ---------      ---------           -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        14.129227      17.474495          109,419.7100
01/01/2010 to 12/31/2010        17.474495      19.065259          105,994.1288
01/01/2011 to 12/31/2011        19.065259      18.512191          101,717.8247
01/01/2012 to 12/31/2012        18.512191      20.749021           61,552.4210
01/01/2013 to 12/31/2013        20.749021      26.112296           47,960.7713
01/01/2014 to 12/31/2014        26.112296      27.445580           42,226.0405
01/01/2015 to 12/31/2015        27.445580      25.599557           33,396.2091
01/01/2016 to 12/31/2016        25.599557      29.151233           28,889.9760
01/01/2017 to 12/31/2017        29.151233      30.991916           26,028.6149
01/01/2018 to 12/31/2018        30.991916      27.648567           23,521.8471
--------------------------      ---------      ---------          ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         7.783649      10.277139          997,620.9900
01/01/2010 to 12/31/2010        10.277139      12.605874          880,801.4030
01/01/2011 to 12/31/2011        12.605874      12.674697          692,638.7594
01/01/2012 to 12/31/2012        12.674697      14.763175          558,492.7944
01/01/2013 to 12/31/2013        14.763175      21.406789          485,164.1014
01/01/2014 to 12/31/2014        21.406789      25.287637          384,923.1084
01/01/2015 to 12/31/2015        25.287637      24.381026          313,109.1358
01/01/2016 to 12/31/2016        24.381026      24.209892          272,739.8589
01/01/2017 to 12/31/2017        24.209892      27.625461          238,002.4971
01/01/2018 to 12/31/2018        27.625461      24.840841          215,705.6927
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        21.910820      26.252994          183,475.0800
01/01/2010 to 12/31/2010        26.252994      29.011492          172,671.7855
01/01/2011 to 12/31/2011        29.011492      29.207889          157,966.6898
01/01/2012 to 12/31/2012        29.207889      33.225792          134,079.4810
01/01/2013 to 12/31/2013        33.225792      42.381163          138,155.2970
01/01/2014 to 12/31/2014        42.381163      46.154871          122,760.2888
01/01/2015 to 12/31/2015        46.154871      46.010724          120,883.7726
01/01/2016 to 12/31/2016        46.010724      49.554998          102,572.2343
01/01/2017 to 12/31/2017        49.554998      58.129283           94,955.7373
01/01/2018 to 12/31/2018        58.129283      56.036057           84,869.2747
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

01/01/2009 to 05/01/2009        11.279715      11.031052                0.0000
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         7.743338          9.337802       201,553.8500
01/01/2010 to 12/31/2010         9.337802         10.285622       189,375.9284
01/01/2011 to 12/31/2011        10.285622         10.889373       295,307.1966
01/01/2012 to 12/31/2012        10.889373         12.201042       184,373.0572
01/01/2013 to 12/31/2013        12.201042         15.077007       169,786.1177
01/01/2014 to 12/31/2014        15.077007         16.806938       144,187.4989
01/01/2015 to 12/31/2015        16.806938         15.781155       127,911.9235
01/01/2016 to 12/31/2016        15.781155         17.805084       101,783.5126
01/01/2017 to 12/31/2017        17.805084         20.820996        92,153.8140
01/01/2018 to 12/31/2018        20.820996         19.434625        79,535.5935
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)

01/01/2009 to 12/31/2009         6.814072          8.161996       206,201.9200
01/01/2010 to 12/31/2010         8.161996          8.961654       190,701.8214
01/01/2011 to 04/29/2011         8.961654          9.726443             0.0000
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009         9.351563         11.252254        85,479.9900
01/01/2010 to 12/31/2010        11.252254         12.378389        85,440.1528
01/01/2011 to 12/31/2011        12.378389         13.082432        70,981.3830
01/01/2012 to 12/31/2012        13.082432         14.641750        55,256.6697
01/01/2013 to 12/31/2013        14.641750         18.055953        47,040.0156
01/01/2014 to 12/31/2014        18.055953         20.104790        42,414.7644
01/01/2015 to 12/31/2015        20.104790         18.850745        27,797.3019
01/01/2016 to 12/31/2016        18.850745         21.229699        23,314.3978
01/01/2017 to 12/31/2017        21.229699         24.791462        22,315.7998
01/01/2018 to 12/31/2018        24.791462         23.107056        25,682.7652
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         8.628575         12.054244       160,639.3400
01/01/2010 to 12/31/2010        12.054244         12.990464       127,360.5313
01/01/2011 to 12/31/2011        12.990464         12.663535        94,074.1478
01/01/2012 to 12/31/2012        12.663535         14.951993        64,058.4434
01/01/2013 to 12/31/2013        14.951993         20.224450        54,475.3276
01/01/2014 to 12/31/2014        20.224450         22.620186        40,607.9795
01/01/2015 to 12/31/2015        22.620186         24.367644        35,043.5782
01/01/2016 to 12/31/2016        24.367644         25.676841        31,246.4766
01/01/2017 to 12/31/2017        25.676841         31.686590        26,871.1308
01/01/2018 to 12/31/2018        31.686590         31.091820        22,264.8994
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        10.501683         12.828591        50,299.4600
01/01/2010 to 12/31/2010        12.828591         13.778564        44,921.2925
01/01/2011 to 12/31/2011        13.778564         14.189365        42,986.4967
01/01/2012 to 12/31/2012        14.189365         16.218621        37,711.8924
01/01/2013 to 12/31/2013        16.218621         21.064666        38,951.2439
01/01/2014 to 12/31/2014        21.064666         23.088152        48,481.0261
01/01/2015 to 12/31/2015        23.088152         22.003899        49,357.4676
01/01/2016 to 12/31/2016        22.003899         24.396672        48,868.1107
01/01/2017 to 12/31/2017        24.396672         27.490434        40,031.8997
01/01/2018 to 12/31/2018        27.490434         24.576668        39,548.7986
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         8.194524         11.479470       215,992.5400
01/01/2010 to 12/31/2010        11.479470         14.100105       191,648.3953
01/01/2011 to 12/31/2011        14.100105         14.027092       180,727.1022
01/01/2012 to 12/31/2012        14.027092         16.435373       202,209.2516
01/01/2013 to 12/31/2013        16.435373         23.713750       222,812.3085
01/01/2014 to 12/31/2014        23.713750         24.216298       189,081.9659
01/01/2015 to 12/31/2015        24.216298         22.720848       160,931.0304
01/01/2016 to 12/31/2016        22.720848         23.586858       139,417.6467
01/01/2017 to 12/31/2017        23.586858         28.760470       109,627.7820
01/01/2018 to 12/31/2018        28.760470         29.185516        92,438.2789
--------------------------      ---------         ---------       ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON
VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT)

01/01/2009 to 12/31/2009        11.016595         14.302860        28,263.3700
01/01/2010 to 12/31/2010        14.302860         16.048064        27,166.8698
01/01/2011 to 12/31/2011        16.048064         15.931270        26,189.7137
01/01/2012 to 12/31/2012        15.931270         17.676708        24,136.6394
01/01/2013 to 12/31/2013        17.676708         20.003653        21,690.0994
01/01/2014 to 12/31/2014        20.003653         20.590283        20,021.5610
01/01/2015 to 12/31/2015        20.590283         19.963244        19,978.4372
01/01/2016 to 12/31/2016        19.963244         21.043063        19,843.1448
01/01/2017 to 12/31/2017        21.043063         23.445836        19,083.0435
01/01/2018 to 12/31/2018        23.445836         21.990151        15,030.0466
--------------------------      ---------         ---------       ------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.086222         11.810570        25,451.0000
01/01/2010 to 12/31/2010        11.810570         13.407618        25,500.6949
01/01/2011 to 12/31/2011        13.407618         12.851943        25,632.8027
01/01/2012 to 12/31/2012        12.851943         14.612233        18,871.7877
01/01/2013 to 12/31/2013        14.612233         18.136491        18,314.5006
01/01/2014 to 12/31/2014        18.136491         18.629064        15,044.4403
01/01/2015 to 12/31/2015        18.629064         17.870118        10,092.6300
01/01/2016 to 12/31/2016        17.870118         19.023850         8,601.5561
01/01/2017 to 12/31/2017        19.023850         22.276025         3,575.1993
01/01/2018 to 12/31/2018        22.276025         20.096409         2,783.2912
--------------------------      ---------         ---------       ------------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
MODERATE GROWTH SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.386396         12.240038         1,442.4500
01/01/2010 to 12/31/2010        12.240038         13.812403         1,283.4088
01/01/2011 to 12/31/2011        13.812403         13.473826         1,248.6965
01/01/2012 to 12/31/2012        13.473826         15.148897           568.1400
01/01/2013 to 12/31/2013        15.148897         18.107415           556.3731
01/01/2014 to 12/31/2014        18.107415         18.638143         2,456.8605
01/01/2015 to 12/31/2015        18.638143         17.960426         2,449.7588
01/01/2016 to 12/31/2016        17.960426         19.031180         2,425.3604
01/01/2017 to 12/31/2017        19.031180         21.797774         2,420.0236
01/01/2018 to 12/31/2018        21.797774         20.042840         2,423.3780
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT

01/01/2009 to 12/31/2009         7.813081          9.000739        13,171.6700
01/01/2010 to 12/31/2010         9.000739          9.643447        11,420.4302
01/01/2011 to 04/29/2011         9.643447          9.519267             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.90% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009     10.660555         16.271292          221,749.9100
01/01/2010 to 12/31/2010     16.271292         18.347337          211,149.0673
01/01/2011 to 12/31/2011     18.347337         18.311099          185,836.2569
01/01/2012 to 12/31/2012     18.311099         21.257309          159,282.6649
01/01/2013 to 12/31/2013     21.257309         22.164985          162,633.4127
01/01/2014 to 12/31/2014     22.164985         21.497170          157,746.4400
01/01/2015 to 12/31/2015     21.497170         19.860825          143,751.9819
01/01/2016 to 12/31/2016     19.860825         22.528057          120,993.2576
01/01/2017 to 12/31/2017     22.528057         24.017700          109,224.4297
01/01/2018 to 12/31/2018     24.017700         22.639172          101,429.4852
--------------------------   ---------         ---------          ------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009     20.423998         25.102078           29,509.7500
01/01/2010 to 12/31/2010     25.102078         29.036992           26,345.0564
01/01/2011 to 12/31/2011     29.036992         26.827281           24,204.5813
01/01/2012 to 12/31/2012     26.827281         29.169145           15,956.9552
01/01/2013 to 12/31/2013     29.169145         37.994374           14,049.9690
01/01/2014 to 12/31/2014     37.994374         42.796319           12,080.1950
01/01/2015 to 12/31/2015     42.796319         39.322763            8,934.0320
01/01/2016 to 12/31/2016     39.322763         44.844908            8,107.3044
01/01/2017 to 12/31/2017     44.844908         49.665954            6,489.2384
01/01/2018 to 12/31/2018     49.665954         39.226308            5,836.8284
--------------------------   ---------         ---------          ------------

TRUST FOR ADVISED PORTFOLIOS

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT

01/01/2009 to 12/31/2009     20.969571         25.274567            2,479.0300
01/01/2010 to 12/31/2010     25.274567         27.812306            2,168.1154
01/01/2011 to 12/31/2011     27.812306         27.284792            1,883.2393
01/01/2012 to 12/31/2012     27.284792         29.636412              355.6613
01/01/2013 to 12/31/2013     29.636412         34.518467              299.1095
01/01/2014 to 12/31/2014     34.518467         37.020047              576.9600
01/01/2015 to 12/31/2015     37.020047         35.700324              506.0463
01/01/2016 to 12/31/2016     35.700324         37.212510              436.2962
01/01/2017 to 12/31/2017     37.212510         42.628726              409.4503
01/01/2018 to 12/31/2018     42.628726         41.428465              981.9009

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT
 (SERIES II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF
EQUITY AND INCOME SUB-ACCOUNT (CLASS II))

01/01/2009 to 12/31/2009     11.599483         13.996487          4,609,836.6200
01/01/2010 to 12/31/2010     13.996487         15.447100          5,844,985.9366
01/01/2011 to 12/31/2011     15.447100         15.019789          7,490,541.4534
01/01/2012 to 12/31/2012     15.019789         16.627859          8,304,456.5151
01/01/2013 to 12/31/2013     16.627859         20.456736          8,711,607.1597
01/01/2014 to 12/31/2014     20.456736         21.918933          8,637,016.2608
01/01/2015 to 12/31/2015     21.918933         21.034353          8,338,696.9885
01/01/2016 to 12/31/2016     21.034353         23.795311          7,924,322.1607
01/01/2017 to 12/31/2017     23.795311         25.969047          7,473,895.5989
01/01/2018 to 12/31/2018     25.969047         23.091807          6,889,070.2273
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     14.008187         15.539197            865,624.9400
01/01/2010 to 12/31/2010     15.539197         16.294392          1,304,424.3418
01/01/2011 to 12/31/2011     16.294392         17.032201          1,651,499.5613
01/01/2012 to 12/31/2012     17.032201         17.678853          1,907,512.1162
01/01/2013 to 12/31/2013     17.678853         17.039755          2,146,729.8411
01/01/2014 to 12/31/2014     17.039755         17.672051          2,137,353.8632
01/01/2015 to 12/31/2015     17.672051         17.456686          2,086,127.8698
01/01/2016 to 12/31/2016     17.456686         17.703108          1,936,751.5526
01/01/2017 to 12/31/2017     17.703108         18.079407          1,919,357.5518
01/01/2018 to 12/31/2018     18.079407         17.681819          1,743,265.7435
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     17.609165         24.685579          1,054,741.5400
01/01/2010 to 12/31/2010     24.685579         27.174697          1,347,501.6327
01/01/2011 to 12/31/2011     27.174697         24.391985          1,624,466.3872
01/01/2012 to 12/31/2012     24.391985         29.448187          1,870,908.3383
01/01/2013 to 12/31/2013     29.448187         37.474334          1,926,226.3822
01/01/2014 to 12/31/2014     37.474334         37.770339          1,873,230.6740
01/01/2015 to 12/31/2015     37.770339         39.789091          1,700,149.5506
01/01/2016 to 12/31/2016     39.789091         39.440143          1,638,388.3265
01/01/2017 to 12/31/2017     39.440143         51.082435          1,429,247.7715
01/01/2018 to 12/31/2018     51.082435         45.767176          1,323,203.9963
--------------------------   ---------         ---------          --------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     16.023138         25.460118            390,127.4800
01/01/2010 to 12/31/2010     25.460118         30.703147            529,585.9097
01/01/2011 to 12/31/2011     30.703147         24.456125            726,668.6583
01/01/2012 to 12/31/2012     24.456125         28.469336            851,258.5751
01/01/2013 to 12/31/2013     28.469336         35.976639            854,253.5686
01/01/2014 to 12/31/2014     35.976639         36.193280            853,547.7556
01/01/2015 to 12/31/2015     36.193280         35.749125            805,290.9430
01/01/2016 to 12/31/2016     35.749125         35.955856            777,459.9183
01/01/2017 to 12/31/2017     35.955856         44.594471            699,860.8085
01/01/2018 to 12/31/2018     44.594471         39.293424            632,187.6088
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         95.172443        130.706488        560,224.6100
01/01/2010 to 12/31/2010        130.706488        152.815675        721,234.5594
01/01/2011 to 12/31/2011        152.815675        144.106404        848,626.8310
01/01/2012 to 12/31/2012        144.106404        167.346709        930,394.1179
01/01/2013 to 12/31/2013        167.346709        214.481339        919,156.5445
01/01/2014 to 12/31/2014        214.481339        229.266658        845,538.3144
01/01/2015 to 12/31/2015        229.266658        241.342519        744,097.5190
01/01/2016 to 12/31/2016        241.342519        260.306750        671,514.7559
01/01/2017 to 12/31/2017        260.306750        328.995885        575,207.1775
01/01/2018 to 12/31/2018        328.995885        323.268930        479,161.5436
--------------------------      ----------        ----------        ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         71.752703         92.767065        354,443.4500
01/01/2010 to 12/31/2010         92.767065        101.829179        441,152.6994
01/01/2011 to 12/31/2011        101.829179         98.480424        504,589.5690
01/01/2012 to 12/31/2012         98.480424        113.965999        532,773.5138
01/01/2013 to 12/31/2013        113.965999        149.880499        522,232.5149
01/01/2014 to 12/31/2014        149.880499        163.350958        490,277.9046
01/01/2015 to 12/31/2015        163.350958        163.259796        464,243.8955
01/01/2016 to 12/31/2016        163.259796        179.358671        434,000.0384
01/01/2017 to 12/31/2017        179.358671        216.245449        387,734.1861
01/01/2018 to 12/31/2018        216.245449        209.201819        337,233.9249
--------------------------      ----------        ----------        ------------

BRIGHTHOUSE FUNDS TRUST I

BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         11.971285         14.912405        926,217.7600
01/01/2010 to 12/31/2010         14.912405         17.613554        932,436.2940
01/01/2011 to 12/31/2011         17.613554         15.792798        916,113.9580
01/01/2012 to 12/31/2012         15.792798         18.354655        769,354.2937
01/01/2013 to 12/31/2013         18.354655         23.948419        692,956.4398
01/01/2014 to 12/31/2014         23.948419         23.996560        612,629.8606
01/01/2015 to 12/31/2015         23.996560         22.360751        545,752.6454
01/01/2016 to 12/31/2016         22.360751         28.912816        467,686.9697
01/01/2017 to 12/31/2017         28.912816         31.815907        424,246.0048
01/01/2018 to 12/31/2018         31.815907         26.565372        363,298.8706
--------------------------      ----------        ----------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         17.524570         18.612590      2,462,248.0313
01/01/2015 to 12/31/2015         18.612590         18.078496      2,263,389.6494
01/01/2016 to 12/31/2016         18.078496         17.964995      2,088,879.1488
01/01/2017 to 12/31/2017         17.964995         19.599985      2,045,414.7928
01/01/2018 to 12/31/2018         19.599985         17.637343      1,891,765.8198
--------------------------      ----------        ----------      --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009         15.089759         19.079756        687,918.5200
01/01/2010 to 12/31/2010         19.079756         24.427670        676,191.2161
01/01/2011 to 12/31/2011         24.427670         25.489341        768,548.9176
01/01/2012 to 12/31/2012         25.489341         29.084038        821,608.1489
01/01/2013 to 12/31/2013         29.084038         29.239437        897,618.8314
01/01/2014 to 04/25/2014         29.239437         32.596168              0.0000
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.248246          9.050430        2,906,668.4200
01/01/2010 to 12/31/2010         9.050430         10.242106        3,428,373.7229
01/01/2011 to 12/31/2011        10.242106          9.942277        3,869,390.2064
01/01/2012 to 12/31/2012         9.942277         11.607402        3,894,963.3888
01/01/2013 to 12/31/2013        11.607402         15.481667        4,014,908.3476
01/01/2014 to 12/31/2014        15.481667         16.671405       10,442,672.8652
01/01/2015 to 12/31/2015        16.671405         15.442562       10,071,740.8040
01/01/2016 to 12/31/2016        15.442562         17.844135        9,326,322.7030
01/01/2017 to 12/31/2017        17.844135         20.747096        8,456,342.5612
01/01/2018 to 12/31/2018        20.747096         17.952416        7,540,752.4283
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))

01/01/2009 to 12/31/2009         9.570657         11.701211        2,560,126.4000
01/01/2010 to 12/31/2010        11.701211         12.932462        3,518,683.9710
01/01/2011 to 12/31/2011        12.932462         12.452165        4,762,442.6179
01/01/2012 to 12/31/2012        12.452165         14.025729        5,611,790.8612
01/01/2013 to 12/31/2013        14.025729         18.482676        5,786,796.4606
01/01/2014 to 04/25/2014        18.482676         18.591862                0.0000
--------------------------      ---------         ---------       ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2009 to 05/01/2009         9.416936          9.136104                0.0000
--------------------------      ---------         ---------       ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.631096         12.696435          725,972.8200
01/01/2010 to 12/31/2010        12.696435         15.782371          733,793.5089
01/01/2011 to 12/31/2011        15.782371         15.379785        1,022,953.0961
01/01/2012 to 12/31/2012        15.379785         17.911571        1,116,176.2466
01/01/2013 to 12/31/2013        17.911571         24.734051        1,132,081.2091
01/01/2014 to 12/31/2014        24.734051         26.293351        1,096,516.4814
01/01/2015 to 12/31/2015        26.293351         25.459025        1,138,086.9728
01/01/2016 to 12/31/2016        25.459025         27.947803        1,129,583.2454
01/01/2017 to 12/31/2017        27.947803         34.507567        1,027,815.8309
01/01/2018 to 12/31/2018        34.507567         30.915524          937,032.8154
--------------------------      ---------         ---------       ---------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.121297         13.117935        1,248,072.5200
01/01/2010 to 12/31/2010        13.117935         14.396532        1,361,449.3782
01/01/2011 to 12/31/2011        14.396532         12.663042        1,432,480.6677
01/01/2012 to 12/31/2012        12.663042         14.557637        1,455,475.4558
01/01/2013 to 12/31/2013        14.557637         17.102618        1,409,196.6028
01/01/2014 to 12/31/2014        17.102618         15.677116        1,391,178.8766
01/01/2015 to 12/31/2015        15.677116         15.169757        1,334,744.0749
01/01/2016 to 12/31/2016        15.169757         14.813093        1,299,387.2582
01/01/2017 to 12/31/2017        14.813093         18.701869        1,180,957.5577
01/01/2018 to 12/31/2018        18.701869         15.843512        1,063,347.9778
--------------------------      ---------         ---------       ---------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009     11.715866         16.135099          164,440.7400
01/01/2010 to 12/31/2010     16.135099         18.426604          154,110.6685
01/01/2011 to 12/31/2011     18.426604         16.626982          140,264.7059
01/01/2012 to 12/31/2012     16.626982         19.846361          121,723.2208
01/01/2013 to 12/31/2013     19.846361         24.851865          842,910.9411
01/01/2014 to 12/31/2014     24.851865         25.006332          775,578.8811
01/01/2015 to 12/31/2015     25.006332         25.603522          660,856.7246
01/01/2016 to 12/31/2016     25.603522         25.280600          615,405.5726
01/01/2017 to 12/31/2017     25.280600         34.054209          510,760.6529
01/01/2018 to 12/31/2018     34.054209         29.135067          455,084.6415
--------------------------   ---------         ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2009 to 12/31/2009     10.701719         13.821411          810,857.3700
01/01/2010 to 12/31/2010     13.821411         14.622522          832,841.9252
01/01/2011 to 04/29/2011     14.622522         16.309009                0.0000
--------------------------   ---------         ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL
EQUITY SUB-ACCOUNT)

01/01/2009 to 12/31/2009     10.756593         12.805714           32,869.5700
01/01/2010 to 04/30/2010     12.805714         13.567722                0.0000
--------------------------   ---------         ---------          ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010     13.612355         14.241746           58,815.3887
01/01/2011 to 12/31/2011     14.241746         13.062475          702,783.3076
01/01/2012 to 12/31/2012     13.062475         15.725398          782,697.7006
01/01/2013 to 04/26/2013     15.725398         16.712427                0.0000
--------------------------   ---------         ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014     43.995216         48.029516          814,674.9166
01/01/2015 to 12/31/2015     48.029516         45.665286          773,207.7688
01/01/2016 to 12/31/2016     45.665286         52.209358          691,926.8582
01/01/2017 to 12/31/2017     52.209358         60.213534          634,242.2031
01/01/2018 to 12/31/2018     60.213534         53.936990          570,051.6905
--------------------------   ---------         ---------          ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009     21.903014         27.911532          823,740.3200
01/01/2010 to 12/31/2010     27.911532         32.061790          894,325.9675
01/01/2011 to 12/31/2011     32.061790         29.628299          939,662.3568
01/01/2012 to 12/31/2012     29.628299         33.556473          896,966.1452
01/01/2013 to 12/31/2013     33.556473         43.690070          859,004.8650
01/01/2014 to 04/25/2014     43.690070         43.931678                0.0000
--------------------------   ---------         ---------          ------------

BRIGHTHOUSE FUNDS TRUST II

BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009     10.520409         12.631977           77,100.9900
01/01/2010 to 12/31/2010     12.631977         13.297778           72,139.1868
01/01/2011 to 12/31/2011     13.297778         10.462743           66,481.5676
01/01/2012 to 12/31/2012     10.462743         12.302257           45,320.0641
01/01/2013 to 12/31/2013     12.302257         13.953689          598,006.4459
01/01/2014 to 12/31/2014     13.953689         13.286366          589,341.3089
01/01/2015 to 12/31/2015     13.286366         12.804516          557,625.2440
01/01/2016 to 12/31/2016     12.804516         13.250976          515,432.8091
01/01/2017 to 12/31/2017     13.250976         17.608874          422,854.4909
01/01/2018 to 12/31/2018     17.608874         14.363292          411,483.0984
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)

01/01/2009 to 12/31/2009        46.049828         49.582034             933.2300
01/01/2010 to 12/31/2010        49.582034         52.840839             946.7676
01/01/2011 to 12/31/2011        52.840839         55.391269             953.3229
01/01/2012 to 12/31/2012        55.391269         58.591105             931.7030
01/01/2013 to 12/31/2013        58.591105         57.192111             831.7030
01/01/2014 to 12/31/2014        57.192111         60.239722             602.9787
01/01/2015 to 12/31/2015        60.239722         59.604494             254.9723
01/01/2016 to 12/31/2016        59.604494         60.464815             195.0258
01/01/2017 to 12/31/2017        60.464815         61.917406             178.3160
01/01/2018 to 12/31/2018        61.917406         60.674759             182.0658
--------------------------      ---------         ---------             --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        10.476109         13.202115          60,546.7600
01/01/2010 to 12/31/2010        13.202115         15.583393          55,023.3090
01/01/2011 to 12/31/2011        15.583393         13.978448          46,824.6923
01/01/2012 to 12/31/2012        13.978448         15.748288          36,491.0906
01/01/2013 to 12/31/2013        15.748288         20.822627          37,607.4297
01/01/2014 to 12/31/2014        20.822627         22.337788          34,090.0965
01/01/2015 to 12/31/2015        22.337788         23.386926          30,017.2891
01/01/2016 to 12/31/2016        23.386926         23.058379          27,515.8790
01/01/2017 to 12/31/2017        23.058379         30.423677          24,221.5408
01/01/2018 to 12/31/2018        30.423677         30.694790          20,047.9421
--------------------------      ---------         ---------          -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES
TRUST - LARGE CAP SUB-ACCOUNT)

01/01/2009 to 05/01/2009         9.770216         10.198589               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT
TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)

01/01/2009 to 05/01/2009         9.097531          8.649652               0.0000
--------------------------      ---------         ---------          -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        13.529192         13.395302       1,056,588.1683
01/01/2011 to 12/31/2011        13.395302         13.196406       1,224,035.3301
01/01/2012 to 12/31/2012        13.196406         12.998860       1,153,558.0897
01/01/2013 to 12/31/2013        12.998860         12.805324         957,867.7806
01/01/2014 to 12/31/2014        12.805324         12.614669         747,211.5851
01/01/2015 to 12/31/2015        12.614669         12.426853         649,787.2812
01/01/2016 to 12/31/2016        12.426853         12.266390         543,145.4733
01/01/2017 to 12/31/2017        12.266390         12.173591         474,874.5971
01/01/2018 to 12/31/2018        12.173591         12.191243         394,114.8966
--------------------------      ---------         ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))

01/01/2009 to 12/31/2009        13.771720         13.597020       1,183,740.8700
01/01/2010 to 04/30/2010        13.597020         13.530860               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)

05/02/2016 to 12/31/2016        53.331925         54.345523       1,251,904.1260
01/01/2017 to 12/31/2017        54.345523         63.747908       1,171,016.2432
01/01/2018 to 12/31/2018        63.747908         62.738507       1,001,442.4274
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)

01/01/2009 to 12/31/2009        13.303436         16.235598         906,565.2000
01/01/2010 to 12/31/2010        16.235598         18.588559       1,579,229.6415
01/01/2011 to 12/31/2011        18.588559         17.479626       2,417,545.9157
01/01/2012 to 12/31/2012        17.479626         19.041558       3,075,981.8233
01/01/2013 to 12/31/2013        19.041558         24.962646       3,096,551.8472
01/01/2014 to 12/31/2014        24.962646         27.334738       2,820,701.5516
01/01/2015 to 12/31/2015        27.334738         26.944786       2,606,666.7582
01/01/2016 to 04/29/2016        26.944786         27.112978               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2011 to 12/31/2011        15.488492         13.706576          19,138.0731
01/01/2012 to 12/31/2012        13.706576         15.204967          16,296.8619
01/01/2013 to 12/31/2013        15.204967         19.975312          15,229.3192
01/01/2014 to 12/31/2014        19.975312         21.715282          11,618.9618
01/01/2015 to 12/31/2015        21.715282         21.850125          10,160.1489
01/01/2016 to 12/31/2016        21.850125         23.043498         548,606.4010
01/01/2017 to 12/31/2017        23.043498         26.971363         594,373.8053
01/01/2018 to 12/31/2018        26.971363         26.473809         577,485.4758
--------------------------      ---------         ---------       --------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE
EQUITY TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.578999         13.234253          26,416.4900
01/01/2010 to 12/31/2010        13.234253         14.688265          24,455.0099
01/01/2011 to 04/29/2011        14.688265         15.523304               0.0000
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         8.105624         11.144049         960,751.0700
01/01/2010 to 12/31/2010        11.144049         12.220261         944,079.1595
01/01/2011 to 12/31/2011        12.220261         12.065387         919,636.0423
01/01/2012 to 12/31/2012        12.065387         13.733793       1,922,764.7277
01/01/2013 to 12/31/2013        13.733793         18.498998       1,760,857.6136
01/01/2014 to 12/31/2014        18.498998         19.816928       1,530,805.1615
01/01/2015 to 12/31/2015        19.816928         21.579412       1,358,785.5452
01/01/2016 to 12/31/2016        21.579412         21.230540       1,208,203.0691
01/01/2017 to 12/31/2017        21.230540         28.651717       1,031,010.1322
01/01/2018 to 12/31/2018        28.651717         28.254906         900,649.1785
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.469755          7.743159       1,892,876.1200
01/01/2010 to 12/31/2010         7.743159          8.344698       1,839,185.2455
01/01/2011 to 12/31/2011         8.344698          8.107217       1,754,395.1770
01/01/2012 to 04/27/2012         8.107217          9.117621               0.0000
--------------------------      ---------         ---------       --------------

MFS(R) TOTAL RETURN SUB-ACCOUNT (CLASS F)

01/01/2009 to 12/31/2009        35.109560         40.936528         129,050.5500
01/01/2010 to 12/31/2010        40.936528         44.306116         128,295.1639
01/01/2011 to 12/31/2011        44.306116         44.610823         106,085.0082
01/01/2012 to 12/31/2012        44.610823         48.936077          90,446.8982
01/01/2013 to 12/31/2013        48.936077         57.248968          85,051.5065
01/01/2014 to 12/31/2014        57.248968         61.144559          69,370.4706
01/01/2015 to 12/31/2015        61.144559         60.023556          51,667.7106
01/01/2016 to 12/31/2016        60.023556         64.436501          39,909.2025
01/01/2017 to 12/31/2017        64.436501         71.240131          33,748.0146
01/01/2018 to 12/31/2018        71.240131         66.130551          28,755.9854
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS D))

01/01/2009 to 12/31/2009        13.268753      15.909707             23,637.8100
01/01/2010 to 12/31/2010        15.909707      17.937578             20,123.1167
01/01/2011 to 12/31/2011        17.937578      16.566712             15,134.0726
01/01/2012 to 12/31/2012        16.566712      18.872223             10,451.7761
01/01/2013 to 04/26/2013        18.872223      20.780445                  0.0000
--------------------------      ---------      ---------             -----------

MFS(R) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST - MFS(R)
VALUE SUB-ACCOUNT)

01/01/2009 to 12/31/2009        11.321028      13.474380            136,724.8100
01/01/2010 to 12/31/2010        13.474380      14.790330            125,976.4784
01/01/2011 to 12/31/2011        14.790330      14.694709             89,201.9053
01/01/2012 to 12/31/2012        14.694709      16.885005             61,571.4738
01/01/2013 to 12/31/2013        16.885005      22.577230             68,959.8016
01/01/2014 to 12/31/2014        22.577230      24.645071             55,168.6229
01/01/2015 to 12/31/2015        24.645071      24.241463             39,520.4065
01/01/2016 to 12/31/2016        24.241463      27.317199             33,199.2887
01/01/2017 to 12/31/2017        27.317199      31.756275             27,251.9945
01/01/2018 to 12/31/2018        31.756275      28.135992             23,088.9470
--------------------------      ---------      ---------            ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)

04/29/2013 to 12/31/2013        16.341845      20.393533            242,456.7848
01/01/2014 to 12/31/2014        20.393533      20.029536            224,695.2278
01/01/2015 to 12/31/2015        20.029536      19.806304            200,515.8726
01/01/2016 to 12/31/2016        19.806304      23.100428            174,927.3531
01/01/2017 to 12/31/2017        23.100428      26.282169            160,836.5553
01/01/2018 to 12/31/2018        26.282169      24.080187            164,118.1829
--------------------------      ---------      ---------            ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT
(CLASS B))

01/01/2009 to 12/31/2009         9.487441      12.782003            280,786.9500
01/01/2010 to 12/31/2010        12.782003      15.470184            310,192.4101
01/01/2011 to 12/31/2011        15.470184      14.436229            309,824.2060
01/01/2012 to 12/31/2012        14.436229      14.971828            277,635.0208
01/01/2013 to 04/26/2013        14.971828      16.228423                  0.0000
--------------------------      ---------      ---------            ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        21.216657      29.895857             14,831.0500
01/01/2010 to 12/31/2010        29.895857      34.382161             13,596.8339
01/01/2011 to 12/31/2011        34.382161      33.419066             13,149.4015
01/01/2012 to 12/31/2012        33.419066      39.066518             12,328.8880
01/01/2013 to 12/31/2013        39.066518      53.405117            105,056.8554
01/01/2014 to 12/31/2014        53.405117      57.253340            111,003.5840
01/01/2015 to 12/31/2015        57.253340      62.330163            122,873.0538
01/01/2016 to 12/31/2016        62.330163      62.342717            115,666.1056
01/01/2017 to 12/31/2017        62.342717      81.977572            116,528.0417
01/01/2018 to 12/31/2018        81.977572      79.818317            128,268.1030
--------------------------      ---------      ---------            ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        30.898634      32.058770          5,566,215.2465
01/01/2017 to 12/31/2017        32.058770      34.181087          5,360,393.6114
01/01/2018 to 12/31/2018        34.181087      32.390837          4,934,619.1992
--------------------------      ---------      ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD
 ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))

01/01/2009 to 12/31/2009     15.706333         21.216459              3,794.6800
01/01/2010 to 12/31/2010     21.216459         23.654772              3,771.6996
01/01/2011 to 12/31/2011     23.654772         24.428019              3,720.4084
01/01/2012 to 12/31/2012     24.428019         27.237049              3,700.6118
01/01/2013 to 12/31/2013     27.237049         29.023280              3,171.0048
01/01/2014 to 12/31/2014     29.023280         30.055168              1,737.3990
01/01/2015 to 12/31/2015     30.055168         29.052608              1,429.4516
01/01/2016 to 04/29/2016     29.052608         29.939232                  0.0000
--------------------------   ---------         ---------              ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)

01/01/2009 to 12/31/2009     17.527708         22.980047          2,720,519.5100
01/01/2010 to 12/31/2010     22.980047         25.394296          3,866,966.6869
01/01/2011 to 12/31/2011     25.394296         25.925019          5,224,065.0824
01/01/2012 to 12/31/2012     25.925019         28.505772          6,402,421.7800
01/01/2013 to 12/31/2013     28.505772         28.515147          7,260,952.6022
01/01/2014 to 12/31/2014     28.515147         29.378191          6,987,215.1762
01/01/2015 to 12/31/2015     29.378191         28.565823          6,507,139.9136
01/01/2016 to 04/29/2016     28.565823         29.290759                  0.0000
--------------------------   ---------         ---------          --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009     16.046974         16.453082            923,869.7500
01/01/2010 to 12/31/2010     16.453082         17.098382          1,416,325.5878
01/01/2011 to 12/31/2011     17.098382         17.731455          1,981,975.4953
01/01/2012 to 12/31/2012     17.731455         17.998404          2,258,609.0782
01/01/2013 to 12/31/2013     17.998404         17.569928          2,437,176.0147
01/01/2014 to 12/31/2014     17.569928         17.749720          2,438,869.7784
01/01/2015 to 12/31/2015     17.749720         17.539143          2,503,832.3545
01/01/2016 to 12/31/2016     17.539143         17.454474          2,291,473.6009
01/01/2017 to 12/31/2017     17.454474         17.483498          2,319,116.5472
01/01/2018 to 12/31/2018     17.483498         17.341920          2,087,448.5612
--------------------------   ---------         ---------          --------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2009 to 12/31/2009     24.285647         33.434468            806,265.1100
01/01/2010 to 12/31/2010     33.434468         42.347733          1,196,494.8013
01/01/2011 to 12/31/2011     42.347733         37.190772          1,802,577.9496
01/01/2012 to 12/31/2012     37.190772         41.969196          2,241,258.2685
01/01/2013 to 12/31/2013     41.969196         56.174780          2,303,183.2210
01/01/2014 to 12/31/2014     56.174780         58.676254          2,237,740.3557
01/01/2015 to 12/31/2015     58.676254         56.861156          2,116,363.1607
01/01/2016 to 12/31/2016     56.861156         62.693345          1,998,684.1228
01/01/2017 to 12/31/2017     62.693345         74.446814          1,838,095.6975
01/01/2018 to 12/31/2018     74.446814         62.498929          1,661,316.1496
--------------------------   ---------         ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        31.451639      42.012274            729,628.6800
01/01/2010 to 12/31/2010        42.012274      46.632018            910,589.9999
01/01/2011 to 12/31/2011        46.632018      47.034525          1,042,790.4432
01/01/2012 to 12/31/2012        47.034525      52.192739          1,150,817.7540
01/01/2013 to 12/31/2013        52.192739      58.583826          1,204,880.7799
01/01/2014 to 12/31/2014        58.583826      60.375481          1,176,518.4191
01/01/2015 to 12/31/2015        60.375481      55.280794          1,128,723.1554
01/01/2016 to 12/31/2016        55.280794      62.094654          1,047,902.8753
01/01/2017 to 12/31/2017        62.094654      67.090076            967,919.6523
01/01/2018 to 12/31/2018        67.090076      63.241321            874,259.8299
--------------------------      ---------      ---------          --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        14.833109      18.418533          1,144,021.9300
01/01/2010 to 12/31/2010        18.418533      20.175704          1,382,919.2240
01/01/2011 to 12/31/2011        20.175704      19.668797          1,548,417.9474
01/01/2012 to 12/31/2012        19.668797      22.134178          1,590,494.0297
01/01/2013 to 12/31/2013        22.134178      27.967044          1,528,375.1006
01/01/2014 to 12/31/2014        27.967044      29.512846          1,446,516.6740
01/01/2015 to 12/31/2015        29.512846      27.638150          1,338,391.5716
01/01/2016 to 12/31/2016        27.638150      31.598772          1,236,792.1461
01/01/2017 to 12/31/2017        31.598772      33.728223          1,161,166.6079
01/01/2018 to 12/31/2018        33.728223      30.211017          1,043,647.2004
--------------------------      ---------      ---------          --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         7.993738      10.596835          2,607,042.4000
01/01/2010 to 12/31/2010        10.596835      13.050039          2,801,777.2686
01/01/2011 to 12/31/2011        13.050039      13.173773          3,078,813.7559
01/01/2012 to 12/31/2012        13.173773      15.406299          3,219,195.0710
01/01/2013 to 12/31/2013        15.406299      22.428756          3,432,106.5582
01/01/2014 to 12/31/2014        22.428756      26.601023          3,323,100.9655
01/01/2015 to 12/31/2015        26.601023      25.750168          3,363,018.0919
01/01/2016 to 12/31/2016        25.750168      25.671909          3,416,406.0157
01/01/2017 to 12/31/2017        25.671909      29.410747          3,234,761.3380
01/01/2018 to 12/31/2018        29.410747      26.552828          2,995,095.6627
--------------------------      ---------      ---------          --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        23.471944      28.236210          1,103,363.7300
01/01/2010 to 12/31/2010        28.236210      31.328039          1,519,379.6880
01/01/2011 to 12/31/2011        31.328039      31.666239          1,982,321.3644
01/01/2012 to 12/31/2012        31.666239      36.167396          2,244,477.1105
01/01/2013 to 12/31/2013        36.167396      46.318086          2,440,445.6668
01/01/2014 to 12/31/2014        46.318086      50.644486          2,377,335.8506
01/01/2015 to 12/31/2015        50.644486      50.688657          2,280,620.2982
01/01/2016 to 12/31/2016        50.688657      54.812016          2,167,618.9613
01/01/2017 to 12/31/2017        54.812016      64.552691          2,022,964.9595
01/01/2018 to 12/31/2018        64.552691      62.479048          1,783,141.4539
--------------------------      ---------      ---------          --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)

01/01/2009 to 05/01/2009        11.565494      11.325609                  0.0000
--------------------------      ---------      ---------          --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         7.859057          9.515322         847,895.1000
01/01/2010 to 12/31/2010         9.515322         10.523130         715,091.2429
01/01/2011 to 12/31/2011        10.523130         11.185360         591,540.5822
01/01/2012 to 12/31/2012        11.185360         12.583158         411,156.2125
01/01/2013 to 12/31/2013        12.583158         15.611471         340,943.4349
01/01/2014 to 12/31/2014        15.611471         17.472462         258,735.6901
01/01/2015 to 12/31/2015        17.472462         16.471829         203,628.0818
01/01/2016 to 12/31/2016        16.471829         18.658781         144,485.8426
01/01/2017 to 12/31/2017        18.658781         21.906436         113,918.2436
01/01/2018 to 12/31/2018        21.906436         20.530235          97,801.0381
--------------------------      ---------         ---------         ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)

01/01/2009 to 12/31/2009         7.072558          8.505561         115,391.5200
01/01/2010 to 12/31/2010         8.505561          9.376273         115,020.7915
01/01/2011 to 04/29/2011         9.376273         10.189717               0.0000
--------------------------      ---------         ---------         ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009         9.588519         11.583598         815,464.0600
01/01/2010 to 12/31/2010        11.583598         12.793918       1,116,200.6179
01/01/2011 to 12/31/2011        12.793918         13.575652       1,519,847.6946
01/01/2012 to 12/31/2012        13.575652         15.254952       2,053,229.2963
01/01/2013 to 12/31/2013        15.254952         18.887492       2,493,586.8612
01/01/2014 to 12/31/2014        18.887492         21.114960       2,534,471.7777
01/01/2015 to 12/31/2015        21.114960         19.877270       2,561,927.6727
01/01/2016 to 12/31/2016        19.877270         22.475445       2,471,943.3444
01/01/2017 to 12/31/2017        22.475445         26.351031       2,340,374.0953
01/01/2018 to 12/31/2018        26.351031         24.659692       2,106,253.5323
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         9.005186         12.630783          54,763.8700
01/01/2010 to 12/31/2010        12.630783         13.666298          53,588.7171
01/01/2011 to 12/31/2011        13.666298         13.375647          46,385.2755
01/01/2012 to 12/31/2012        13.375647         15.856399          32,744.2761
01/01/2013 to 12/31/2013        15.856399         21.533654          34,067.5193
01/01/2014 to 12/31/2014        21.533654         24.180977          26,602.2381
01/01/2015 to 12/31/2015        24.180977         26.153386          22,747.5649
01/01/2016 to 12/31/2016        26.153386         27.668957          11,920.9622
01/01/2017 to 12/31/2017        27.668957         34.281305           6,519.7283
01/01/2018 to 12/31/2018        34.281305         33.773453           5,056.8192
--------------------------      ---------         ---------       --------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        10.968806         13.452912          33,134.8000
01/01/2010 to 12/31/2010        13.452912         14.506980          32,193.5860
01/01/2011 to 12/31/2011        14.506980         14.999249          19,387.0754
01/01/2012 to 12/31/2012        14.999249         17.213381          14,654.0750
01/01/2013 to 12/31/2013        17.213381         22.446188          15,266.9348
01/01/2014 to 12/31/2014        22.446188         24.700983          15,320.3463
01/01/2015 to 12/31/2015        24.700983         23.635360          13,482.5374
01/01/2016 to 12/31/2016        23.635360         26.310553          12,816.3489
01/01/2017 to 12/31/2017        26.310553         29.765435          12,368.1769
01/01/2018 to 12/31/2018        29.765435         26.717841          11,004.2816
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         8.415694         11.836558         312,136.5500
01/01/2010 to 12/31/2010        11.836558         14.596914         449,281.5538
01/01/2011 to 12/31/2011        14.596914         14.579426         605,314.5437
01/01/2012 to 12/31/2012        14.579426         17.151342         876,505.2267
01/01/2013 to 12/31/2013        17.151342         24.845843       1,042,836.5034
01/01/2014 to 12/31/2014        24.845843         25.474098       1,089,144.0851
01/01/2015 to 12/31/2015        25.474098         23.996807       1,083,536.2219
01/01/2016 to 12/31/2016        23.996807         25.011288       1,094,128.3287
01/01/2017 to 12/31/2017        25.011288         30.619136         999,619.4220
01/01/2018 to 12/31/2018        30.619136         31.196932         869,093.1206
--------------------------      ---------         ---------       --------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON
VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT)

01/01/2009 to 12/31/2009        11.554126         15.060824         154,709.4300
01/01/2010 to 12/31/2010        15.060824         16.966186         207,846.3981
01/01/2011 to 12/31/2011        16.966186         16.910059         354,939.0241
01/01/2012 to 12/31/2012        16.910059         18.838314         445,466.8835
01/01/2013 to 12/31/2013        18.838314         21.403579         500,554.3271
01/01/2014 to 12/31/2014        21.403579         22.119565         468,309.7215
01/01/2015 to 12/31/2015        22.119565         21.531928         438,872.4852
01/01/2016 to 12/31/2016        21.531928         22.787540         430,896.5878
01/01/2017 to 12/31/2017        22.787540         25.490930         407,399.4715
01/01/2018 to 12/31/2018        25.490930         24.004652         374,737.9389
--------------------------      ---------         ---------       --------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.529688         12.436637       1,092,468.8600
01/01/2010 to 12/31/2010        12.436637         14.174869       1,277,213.9188
01/01/2011 to 12/31/2011        14.174869         13.641752       1,419,336.3267
01/01/2012 to 12/31/2012        13.641752         15.572693       1,572,113.4774
01/01/2013 to 12/31/2013        15.572693         19.406012       1,541,549.1324
01/01/2014 to 12/31/2014        19.406012         20.012963       1,494,872.3874
01/01/2015 to 12/31/2015        20.012963         19.274604       1,407,587.8243
01/01/2016 to 12/31/2016        19.274604         20.601232       1,328,179.8506
01/01/2017 to 12/31/2017        20.601232         24.219412       1,244,291.3824
01/01/2018 to 12/31/2018        24.219412         21.937750       1,160,791.9090
--------------------------      ---------         ---------       --------------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
MODERATE GROWTH SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.844459         12.888792          61,315.1800
01/01/2010 to 12/31/2010        12.888792         14.602739          63,434.6016
01/01/2011 to 12/31/2011        14.602739         14.301762          52,638.5998
01/01/2012 to 12/31/2012        14.301762         16.144532          38,844.6226
01/01/2013 to 12/31/2013        16.144532         19.374792          25,564.2099
01/01/2014 to 12/31/2014        19.374792         20.022601          14,481.1309
01/01/2015 to 12/31/2015        20.022601         19.371895          11,575.8675
01/01/2016 to 12/31/2016        19.371895         20.609047           7,514.6330
01/01/2017 to 12/31/2017        20.609047         23.699305           7,525.7478
01/01/2018 to 12/31/2018        23.699305         21.879139           7,142.1569
--------------------------      ---------         ---------       --------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT

01/01/2009 to 12/31/2009         7.980736          9.230706          87,515.6900
01/01/2010 to 12/31/2010         9.230706          9.929461          68,212.4658
01/01/2011 to 04/29/2011         9.929461          9.814390               0.0000
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009     11.125682         17.049176            508,386.9400
01/01/2010 to 12/31/2010     17.049176         19.301473            609,062.1339
01/01/2011 to 12/31/2011     19.301473         19.340355            746,857.2868
01/01/2012 to 12/31/2012     19.340355         22.542599            894,934.9428
01/01/2013 to 12/31/2013     22.542599         23.599352          1,028,276.7526
01/01/2014 to 12/31/2014     23.599352         22.980070          1,021,333.8207
01/01/2015 to 12/31/2015     22.980070         21.315986            981,139.5552
01/01/2016 to 12/31/2016     21.315986         24.275504            882,783.2770
01/01/2017 to 12/31/2017     24.275504         25.984100            840,870.4989
01/01/2018 to 12/31/2018     25.984100         24.591444            786,833.6317
--------------------------   ---------         ---------          --------------

PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009     21.587248         26.638121            310,004.8200
01/01/2010 to 12/31/2010     26.638121         30.937182            365,965.1989
01/01/2011 to 12/31/2011     30.937182         28.697248            444,936.0481
01/01/2012 to 12/31/2012     28.697248         31.328060            485,835.5126
01/01/2013 to 12/31/2013     31.328060         40.969898            470,534.8767
01/01/2014 to 12/31/2014     40.969898         46.332846            442,281.6454
01/01/2015 to 12/31/2015     46.332846         42.742952            421,754.6896
01/01/2016 to 12/31/2016     42.742952         48.940659            391,907.0936
01/01/2017 to 12/31/2017     48.940659         54.418513            370,128.0862
01/01/2018 to 12/31/2018     54.418513         43.153322            341,613.0930
--------------------------   ---------         ---------          --------------

TRUST FOR ADVISED PORTFOLIOS

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT

01/01/2009 to 12/31/2009     22.412911         27.122462              8,175.9600
01/01/2010 to 12/31/2010     27.122462         29.965275              7,063.1348
01/01/2011 to 12/31/2011     29.965275         29.514474              6,953.3878
01/01/2012 to 12/31/2012     29.514474         32.187403              3,306.8269
01/01/2013 to 12/31/2013     32.187403         37.639868              3,205.9036
01/01/2014 to 12/31/2014     37.639868         40.529432              3,054.8653
01/01/2015 to 12/31/2015     40.529432         39.241275              2,607.0223
01/01/2016 to 12/31/2016     39.241275         41.067343              2,503.5101
01/01/2017 to 12/31/2017     41.067343         47.232528              2,146.8169
01/01/2018 to 12/31/2018     47.232528         46.087689              2,113.7017

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity
Trust: ClearBridge Variable Dividend Strategy Portfolio (Class I) (formerly ClearBridge Variable Equity Income Portfolio, and previously Legg Mason ClearBridge Variable Equity Income Builder Portfolio) (closed effective April 30, 2007); (b) Brighthouse Funds Trust I (formerly Met Investors Series Trust):
Oppenheimer Global Equity Portfolio (Class B) (closed effective April 29, 2013) and Brighthouse Small Cap Value Portfolio (Class B) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (closed effective November 12, 2007); (c) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (Class
B) (formerly Artio International Stock Portfolio) (closed effective April 30,
2012), BlackRock Bond Income Portfolio (Class E) (closed effective May 1,
2006), BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), Jennison Growth Portfolio (Class B) (closed effective April 30, 2012), Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio ) (Class A) (closed effective May 1, 2016), and Neuberger Berman Genesis Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 1, 2006, the following Investment Portfolios of The Travelers Series Trust were merged: AIM Capital Appreciation Portfolio merged into Met/AIM Capital Appreciation Portfolio (Class A) of Brighthouse Funds Trust I; Convertible Securities Portfolio merged into Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; Equity Income Portfolio merged into FI Value Leaders Portfolio (Class D) of Brighthouse Funds Trust II; Large Cap Portfolio merged into FI Large Cap Portfolio (Class A) of Brighthouse Funds Trust II; MFS(R) Total Return Portfolio merged into MFS(R) Total Return Portfolio (Class F) of Brighthouse Funds Trust II; MFS(R) Value Portfolio merged into MFS(R) Value Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Fund Portfolio merged into Pioneer Fund Portfolio (Class A) of Brighthouse Funds Trust I; Pioneer Strategic Income Portfolio merged into Pioneer Strategic Income Portfolio (Class A) of Brighthouse Funds Trust I; and Travelers Managed Income Portfolio merged into BlackRock Bond Income Portfolio (Class E) of Brighthouse Funds Trust II.


Effective as of May 1, 2006, Oppenheimer Variable Account Funds: Oppenheimer Capital Appreciation Fund/VA (Service Shares) was replaced with Oppenheimer Capital Appreciation Portfolio (Class B) of Brighthouse Funds Trust I.


Effective as of April 30, 2007, the following Investment Portfolios were merged: Legg Mason Partners Investment Series: Legg Mason Partners Variable Growth and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Appreciation Portfolio (Class I); Legg Mason Partners Investment Series: Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Aggressive Growth Portfolio (Class I); Legg Mason Partners Variable Portfolios II: Legg Mason Partners Variable Capital and Income Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios IV: Legg Mason Partners Variable Multiple Discipline
Portfolio -- Balanced All Cap Growth and Value (Class I); Legg Mason Partners Variable Portfolios III, Inc.: Legg Mason Partners Variable Large Cap Value Portfolio (single share class) merged into Legg Mason Partners Variable Portfolios I, Inc.: Legg Mason Partners Variable Investors Portfolio (Class I); and Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).


Effective as of April 30, 2007, Putnam Variable Trust: Putnam VT Small Cap Value Fund (Class IB) was replaced with Third Avenue Small Cap Value Portfolio (Class B) of Brighthouse Funds Trust I.

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of April 28, 2008, AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Large Cap Growth Portfolio (Class B) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B), and Van Kampen Life Investment Trust: Strategic Growth Portfolio (Class II) was replaced with Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).


Effective as of April 28, 2008, Brighthouse Funds Trust I: MFS(R) Value Portfolio (Class A) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class A).


Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Van Kampen Comstock Portfolio (Class B).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 4, 2009, Brighthouse Funds Trust II: FI Large Cap Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).


Effective as of May 3, 2010, Legg Mason Partners Variable Equity Trust: Legg Mason Batterymarch Variable Global Equity Portfolio (single share class) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class
B).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).


Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Brighthouse Funds Trust II: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).


Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1,
2011).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (Class B) (formerly Lazard Mid Cap Portfolio) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).


Effective as of April 29, 2013, Brighthouse Funds Trust II: FI Value Leaders Portfolio (Class D) merged into Brighthouse Funds Trust II: MFS(R) Value Portfolio (Class A).


Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I:
Clarion Global Real Estate Portfolio (Class B).


Effective as of November 7, 2014, Legg Mason Partners Variable Equity Trust:
Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into Trust for Advised Portfolios: 1919 Variable Socially Responsive Balanced Fund.


Effective as of May 1, 2016, Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (closed effective May 1, 2016).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Seeks both capital appreciation and current
                                            income.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Seeks as high a level of current income as is
                                            consistent with the preservation of capital.
 American Funds Global Growth Fund          Seeks long-term growth of capital.
 American Funds Global Small                Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                 Seeks growth of capital.
 American Funds Growth-Income Fund          Seeks long-term growth of capital and
                                            income.
 BRIGHTHOUSE FUNDS TRUST I

 Clarion Global Real Estate Portfolio       Seeks total return through investment in real
 (Class B)                                  estate securities, emphasizing both capital
                                            appreciation and current income.
 Invesco Comstock Portfolio (Class B)       Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.
 (Class B)
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 (Class B)
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
 (Class E)                                  investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio (Class E)                        consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)          over time and, secondarily, long-term capital
                                            appreciation and current income.
 MFS(R) Total Return Portfolio (Class F)    Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class A)           Seeks capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class A)          with preservation of capital.



            INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund        Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                   Capital Research and Management
                                            CompanySM
 American Funds Global Growth Fund          Capital Research and Management
                                            CompanySM
 American Funds Global Small                Capital Research and Management
 Capitalization Fund                        CompanySM
 American Funds Growth Fund                 Capital Research and Management
                                            CompanySM
 American Funds Growth-Income Fund          Capital Research and Management
                                            CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 Clarion Global Real Estate Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: CBRE Clarion Securities LLC
 Invesco Comstock Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                            Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
 (Class E)                                  Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio (Class E)                        Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Wellington Management
                                            Company LLP
 MFS(R) Total Return Portfolio (Class F)    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio (Class A)           Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class A)          Subadviser: Western Asset Management
                                            Company

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- -----------------------------------------------
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Large Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 ClearBridge Variable Large Cap Value       Seeks long-term growth of capital as its
 Portfolio (Class I)                        primary objective. Current income is a
                                            secondary objective.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 QS Variable Moderate Growth (Class I)      Seeks long-term growth of capital.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Seeks capital appreciation by investing in a
                                            diversified portfolio of securities consisting
                                            primarily of common stocks.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          Seeks capital appreciation and retention of
 Balanced Fund                              net investment income.



            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Large Cap Value       Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 QS Variable Moderate Growth (Class I)      Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio        Amundi Pioneer Asset Management, Inc.
 TRUST FOR ADVISED PORTFOLIOS

 1919 Variable Socially Responsive          1919 Investment Counsel, LLC
 Balanced Fund

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         1919 Variable Socially Responsive            1919 Variable Socially Responsive
         Balanced                                     Balanced Fund
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Large Cap Growth        ClearBridge Variable Large Cap Growth
                                                      Portfolio
         ClearBridge Variable Large Cap Value         ClearBridge Variable Large Cap Value
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

                      This page intentionally left blank.

APPENDIX D

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2019              $100,000
   B    Account Value                                 10/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2021              $  9,000
   G    Percentage Reduction in Account               10/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2021 and 10/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2019              $100,000
   B    Account Value                                      10/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year               10/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2021              $  9,000
   G    Percentage Reduction in Account                    10/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2021 and 10/2/2021 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


                               PRIMELITE III/SM/


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


PrimElite III/SM/ is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates. SAI-0419BLICPRIMELITE III

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  SERVICES.................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   36

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account A (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $604,739,251          $0
  2017        $599,512,866          $0
  2016        $568,161,672          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC


J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee and/or withdrawal charges. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (Contract Value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity

     Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.

ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental
Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN KAMPEN
EQUITY AND INCOME SUB-ACCOUNT (SERIES
 II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY AND
INCOME SUB-ACCOUNT (CLASS II))
01/01/2009 to 12/31/2009      11.501189          13.857088           4,174,212.6800
01/01/2010 to 12/31/2010      13.857088          15.270351           3,811,467.3873
01/01/2011 to 12/31/2011      15.270351          14.825722           3,108,822.4303
01/01/2012 to 12/31/2012      14.825722          16.388290           2,081,502.6346
01/01/2013 to 12/31/2013      16.388290          20.131803           1,740,470.5562
01/01/2014 to 12/31/2014      20.131803          21.538448           1,467,018.3701
01/01/2015 to 12/31/2015      21.538448          20.638237           1,129,524.0593
01/01/2016 to 12/31/2016      20.638237          23.312219             892,881.1120
01/01/2017 to 12/31/2017      23.312219          25.403816             785,237.3434
01/01/2018 to 12/31/2018      25.403816          22.555142             652,614.8130
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      13.764919          15.246469             115,030.6100
01/01/2010 to 12/31/2010      15.246469          15.963484             175,778.3827
01/01/2011 to 12/31/2011      15.963484          16.661378             253,811.3241
01/01/2012 to 12/31/2012      16.661378          17.267897             207,040.1196
01/01/2013 to 12/31/2013      17.267897          16.618708             155,293.5978
01/01/2014 to 12/31/2014      16.618708          17.209553             143,540.7770
01/01/2015 to 12/31/2015      17.209553          16.974344              93,606.1622
01/01/2016 to 12/31/2016      16.974344          17.188161              75,213.9472
01/01/2017 to 12/31/2017      17.188161          17.527281              60,408.3807
01/01/2018 to 12/31/2018      17.527281          17.116003              49,425.8747
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.303355          24.220536           1,067,577.2000
01/01/2010 to 12/31/2010      24.220536          26.622846             960,538.9009
01/01/2011 to 12/31/2011      26.622846          23.860877             810,049.6679
01/01/2012 to 12/31/2012      23.860877          28.763612             577,818.0075
01/01/2013 to 12/31/2013      28.763612          36.548357             482,512.0415
01/01/2014 to 12/31/2014      36.548357          36.781833             466,073.0022
01/01/2015 to 12/31/2015      36.781833          38.689675             364,201.9995
01/01/2016 to 12/31/2016      38.689675          38.292905             318,257.0295
01/01/2017 to 12/31/2017      38.292905          49.522497             267,537.1199
01/01/2018 to 12/31/2018      49.522497          44.302636             239,842.4109
--------------------------    ---------          ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          15.768416          25.017855          53,050.9300
01/01/2010 to 12/31/2010          25.017855          30.124654          80,697.3201
01/01/2011 to 12/31/2011          30.124654          23.959400          72,187.4410
01/01/2012 to 12/31/2012          23.959400          27.849093          55,185.4906
01/01/2013 to 12/31/2013          27.849093          35.140140          52,507.8622
01/01/2014 to 12/31/2014          35.140140          35.298744          47,559.6423
01/01/2015 to 12/31/2015          35.298744          34.813279          31,870.7651
01/01/2016 to 12/31/2016          34.813279          34.962125          21,907.9965
01/01/2017 to 12/31/2017          34.962125          43.297239          18,835.1351
01/01/2018 to 12/31/2018          43.297239          38.092846          16,848.1296
--------------------------        ---------          ---------          -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          91.682004         125.724161         374,529.3600
01/01/2010 to 12/31/2010         125.724161         146.770521         322,086.9179
01/01/2011 to 12/31/2011         146.770521         138.198740         261,874.1556
01/01/2012 to 12/31/2012         138.198740         160.244635         186,325.2927
01/01/2013 to 12/31/2013         160.244635         205.071304         152,247.2423
01/01/2014 to 12/31/2014         205.071304         218.879404         122,864.6536
01/01/2015 to 12/31/2015         218.879404         230.062822          94,969.1503
01/01/2016 to 12/31/2016         230.062822         247.768953          74,697.7437
01/01/2017 to 12/31/2017         247.768953         312.682049          58,973.0738
01/01/2018 to 12/31/2018         312.682049         306.775897          47,405.5335
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          69.121625          89.231496         319,792.4600
01/01/2010 to 12/31/2010          89.231496          97.801571         287,403.1395
01/01/2011 to 12/31/2011          97.801571          94.443788         237,603.4035
01/01/2012 to 12/31/2012          94.443788         109.130025         173,733.7974
01/01/2013 to 12/31/2013         109.130025         143.305617         143,625.7253
01/01/2014 to 12/31/2014         143.305617         155.951103         109,583.0565
01/01/2015 to 12/31/2015         155.951103         155.630436          84,274.4186
01/01/2016 to 12/31/2016         155.630436         170.720834          69,419.4995
01/01/2017 to 12/31/2017         170.720834         205.523779          55,156.0708
01/01/2018 to 12/31/2018         205.523779         198.529619          44,006.1503
--------------------------       ----------         ----------         ------------

BRIGHTHOUSE FUNDS TRUST I
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.840161          14.726955       1,608,791.1500
01/01/2010 to 12/31/2010          14.726955          17.368472       1,448,907.2423
01/01/2011 to 12/31/2011          17.368472          15.549747       1,244,250.2621
01/01/2012 to 12/31/2012          15.549747          18.044960       1,010,699.8369
01/01/2013 to 12/31/2013          18.044960          23.509085         883,845.7660
01/01/2014 to 12/31/2014          23.509085          23.521029         748,578.2897
01/01/2015 to 12/31/2015          23.521029          21.884772         644,222.9974
01/01/2016 to 12/31/2016          21.884772          28.254984         548,346.6632
01/01/2017 to 12/31/2017          28.254984          31.045569         471,525.3713
01/01/2018 to 12/31/2018          31.045569          25.883060         394,350.2423
--------------------------       ----------         ----------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          17.263645          18.316874         955,749.9529
01/01/2015 to 12/31/2015          18.316874          17.764593         749,037.9363
01/01/2016 to 12/31/2016          17.764593          17.626625         639,634.4418
01/01/2017 to 12/31/2017          17.626625          19.202089         587,163.3223
01/01/2018 to 12/31/2018          19.202089          17.253233         527,284.6104
--------------------------       ----------         ----------       --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         14.917820          18.834043        1,172,742.9800
01/01/2010 to 12/31/2010         18.834043          24.077018          919,313.6768
01/01/2011 to 12/31/2011         24.077018          25.085888          729,651.2917
01/01/2012 to 12/31/2012         25.085888          28.580584          525,942.0799
01/01/2013 to 12/31/2013         28.580584          28.690220          486,170.9477
01/01/2014 to 04/25/2014         28.690220          31.968808                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.204669           8.987134        3,005,927.0500
01/01/2010 to 12/31/2010          8.987134          10.155246        2,694,355.1405
01/01/2011 to 12/31/2011         10.155246           9.843209        2,237,042.2688
01/01/2012 to 12/31/2012          9.843209          11.474433        1,566,110.4428
01/01/2013 to 12/31/2013         11.474433          15.281396        1,311,897.2265
01/01/2014 to 12/31/2014         15.281396          16.431078        1,573,456.7538
01/01/2015 to 12/31/2015         16.431078          15.197128        1,261,623.4183
01/01/2016 to 12/31/2016         15.197128          17.534217        1,025,224.8945
01/01/2017 to 12/31/2017         17.534217          20.356309          869,258.4835
01/01/2018 to 12/31/2018         20.356309          17.587704          726,252.9236
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))
01/01/2009 to 12/31/2009          9.452362          11.539261        1,264,294.9700
01/01/2010 to 12/31/2010         11.539261          12.734374        1,197,053.6480
01/01/2011 to 12/31/2011         12.734374          12.243089          949,617.6945
01/01/2012 to 12/31/2012         12.243089          13.769460          633,319.2955
01/01/2013 to 12/31/2013         13.769460          18.117798          541,762.1614
01/01/2014 to 04/25/2014         18.117798          18.216214                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.300535           9.018664                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.512270          12.520996          901,668.2800
01/01/2010 to 12/31/2010         12.520996          15.540993          840,865.8972
01/01/2011 to 12/31/2011         15.540993          15.121905          759,132.9446
01/01/2012 to 12/31/2012         15.121905          17.584715          625,162.9404
01/01/2013 to 12/31/2013         17.584715          24.246340          574,134.2207
01/01/2014 to 12/31/2014         24.246340          25.736259          506,474.1479
01/01/2015 to 12/31/2015         25.736259          24.882250          449,014.0953
01/01/2016 to 12/31/2016         24.882250          27.273716          407,340.1689
01/01/2017 to 12/31/2017         27.273716          33.624971          351,954.5847
01/01/2018 to 12/31/2018         33.624971          30.079356          300,865.3168
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.982620          12.918805        1,668,104.9600
01/01/2010 to 12/31/2010         12.918805          14.156773        1,549,066.0683
01/01/2011 to 12/31/2011         14.156773          12.433506        1,350,812.8440
01/01/2012 to 12/31/2012         12.433506          14.272233        1,133,228.4509
01/01/2013 to 12/31/2013         14.272233          16.742202        1,061,602.9599
01/01/2014 to 12/31/2014         16.742202          15.323727          901,016.8833
01/01/2015 to 12/31/2015         15.323727          14.805573          793,950.2608
01/01/2016 to 12/31/2016         14.805573          14.435802          762,675.2664
01/01/2017 to 12/31/2017         14.435802          18.198315          689,474.2378
01/01/2018 to 12/31/2018         18.198315          15.393665          610,354.3937
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      11.509665          15.827360           179,608.8300
01/01/2010 to 12/31/2010      15.827360          18.048102           156,149.1096
01/01/2011 to 12/31/2011      18.048102          16.261067           131,291.2290
01/01/2012 to 12/31/2012      16.261067          19.380368           107,208.9977
01/01/2013 to 12/31/2013      19.380368          24.231996           529,275.4755
01/01/2014 to 12/31/2014      24.231996          24.346062           447,275.2576
01/01/2015 to 12/31/2015      24.346062          24.890113           336,858.6669
01/01/2016 to 12/31/2016      24.890113          24.539343           280,689.6362
01/01/2017 to 12/31/2017      24.539343          33.006345           223,531.7988
01/01/2018 to 12/31/2018      33.006345          28.195963           189,432.1994
--------------------------    ---------          ---------           ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009      11.261386          14.522432           934,124.9300
01/01/2010 to 12/31/2010      14.522432          15.341169           838,229.6259
01/01/2011 to 04/29/2011      15.341169          17.102182                 0.0000
--------------------------    ---------          ---------           ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY
SUB-ACCOUNT)
01/01/2009 to 12/31/2009      10.656152          12.667124           119,838.2900
01/01/2010 to 04/30/2010      12.667124          13.414287                 0.0000
--------------------------    ---------          ---------           ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010      13.458327          14.073134                 0.0000
01/01/2011 to 12/31/2011      14.073134          14.059843               149.2265
01/01/2012 to 12/31/2012      14.059843          16.901151               148.9464
01/01/2013 to 04/26/2013      16.901151          17.953414                 0.0000
--------------------------    ---------          ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014      42.669161          46.534625           359,032.0962
01/01/2015 to 12/31/2015      46.534625          44.177653           282,297.9390
01/01/2016 to 12/31/2016      44.177653          50.432865           228,405.7096
01/01/2017 to 12/31/2017      50.432865          58.077809           190,016.3332
01/01/2018 to 12/31/2018      58.077809          51.945437           154,076.1654
--------------------------    ---------          ---------           ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009      21.413192          27.246431           988,806.3400
01/01/2010 to 12/31/2010      27.246431          31.250933           871,862.0024
01/01/2011 to 12/31/2011      31.250933          28.835768           730,530.0063
01/01/2012 to 12/31/2012      28.835768          32.609678           541,845.1393
01/01/2013 to 12/31/2013      32.609678          42.393772           444,190.9564
01/01/2014 to 04/25/2014      42.393772          42.608062                 0.0000
--------------------------    ---------          ---------           ------------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      11.481951          13.765846           183,385.3700
01/01/2010 to 12/31/2010      13.765846          14.469721           177,793.1796
01/01/2011 to 12/31/2011      14.469721          11.367781           157,867.2369
01/01/2012 to 12/31/2012      11.367781          13.346288           133,382.5976
01/01/2013 to 12/31/2013      13.346288          15.115190           163,425.3883
01/01/2014 to 12/31/2014      15.115190          14.370740           140,566.8384
01/01/2015 to 12/31/2015      14.370740          13.828798           114,243.5738
01/01/2016 to 12/31/2016      13.828798          14.289529            96,047.1811
01/01/2017 to 12/31/2017      14.289529          18.960630            95,825.3406
01/01/2018 to 12/31/2018      18.960630          15.442563            94,837.5273
--------------------------    ---------          ---------           ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
01/01/2009 to 12/31/2009         44.330960          47.659816           12,944.8300
01/01/2010 to 12/31/2010         47.659816          50.716186           13,806.5457
01/01/2011 to 12/31/2011         50.716186          53.084634           11,538.0896
01/01/2012 to 12/31/2012         53.084634          56.066636            9,551.3975
01/01/2013 to 12/31/2013         56.066636          54.645889            7,850.6708
01/01/2014 to 12/31/2014         54.645889          57.471576            6,245.3838
01/01/2015 to 12/31/2015         57.471576          56.780310            5,957.5838
01/01/2016 to 12/31/2016         56.780310          57.513553            4,784.9471
01/01/2017 to 12/31/2017         57.513553          58.807232            3,874.9433
01/01/2018 to 12/31/2018         58.807232          57.540163            3,340.1280
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.278608          12.940429           72,149.6300
01/01/2010 to 12/31/2010         12.940429          15.251642           65,296.2363
01/01/2011 to 12/31/2011         15.251642          13.660395           50,958.1198
01/01/2012 to 12/31/2012         13.660395          15.366788           41,524.9162
01/01/2013 to 12/31/2013         15.366788          20.287768           34,357.0677
01/01/2014 to 12/31/2014         20.287768          21.731389           30,394.3546
01/01/2015 to 12/31/2015         21.731389          22.717943           28,110.4438
01/01/2016 to 12/31/2016         22.717943          22.365228           25,422.8404
01/01/2017 to 12/31/2017         22.365228          29.465065            9,015.9154
01/01/2018 to 12/31/2018         29.465065          29.682816            8,314.9557
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
LARGE CAP SUB-ACCOUNT)
01/01/2009 to 05/01/2009          9.590927          10.006441                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS
SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
01/01/2009 to 05/01/2009          8.918631           8.475329                0.0000
--------------------------       ---------          ---------           -----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.210593          13.066855          777,330.3440
01/01/2011 to 12/31/2011         13.066855          12.853595          805,696.6660
01/01/2012 to 12/31/2012         12.853595          12.642101          565,237.4291
01/01/2013 to 12/31/2013         12.642101          12.435211          496,263.1252
01/01/2014 to 12/31/2014         12.435211          12.231706          406,377.5412
01/01/2015 to 12/31/2015         12.231706          12.031532          281,573.0537
01/01/2016 to 12/31/2016         12.031532          11.858374          241,817.3586
01/01/2017 to 12/31/2017         11.858374          11.751072          203,130.6908
01/01/2018 to 12/31/2018         11.751072          11.750379          183,636.1448
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         13.474404          13.283536        1,066,152.1900
01/01/2010 to 04/30/2010         13.283536          13.212385                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         51.638445          52.567571           15,632.3065
01/01/2017 to 12/31/2017         52.567571          61.570257           13,316.5444
01/01/2018 to 12/31/2018         61.570257          60.503984            9,843.4775
--------------------------       ---------          ---------        --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
01/01/2009 to 12/31/2009         13.009161          15.852666          141,441.7500
01/01/2010 to 12/31/2010         15.852666          18.122954          133,430.1115
01/01/2011 to 12/31/2011         18.122954          17.016304          128,597.0935
01/01/2012 to 12/31/2012         17.016304          18.508911           96,330.8070
01/01/2013 to 12/31/2013         18.508911          24.228032           78,361.4521
01/01/2014 to 12/31/2014         24.228032          26.490560           54,867.1452
01/01/2015 to 12/31/2015         26.490560          26.073511           40,300.5351
01/01/2016 to 04/29/2016         26.073511          26.223325                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2011 to 12/31/2011         15.290222          13.517648           52,876.1229
01/01/2012 to 12/31/2012         13.517648          14.972799           42,221.2460
01/01/2013 to 12/31/2013         14.972799          19.640851           36,034.7719
01/01/2014 to 12/31/2014         19.640851          21.319689           31,317.7550
01/01/2015 to 12/31/2015         21.319689          21.419926           25,892.9561
01/01/2016 to 12/31/2016         21.419926          22.555955           38,780.6049
01/01/2017 to 12/31/2017         22.555955          26.361287           45,560.1230
01/01/2018 to 12/31/2018         26.361287          25.835978           46,988.0789
--------------------------       ---------          ---------          ------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY
TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.489534          13.091000           81,581.8700
01/01/2010 to 12/31/2010         13.091000          14.507512           72,016.6868
01/01/2011 to 04/29/2011         14.507512          15.324778                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          8.016809          11.005433        1,156,963.8300
01/01/2010 to 12/31/2010         11.005433          12.050186        1,069,844.8136
01/01/2011 to 12/31/2011         12.050186          11.879673          988,342.2311
01/01/2012 to 12/31/2012         11.879673          13.502034        1,937,479.1408
01/01/2013 to 12/31/2013         13.502034          18.159587        1,700,321.5416
01/01/2014 to 12/31/2014         18.159587          19.424182        1,468,594.0695
01/01/2015 to 12/31/2015         19.424182          21.120038        1,294,763.3470
01/01/2016 to 12/31/2016         21.120038          20.747453        1,138,807.0762
01/01/2017 to 12/31/2017         20.747453          27.957969          990,436.2931
01/01/2018 to 12/31/2018         27.957969          27.529194          834,195.3028
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.394779           7.625579        2,637,785.5800
01/01/2010 to 12/31/2010          7.625579           8.205676        2,372,048.0303
01/01/2011 to 12/31/2011          8.205676           7.960229        1,982,691.8496
01/01/2012 to 04/27/2012          7.960229           8.947945                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
01/01/2009 to 12/31/2009         33.986118          39.567259          354,671.5800
01/01/2010 to 12/31/2010         39.567259          42.760000          319,469.7316
01/01/2011 to 12/31/2011         42.760000          42.989706          261,226.5358
01/01/2012 to 12/31/2012         42.989706          47.086751          182,638.0265
01/01/2013 to 12/31/2013         47.086751          55.002974          165,950.2158
01/01/2014 to 12/31/2014         55.002974          58.657701          124,507.1076
01/01/2015 to 12/31/2015         58.657701          57.495986           98,309.4646
01/01/2016 to 12/31/2016         57.495986          61.630622           76,829.5001
01/01/2017 to 12/31/2017         61.630622          68.036201           64,742.1495
01/01/2018 to 12/31/2018         68.036201          63.061201           55,747.7508
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))
01/01/2009 to 12/31/2009         13.025301       15.594383            30,053.9900
01/01/2010 to 12/31/2010         15.594383       17.555737            27,346.9131
01/01/2011 to 12/31/2011         17.555737       16.189786            23,807.1934
01/01/2012 to 12/31/2012         16.189786       18.415064            21,173.4110
01/01/2013 to 04/26/2013         18.415064       20.267401                 0.0000
--------------------------       ---------       ---------            -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST -
MFS(Reg. TM) VALUE SUB-ACCOUNT)
01/01/2009 to 12/31/2009         11.144853       13.244811           274,120.8100
01/01/2010 to 12/31/2010         13.244811       14.516570           263,433.7401
01/01/2011 to 12/31/2011         14.516570       14.401148           223,393.2514
01/01/2012 to 12/31/2012         14.401148       16.522765           148,686.5587
01/01/2013 to 12/31/2013         16.522765       22.059792           145,356.2753
01/01/2014 to 12/31/2014         22.059792       24.044157           118,770.7708
01/01/2015 to 12/31/2015         24.044157       23.614943            83,687.2833
01/01/2016 to 12/31/2016         23.614943       26.571318            71,765.3959
01/01/2017 to 12/31/2017         26.571318       30.843054            59,938.4442
01/01/2018 to 12/31/2018         30.843054       27.285667            49,210.7829
--------------------------       ---------       ---------           ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         16.035819       19.991446           400,167.7423
01/01/2014 to 12/31/2014         19.991446       19.605190           323,799.9808
01/01/2015 to 12/31/2015         19.605190       19.357631           272,416.3537
01/01/2016 to 12/31/2016         19.357631       22.543309           248,139.6339
01/01/2017 to 12/31/2017         22.543309       25.609996           209,017.3098
01/01/2018 to 12/31/2018         25.609996       23.428943           167,784.1095
--------------------------       ---------       ---------           ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.370413       12.605418           635,887.0600
01/01/2010 to 12/31/2010         12.605418       15.233624           570,970.5189
01/01/2011 to 12/31/2011         15.233624       14.194208           521,137.8097
01/01/2012 to 12/31/2012         14.194208       14.698643           461,962.5126
01/01/2013 to 04/26/2013         14.698643       15.924716                 0.0000
--------------------------       ---------       ---------           ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         20.697158       29.120166            22,175.6000
01/01/2010 to 12/31/2010         29.120166       33.439926            25,993.4149
01/01/2011 to 12/31/2011         33.439926       32.454608            30,797.0885
01/01/2012 to 12/31/2012         32.454608       37.881953            25,175.8566
01/01/2013 to 12/31/2013         37.881953       51.708229           107,534.1052
01/01/2014 to 12/31/2014         51.708229       55.351098           101,610.5665
01/01/2015 to 12/31/2015         55.351098       60.168942            89,328.3608
01/01/2016 to 12/31/2016         60.168942       60.090876            82,176.8858
01/01/2017 to 12/31/2017         60.090876       78.898551            81,586.1916
01/01/2018 to 12/31/2018         78.898551       76.704572            79,535.8010
--------------------------       ---------       ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.917596       31.010056           487,891.7908
01/01/2017 to 12/31/2017         31.010056       33.013550           414,333.5386
01/01/2018 to 12/31/2018         33.013550       31.237299           354,617.5627
--------------------------       ---------       ---------           ------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))
01/01/2009 to 12/31/2009      15.410505          20.785684              12,295.4400
01/01/2010 to 12/31/2010      20.785684          23.139782              11,118.9519
01/01/2011 to 12/31/2011      23.139782          23.860480               8,491.1312
01/01/2012 to 12/31/2012      23.860480          26.564177               4,065.8330
01/01/2013 to 12/31/2013      26.564177          28.263867               3,960.4122
01/01/2014 to 12/31/2014      28.263867          29.224896               3,019.3591
01/01/2015 to 12/31/2015      29.224896          28.207683               3,110.1510
01/01/2016 to 04/29/2016      28.207683          29.054194                   0.0000
--------------------------    ---------          ---------              -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER
STRATEGIC INCOME SUB-ACCOUNT)
01/01/2009 to 12/31/2009      17.150388          22.451691           2,005,598.7200
01/01/2010 to 12/31/2010      22.451691          24.773268           1,922,084.5453
01/01/2011 to 12/31/2011      24.773268          25.253217           1,610,341.4449
01/01/2012 to 12/31/2012      25.253217          27.725273           1,178,580.2054
01/01/2013 to 12/31/2013      27.725273          27.692825           1,032,263.0404
01/01/2014 to 12/31/2014      27.692825          28.488225             865,721.7293
01/01/2015 to 12/31/2015      28.488225          27.658946             671,239.0986
01/01/2016 to 04/29/2016      27.658946          28.346890                   0.0000
--------------------------    ---------          ---------           --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.709391          16.082823             531,978.0400
01/01/2010 to 12/31/2010      16.082823          16.688556             535,493.8818
01/01/2011 to 12/31/2011      16.688556          17.280596             544,529.0869
01/01/2012 to 12/31/2012      17.280596          17.514328             415,049.8305
01/01/2013 to 12/31/2013      17.514328          17.071751             351,807.6241
01/01/2014 to 12/31/2014      17.071751          17.220600             283,553.5725
01/01/2015 to 12/31/2015      17.220600          16.990796             223,749.0597
01/01/2016 to 12/31/2016      16.990796          16.883434             208,761.7901
01/01/2017 to 12/31/2017      16.883434          16.886233             170,628.7901
01/01/2018 to 12/31/2018      16.886233          16.724252             135,305.5624
--------------------------    ---------          ---------           --------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009      23.923559          32.886638             555,433.6200
01/01/2010 to 12/31/2010      32.886638          41.591518             498,035.8724
01/01/2011 to 12/31/2011      41.591518          36.471970             435,178.3086
01/01/2012 to 12/31/2012      36.471970          41.096045             324,887.2803
01/01/2013 to 12/31/2013      41.096045          54.923721             280,190.6823
01/01/2014 to 12/31/2014      54.923721          57.283487             230,336.3574
01/01/2015 to 12/31/2015      57.283487          55.428251             167,584.6039
01/01/2016 to 12/31/2016      55.428251          61.021887             135,796.3126
01/01/2017 to 12/31/2017      61.021887          72.353778             112,508.2945
01/01/2018 to 12/31/2018      72.353778          60.650169              98,369.3381
--------------------------    ---------          ---------           --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      30.525698          40.714368             853,739.8200
01/01/2010 to 12/31/2010      40.714368          45.123718             768,317.5184
01/01/2011 to 12/31/2011      45.123718          45.445154             648,607.3359
01/01/2012 to 12/31/2012      45.445154          50.353102             466,122.3672
01/01/2013 to 12/31/2013      50.353102          56.434247             409,087.8052
01/01/2014 to 12/31/2014      56.434247          58.072991             337,107.4992
01/01/2015 to 12/31/2015      58.072991          53.092868             256,147.5639
01/01/2016 to 12/31/2016      53.092868          59.547711             205,096.0536
01/01/2017 to 12/31/2017      59.547711          64.242116             180,486.0180
01/01/2018 to 12/31/2018      64.242116          60.465459             150,333.6308
--------------------------    ---------          ---------           --------------


                       1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         14.565175          18.058737        1,536,398.2900
01/01/2010 to 12/31/2010         18.058737          19.751961        1,380,687.4301
01/01/2011 to 12/31/2011         19.751961          19.226894        1,162,563.1385
01/01/2012 to 12/31/2012         19.226894          21.604294          806,777.2488
01/01/2013 to 12/31/2013         21.604294          27.256645          656,834.8209
01/01/2014 to 12/31/2014         27.256645          28.720073          510,300.8715
01/01/2015 to 12/31/2015         28.720073          26.855409          385,201.0109
01/01/2016 to 12/31/2016         26.855409          30.657855          304,835.9529
01/01/2017 to 12/31/2017         30.657855          32.675004          265,418.8567
01/01/2018 to 12/31/2018         32.675004          29.223498          238,709.3970
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.914309          10.475816        3,959,907.1300
01/01/2010 to 12/31/2010         10.475816          12.881694        3,346,964.0253
01/01/2011 to 12/31/2011         12.881694          12.984380        2,507,761.0275
01/01/2012 to 12/31/2012         12.984380          15.161936        1,753,440.1053
01/01/2013 to 12/31/2013         15.161936          22.039966        1,427,342.2577
01/01/2014 to 12/31/2014         22.039966          26.100747        1,075,455.0296
01/01/2015 to 12/31/2015         26.100747          25.228008          836,187.7560
01/01/2016 to 12/31/2016         25.228008          25.113639          716,591.9750
01/01/2017 to 12/31/2017         25.113639          28.728197          616,824.0523
01/01/2018 to 12/31/2018         28.728197          25.897489          534,581.3690
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         22.873998          27.475655          985,395.0600
01/01/2010 to 12/31/2010         27.475655          30.438557          881,973.4434
01/01/2011 to 12/31/2011         30.438557          30.721148          711,843.7227
01/01/2012 to 12/31/2012         30.721148          35.035123          515,097.7974
01/01/2013 to 12/31/2013         35.035123          44.800836          430,390.7614
01/01/2014 to 12/31/2014         44.800836          48.912108          353,300.7162
01/01/2015 to 12/31/2015         48.912108          48.881400          271,317.3315
01/01/2016 to 12/31/2016         48.881400          52.778549          212,246.9758
01/01/2017 to 12/31/2017         52.778549          62.065022          182,593.5892
01/01/2018 to 12/31/2018         62.065022          59.980726          146,494.1926
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
01/01/2009 to 05/01/2009         11.457503          11.214255                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.815465           9.448366        1,941,697.3700
01/01/2010 to 12/31/2010          9.448366          10.433436        1,686,119.4380
01/01/2011 to 12/31/2011         10.433436          11.073443        1,369,536.4676
01/01/2012 to 12/31/2012         11.073443          12.438493          898,755.4505
01/01/2013 to 12/31/2013         12.438493          15.408878          744,144.0798
01/01/2014 to 12/31/2014         15.408878          17.219876          568,957.8227
01/01/2015 to 12/31/2015         17.219876          16.209373          443,949.2150
01/01/2016 to 12/31/2016         16.209373          18.333974          351,398.1350
01/01/2017 to 12/31/2017         18.333974          21.492949          288,974.0020
01/01/2018 to 12/31/2018         21.492949          20.112355          242,559.7828
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)
01/01/2009 to 12/31/2009          6.974511           8.375080          163,232.0000
01/01/2010 to 12/31/2010          8.375080           9.218610          149,328.0131
01/01/2011 to 04/29/2011          9.218610          10.013481                0.0000
--------------------------       ---------          ---------        --------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.498978       11.458232           460,173.1300
01/01/2010 to 12/31/2010         11.458232       12.636504           436,609.4530
01/01/2011 to 12/31/2011         12.636504       13.388575           388,127.7746
01/01/2012 to 12/31/2012         13.388575       15.022074           292,441.4088
01/01/2013 to 12/31/2013         15.022074       18.571304           264,248.3331
01/01/2014 to 12/31/2014         18.571304       20.730372           231,515.6032
01/01/2015 to 12/31/2015         20.730372       19.485971           189,778.3077
01/01/2016 to 12/31/2016         19.485971       21.999994           157,017.5064
01/01/2017 to 12/31/2017         21.999994       25.755073           137,387.5195
01/01/2018 to 12/31/2018         25.755073       24.065647            99,192.3523
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.862090       12.411449           137,664.3900
01/01/2010 to 12/31/2010         12.411449       13.408870           103,642.3384
01/01/2011 to 12/31/2011         13.408870       13.104065            64,600.5913
01/01/2012 to 12/31/2012         13.104065       15.511051            48,305.0569
01/01/2013 to 12/31/2013         15.511051       21.033116            44,531.8738
01/01/2014 to 12/31/2014         21.033116       23.583515            36,607.1014
01/01/2015 to 12/31/2015         23.583515       25.468970            25,032.5666
01/01/2016 to 12/31/2016         25.468970       26.904503            19,439.5245
01/01/2017 to 12/31/2017         26.904503       33.284390            18,933.3903
01/01/2018 to 12/31/2018         33.284390       32.741868            17,089.3895
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.791239       13.215298            40,843.8800
01/01/2010 to 12/31/2010         13.215298       14.229408            40,376.8010
01/01/2011 to 12/31/2011         14.229408       14.690255            34,282.1205
01/01/2012 to 12/31/2012         14.690255       16.833383            20,366.0222
01/01/2013 to 12/31/2013         16.833383       21.917799            26,151.7607
01/01/2014 to 12/31/2014         21.917799       24.083369            19,413.8128
01/01/2015 to 12/31/2015         24.083369       23.009845            11,050.1544
01/01/2016 to 12/31/2016         23.009845       25.575857            14,463.7338
01/01/2017 to 12/31/2017         25.575857       28.891047            13,570.5122
01/01/2018 to 12/31/2018         28.891047       25.893876            13,517.6730
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.332076       11.701384           187,302.2200
01/01/2010 to 12/31/2010         11.701384       14.408615           169,057.4072
01/01/2011 to 12/31/2011         14.408615       14.369822           161,812.6021
01/01/2012 to 12/31/2012         14.369822       16.879301           119,284.9652
01/01/2013 to 12/31/2013         16.879301       24.415157           120,127.6835
01/01/2014 to 12/31/2014         24.415157       24.994995            91,140.6931
01/01/2015 to 12/31/2015         24.994995       23.510185            54,164.2061
01/01/2016 to 12/31/2016         23.510185       24.467370            41,643.7122
01/01/2017 to 12/31/2017         24.467370       29.908532            37,717.8867
01/01/2018 to 12/31/2018         29.908532       30.426974            30,378.7168
--------------------------       ---------       ---------           ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
01/01/2009 to 12/31/2009         11.349576       14.772032           301,890.9100
01/01/2010 to 12/31/2010         14.772032       16.615939           271,584.7833
01/01/2011 to 12/31/2011         16.615939       16.536207           256,998.5465
01/01/2012 to 12/31/2012         16.536207       18.394083           181,406.7308
01/01/2013 to 12/31/2013         18.394083       20.867546           151,327.8297
01/01/2014 to 12/31/2014         20.867546       21.533279           131,986.8903
01/01/2015 to 12/31/2015         21.533279       20.929795            94,856.5639
01/01/2016 to 12/31/2016         20.929795       22.117105            63,657.6280
01/01/2017 to 12/31/2017         22.117105       24.703999            55,100.8593
01/01/2018 to 12/31/2018         24.703999       23.228535            44,834.5484
--------------------------       ---------       ---------           ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.360932          12.198099        158,120.2400
01/01/2010 to 12/31/2010         12.198099          13.882175        138,689.0374
01/01/2011 to 12/31/2011         13.882175          13.340080        127,316.8351
01/01/2012 to 12/31/2012         13.340080          15.205384         84,693.4802
01/01/2013 to 12/31/2013         15.205384          18.919909         75,848.4803
01/01/2014 to 12/31/2014         18.919909          19.482411         69,120.7264
01/01/2015 to 12/31/2015         19.482411          18.735495         60,523.0453
01/01/2016 to 12/31/2016         18.735495          19.995012         46,883.2847
01/01/2017 to 12/31/2017         19.995012          23.471613         38,022.3809
01/01/2018 to 12/31/2018         23.471613          21.228342         35,906.2997
--------------------------       ---------          ---------        ------------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
MODERATE GROWTH SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.670149          12.641610        208,582.2300
01/01/2010 to 12/31/2010         12.641610          14.301239        171,202.1090
01/01/2011 to 12/31/2011         14.301239          13.985528        165,489.8333
01/01/2012 to 12/31/2012         13.985528          15.763771        122,722.4283
01/01/2013 to 12/31/2013         15.763771          18.889511         95,074.6093
01/01/2014 to 12/31/2014         18.889511          19.491836         81,276.2151
01/01/2015 to 12/31/2015         19.491836          18.830107         53,593.0268
01/01/2016 to 12/31/2016         18.830107          20.002642         35,997.7995
01/01/2017 to 12/31/2017         20.002642          22.967614         24,937.8679
01/01/2018 to 12/31/2018         22.967614          21.171675         16,175.3152
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
01/01/2009 to 12/31/2009          7.917457           9.143799        123,501.3500
01/01/2010 to 12/31/2010          9.143799           9.821238        131,026.2963
01/01/2011 to 04/29/2011          9.821238           9.702675              0.0000
--------------------------       ---------          ---------        ------------

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.948954          16.753246        988,931.8500
01/01/2010 to 12/31/2010         16.753246          18.938041        891,336.2869
01/01/2011 to 12/31/2011         18.938041          18.947824        779,325.1758
01/01/2012 to 12/31/2012         18.947824          22.051814        585,342.3047
01/01/2013 to 12/31/2013         22.051814          23.050964        518,921.0246
01/01/2014 to 12/31/2014         23.050964          22.412427        449,790.9452
01/01/2015 to 12/31/2015         22.412427          20.758273        339,421.7576
01/01/2016 to 12/31/2016         20.758273          23.604943        270,705.1056
01/01/2017 to 12/31/2017         23.604943          25.228592        225,502.8769
01/01/2018 to 12/31/2018         25.228592          23.840436        194,673.8186
--------------------------       ---------          ---------        ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009         21.143528          26.051473        417,235.2500
01/01/2010 to 12/31/2010         26.051473          30.210561        378,152.6057
01/01/2011 to 12/31/2011         30.210561          27.981301        309,375.2730
01/01/2012 to 12/31/2012         27.981301          30.500459        238,629.8995
01/01/2013 to 12/31/2013         30.500459          39.827851        201,829.7150
01/01/2014 to 12/31/2014         39.827851          44.973807        158,927.3663
01/01/2015 to 12/31/2015         44.973807          41.427002        120,861.7815
01/01/2016 to 12/31/2016         41.427002          47.362844        100,952.0113
01/01/2017 to 12/31/2017         47.362844          52.585436         78,985.7344
01/01/2018 to 12/31/2018         52.585436          41.636790         67,515.1292
--------------------------       ---------          ---------        ------------


                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
01/01/2009 to 12/31/2009      21.860467          26.414298            8,756.7600
01/01/2010 to 12/31/2010      26.414298          29.139179            8,192.7872
01/01/2011 to 12/31/2011      29.139179          28.657890            8,540.8723
01/01/2012 to 12/31/2012      28.657890          31.206167            5,522.9503
01/01/2013 to 12/31/2013      31.206167          36.437748            4,426.4880
01/01/2014 to 12/31/2014      36.437748          39.176230            2,773.8503
01/01/2015 to 12/31/2015      39.176230          37.874224            2,520.5394
01/01/2016 to 12/31/2016      37.874224          39.577288              548.8266
01/01/2017 to 12/31/2017      39.577288          45.450792              539.5677
01/01/2018 to 12/31/2018      45.450792          44.282285              599.1466

                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II) (FORMERLY INVESCO V.I. VAN
KAMPEN EQUITY AND INCOME SUB-ACCOUNT (SERIES
 II) AND BEFORE THAT THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VAN KAMPEN UIF EQUITY
AND INCOME SUB-ACCOUNT (CLASS II))
01/01/2009 to 12/31/2009      11.436107          13.764905           281,073.6200
01/01/2010 to 12/31/2010      13.764905          15.153614           376,852.7365
01/01/2011 to 12/31/2011      15.153614          14.697707           483,074.2193
01/01/2012 to 12/31/2012      14.697707          16.230459           575,825.9898
01/01/2013 to 12/31/2013      16.230459          19.918000           618,005.6940
01/01/2014 to 12/31/2014      19.918000          21.288406           616,195.5079
01/01/2015 to 12/31/2015      21.288406          20.378249           613,413.7918
01/01/2016 to 12/31/2016      20.378249          22.995540           605,251.1952
01/01/2017 to 12/31/2017      22.995540          25.033754           580,654.4427
01/01/2018 to 12/31/2018      25.033754          22.204225           547,371.7549
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      13.605088          15.054378            54,215.4300
01/01/2010 to 12/31/2010      15.054378          15.746608            93,490.8090
01/01/2011 to 12/31/2011      15.746608          16.418641           132,875.0530
01/01/2012 to 12/31/2012      16.418641          16.999225           158,808.9239
01/01/2013 to 12/31/2013      16.999225          16.343780           168,870.5706
01/01/2014 to 12/31/2014      16.343780          16.907934           187,947.6611
01/01/2015 to 12/31/2015      16.907934          16.660176           186,064.1850
01/01/2016 to 12/31/2016      16.660176          16.853172           159,506.3677
01/01/2017 to 12/31/2017      16.853172          17.168553           162,851.0729
01/01/2018 to 12/31/2018      17.168553          16.748840           154,044.5890
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.102388          23.915309           131,007.3100
01/01/2010 to 12/31/2010      23.915309          26.261096           140,549.7932
01/01/2011 to 12/31/2011      26.261096          23.513160           160,219.7565
01/01/2012 to 12/31/2012      23.513160          28.315982           159,722.0072
01/01/2013 to 12/31/2013      28.315982          35.943635           156,529.2143
01/01/2014 to 12/31/2014      35.943635          36.137085           146,987.4274
01/01/2015 to 12/31/2015      36.137085          37.973484           138,097.3525
01/01/2016 to 12/31/2016      37.973484          37.546494           132,418.5949
01/01/2017 to 12/31/2017      37.546494          48.508844           108,138.5477
01/01/2018 to 12/31/2018      48.508844          43.352171            98,533.7421
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      15.600850          24.727275            28,873.6900
01/01/2010 to 12/31/2010      24.727275          29.745035            33,541.8680
01/01/2011 to 12/31/2011      29.745035          23.633842            48,120.7947
01/01/2012 to 12/31/2012      23.633842          27.443086            62,050.5380
01/01/2013 to 12/31/2013      27.443086          34.593253            61,182.6957
01/01/2014 to 12/31/2014      34.593253          34.714639            70,755.0280
01/01/2015 to 12/31/2015      34.714639          34.202960            65,393.1033
01/01/2016 to 12/31/2016      34.202960          34.314862            63,194.0578
01/01/2017 to 12/31/2017      34.314862          42.453341            59,259.3641
01/01/2018 to 12/31/2018      42.453341          37.312804            55,667.3229
--------------------------    ---------          ---------           ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          89.425899         122.507780          71,224.7500
01/01/2010 to 12/31/2010         122.507780         142.872903          78,117.4308
01/01/2011 to 12/31/2011         142.872903         134.394528          84,347.6569
01/01/2012 to 12/31/2012         134.394528         155.677043          92,025.2932
01/01/2013 to 12/31/2013         155.677043         199.026955          88,811.1467
01/01/2014 to 12/31/2014         199.026955         212.215715          82,342.0672
01/01/2015 to 12/31/2015         212.215715         222.835671          72,089.3764
01/01/2016 to 12/31/2016         222.835671         239.745768          64,969.1631
01/01/2017 to 12/31/2017         239.745768         302.255530          54,214.5972
01/01/2018 to 12/31/2018         302.255530         296.248134          46,789.0325
--------------------------       ----------         ----------          -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          67.420973          86.949068          58,719.6100
01/01/2010 to 12/31/2010          86.949068          95.204755          65,717.9514
01/01/2011 to 12/31/2011          95.204755          91.844404          71,887.6124
01/01/2012 to 12/31/2012          91.844404         106.019826          77,506.4487
01/01/2013 to 12/31/2013         106.019826         139.082350          73,709.7824
01/01/2014 to 12/31/2014         139.082350         151.203882          72,323.8733
01/01/2015 to 12/31/2015         151.203882         150.742111          68,381.5331
01/01/2016 to 12/31/2016         150.742111         165.193282          64,048.8034
01/01/2017 to 12/31/2017         165.193282         198.671299          58,815.1437
01/01/2018 to 12/31/2018         198.671299         191.717352          51,707.9541
--------------------------       ----------         ----------          -----------

BRIGHTHOUSE FUNDS TRUST I
BRIGHTHOUSE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          11.761385          14.614344       1,803,390.9400
01/01/2010 to 12/31/2010          14.614344          17.218453       1,788,638.5263
01/01/2011 to 12/31/2011          17.218453          15.400050       1,745,938.9641
01/01/2012 to 12/31/2012          15.400050          17.853291       1,477,939.5884
01/01/2013 to 12/31/2013          17.853291          23.236144       1,236,327.3402
01/01/2014 to 12/31/2014          23.236144          23.224704       1,048,635.0053
01/01/2015 to 12/31/2015          23.224704          21.587449         891,044.7786
01/01/2016 to 12/31/2016          21.587449          27.843274         767,078.9633
01/01/2017 to 12/31/2017          27.843274          30.562709         687,514.2546
01/01/2018 to 12/31/2018          30.562709          25.454856         596,316.4355
--------------------------       ----------         ----------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014          17.091830          18.122311         766,114.7711
01/01/2015 to 12/31/2015          18.122311          17.558323         698,274.6675
01/01/2016 to 12/31/2016          17.558323          17.404553         659,523.4915
01/01/2017 to 12/31/2017          17.404553          18.941275         617,036.9436
01/01/2018 to 12/31/2018          18.941275          17.001771         582,039.5546
--------------------------       ----------         ----------       --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009          14.804255          18.671955          51,647.0800
01/01/2010 to 12/31/2010          18.671955          23.845993          54,604.1581
01/01/2011 to 12/31/2011          23.845993          24.820407          63,365.4400
01/01/2012 to 12/31/2012          24.820407          28.249716          78,666.6341
01/01/2013 to 12/31/2013          28.249716          28.329729          85,582.0124
01/01/2014 to 04/25/2014          28.329729          31.557188               0.0000
--------------------------       ----------         ----------       --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.175756           8.945174          825,956.7100
01/01/2010 to 12/31/2010          8.945174          10.097738          887,283.3967
01/01/2011 to 12/31/2011         10.097738           9.777703          958,064.8916
01/01/2012 to 12/31/2012          9.777703          11.386622        1,057,626.4723
01/01/2013 to 12/31/2013         11.386622          15.149305        1,014,461.6831
01/01/2014 to 12/31/2014         15.149305          16.272764        1,419,527.6653
01/01/2015 to 12/31/2015         16.272764          15.035650        1,501,128.4135
01/01/2016 to 12/31/2016         15.035650          17.330567        1,508,561.1568
01/01/2017 to 12/31/2017         17.330567          20.099839        1,348,478.6999
01/01/2018 to 12/31/2018         20.099839          17.348646        1,265,949.8899
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II) AND BEFORE THAT VAN KAMPEN LIFE INVESTMENT
TRUST - VAN KAMPEN LIT GROWTH AND
 INCOME SUB-ACCOUNT (CLASS II)))
01/01/2009 to 12/31/2009          9.374292          11.432514          170,431.7700
01/01/2010 to 12/31/2010         11.432514          12.603970          233,027.6932
01/01/2011 to 12/31/2011         12.603970          12.105625          323,634.2449
01/01/2012 to 12/31/2012         12.105625          13.601178          387,945.1769
01/01/2013 to 12/31/2013         13.601178          17.878498          408,285.2771
01/01/2014 to 04/25/2014         17.878498          17.969948                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.223715           8.941191                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.443675          12.418277          895,988.1400
01/01/2010 to 12/31/2010         12.418277          15.398109          846,016.4778
01/01/2011 to 12/31/2011         15.398109          14.967924          864,736.8237
01/01/2012 to 12/31/2012         14.967924          17.388169          784,137.3610
01/01/2013 to 12/31/2013         17.388169          23.951394          745,938.6184
01/01/2014 to 12/31/2014         23.951394          25.397771          657,045.6631
01/01/2015 to 12/31/2015         25.397771          24.530441          600,854.5033
01/01/2016 to 12/31/2016         24.530441          26.861220          583,220.6116
01/01/2017 to 12/31/2017         26.861220          33.083429          509,380.0986
01/01/2018 to 12/31/2018         33.083429          29.565139          460,100.0769
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.917813          12.822103        1,657,959.1500
01/01/2010 to 12/31/2010         12.822103          14.036777        1,558,754.1578
01/01/2011 to 12/31/2011         14.036777          12.315804        1,451,252.3352
01/01/2012 to 12/31/2012         12.315804          14.122923        1,356,246.8699
01/01/2013 to 12/31/2013         14.122923          16.550500        1,220,678.8154
01/01/2014 to 12/31/2014         16.550500          15.133116        1,100,374.5092
01/01/2015 to 12/31/2015         15.133116          14.606784        1,037,707.0313
01/01/2016 to 12/31/2016         14.606784          14.227740          951,290.4147
01/01/2017 to 12/31/2017         14.227740          17.918161          818,774.5442
01/01/2018 to 12/31/2018         17.918161          15.141437          765,834.2134
--------------------------       ---------          ---------        --------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.374184          15.625418           12,817.3300
01/01/2010 to 12/31/2010         15.625418          17.800035           16,240.1497
01/01/2011 to 12/31/2011         17.800035          16.021549           16,308.8165
01/01/2012 to 12/31/2012         16.021549          19.075725           15,336.6101
01/01/2013 to 12/31/2013         19.075725          23.827264           61,282.1456
01/01/2014 to 12/31/2014         23.827264          23.915490           56,568.4848
01/01/2015 to 12/31/2015         23.915490          24.425474           55,591.2867
01/01/2016 to 12/31/2016         24.425474          24.057182           49,538.2727
01/01/2017 to 12/31/2017         24.057182          32.325602           42,134.9859
01/01/2018 to 12/31/2018         32.325602          27.586643           37,295.9331
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009         10.551561          13.593456           30,636.0900
01/01/2010 to 12/31/2010         13.593456          14.345478           31,619.8593
01/01/2011 to 04/29/2011         14.345478          15.986985                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT LEGG
 MASON PARTNERS VARIABLE EQUITY TRUST - LEGG MASON BATTERYMARCH VARIABLE GLOBAL EQUITY
SUB-ACCOUNT)
01/01/2009 to 12/31/2009         10.589695          12.575543            8,386.7900
01/01/2010 to 04/30/2010         12.575543          13.312937                0.0000
--------------------------       ---------          ---------           -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         13.356459          13.950884            2,790.8672
01/01/2011 to 12/31/2011         13.950884          12.763786           34,972.2441
01/01/2012 to 12/31/2012         12.763786          15.327269           44,231.9129
01/01/2013 to 04/26/2013         15.327269          16.276366                0.0000
--------------------------       ---------          ---------           -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         41.807187          45.563726           59,098.7180
01/01/2015 to 12/31/2015         45.563726          43.212677           56,818.8177
01/01/2016 to 12/31/2016         43.212677          49.281958           55,461.0724
01/01/2017 to 12/31/2017         49.281958          56.695898           53,446.0516
01/01/2018 to 12/31/2018         56.695898          50.658436           50,015.9940
--------------------------       ---------          ---------           -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         21.092663          26.811748           49,833.8600
01/01/2010 to 12/31/2010         26.811748          30.721653           50,573.8244
01/01/2011 to 12/31/2011         30.721653          28.319097           56,091.9998
01/01/2012 to 12/31/2012         28.319097          31.993213           62,067.0397
01/01/2013 to 12/31/2013         31.993213          41.550800           59,672.2393
01/01/2014 to 04/25/2014         41.550800          41.747665                0.0000
--------------------------       ---------          ---------           -----------

BRIGHTHOUSE FUNDS TRUST II
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.065335          12.055383              328.8100
01/01/2010 to 12/31/2010         12.055383          12.659148              358.6310
01/01/2011 to 12/31/2011         12.659148           9.935414              430.8760
01/01/2012 to 12/31/2012          9.935414          11.652908              360.8681
01/01/2013 to 12/31/2013         11.652908          13.184184        1,426,311.2961
01/01/2014 to 12/31/2014         13.184184          12.522304        1,302,313.9885
01/01/2015 to 12/31/2015         12.522304          12.038017          916,231.5728
01/01/2016 to 12/31/2016         12.038017          12.426654          901,842.0619
01/01/2017 to 12/31/2017         12.426654          16.472381          766,786.7280
01/01/2018 to 12/31/2018         16.472381          13.402497          739,843.8165
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS E)
01/01/2009 to 12/31/2009         43.220567          46.419613            574.6500
01/01/2010 to 12/31/2010         46.419613          49.347088            585.1320
01/01/2011 to 12/31/2011         49.347088          51.600125            569.7533
01/01/2012 to 12/31/2012         51.600125          54.443978            595.3969
01/01/2013 to 12/31/2013         54.443978          53.011299            669.3285
01/01/2014 to 12/31/2014         53.011299          55.696743            673.5914
01/01/2015 to 12/31/2015         55.696743          54.971815            540.6999
01/01/2016 to 12/31/2016         54.971815          55.626049            323.0378
01/01/2017 to 12/31/2017         55.626049          56.820580            350.6323
01/01/2018 to 12/31/2018         56.820580          55.540433            148.7797
--------------------------       ---------          ---------            --------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.148982          12.768818          5,051.3600
01/01/2010 to 12/31/2010         12.768818          15.034354          4,704.3799
01/01/2011 to 12/31/2011         15.034354          13.452339          4,395.7406
01/01/2012 to 12/31/2012         13.452339          15.117541          4,195.7554
01/01/2013 to 12/31/2013         15.117541          19.938763          4,707.5486
01/01/2014 to 12/31/2014         19.938763          21.336198          4,556.6251
01/01/2015 to 12/31/2015         21.336198          22.282513          3,606.8049
01/01/2016 to 12/31/2016         22.282513          21.914631          7,964.5876
01/01/2017 to 12/31/2017         21.914631          28.842676          5,796.6574
01/01/2018 to 12/31/2018         28.842676          29.026609          5,382.5127
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT FI LARGE CAP SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST
- LARGE CAP SUB-ACCOUNT)
01/01/2009 to 05/01/2009          9.473204           9.880326              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) AND BEFORE THAT
TRAVELERS SERIES TRUST - AIM CAPITAL
 APPRECIATION SUB-ACCOUNT)
01/01/2009 to 05/01/2009          8.801294           8.361042              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.002321          12.852324        156,387.1165
01/01/2011 to 12/31/2011         12.852324          12.629961        192,111.3912
01/01/2012 to 12/31/2012         12.629961          12.409660        161,076.9809
01/01/2013 to 12/31/2013         12.409660          12.194371        140,374.2592
01/01/2014 to 12/31/2014         12.194371          11.982817         88,784.4511
01/01/2015 to 12/31/2015         11.982817          11.774933        117,422.5207
01/01/2016 to 12/31/2016         11.774933          11.593866         58,650.6395
01/01/2017 to 12/31/2017         11.593866          11.477504         45,773.3633
01/01/2018 to 12/31/2018         11.477504          11.465291         34,888.8237
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         13.279719          13.078522        147,039.9800
01/01/2010 to 04/30/2010         13.078522          13.004192              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         50.539167          51.414418         93,820.4361
01/01/2017 to 12/31/2017         51.414418          60.159628         85,350.3501
01/01/2018 to 12/31/2018         60.159628          59.058336         71,740.7691
--------------------------       ---------          ---------        ------------


                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 A) AND BEFORE THAT TRAVELERS SERIES TRUST - PIONEER FUND SUB-ACCOUNT)
01/01/2009 to 12/31/2009         12.816556          15.602346           69,915.6100
01/01/2010 to 12/31/2010         15.602346          17.818973          115,528.8044
01/01/2011 to 12/31/2011         17.818973          16.714191          180,610.2703
01/01/2012 to 12/31/2012         16.714191          18.162030          234,704.7727
01/01/2013 to 12/31/2013         18.162030          23.750222          244,324.8219
01/01/2014 to 12/31/2014         23.750222          25.942173          222,772.8550
01/01/2015 to 12/31/2015         25.942173          25.508229          196,063.3466
01/01/2016 to 04/29/2016         25.508229          25.646358                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2011 to 12/31/2011         15.159422          13.393113           12,786.5637
01/01/2012 to 12/31/2012         13.393113          14.819955           12,821.5406
01/01/2013 to 12/31/2013         14.819955          19.420939           12,507.6067
01/01/2014 to 12/31/2014         19.420939          21.059908           11,773.6547
01/01/2015 to 12/31/2015         21.059908          21.137774           10,600.0050
01/01/2016 to 12/31/2016         21.137774          22.236591          161,372.5621
01/01/2017 to 12/31/2017         22.236591          25.962156          158,345.7145
01/01/2018 to 12/31/2018         25.962156          25.419214          159,981.1680
--------------------------       ---------          ---------          ------------

DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON PARTNERS VARIABLE EQUITY
TRUST - LEGG MASON CLEARBRIDGE
 VARIABLE CAPITAL SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.430340          12.996337           21,242.3300
01/01/2010 to 12/31/2010         12.996337          14.388218           15,912.2128
01/01/2011 to 04/29/2011         14.388218          15.193807                0.0000
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.963454          10.921265        1,781,708.2000
01/01/2010 to 12/31/2010         10.921265          11.946084        1,712,164.2410
01/01/2011 to 12/31/2011         11.946084          11.765296        1,571,504.4441
01/01/2012 to 12/31/2012         11.765296          13.358605        2,574,947.6990
01/01/2013 to 12/31/2013         13.358605          17.948732        2,333,821.9085
01/01/2014 to 12/31/2014         17.948732          19.179453        2,023,452.4397
01/01/2015 to 12/31/2015         19.179453          20.833099        1,710,224.0089
01/01/2016 to 12/31/2016         20.833099          20.445118        1,572,748.2896
01/01/2017 to 12/31/2017         20.445118          27.523129        1,325,820.8842
01/01/2018 to 12/31/2018         27.523129          27.073768        1,256,088.7041
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.359740           7.568480        2,330,307.4300
01/01/2010 to 12/31/2010          7.568480           8.136100        2,020,755.9839
01/01/2011 to 12/31/2011          8.136100           7.884860        1,836,098.7767
01/01/2012 to 04/27/2012          7.884860           8.860339                0.0000
--------------------------       ---------          ---------        --------------

MFS(Reg. TM) TOTAL RETURN SUB-ACCOUNT (CLASS F)
01/01/2009 to 12/31/2009         33.257019          38.679734           11,359.1900
01/01/2010 to 12/31/2010         38.679734          41.759100           11,107.8298
01/01/2011 to 12/31/2011         41.759100          41.941564           11,861.5815
01/01/2012 to 12/31/2012         41.941564          45.892564           11,224.2829
01/01/2013 to 12/31/2013         45.892564          53.554455            8,491.6901
01/01/2014 to 12/31/2014         53.554455          57.055849            8,086.7412
01/01/2015 to 12/31/2015         57.055849          55.869949            6,611.7176
01/01/2016 to 12/31/2016         55.869949          59.827803            5,676.2968
01/01/2017 to 12/31/2017         59.827803          65.980198            3,565.0105
01/01/2018 to 12/31/2018         65.980198          61.094041            3,535.4534
--------------------------       ---------          ---------        --------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY FI VALUE LEADERS SUB-ACCOUNT (CLASS
D))
01/01/2009 to 12/31/2009         12.865446       15.387595             5,212.9900
01/01/2010 to 12/31/2010         15.387595       17.305640             3,444.2585
01/01/2011 to 12/31/2011         17.305640       15.943218             3,294.3215
01/01/2012 to 12/31/2012         15.943218       18.116387             2,797.0759
01/01/2013 to 04/26/2013         18.116387       19.932345                 0.0000
--------------------------       ---------       ---------             ----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS A) (FORMERLY MET INVESTORS SERIES TRUST -
MFS(Reg. TM) VALUE SUB-ACCOUNT)
01/01/2009 to 12/31/2009         11.028899       13.093905            22,487.4100
01/01/2010 to 12/31/2010         13.093905       14.336839            16,737.0616
01/01/2011 to 12/31/2011         14.336839       14.208657            16,222.7715
01/01/2012 to 12/31/2012         14.208657       16.285540            13,818.2930
01/01/2013 to 12/31/2013         16.285540       21.721355            16,350.2540
01/01/2014 to 12/31/2014         21.721355       23.651613            16,928.7600
01/01/2015 to 12/31/2015         23.651613       23.206184            14,250.3358
01/01/2016 to 12/31/2016         23.206184       26.085293            13,537.3391
01/01/2017 to 12/31/2017         26.085293       30.248730            13,411.6270
01/01/2018 to 12/31/2018         30.248730       26.732972               162.7514
--------------------------       ---------       ---------            -----------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
04/29/2013 to 12/31/2013         15.851452       19.748305           402,766.1674
01/01/2014 to 12/31/2014         19.748305       19.347381           348,408.1583
01/01/2015 to 12/31/2015         19.347381       19.083981           306,544.6948
01/01/2016 to 12/31/2016         19.083981       22.202417           282,352.9720
01/01/2017 to 12/31/2017         22.202417       25.197596           243,841.9549
01/01/2018 to 12/31/2018         25.197596       23.028476           221,977.0277
--------------------------       ---------       ---------           ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B) (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS
B))
01/01/2009 to 12/31/2009          9.302868       12.502044           549,877.1900
01/01/2010 to 12/31/2010         12.502044       15.093613           534,446.3846
01/01/2011 to 12/31/2011         15.093613       14.049713           482,948.0700
01/01/2012 to 12/31/2012         14.049713       14.534389           427,820.6872
01/01/2013 to 04/26/2013         14.534389       15.741755                 0.0000
--------------------------       ---------       ---------           ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         20.357828       28.614127                 0.0000
01/01/2010 to 12/31/2010         28.614127       32.826008                 0.0000
01/01/2011 to 12/31/2011         32.826008       31.826995                 0.0000
01/01/2012 to 12/31/2012         31.826995       37.112075                 0.0000
01/01/2013 to 12/31/2013         37.112075       50.606759           195,444.0182
01/01/2014 to 12/31/2014         50.606759       54.117877           216,954.5920
01/01/2015 to 12/31/2015         54.117877       58.769578           235,110.8004
01/01/2016 to 12/31/2016         58.769578       58.634662           211,863.4686
01/01/2017 to 12/31/2017         58.634662       76.909901           209,412.8895
01/01/2018 to 12/31/2018         76.909901       74.696027           209,333.7211
--------------------------       ---------       ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         29.280780       30.329874           311,548.5123
01/01/2017 to 12/31/2017         30.329874       32.257245           301,916.2830
01/01/2018 to 12/31/2018         32.257245       30.491004           290,146.6977
--------------------------       ---------       ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - LORD ABBETT
 BOND DEBENTURE SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
CONVERTIBLE SECURITIES SUB-ACCOUNT))
01/01/2009 to 12/31/2009      15.216340          20.503301               110.2900
01/01/2010 to 12/31/2010      20.503301          22.802615               128.5587
01/01/2011 to 12/31/2011      22.802615          23.489373               128.2834
01/01/2012 to 12/31/2012      23.489373          26.124748               128.7113
01/01/2013 to 12/31/2013      26.124748          27.768541               120.7597
01/01/2014 to 12/31/2014      27.768541          28.684029               132.4766
01/01/2015 to 12/31/2015      28.684029          27.657960                49.4777
01/01/2016 to 04/29/2016      27.657960          28.478610                 0.0000
--------------------------    ---------          ---------               --------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A) AND BEFORE THAT TRAVELERS SERIES TRUST -
PIONEER STRATEGIC INCOME SUB-ACCOUNT)
01/01/2009 to 12/31/2009      16.903303          22.106133           117,264.0100
01/01/2010 to 12/31/2010      22.106133          24.367609           181,169.3899
01/01/2011 to 12/31/2011      24.367609          24.814938           280,091.2678
01/01/2012 to 12/31/2012      24.814938          27.216721           359,434.8982
01/01/2013 to 12/31/2013      27.216721          27.157692           422,586.7892
01/01/2014 to 12/31/2014      27.157692          27.909798           408,029.1221
01/01/2015 to 12/31/2015      27.909798          27.070266           361,538.3017
01/01/2016 to 04/29/2016      27.070266          27.734449                 0.0000
--------------------------    ---------          ---------           ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009      15.488235          15.840564           480,995.1100
01/01/2010 to 12/31/2010      15.840564          16.420744           654,029.8508
01/01/2011 to 12/31/2011      16.420744          16.986337           689,015.3491
01/01/2012 to 12/31/2012      16.986337          17.198787           610,046.0423
01/01/2013 to 12/31/2013      17.198787          16.747425           537,936.8763
01/01/2014 to 12/31/2014      16.747425          16.876560           477,768.6113
01/01/2015 to 12/31/2015      16.876560          16.634701           467,028.9623
01/01/2016 to 12/31/2016      16.634701          16.513066           453,737.5492
01/01/2017 to 12/31/2017      16.513066          16.499340           397,472.7522
01/01/2018 to 12/31/2018      16.499340          16.324645           367,681.7250
--------------------------    ---------          ---------           ------------

FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009      23.685111          32.526324            50,311.2700
01/01/2010 to 12/31/2010      32.526324          41.094769            72,960.5362
01/01/2011 to 12/31/2011      41.094769          36.000387           108,503.5387
01/01/2012 to 12/31/2012      36.000387          40.523918           141,238.9584
01/01/2013 to 12/31/2013      40.523918          54.104996           151,291.1182
01/01/2014 to 12/31/2014      54.104996          56.373165           154,714.3071
01/01/2015 to 12/31/2015      56.373165          54.492867           146,299.0463
01/01/2016 to 12/31/2016      54.492867          59.932142           141,142.6496
01/01/2017 to 12/31/2017      59.932142          70.990878           129,582.6863
01/01/2018 to 12/31/2018      70.990878          59.447848           121,358.0316
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      29.923443          39.871233            47,910.9500
01/01/2010 to 12/31/2010      39.871233          44.145134            53,358.8300
01/01/2011 to 12/31/2011      44.145134          44.415260            58,361.6590
01/01/2012 to 12/31/2012      44.415260          49.162538            66,799.5054
01/01/2013 to 12/31/2013      49.162538          55.044838            70,510.0656
01/01/2014 to 12/31/2014      55.044838          56.586610            72,268.7912
01/01/2015 to 12/31/2015      56.586610          51.682213            70,681.0059
01/01/2016 to 12/31/2016      51.682213          57.907638            69,491.1544
01/01/2017 to 12/31/2017      57.907638          62.410496            63,939.5524
01/01/2018 to 12/31/2018      62.410496          58.682457            60,772.2777
--------------------------    ---------          ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         14.389203          17.822727         43,332.3000
01/01/2010 to 12/31/2010         17.822727          19.474353         51,807.0952
01/01/2011 to 12/31/2011         19.474353          18.937750         56,808.3885
01/01/2012 to 12/31/2012         18.937750          21.258019         56,028.6023
01/01/2013 to 12/31/2013         21.258019          26.792985         55,149.2207
01/01/2014 to 12/31/2014         26.792985          28.203296         50,667.7934
01/01/2015 to 12/31/2015         28.203296          26.345810         46,950.7968
01/01/2016 to 12/31/2016         26.345810          30.046043         41,108.6579
01/01/2017 to 12/31/2017         30.046043          31.991025         39,089.4886
01/01/2018 to 12/31/2018         31.991025          28.582993         36,546.2112
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.861783          10.395885        180,821.5600
01/01/2010 to 12/31/2010         10.395885          12.770644        178,895.4956
01/01/2011 to 12/31/2011         12.770644          12.859602        188,142.7430
01/01/2012 to 12/31/2012         12.859602          15.001145        204,943.7944
01/01/2013 to 12/31/2013         15.001145          21.784460        211,991.5231
01/01/2014 to 12/31/2014         21.784460          25.772387        219,562.7292
01/01/2015 to 12/31/2015         25.772387          24.885713        231,174.6582
01/01/2016 to 12/31/2016         24.885713          24.748129        249,134.2288
01/01/2017 to 12/31/2017         24.748129          28.281877        235,649.3843
01/01/2018 to 12/31/2018         28.281877          25.469502        217,753.0153
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         22.483750          26.979901         61,372.6200
01/01/2010 to 12/31/2010         26.979901          29.859490         85,920.1573
01/01/2011 to 12/31/2011         29.859490          30.106647        123,135.4835
01/01/2012 to 12/31/2012         30.106647          34.299843        143,688.0657
01/01/2013 to 12/31/2013         34.299843          43.816790        166,163.4726
01/01/2014 to 12/31/2014         43.816790          47.789945        174,541.9151
01/01/2015 to 12/31/2015         47.789945          47.712198        173,371.6415
01/01/2016 to 12/31/2016         47.712198          51.464649        179,652.4529
01/01/2017 to 12/31/2017         51.464649          60.459650        171,193.0430
01/01/2018 to 12/31/2018         60.459650          58.370511        155,413.0118
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS II)
01/01/2009 to 05/01/2009         11.386053          11.140609              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.786532           9.403981         39,456.7600
01/01/2010 to 12/31/2010          9.403981          10.374052         29,391.4316
01/01/2011 to 12/31/2011         10.374052          10.999437         30,631.3464
01/01/2012 to 12/31/2012         10.999437          12.342953         10,585.4874
01/01/2013 to 12/31/2013         12.342953          15.275248          6,433.0199
01/01/2014 to 12/31/2014         15.275248          17.053479          4,839.4019
01/01/2015 to 12/31/2015         17.053479          16.036689          4,246.9399
01/01/2016 to 12/31/2016         16.036689          18.120534          2,489.6532
01/01/2017 to 12/31/2017         18.120534          21.221572          2,370.5991
01/01/2018 to 12/31/2018         21.221572          19.838440            433.9920
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS I) (FORMERLY LEGG MASON
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-
 ACCOUNT)
01/01/2009 to 12/31/2009          6.909886           8.289185          6,955.8700
01/01/2010 to 12/31/2010          8.289185           9.114951          6,464.6022
01/01/2011 to 04/29/2011          9.114951           9.897659              0.0000
--------------------------       ---------          ---------        ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.439734       11.375389            43,588.9600
01/01/2010 to 12/31/2010         11.375389       12.532613            54,235.1590
01/01/2011 to 12/31/2011         12.532613       13.265260            76,865.0190
01/01/2012 to 12/31/2012         13.265260       14.868763           109,215.0192
01/01/2013 to 12/31/2013         14.868763       18.363406           125,932.2480
01/01/2014 to 12/31/2014         18.363406       20.477816           131,739.1391
01/01/2015 to 12/31/2015         20.477816       19.229329           131,516.1815
01/01/2016 to 12/31/2016         19.229329       21.688550           122,634.2259
01/01/2017 to 12/31/2017         21.688550       25.365178           116,157.9833
01/01/2018 to 12/31/2018         25.365178       23.677492           106,005.5076
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE LARGE CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.767934       12.267311            11,106.7600
01/01/2010 to 12/31/2010         12.267311       13.239909            11,013.1292
01/01/2011 to 12/31/2011         13.239909       12.926036            10,682.8161
01/01/2012 to 12/31/2012         12.926036       15.284952            10,352.5105
01/01/2013 to 12/31/2013         15.284952       20.705823             9,616.0273
01/01/2014 to 12/31/2014         20.705823       23.193333             9,004.7087
01/01/2015 to 12/31/2015         23.193333       25.022561             4,557.3983
01/01/2016 to 12/31/2016         25.022561       26.406515             4,279.1435
01/01/2017 to 12/31/2017         26.406515       32.635777             4,174.0415
01/01/2018 to 12/31/2018         32.635777       32.071543             2,360.3479
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE LARGE CAP VALUE SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.674470       13.059232             4,628.9800
01/01/2010 to 12/31/2010         13.059232       14.047321             4,773.8431
01/01/2011 to 12/31/2011         14.047321       14.487804             4,528.6757
01/01/2012 to 12/31/2012         14.487804       16.584719             4,075.7190
01/01/2013 to 12/31/2013         16.584719       21.572458             4,013.7301
01/01/2014 to 12/31/2014         21.572458       23.680213             6,834.2418
01/01/2015 to 12/31/2015         23.680213       22.602037             3,666.3833
01/01/2016 to 12/31/2016         22.602037       25.097462             4,093.1357
01/01/2017 to 12/31/2017         25.097462       28.322397               402.4408
01/01/2018 to 12/31/2018         28.322397       25.358687               352.0839
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.276779       11.612105            24,056.9300
01/01/2010 to 12/31/2010         11.612105       14.284403            30,868.4103
01/01/2011 to 12/31/2011         14.284403       14.231728            38,122.4730
01/01/2012 to 12/31/2012         14.231728       16.700297            53,811.9901
01/01/2013 to 12/31/2013         16.700297       24.132118            68,244.3643
01/01/2014 to 12/31/2014         24.132118       24.680531            68,729.9806
01/01/2015 to 12/31/2015         24.680531       23.191186            74,943.1412
01/01/2016 to 12/31/2016         23.191186       24.111257            90,832.1948
01/01/2017 to 12/31/2017         24.111257       29.443866            85,812.9838
01/01/2018 to 12/31/2018         29.443866       29.924130            72,246.1338
--------------------------       ---------       ---------           ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
01/01/2009 to 12/31/2009         11.215191       14.582540             2,587.1700
01/01/2010 to 12/31/2010         14.582540       16.386410             3,515.5468
01/01/2011 to 12/31/2011         16.386410       16.291515             8,335.2084
01/01/2012 to 12/31/2012         16.291515       18.103692            16,654.2107
01/01/2013 to 12/31/2013         18.103692       20.517583            23,273.6014
01/01/2014 to 12/31/2014         20.517583       21.150985            26,954.1260
01/01/2015 to 12/31/2015         21.150985       20.537660            26,704.5583
01/01/2016 to 12/31/2016         20.537660       21.681035            26,810.0302
01/01/2017 to 12/31/2017         21.681035       24.192795            25,993.6899
01/01/2018 to 12/31/2018         24.192795       22.724991            24,820.2801
--------------------------       ---------       ---------           ------------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.250064          12.041581         55,010.2700
01/01/2010 to 12/31/2010         12.041581          13.690364         66,297.8202
01/01/2011 to 12/31/2011         13.690364          13.142632         76,002.4387
01/01/2012 to 12/31/2012         13.142632          14.965277         82,707.0630
01/01/2013 to 12/31/2013         14.965277          18.602546         82,785.4151
01/01/2014 to 12/31/2014         18.602546          19.136460         83,601.4661
01/01/2015 to 12/31/2015         19.136460          18.384405         73,473.2487
01/01/2016 to 12/31/2016         18.384405          19.600711         67,643.7514
01/01/2017 to 12/31/2017         19.600711          22.985833         62,589.4889
01/01/2018 to 12/31/2018         22.985833          20.768081         48,161.0530
--------------------------       ---------          ---------         -----------

QS VARIABLE MODERATE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
MODERATE GROWTH SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.555632          12.479420            208.3600
01/01/2010 to 12/31/2010         12.479420          14.103657            201.2753
01/01/2011 to 12/31/2011         14.103657          13.778548            205.4283
01/01/2012 to 12/31/2012         13.778548          15.514872            206.5961
01/01/2013 to 12/31/2013         15.514872          18.572683            199.7569
01/01/2014 to 12/31/2014         18.572683          19.145746            202.3286
01/01/2015 to 12/31/2015         19.145746          18.477271              0.0000
01/01/2016 to 12/31/2016         18.477271          19.608219              0.0000
01/01/2017 to 12/31/2017         19.608219          22.492295              0.0000
01/01/2018 to 12/31/2018         22.492295          20.712674              0.0000
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON WESTERN ASSET VARIABLE ADJUSTABLE RATE INCOME SUB-ACCOUNT
01/01/2009 to 12/31/2009          7.875539           9.086302          1,754.5900
01/01/2010 to 12/31/2010          9.086302           9.749728          2,395.7616
01/01/2011 to 04/29/2011          9.749728           9.628887              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.832668          16.558771         74,598.8000
01/01/2010 to 12/31/2010         16.558771          18.699503         29,512.2820
01/01/2011 to 12/31/2011         18.699503          18.690509         38,384.7463
01/01/2012 to 12/31/2012         18.690509          21.730494         52,943.4849
01/01/2013 to 12/31/2013         21.730494          22.692381         61,260.1596
01/01/2014 to 12/31/2014         22.692381          22.041717         67,141.7445
01/01/2015 to 12/31/2015         22.041717          20.394505         60,807.3329
01/01/2016 to 12/31/2016         20.394505          23.168116         58,467.3829
01/01/2017 to 12/31/2017         23.168116          24.737042         55,868.4896
01/01/2018 to 12/31/2018         24.737042          23.352429         50,659.0941
--------------------------       ---------          ---------         -----------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009         20.852721          25.667474         25,251.4300
01/01/2010 to 12/31/2010         25.667474          29.735535         25,844.7653
01/01/2011 to 12/31/2011         29.735535          27.513838         30,027.3219
01/01/2012 to 12/31/2012         27.513838          29.960773         35,742.1704
01/01/2013 to 12/31/2013         29.960773          39.084043         36,822.8198
01/01/2014 to 12/31/2014         39.084043          44.089781         36,076.7899
01/01/2015 to 12/31/2015         44.089781          40.572077         33,138.7091
01/01/2016 to 12/31/2016         40.572077          46.339077         33,166.9650
01/01/2017 to 12/31/2017         46.339077          51.397524         32,745.5845
01/01/2018 to 12/31/2018         51.397524          40.655252         31,918.9185
--------------------------       ---------          ---------         -----------


                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
TRUST FOR ADVISED PORTFOLIOS
1919 VARIABLE SOCIALLY RESPONSIVE BALANCED SUB-ACCOUNT
01/01/2009 to 12/31/2009      21.499658          25.952365          0.0000
01/01/2010 to 12/31/2010      25.952365          28.600995          0.0000
01/01/2011 to 12/31/2011      28.600995          28.100541          0.0000
01/01/2012 to 12/31/2012      28.100541          30.568514          0.0000
01/01/2013 to 12/31/2013      30.568514          35.657532          0.0000
01/01/2014 to 12/31/2014      35.657532          38.299056          0.0000
01/01/2015 to 12/31/2015      38.299056          36.989184          0.0000
01/01/2016 to 12/31/2016      36.989184          38.613821          0.0000
01/01/2017 to 12/31/2017      38.613821          44.300164          0.0000
01/01/2018 to 12/31/2018      44.300164          43.117841          0.0000

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended  For the years ended  For the years ended December 31,
  International Sub-Account   December 31, 2018   December 31, 2018    2018, 2017, 2016, and 2015
                                                  and 2017             (commenced November 19, 2014
                                                                       and began transactions in 2015)

-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended  For the years ended  For the years ended December 31,
  Income Sub-Account          December 31, 2018   December 31, 2018    2018, 2017, 2016, and the period
                                                  and 2017             from May 1, 2015
                                                                       (commencement of operations)
                                                                       through December 31, 2015

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                            STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF          CHANGES IN
           ACCOUNT                OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the year ended  For the years ended
  Management Strategic         December 31, 2018   December 31, 2018
  Bond Opportunities Sub-                          and 2017
  Account
  BlackRock Global
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global        For the year ended  For the year ended December 31, 2018, and the period
  Multi-Alternatives Sub-      December 31, 2018   from April 28, 2017 (commencement of operations)
  Account                                          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the years ended December 31,
  Management Strategic         2018, 2017, 2016, 2015, and the
  Bond Opportunities Sub-      period from November 19, 2014
  Account                      (commencement of operations)
  BlackRock Global             through December 31, 2014
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global
  Multi-Alternatives Sub-
  Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        49,200,273   $       124,089,905   $       259,695,945   $        94,290,855
   Accrued dividends.......................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                     8                     8
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................           49,200,273           124,089,905           259,695,953            94,290,863
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   --                    23                    87                    47
   Due to Brighthouse Life Insurance
     Company...............................                    1                     3                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                    1                    26                    87                    47
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        49,200,272   $       124,088,837   $       259,624,410   $        94,290,816
   Net assets from contracts in payout.....                   --                 1,042                71,456                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTI
                                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED
                                                  GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      639,631,329  $       348,946,013  $     2,720,841,237  $     2,963,267,781
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  41                   22                    1                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         639,631,370          348,946,035        2,720,841,238        2,963,267,782
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 116                   70                   73                   47
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 116                   70                   73                   47
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      639,481,162  $       348,851,657  $     2,720,435,784  $     2,962,696,861
   Net assets from contracts in payout....             150,092               94,308              405,381              570,874
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI               BHFTI AQR
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK
                                              GROWTH ALLOCATION         GROWTH         MODERATE ALLOCATION        BALANCED
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,707,533,653  $       701,041,771  $     1,402,819,733   $     1,970,551,127
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................        1,707,533,655          701,041,772        1,402,819,733         1,970,551,127
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   34                   52                    63
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                     1
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   62                   34                   52                    64
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,706,831,534  $       701,030,258  $     1,401,835,256   $     1,969,911,668
   Net assets from contracts in payout....              702,059               11,480              984,425               639,395
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================


                                                    BHFTI                 BHFTI
                                              BLACKROCK GLOBAL          BLACKROCK
                                             TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     4,296,443,333   $       223,555,488
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    --
                                            --------------------  -------------------
       Total Assets.......................        4,296,443,335           223,555,488
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   52                    58
   Due to Brighthouse Life Insurance
     Company..............................                   --                     4
                                            --------------------  -------------------
       Total Liabilities..................                   52                    62
                                            --------------------  -------------------

NET ASSETS................................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     4,296,016,147   $       223,523,695
   Net assets from contracts in payout....              427,136                31,731
                                            --------------------  -------------------
       Total Net Assets...................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                  ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                             ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        494,626,423  $     6,920,717,724  $        192,491,996  $       352,166,291
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     9                   --                    13                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           494,626,432        6,920,717,724           192,492,009          352,166,291
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    84                   47                   141                   92
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    84                   47                   141                   99
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        494,352,714  $     6,920,162,624  $        192,253,805  $       352,096,990
   Net assets from contracts in payout..               273,634              555,053               238,063               69,202
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================

                                                                                            BHFTI                 BHFTI
                                                 BHFTI                 BHFTI            BRIGHTHOUSE/          BRIGHTHOUSE/
                                             BRIGHTHOUSE/          BRIGHTHOUSE/         FRANKLIN LOW            TEMPLETON
                                                ARTISAN             EATON VANCE           DURATION            INTERNATIONAL
                                             INTERNATIONAL         FLOATING RATE        TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           292,317  $        74,905,402  $        137,799,807  $        32,416,620
   Accrued dividends....................                   --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................              292,317           74,905,403           137,799,807           32,416,620
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                   67                    61                   64
   Due to Brighthouse Life Insurance
     Company............................                    2                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   39                   67                    65                   66
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           292,278  $        74,896,022  $        137,704,860  $        32,416,554
   Net assets from contracts in payout..                   --                9,314                94,882                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                              BRIGHTHOUSE/
                                               WELLINGTON          BHFTI CLARION
                                                LARGE CAP             GLOBAL
                                                RESEARCH            REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         13,723,243  $       219,199,652
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     4                    5
                                          --------------------  -------------------
       Total Assets.....................            13,723,247          219,199,657
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    76                  104
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    76                  104
                                          --------------------  -------------------

NET ASSETS..............................  $         13,723,171  $       219,199,553
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,723,171  $       219,122,492
   Net assets from contracts in payout..                    --               77,061
                                          --------------------  -------------------
       Total Net Assets.................  $         13,723,171  $       219,199,553
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI          BHFTI FIDELITY
                                                CLEARBRIDGE     INSTITUTIONAL ASSET         BHFTI            BHFTI INVESCO
                                                AGGRESSIVE         MANAGEMENT(R)       HARRIS OAKMARK        BALANCED-RISK
                                                  GROWTH         GOVERNMENT INCOME      INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      367,812,682  $       513,955,497  $       506,604,208  $       895,562,905
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  19                   --                    8                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         367,812,701          513,955,497          506,604,216          895,562,905
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 110                  131                  109                   58
   Due to Brighthouse Life Insurance
     Company..............................                  --                    8                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 110                  139                  109                   59
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      367,629,200  $       513,888,372  $       506,330,959  $       895,497,321
   Net assets from contracts in payout....             183,391               66,986              273,148               65,525
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                     BHFTI INVESCO            BHFTI              JPMORGAN
                                                BHFTI INVESCO          SMALL CAP            JPMORGAN           GLOBAL ACTIVE
                                                  COMSTOCK              GROWTH              CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       594,306,964  $       277,369,889  $       313,000,102  $     1,135,038,400
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   15                   12                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          594,306,979          277,369,901          313,000,102        1,135,038,400
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                  118                   86                   83
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    7                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  156                  118                   93                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       594,157,164  $       277,126,706  $       312,948,091  $     1,135,008,126
   Net assets from contracts in payout....              149,659              243,077               51,918               30,191
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        18,754,486  $       138,105,194
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   18                    5
                                            -------------------  -------------------
       Total Assets.......................           18,754,504          138,105,199
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                   69
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  178                   69
                                            -------------------  -------------------

NET ASSETS................................  $        18,754,326  $       138,105,130
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,741,970  $       138,086,963
   Net assets from contracts in payout....               12,356               18,167
                                            -------------------  -------------------
       Total Net Assets...................  $        18,754,326  $       138,105,130
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI
                                                  METLIFE           BHFTI MFS(R)            BHFTI                BHFTI
                                                MULTI-INDEX           RESEARCH         MORGAN STANLEY         OPPENHEIMER
                                               TARGETED RISK        INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      878,288,178  $       217,709,318  $       222,695,942  $       49,943,043
   Accrued dividends......................                  --                   --                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                    6                  17
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         878,288,178          217,709,323          222,695,948          49,943,060
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 106                  149                   93                  72
   Due to Brighthouse Life Insurance
     Company..............................                   8                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 114                  149                   93                  72
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      878,286,501  $       217,579,960  $       222,633,274  $       49,942,988
   Net assets from contracts in payout....               1,563              129,214               62,581                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================

                                                   BHFTI                                                         BHFTI
                                                 PANAGORA               BHFTI               BHFTI              SCHRODERS
                                                  GLOBAL           PIMCO INFLATION          PIMCO               GLOBAL
                                             DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN          MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       117,135,813  $      557,952,714  $     1,331,823,949  $       867,708,363
   Accrued dividends......................                   --                  --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          117,135,813         557,952,714        1,331,823,949          867,708,363
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   84                  90                   68                   56
   Due to Brighthouse Life Insurance
     Company..............................                    2                   6                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   86                  96                   75                   56
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       117,105,049  $      557,728,686  $     1,331,372,632  $       867,636,827
   Net assets from contracts in payout....               30,678             223,932              451,242               71,480
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================


                                                BHFTI SSGA
                                                GROWTH AND           BHFTI SSGA
                                                INCOME ETF           GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $    1,115,176,805  $       392,931,084
   Accrued dividends......................                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   4                    5
                                            ------------------  -------------------
       Total Assets.......................       1,115,176,809          392,931,089
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  66                   65
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  66                   65
                                            ------------------  -------------------

NET ASSETS................................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $    1,114,827,630  $       392,489,817
   Net assets from contracts in payout....             349,113              441,207
                                            ------------------  -------------------
       Total Net Assets...................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                 CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       635,360,960  $       425,595,969  $           306,023  $       201,225,994
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   76                    4                   --                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          635,361,036          425,595,973              306,023          201,226,012
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                   42                   72                  111
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    5                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  102                   42                   77                  111
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       634,828,186  $       425,375,891  $           305,946  $       201,103,312
   Net assets from contracts in payout....              532,748              220,040                   --              122,589
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================

                                                    BHFTI           BHFTII BAILLIE                               BHFTII
                                                WELLS CAPITAL           GIFFORD             BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL         BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK            BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       111,542,566  $       196,377,814  $        74,443,423  $        26,500,851
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    9                    1                   34                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          111,542,575          196,377,815           74,443,457           26,500,869
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  102                  123                  210
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   98                  102                  123                  210
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       111,481,445  $       196,329,275  $        74,385,984  $        26,491,677
   Net assets from contracts in payout....               61,032               48,438               57,350                8,982
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================

                                                  BHFTII               BHFTII
                                                 BLACKROCK           BRIGHTHOUSE
                                                ULTRA-SHORT             ASSET
                                                 TERM BOND          ALLOCATION 20
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       290,964,274  $       104,881,181
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   86                   --
                                            -------------------  -------------------
       Total Assets.......................          290,964,360          104,881,181
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  234                   54
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  234                   56
                                            -------------------  -------------------

NET ASSETS................................  $       290,964,126  $       104,881,125
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       290,853,245  $       104,881,125
   Net assets from contracts in payout....              110,881                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       290,964,126  $       104,881,125
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/
                                                  ASSET                ASSET                ASSET                ARTISAN
                                              ALLOCATION 40        ALLOCATION 60        ALLOCATION 80         MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,095,758,895  $      5,413,952,242  $     4,888,889,937  $       154,625,816
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                     3                   16                  216
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        3,095,758,896         5,413,952,245        4,888,889,953          154,626,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    70                   16                   60
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   43                    70                   16                   60
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,091,743,896  $      5,410,216,031  $     4,886,284,824  $       154,399,935
   Net assets from contracts in payout..            4,014,957             3,736,144            2,605,113              226,037
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                               DIMENSIONAL          WELLINGTON             BHFTII
                                              INTERNATIONAL         CORE EQUITY           FRONTIER               BHFTII
                                              SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,865,088  $        689,411,923  $        59,173,657  $       453,769,177
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    7                    43                   11                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           57,865,095           689,411,966           59,173,668          453,769,184
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  118                   155                   53                  119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  118                   155                   53                  119
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,864,977  $        688,919,398  $        59,139,626  $       453,154,471
   Net assets from contracts in payout..                   --               492,413               33,989              614,594
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES
                                                SMALL CAP            SMALL CAP
                                                  CORE                GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,183,903  $           299,916
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    64                    1
                                          --------------------  -------------------
       Total Assets.....................            12,183,967              299,917
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   120                   44
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   120                   44
                                          --------------------  -------------------

NET ASSETS..............................  $         12,183,847  $           299,873
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,183,847  $           299,873
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,183,847  $           299,873
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                  BHFTII
                                                  METLIFE
                                                 AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $       294,247,445  $       136,815,808  $       104,406,803   $       134,269,599
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   16                    2                    12
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................          294,247,445          136,815,824          104,406,805           134,269,611
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   73                   77                   50                    63
   Due to Brighthouse Life Insurance
     Company..............................                    7                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   80                   77                   50                    63
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       294,231,461  $       136,815,747  $       104,406,755   $       134,269,548
   Net assets from contracts in payout....               15,904                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================



                                              BHFTII METLIFE           BHFTII               BHFTII          BHFTII NEUBERGER
                                                STOCK INDEX      MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       561,844,875  $        35,831,869  $       247,115,910  $       109,306,566
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   31                   58                   11                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          561,844,906           35,831,927          247,115,921          109,306,584
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                  137                  161                  131
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   90                  137                  161                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       561,649,487  $        35,808,807  $       247,000,336  $       109,088,972
   Net assets from contracts in payout....              195,329               22,983              115,424              217,481
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================


                                                   BHFTII               BHFTII
                                                T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       259,939,749  $        12,116,979
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   12                   10
                                            -------------------  -------------------
       Total Assets.......................          259,939,761           12,116,989
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   68                  113
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   68                  113
                                            -------------------  -------------------

NET ASSETS................................  $       259,939,693  $        12,116,876
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       259,868,396  $        12,116,876
   Net assets from contracts in payout....               71,297                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       259,939,693  $        12,116,876
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                  BHFTII WESTERN
                                             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                            GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                               RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $        59,956,304  $        937,918,163  $        226,871,574    $         6,984,075
   Accrued dividends....................                   --                    --                    --                     --
   Due from Brighthouse Life Insurance
     Company............................                    6                     9                    --                      3
                                          -------------------  --------------------  --------------------  ----------------------
        Total Assets....................           59,956,310           937,918,172           226,871,574              6,984,078
                                          -------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                   62                   252                   145                     72
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     9                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                   62                   252                   154                     72
                                          -------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,956,248  $        937,549,771  $        226,738,229    $         6,984,006
   Net assets from contracts in payout..                   --               368,149               133,191                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================


                                                                     FEDERATED
                                             DWS CROCI(R)           HIGH INCOME            FEDERATED          FIDELITY(R) VIP
                                           INTERNATIONAL VIP           BOND                 KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,594,331  $              1,924  $             60,277  $        59,276,324
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            9,594,331                 1,924                60,277           59,276,324
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                     8                    --                    8
   Due to Brighthouse Life Insurance
     Company............................                    3                     1                     1                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   11                     9                     1                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,594,320  $              1,915  $             60,276  $        59,276,315
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        516,822,770  $         3,905,061
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    16                   --
                                          --------------------  -------------------
        Total Assets....................           516,822,786            3,905,061
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    54                   --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                    54                    1
                                          --------------------  -------------------

NET ASSETS..............................  $        516,822,732  $         3,905,060
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,785,835  $         3,905,060
   Net assets from contracts in payout..                36,897                   --
                                          --------------------  -------------------
        Total Net Assets................  $        516,822,732  $         3,905,060
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        FIDELITY(R) VIP
                                             FIDELITY(R) VIP      FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,795,963,058  $     2,146,738,124  $         17,486,567  $        160,226,250
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................         3,795,963,058        2,146,738,124            17,486,567           160,226,256
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                   --                    11                    --
   Due to Brighthouse Life Insurance
     Company............................                     5                    4                     4                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                    4                    15                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================


                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         55,902,970  $        336,722,705  $         3,608,968  $       218,572,362
   Accrued dividends....................                    --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    10                    10                   --                    4
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            55,902,980           336,722,715            3,608,968          218,572,366
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    26                    1                   36
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    2                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     8                    26                    3                   36
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         55,902,972  $        336,681,375  $         3,608,965  $       218,500,152
   Net assets from contracts in payout..                    --                41,314                   --               72,178
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        105,943,409  $        104,045,297
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     1
                                          --------------------  --------------------
        Total Assets....................           105,943,413           104,045,298
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                     4
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    29                     4
                                          --------------------  --------------------

NET ASSETS..............................  $        105,943,384  $        104,045,294
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,933,892  $        104,045,294
   Net assets from contracts in payout..                 9,492                    --
                                          --------------------  --------------------
        Total Net Assets................  $        105,943,384  $        104,045,294
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP         GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,848,769  $        196,643,951  $              2,269  $            110,134
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,848,771           196,643,951                 2,269               110,134
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    53                     3                    15                     7
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    53                     4                    31                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,814,296  $        196,624,261  $              2,238  $            110,127
   Net assets from contracts in payout..                34,422                19,686                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================


                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                            EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        560,935,809  $                952  $        217,298,683  $            269,361
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     2                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           560,935,811                   954           217,298,686               269,361
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                    10                    24                    21
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                    10                    24                    22
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        560,889,831  $                944  $        217,272,064  $            269,339
   Net assets from contracts in payout..                45,945                    --                26,598                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        274,064,394  $        393,172,213
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    17                    11
                                          --------------------  --------------------
        Total Assets....................           274,064,411           393,172,224
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   114                    81
                                          --------------------  --------------------

NET ASSETS..............................  $        274,064,297  $        393,172,143
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        274,039,188  $        393,106,968
   Net assets from contracts in payout..                25,109                65,175
                                          --------------------  --------------------
        Total Net Assets................  $        274,064,297  $        393,172,143
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $       193,406,544   $         2,215,581   $         5,902,457   $       104,196,843
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     2                     5                     7                     8
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................           193,406,546             2,215,586             5,902,464           104,196,851
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    47                    52                    48                    54
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    47                    52                    48                    54
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       193,315,062   $         2,212,616   $         5,902,416   $       104,183,900
   Net assets from contracts in payout....                91,437                 2,918                    --                12,897
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================

                                                                                                               LMPVIT WESTERN
                                                   LMPVET                                     LMPVET           ASSET VARIABLE
                                                 QS VARIABLE             LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        33,045,056   $        71,918,097  $           547,305  $        80,253,068
   Accrued dividends......................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                     1                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,045,057            71,918,098              547,305           80,253,068
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    4                    22                   11                   36
   Due to Brighthouse Life Insurance
     Company..............................                   --                    --                   --                    6
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    4                    22                   11                   42
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,045,053   $        71,829,880  $           547,294  $        80,237,073
   Net assets from contracts in payout....                   --                88,196                   --               15,953
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================



                                                 MFS(R) VIT           MFS(R) VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             2,655  $             7,949
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                2,655                7,949
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                    1
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                    7                    2
                                            -------------------  -------------------

NET ASSETS................................  $             2,648  $             7,947
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             2,648  $             7,947
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             2,648  $             7,947
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                   MORGAN STANLEY                              OPPENHEIMER
                                                MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN         VA GLOBAL
                                                 RESEARCH          INFRASTRUCTURE           GENESIS        MULTI-ALTERNATIVES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            19,276  $           462,129  $            5,094  $           228,850
   Accrued dividends......................                   --                   --                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................               19,276              462,129               5,094              228,850
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   --                   11                   3                   10
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   2                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    2                   11                   5                   10
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            19,274  $           462,118  $            5,089  $           228,840
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================

                                                                                                                PIMCO VIT
                                                OPPENHEIMER          OPPENHEIMER                                COMMODITY
                                               VA GOVERNMENT       VA MAIN STREET         OPPENHEIMER         REALRETURN(R)
                                                   MONEY              SMALL CAP         VA MAIN STREET          STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            3,078  $        88,702,364  $            13,008  $           375,098
   Accrued dividends......................                   1                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................               3,079           88,702,369               13,008              375,098
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   8                   18                    9                    9
   Due to Brighthouse Life Insurance
     Company..............................                   2                   --                    1                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  10                   18                   10                    9
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            3,069  $        88,685,369  $            12,998  $           375,089
   Net assets from contracts in payout....                  --               16,982                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================


                                                                      PIMCO VIT
                                                 PIMCO VIT        EMERGING MARKETS
                                               DYNAMIC BOND             BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $           546,934  $          827,047
   Accrued dividends......................                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................              546,934             827,047
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   --                  30
   Due to Brighthouse Life Insurance
     Company..............................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                    2                  32
                                            -------------------  ------------------

NET ASSETS................................  $           546,932  $          827,015
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           546,932  $          827,015
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $           546,932  $          827,015
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,851,007  $            211,129  $            179,933  $          7,200,179
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     8                     4                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            50,851,015               211,133               179,949             7,200,179
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    38                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    38                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,850,983  $            211,095  $            179,949  $          7,200,178
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            445,246  $            167,483
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   499                    --
                                          --------------------  --------------------
        Total Assets....................               445,745               167,483
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    38
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            445,745  $            167,444
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            445,745  $            164,625
   Net assets from contracts in payout..                    --                 2,819
                                          --------------------  --------------------
        Total Net Assets................  $            445,745  $            167,444
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL
                                                   GROWTH                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         3,053,902  $          1,979,635  $            90,386
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              783,531            1,445,540             3,660,677            1,311,333
      Administrative charges...............                   --              322,183               757,454              246,040
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              783,531            1,767,723             4,418,131            1,557,373
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (783,531)            1,286,179           (2,438,496)          (1,466,987)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,168,586              181,089            20,894,933            5,181,209
      Realized gains (losses) on sale of
        investments........................              337,950            (533,033)             8,789,205            3,179,077
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,506,536            (351,944)            29,684,138            8,360,286
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,172,784)          (3,825,721)          (56,558,465)         (19,185,609)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,333,752          (4,177,665)          (26,874,327)         (10,825,323)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           550,221  $       (2,891,486)  $       (29,312,823)  $      (12,292,310)
                                             ===================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                                                                               AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BALANCED
                                                    GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,136,175  $         5,405,121  $        50,597,992  $        47,748,548
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             9,316,153            4,977,640           34,927,665           41,900,314
      Administrative charges...............             1,834,660              899,379            7,630,331            8,218,562
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            11,150,813            5,877,019           42,557,996           50,118,876
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (8,014,638)            (471,898)            8,039,996          (2,370,328)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            76,347,840           27,096,811           12,273,770          173,853,689
      Realized gains (losses) on sale of
        investments........................            39,327,919           13,546,937           51,890,771           38,466,047
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           115,675,759           40,643,748           64,164,541          212,319,736
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (108,258,017)         (49,812,895)        (326,527,157)        (388,736,388)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,417,742          (9,169,147)        (262,362,616)        (176,416,652)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (596,896)  $       (9,641,045)  $     (254,322,620)  $     (178,786,980)
                                             ====================  ===================  ===================  ===================


                                                     BHFTI               BHFTI
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION        GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,354,851  $         2,973,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           25,619,045            9,692,086
      Administrative charges...............            4,863,489            1,901,000
                                             -------------------  -------------------
        Total expenses.....................           30,482,534           11,593,086
                                             -------------------  -------------------
          Net investment income (loss).....          (7,127,683)          (8,619,346)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          111,769,642          106,548,475
      Realized gains (losses) on sale of
        investments........................           25,872,062           14,547,738
                                             -------------------  -------------------
          Net realized gains (losses)......          137,641,704          121,096,213
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (262,020,895)        (124,294,726)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (124,379,191)          (3,198,513)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (131,506,874)  $      (11,817,859)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTI               BHFTI AQR              BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL          BLACKROCK
                                             MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        26,615,399  $          8,475,156  $        69,096,914  $         11,422,310
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           19,545,171            25,386,946           55,597,573             3,015,564
      Administrative charges...............            3,868,766             5,542,445           12,143,000               579,278
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           23,413,937            30,929,391           67,740,573             3,594,842
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            3,201,462          (22,454,235)            1,356,341             7,827,468
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           74,282,525           205,098,771          345,942,167                    --
      Realized gains (losses) on sale of
        investments........................           11,611,583          (51,012,888)           13,800,972           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           85,894,108           154,085,883          359,743,139           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (161,087,562)         (301,513,104)        (767,714,106)          (16,824,328)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (75,193,454)         (147,427,221)        (407,970,967)          (18,118,766)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (71,991,992)  $      (169,881,456)  $     (406,614,626)  $       (10,291,298)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                                                            BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI             BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,008,386  $       127,665,889  $          2,513,735  $        10,089,302
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,984,160           88,018,744             3,275,107            4,989,688
      Administrative charges...............             1,473,376           19,202,958               591,037              972,822
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,457,536          107,221,702             3,866,144            5,962,510
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (3,449,150)           20,444,187           (1,352,409)            4,126,792
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,270,563          655,916,070            13,136,861                   --
      Realized gains (losses) on sale of
        investments........................            13,240,683           30,178,651             5,309,718            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            34,511,246          686,094,721            18,446,579            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (94,794,873)      (1,370,558,908)          (54,706,228)         (71,732,414)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (60,283,627)        (684,464,187)          (36,259,649)         (68,084,630)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (63,732,777)  $     (664,020,000)  $       (37,612,058)  $      (63,957,838)
                                             ====================  ===================  ====================  ===================

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                   ARTISAN             EATON VANCE
                                                INTERNATIONAL         FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,154  $         2,375,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,953              909,550
      Administrative charges...............                  771              171,941
                                             -------------------  -------------------
        Total expenses.....................                3,724            1,081,491
                                             -------------------  -------------------
           Net investment income (loss)....                  430            1,294,171
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,098             (25,963)
                                             -------------------  -------------------
           Net realized gains (losses).....                2,098             (25,963)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,515)          (2,516,203)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (40,417)          (2,542,166)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,987)  $       (1,247,995)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON            WELLINGTON          BHFTI CLARION
                                                   DURATION           INTERNATIONAL           LARGE CAP             GLOBAL
                                                 TOTAL RETURN             BOND                RESEARCH            REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,608,019  $                --  $            139,925  $        14,759,846
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,916,133              453,223               227,839            3,147,128
      Administrative charges...............               366,115               90,246                39,734              622,017
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,282,248              543,469               267,573            3,769,145
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               325,771            (543,469)             (127,648)           10,990,701
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             1,850,415                   --
      Realized gains (losses) on sale of
        investments........................             (883,368)            (785,527)               579,816              153,417
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (883,368)            (785,527)             2,430,231              153,417
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,087,840)            1,155,692           (3,419,013)         (36,679,711)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,971,208)              370,165             (988,782)         (36,526,294)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,645,437)  $         (173,304)  $        (1,116,430)  $      (25,535,593)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTI FIDELITY
                                                    BHFTI             INSTITUTIONAL
                                                 CLEARBRIDGE       ASSET MANAGEMENT(R)         BHFTI             BHFTI INVESCO
                                                 AGGRESSIVE            GOVERNMENT         HARRIS OAKMARK         BALANCED-RISK
                                                   GROWTH                INCOME            INTERNATIONAL          ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,604,986  $        14,831,292   $        10,437,626  $        11,545,498
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,042,533            6,018,692             8,139,193           11,099,180
      Administrative charges...............            1,125,099            1,331,899             1,529,740            2,455,966
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,167,632            7,350,591             9,668,933           13,555,146
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (4,562,646)            7,480,701               768,693          (2,009,648)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           21,026,071                   --            25,106,042           77,491,815
      Realized gains (losses) on sale of
        investments........................           37,250,879          (4,246,293)             4,683,027          (6,636,953)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           58,276,950          (4,246,293)            29,789,069           70,854,862
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (83,760,460)         (12,308,508)         (196,507,060)        (145,711,399)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,483,510)         (16,554,801)         (166,717,991)         (74,856,537)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (30,046,156)  $       (9,074,100)   $     (165,949,298)  $      (76,866,185)
                                             ===================  ====================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,517,747  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,660,804            4,302,889
      Administrative charges...............             1,802,984              819,460
                                             --------------------  -------------------
        Total expenses.....................            10,463,788            5,122,349
                                             --------------------  -------------------
           Net investment income (loss)....           (5,946,041)          (5,122,349)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            54,080,085           42,945,866
      Realized gains (losses) on sale of
        investments........................            24,002,948            2,122,656
                                             --------------------  -------------------
           Net realized gains (losses).....            78,083,033           45,068,522
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (162,972,006)         (70,770,383)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (84,888,973)         (25,701,861)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (90,835,014)  $      (30,824,210)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                          BHFTI                BHFTI
                                                     BHFTI              JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,158,373  $        19,738,377  $           307,961  $         2,804,999
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,297,813           13,593,554              347,585            1,989,091
      Administrative charges...............              833,400            3,032,482               58,674              381,936
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,131,213           16,626,036              406,259            2,371,027
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,027,160            3,112,341             (98,298)              433,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           66,316,770            1,377,403            9,660,745
      Realized gains (losses) on sale of
        investments........................          (2,143,941)            2,451,997              520,617            5,392,294
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (2,143,941)           68,768,767            1,898,020           15,053,039
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,403,285)        (176,576,936)          (5,084,957)         (25,413,434)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,547,226)        (107,808,169)          (3,186,937)         (10,360,395)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,520,066)  $     (104,695,828)  $       (3,285,235)  $       (9,926,423)
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE          BHFTI MFS(R)             BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       16,609,507  $        5,089,120  $                --  $           609,684
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          10,171,770           3,451,615            3,055,898              732,242
      Administrative charges...............           2,319,888             624,134              629,196              153,687
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................          12,491,658           4,075,749            3,685,094              885,929
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           4,117,849           1,013,371          (3,685,094)            (276,245)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          61,462,495                  --           48,467,957            5,773,241
      Realized gains (losses) on sale of
        investments........................           2,787,968           3,869,459           24,492,454            3,008,655
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          64,250,463           3,869,459           72,960,411            8,781,896
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (149,317,791)        (44,456,699)         (44,253,416)         (16,700,241)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (85,067,328)        (40,587,240)           28,706,995          (7,918,345)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (80,949,479)  $     (39,573,869)  $        25,021,901  $       (8,194,590)
                                             ==================  ==================  ===================  ===================

                                                     BHFTI
                                                   PANAGORA               BHFTI
                                                    GLOBAL           PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,604,366
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,569,307            8,075,366
      Administrative charges...............              340,455            1,520,639
                                             -------------------  -------------------
        Total expenses.....................            1,909,762            9,596,005
                                             -------------------  -------------------
          Net investment income (loss).....          (1,909,762)                8,361
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,155,434                   --
      Realized gains (losses) on sale of
        investments........................              192,602          (8,730,078)
                                             -------------------  -------------------
          Net realized gains (losses)......           10,348,036          (8,730,078)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,920,173)         (15,750,336)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,572,137)         (24,480,414)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,481,899)  $      (24,472,053)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        BHFTI
                                                    BHFTI             SCHRODERS          BHFTI SSGA
                                                    PIMCO              GLOBAL            GROWTH AND          BHFTI SSGA
                                                TOTAL RETURN         MULTI-ASSET         INCOME ETF          GROWTH ETF
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       19,299,299  $       14,805,940  $       29,275,963  $        9,298,310
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          18,688,910          10,018,878          15,816,334           5,948,202
      Administrative charges...............           3,487,095           2,185,680           3,169,675           1,154,938
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................          22,176,005          12,204,558          18,986,009           7,103,140
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....         (2,876,706)           2,601,382          10,289,954           2,195,170
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          49,747,957          55,899,748          26,273,131
      Realized gains (losses) on sale of
        investments........................         (9,864,205)           3,794,040          12,644,175           9,537,970
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......         (9,864,205)          53,541,997          68,543,923          35,811,101
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (14,647,929)       (146,584,465)       (175,633,547)        (82,579,909)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (24,512,134)        (93,042,468)       (107,089,624)        (46,768,808)
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (27,388,840)  $     (90,441,086)  $     (96,799,670)  $     (44,573,638)
                                             ==================  ==================  ==================  ==================


                                                 BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                  PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                   CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,612,551  $                --  $             7,477  $         1,416,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,784,169            6,555,409                3,609            3,165,699
      Administrative charges...............            1,437,604            1,238,273                  753              620,229
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,221,773            7,793,682                4,362            3,785,928
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,390,778          (7,793,682)                3,115          (2,369,206)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,876,949           70,252,702                   --           45,235,688
      Realized gains (losses) on sale of
        investments........................           13,983,911           10,808,523              (1,609)            3,911,288
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           83,860,860           81,061,225              (1,609)           49,146,976
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (160,474,054)         (86,334,850)              (6,630)         (71,450,699)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (76,613,194)          (5,273,625)              (8,239)         (22,303,723)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (74,222,416)  $      (13,067,307)  $           (5,124)  $      (24,672,929)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI           BHFTII BAILLIE
                                                 WELLS CAPITAL           GIFFORD
                                                  MANAGEMENT          INTERNATIONAL
                                                 MID CAP VALUE            STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,182,078  $         2,128,134
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,682,260            3,011,515
      Administrative charges...............              314,533              584,497
                                             -------------------  -------------------
        Total expenses.....................            1,996,793            3,596,012
                                             -------------------  -------------------
          Net investment income (loss).....            (814,715)          (1,467,878)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,559,895                   --
      Realized gains (losses) on sale of
        investments........................          (1,718,052)            7,060,425
                                             -------------------  -------------------
          Net realized gains (losses)......            8,841,843            7,060,425
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (27,509,855)         (49,728,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (18,668,012)         (42,667,588)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,482,727)  $      (44,135,466)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII              BLACKROCK             BLACKROCK           BRIGHTHOUSE
                                                   BLACKROCK             CAPITAL             ULTRA-SHORT             ASSET
                                                  BOND INCOME         APPRECIATION            TERM BOND          ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,271,051  $            19,218  $         2,135,251  $          2,152,368
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               949,151              282,927            3,719,387             1,304,547
      Administrative charges...............               163,857               47,169              703,021               250,701
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,113,008              330,096            4,422,408             1,555,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,158,043            (310,878)          (2,287,157)               597,120
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,429,865               16,580             1,269,345
      Realized gains (losses) on sale of
        investments........................             (316,573)              995,468              642,886             (632,429)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (316,573)            3,425,333              659,466               636,916
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,334,812)          (4,328,210)            1,557,185           (5,440,948)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,651,385)            (902,877)            2,216,651           (4,804,032)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,493,342)  $       (1,213,755)  $          (70,506)  $        (4,206,912)
                                             ====================  ===================  ===================  ====================


                                                    BHFTII               BHFTII                BHFTII              BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/
                                                     ASSET                ASSET                 ASSET              ARTISAN
                                                 ALLOCATION 40        ALLOCATION 60         ALLOCATION 80       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         69,494,899  $       101,464,844  $        74,668,696  $           752,626
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            46,327,201           82,131,942           77,972,242            2,603,810
      Administrative charges...............             8,758,815           15,542,484           14,344,515              448,072
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            55,086,016           97,674,426           92,316,757            3,051,882
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            14,408,883            3,790,418         (17,648,061)          (2,299,256)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           105,133,308          236,261,135          254,515,877           10,451,960
      Realized gains (losses) on sale of
        investments........................          (23,360,975)         (20,766,349)            5,263,838            3,748,078
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            81,772,333          215,494,786          259,779,715           14,200,038
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (294,921,005)        (667,253,153)        (759,581,911)         (38,603,934)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (213,148,672)        (451,758,367)        (499,802,196)         (24,403,896)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (198,739,789)  $     (447,967,949)  $     (517,450,257)  $      (26,703,152)
                                             ====================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  DIMENSIONAL          WELLINGTON
                                                 INTERNATIONAL         CORE EQUITY
                                                 SMALL COMPANY        OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,718,412  $         13,167,521
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              913,690            10,125,546
      Administrative charges...............              171,926             1,961,205
                                             -------------------  --------------------
        Total expenses.....................            1,085,616            12,086,751
                                             -------------------  --------------------
           Net investment income (loss)....              632,796             1,080,770
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,836,839            42,720,154
      Realized gains (losses) on sale of
        investments........................              283,175            15,517,186
                                             -------------------  --------------------
           Net realized gains (losses).....            5,120,014            58,237,340
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,675,154)          (66,761,339)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,555,140)           (8,523,999)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (15,922,344)  $        (7,443,229)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTII               BHFTII
                                                   BHFTII                                  LOOMIS SAYLES        LOOMIS SAYLES
                                                  FRONTIER              BHFTII               SMALL CAP            SMALL CAP
                                               MID CAP GROWTH       JENNISON GROWTH            CORE                GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           618,895  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              936,580            7,012,063              215,975                3,051
      Administrative charges...............              174,024            1,277,882               36,174                  763
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,110,604            8,289,945              252,149                3,814
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,110,604)          (7,671,050)            (252,149)              (3,814)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,379,062           77,144,539            1,532,161               47,828
      Realized gains (losses) on sale of
        investments........................            1,467,297           18,496,044              185,799                9,031
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,846,359           95,640,583            1,717,960               56,859
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,105,567)         (90,743,540)          (3,235,985)             (50,854)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,259,208)            4,897,043          (1,518,025)                6,005
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,369,812)  $       (2,774,007)  $       (1,770,174)  $             2,191
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                   METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                                 BOND INDEX        MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         8,464,228  $         1,688,335   $         3,301,317   $         1,362,852
                                             -------------------  --------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,587,612            2,103,671             1,503,673             2,032,216
      Administrative charges...............              731,265              313,946               252,075               347,234
                                             -------------------  --------------------  -------------------  ---------------------
        Total expenses.....................            4,318,877            2,417,617             1,755,748             2,379,450
                                             -------------------  --------------------  -------------------  ---------------------
          Net investment income (loss).....            4,145,351            (729,282)             1,545,569           (1,016,598)
                                             -------------------  --------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,477,294                    --            10,610,858
      Realized gains (losses) on sale of
        investments........................          (2,275,005)            4,071,598             1,420,914             4,464,218
                                             -------------------  --------------------  -------------------  ---------------------
          Net realized gains (losses)......          (2,275,005)           17,548,892             1,420,914            15,075,076
                                             -------------------  --------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,007,320)         (36,439,302)          (21,678,671)          (32,956,301)
                                             -------------------  --------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,282,325)         (18,890,410)          (20,257,757)          (17,881,225)
                                             -------------------  --------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,136,974)  $      (19,619,692)   $      (18,712,188)   $      (18,897,823)
                                             ===================  ====================  ===================  =====================



                                               BHFTII METLIFE           BHFTII
                                                 STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,120,353  $           866,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,255,390              545,510
      Administrative charges...............            1,374,364               80,157
                                             -------------------  -------------------
        Total expenses.....................            9,629,754              625,667
                                             -------------------  -------------------
          Net investment income (loss).....              490,599              240,474
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           35,867,740            2,480,391
      Realized gains (losses) on sale of
        investments........................           28,482,043              505,547
                                             -------------------  -------------------
          Net realized gains (losses)......           64,349,783            2,985,938
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (101,504,078)          (6,093,267)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (37,154,295)          (3,107,329)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (36,663,696)  $       (2,866,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               BHFTII               BHFTII
                                                    BHFTII          BHFTII NEUBERGER        T. ROWE PRICE        T. ROWE PRICE
                                                 MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,757,789  $           157,241  $            589,386  $             7,920
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,803,597            1,789,368             3,731,215              189,541
      Administrative charges...............               690,154              298,721               685,588               19,517
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,493,751            2,088,089             4,416,803              209,058
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (735,962)          (1,930,848)           (3,827,417)            (201,138)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            18,134,215           16,150,766            51,369,051            1,266,354
      Realized gains (losses) on sale of
        investments........................             2,024,467            6,338,612             3,230,598              432,876
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            20,158,682           22,489,378            54,599,649            1,699,230
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (51,764,838)         (29,833,570)          (58,693,758)          (2,519,895)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (31,606,156)          (7,344,192)           (4,094,109)            (820,665)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (32,342,118)  $       (9,275,040)  $        (7,921,526)  $       (1,021,803)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTII WESTERN
                                                BHFTII VANECK       ASSET MANAGEMENT      BHFTII WESTERN
                                               GLOBAL NATURAL        STRATEGIC BOND      ASSET MANAGEMENT           BLACKROCK
                                                  RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         53,732,502  $         4,811,245   $             62,764
                                             -------------------  --------------------  -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              971,964            12,000,244            2,779,359                 46,864
      Administrative charges...............              190,591             2,522,539              583,687                 10,003
                                             -------------------  --------------------  -------------------  ----------------------
        Total expenses.....................            1,162,555            14,522,783            3,363,046                 56,867
                                             -------------------  --------------------  -------------------  ----------------------
           Net investment income (loss)....          (1,162,555)            39,209,719            1,448,199                  5,897
                                             -------------------  --------------------  -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                305,269
      Realized gains (losses) on sale of
        investments........................          (1,433,525)               428,365          (1,703,074)                  5,587
                                             -------------------  --------------------  -------------------  ----------------------
           Net realized gains (losses).....          (1,433,525)               428,365          (1,703,074)                310,856
                                             -------------------  --------------------  -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,400,844)          (94,399,767)          (1,693,598)              (851,294)
                                             -------------------  --------------------  -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (22,834,369)          (93,971,402)          (3,396,672)              (540,438)
                                             -------------------  --------------------  -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,996,924)  $       (54,761,683)  $       (1,948,473)   $          (534,541)
                                             ===================  ====================  ===================  ======================


                                                                        FEDERATED
                                                DWS CROCI(R)           HIGH INCOME
                                              INTERNATIONAL VIP           BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           121,198  $               158
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              155,556                   27
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................              155,556                   27
                                             -------------------  -------------------
           Net investment income (loss)....             (34,358)                  131
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (434,350)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....            (434,350)                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,344,486)                (220)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,778,836)                (222)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,813,194)  $              (91)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    FEDERATED          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                     KAUFMAN            ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,089,665  $          3,662,652  $             99,085
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   918               917,766             7,375,311                63,227
      Administrative charges................                    --                    --               945,400                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   918               917,766             8,320,711                63,227
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (918)               171,899           (4,658,059)                35,858
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 4,453             2,251,920            53,633,510               215,685
      Realized gains (losses) on sale of
        investments.........................                   280             (254,318)            21,372,854                15,340
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,733             1,997,602            75,006,364               231,025
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,396)           (6,425,359)         (111,391,708)             (692,539)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,337           (4,427,757)          (36,385,344)             (461,514)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              1,419  $        (4,255,858)  $       (41,043,403)  $          (425,656)
                                              ====================  ====================  ====================  ====================

                                                                                             FIDELITY(R) VIP
                                                 FIDELITY(R) VIP       FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         58,530,616  $         29,370,024  $            282,499  $            439,442
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            87,101,171            50,556,176               232,924             2,482,341
      Administrative charges................                    --                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            87,101,171            50,556,176               232,924             2,482,341
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (28,570,555)          (21,186,152)                49,575           (2,042,899)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           339,708,559           307,655,468                    --            25,351,293
      Realized gains (losses) on sale of
        investments.........................            48,153,080            53,476,583                    --             6,761,570
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           387,861,639           361,132,051                    --            32,112,863
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (653,490,971)         (535,553,464)                     3          (31,265,399)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         (265,629,332)         (174,421,413)                     3               847,464
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (294,199,887)  $      (195,607,565)  $             49,578  $        (1,195,435)
                                              ====================  ====================  ====================  ====================


                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                    INDEX 500              MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,166,723  $          1,664,924
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               871,854             4,738,266
      Administrative charges................                    --             1,045,143
                                              --------------------  --------------------
        Total expenses......................               871,854             5,783,409
                                              --------------------  --------------------
           Net investment income (loss).....               294,869           (4,118,485)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               311,079            37,667,751
      Realized gains (losses) on sale of
        investments.........................             4,000,889             8,774,357
                                              --------------------  --------------------
           Net realized gains (losses)......             4,311,968            46,442,108
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (7,834,778)         (104,511,568)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,522,810)          (58,069,460)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,227,941)  $       (62,187,945)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                FIDELITY(R) VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                   OVERSEAS              INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,517  $         11,860,042  $          2,959,440  $          1,104,169
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                53,284             2,750,590             1,434,687             1,385,222
      Administrative charges................                    --               613,236               315,781               309,728
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                53,284             3,363,826             1,750,468             1,694,950
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                12,233             8,496,216             1,208,972             (590,781)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,608,211            18,804,312
      Realized gains (losses) on sale of
        investments.........................                72,873             1,428,156             1,905,875             1,017,188
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                72,873             1,428,156             6,514,086            19,821,500
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (770,959)          (22,969,206)          (19,962,133)          (36,050,020)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (698,086)          (21,541,050)          (13,448,047)          (16,228,520)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (685,853)  $       (13,044,834)  $       (12,239,075)  $       (16,819,301)
                                              ====================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON       FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                                  FOREIGN VIP          GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,747,248  $                 --  $                 --  $              1,133
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,038,254             2,277,625                   191                 1,779
      Administrative charges................               167,075               513,901                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,205,329             2,791,526                   191                 1,779
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               541,919           (2,791,526)                 (191)                 (646)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                   987                 8,115
      Realized gains (losses) on sale of
        investments.........................                37,325           (1,691,871)                   757                 5,791
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                37,325           (1,691,871)                 1,744                13,906
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (12,421,982)             5,722,312               (1,652)              (26,464)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (12,384,657)             4,030,441                    92              (12,558)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (11,842,738)  $          1,238,915  $               (99)  $           (13,204)
                                              ====================  ====================  ====================  ====================

                                                  INVESCO V.I.          INVESCO V.I.
                                                EQUITY AND INCOME     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,793,413  $                 23
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,404,053                    14
      Administrative charges................             1,606,100                    --
                                              --------------------  --------------------
        Total expenses......................             9,010,153                    14
                                              --------------------  --------------------
           Net investment income (loss).....             3,783,260                     9
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,424,533                   103
      Realized gains (losses) on sale of
        investments.........................            12,170,091                     6
                                              --------------------  --------------------
           Net realized gains (losses)......            40,594,624                   109
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (114,250,594)                 (277)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (73,655,970)                 (168)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (69,872,710)  $              (159)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH        STRATEGY          AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,517,051   $              5,507   $         1,868,025  $         5,376,613
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,800,553                  3,195             3,787,383            5,103,514
      Administrative charges...............              623,815                    798               785,080            1,084,147
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            3,424,368                  3,993             4,572,463            6,187,661
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            1,092,683                  1,514           (2,704,438)            (811,048)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,771,703                 11,955            20,065,495           18,266,283
      Realized gains (losses) on sale of
        investments........................            4,627,236                  2,133            10,845,838           25,930,402
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            6,398,939                 14,088            30,911,333           44,196,685
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (50,284,813)               (34,262)          (56,688,564)         (54,650,170)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (43,885,874)               (20,174)          (25,777,231)         (10,453,485)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (42,793,191)   $           (18,660)   $      (28,481,669)  $      (11,264,533)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,962,678  $              7,464   $           101,267  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,487,926                45,598               102,552            1,424,407
      Administrative charges...............               526,127                 7,262                16,981              294,952
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             3,014,053                52,860               119,533            1,719,359
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (51,375)              (45,396)              (18,266)          (1,719,359)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,742,157                72,107               424,484           12,236,121
      Realized gains (losses) on sale of
        investments........................             9,936,181               345,075               166,232            8,532,690
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            22,678,338               417,182               590,716           20,768,811
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (35,551,367)             (327,244)           (1,263,154)         (15,336,872)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (12,873,029)                89,938             (672,438)            5,431,939
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (12,924,404)  $             44,542   $         (690,704)  $         3,712,580
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                                  QS VARIABLE          QS VARIABLE
                                              CONSERVATIVE GROWTH        GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           920,584   $         2,170,735
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              424,520               959,578
      Administrative charges...............               95,465               215,105
                                             --------------------  -------------------
        Total expenses.....................              519,985             1,174,683
                                             --------------------  -------------------
           Net investment income (loss)....              400,599               996,052
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,010,830             4,552,540
      Realized gains (losses) on sale of
        investments........................              593,958             1,110,887
                                             --------------------  -------------------
           Net realized gains (losses).....            1,604,788             5,663,427
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,458)          (14,026,648)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,456,670)           (8,363,221)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,056,071)   $       (7,367,169)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            15,208  $          4,370,667  $                18  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               10,110               993,342                   44                  112
      Administrative charges...............                1,825               210,529                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               11,935             1,203,871                   44                  112
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                3,273             3,166,796                 (26)                (112)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               27,944                    --                  128                1,135
      Realized gains (losses) on sale of
        investments........................               26,716           (1,103,797)                1,027                  579
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               54,660           (1,103,797)                1,155                1,714
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (105,442)           (6,633,498)              (1,294)              (1,928)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (50,782)           (7,737,295)                (139)                (214)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (47,509)  $        (4,570,499)  $             (165)  $             (326)
                                             ===================  ====================  ===================  ===================


                                                                     MORGAN STANLEY                               OPPENHEIMER
                                                  MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN          VA GLOBAL
                                                   RESEARCH          INFRASTRUCTURE           GENESIS         MULTI-ALTERNATIVES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               148  $             14,235  $                --  $               428
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  299                 5,357                   50                2,598
      Administrative charges...............                   --                 1,281                   --                  619
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                  299                 6,638                   50                3,217
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (151)                 7,597                 (50)              (2,789)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,450                19,366                  554                   --
      Realized gains (losses) on sale of
        investments........................                1,734               (4,546)                   18                (340)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,184                14,820                  572                (340)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (5,181)              (69,920)                (935)              (7,979)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (997)              (55,100)                (363)              (8,319)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,148)  $           (47,503)  $             (413)  $          (11,108)
                                             ===================  ====================  ===================  ===================


                                                  OPPENHEIMER          OPPENHEIMER
                                                 VA GOVERNMENT       VA MAIN STREET
                                                     MONEY              SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 42  $            66,406
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    42            1,260,584
      Administrative charges...............                    --              279,865
                                             --------------------  -------------------
        Total expenses.....................                    42            1,540,449
                                             --------------------  -------------------
           Net investment income (loss)....                    --          (1,474,043)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           14,402,984
      Realized gains (losses) on sale of
        investments........................                    --            5,081,205
                                             --------------------  -------------------
           Net realized gains (losses).....                    --           19,484,189
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                     2         (28,702,815)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                     2          (9,218,626)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                  2  $      (10,692,669)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        PIMCO VIT
                                                                        COMMODITY                                  PIMCO VIT
                                                  OPPENHEIMER         REALRETURN(R)          PIMCO VIT         EMERGING MARKETS
                                                VA MAIN STREET          STRATEGY           DYNAMIC BOND              BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,308  $              8,041  $            13,548  $            34,617
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,565                 4,679                6,283                9,013
      Administrative charges...............                   --                 1,109                1,435                1,893
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,565                 5,788                7,718               10,906
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (257)                 2,253                5,830               23,711
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                9,835                    --                  923                   --
      Realized gains (losses) on sale of
        investments........................                7,420               (5,559)                2,752              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               17,255               (5,559)                3,675              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (30,519)              (66,127)             (13,072)             (78,997)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (13,264)              (71,686)              (9,397)             (82,163)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,521)  $           (69,433)  $           (3,567)  $          (58,452)
                                             ===================  ====================  ===================  ===================


                                                                                           T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT          GOVERNMENT           T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES          MONEY             GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           290,516  $              5,867  $             2,988  $            12,823
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              728,522                 3,331                1,929               72,208
      Administrative charges...............              158,300                   595                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              886,822                 3,926                1,929               72,208
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (596,306)                 1,941                1,059             (59,385)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,306,803                23,974                   --              592,207
      Realized gains (losses) on sale of
        investments........................              325,277               (5,377)                   --              364,936
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            5,632,080                18,597                   --              957,143
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,355,064)              (41,198)                 (16)            (989,532)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,722,984)              (22,601)                 (16)             (32,389)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,319,290)  $           (20,660)  $             1,043  $          (91,774)
                                             ===================  ====================  ===================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,926  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,472                2,165
      Administrative charges...............                    --                  399
                                             --------------------  -------------------
        Total expenses.....................                 4,472                2,564
                                             --------------------  -------------------
           Net investment income (loss)....                 2,454                (772)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,411               14,492
      Realized gains (losses) on sale of
        investments........................                 3,665                  674
                                             --------------------  -------------------
           Net realized gains (losses).....                27,076               15,166
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (105,877)             (19,785)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (78,801)              (4,619)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (76,347)  $           (5,391)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (783,531)  $      (678,275)  $      1,286,179  $        787,684
   Net realized gains (losses)....         2,506,536       (1,023,289)         (351,944)         2,041,738
   Change in unrealized gains
     (losses) on investments......       (1,172,784)        13,647,718       (3,825,721)           174,230
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           550,221        11,946,154       (2,891,486)         3,003,652
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           610,621           594,566         8,206,268         1,586,266
   Net transfers (including
     fixed account)...............       (1,035,079)       (1,016,845)         1,706,180        13,643,215
   Contract charges...............           (5,692)           (5,828)       (1,452,123)       (1,505,367)
   Transfers for contract benefits
     and terminations.............       (4,580,523)       (3,946,822)      (17,242,592)      (13,685,204)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,010,673)       (4,374,929)       (8,782,267)            38,910
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,460,452)         7,571,225      (11,673,753)         3,042,562
NET ASSETS:
   Beginning of year..............        53,660,724        46,089,499       135,763,632       132,721,070
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,200,272  $     53,660,724  $    124,089,879  $    135,763,632
                                    ================  ================  ================  ================

                                                                                 AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,438,496)  $    (2,421,180)  $    (1,466,987)  $    (1,054,845)
   Net realized gains (losses)....         29,684,138        18,301,694         8,360,286         1,603,200
   Change in unrealized gains
     (losses) on investments......       (56,558,465)        62,144,209      (19,185,609)        24,178,814
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (29,312,823)        78,024,723      (12,292,310)        24,727,169
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,298,993         4,242,577         2,006,714         1,485,802
   Net transfers (including
     fixed account)...............          4,067,044      (12,431,027)         (901,612)       (2,427,851)
   Contract charges...............        (3,322,569)       (3,292,936)       (1,095,093)       (1,095,299)
   Transfers for contract benefits
     and terminations.............       (33,576,789)      (30,039,921)      (13,234,804)       (9,370,478)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,533,321)      (41,521,307)      (13,224,795)      (11,407,826)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (53,846,144)        36,503,416      (25,517,105)        13,319,343
NET ASSETS:
   Beginning of year..............        313,542,010       277,038,594       119,807,921       106,488,578
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     259,695,866  $    313,542,010  $     94,290,816  $    119,807,921
                                    =================  ================  ================  ================


                                         AMERICAN FUNDS(R) GROWTH         AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,014,638)  $     (7,358,002)  $      (471,898)  $      (347,475)
   Net realized gains (losses)....       115,675,759        101,266,036        40,643,748        32,850,739
   Change in unrealized gains
     (losses) on investments......     (108,258,017)         85,965,988      (49,812,895)        39,728,258
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (596,896)        179,874,022       (9,641,045)        72,231,522
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,515,043          1,277,710        14,594,673         8,172,200
   Net transfers (including
     fixed account)...............      (47,696,479)       (39,592,852)      (13,147,408)            28,630
   Contract charges...............       (8,171,428)        (8,230,911)       (3,996,052)       (3,870,596)
   Transfers for contract benefits
     and terminations.............      (91,170,739)       (72,470,529)      (42,325,760)      (37,082,588)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (145,523,603)      (119,016,582)      (44,874,547)      (32,752,354)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (146,120,499)         60,857,440      (54,515,592)        39,479,168
NET ASSETS:
   Beginning of year..............       785,751,753        724,894,313       403,461,557       363,982,389
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    639,631,254  $     785,751,753  $    348,945,965  $    403,461,557
                                    ================  =================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,039,996  $      2,926,799
   Net realized gains (losses)....        64,164,541        42,727,382
   Change in unrealized gains
     (losses) on investments......     (326,527,157)       319,629,552
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (254,322,620)       365,283,733
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,251,199        35,354,200
   Net transfers (including
     fixed account)...............      (42,062,422)      (59,328,548)
   Contract charges...............      (52,380,024)      (52,370,057)
   Transfers for contract benefits
     and terminations.............     (205,983,756)     (172,478,893)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (285,175,003)     (248,823,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (539,497,623)       116,460,435
NET ASSETS:
   Beginning of year..............     3,260,338,788     3,143,878,353
                                    ----------------  ----------------
   End of year....................  $  2,720,841,165  $  3,260,338,788
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                           BALANCED ALLOCATION                   GROWTH ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,370,328)  $      (955,855)  $    (7,127,683)  $     (6,022,171)
   Net realized gains (losses)....       212,319,736       192,130,023       137,641,704        137,553,868
   Change in unrealized gains
     (losses) on investments......     (388,736,388)       272,500,716     (262,020,895)        201,023,064
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (178,786,980)       463,674,884     (131,506,874)        332,554,761
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,294,359        53,857,604        22,893,650         12,059,070
   Net transfers (including
     fixed account)...............        44,467,649        57,372,994        22,422,497         51,244,674
   Contract charges...............      (42,614,398)      (42,218,587)      (23,579,965)       (22,892,582)
   Transfers for contract benefits
     and terminations.............     (332,636,402)     (273,711,360)     (161,542,342)      (139,110,125)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (269,488,792)     (204,699,349)     (139,806,160)       (98,698,963)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............     (448,275,772)       258,975,535     (271,313,034)        233,855,798
NET ASSETS:
   Beginning of year..............     3,411,543,507     3,152,567,972     1,978,846,627      1,744,990,829
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $  2,963,267,735  $  3,411,543,507  $  1,707,533,593  $   1,978,846,627
                                    ================  ================  ================  =================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,619,346)  $    (7,912,722)  $      3,201,462  $      4,191,018
   Net realized gains (losses)....       121,096,213        88,560,442        85,894,108        81,222,092
   Change in unrealized gains
     (losses) on investments......     (124,294,726)        83,091,838     (161,087,562)        87,897,810
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,817,859)       163,739,558      (71,991,992)       173,310,920
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        59,541,793        16,802,718        34,253,829        27,849,930
   Net transfers (including
     fixed account)...............      (11,400,101)      (20,689,929)      (18,221,324)           664,248
   Contract charges...............       (8,675,546)       (8,411,481)      (20,944,461)      (21,504,359)
   Transfers for contract benefits
     and terminations.............      (74,447,286)      (57,782,569)     (153,644,415)     (137,406,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,981,140)      (70,081,261)     (158,556,371)     (130,396,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (46,798,999)        93,658,297     (230,548,363)        42,914,288
NET ASSETS:
   Beginning of year..............       747,840,737       654,182,440     1,633,368,044     1,590,453,756
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    701,041,738  $    747,840,737  $  1,402,819,681  $  1,633,368,044
                                    ================  ================  ================  ================

                                                BHFTI AQR                         BHFTI BLACKROCK
                                          GLOBAL RISK BALANCED              GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (22,454,235)  $      7,427,743  $       1,356,341  $   (36,259,790)
   Net realized gains (losses)....       154,085,883        77,912,326        359,743,139        82,332,471
   Change in unrealized gains
     (losses) on investments......     (301,513,104)       103,255,195      (767,714,106)       517,966,691
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (169,881,456)       188,595,264      (406,614,626)       564,039,372
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,372,769        15,435,188         27,556,344        54,232,286
   Net transfers (including
     fixed account)...............      (50,527,549)      (49,213,801)       (60,756,484)      (94,191,855)
   Contract charges...............      (39,926,841)      (40,323,587)       (82,936,075)      (82,306,590)
   Transfers for contract benefits
     and terminations.............     (148,697,718)     (136,815,405)      (332,714,991)     (289,112,796)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (232,779,339)     (210,917,605)      (448,851,206)     (411,378,955)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (402,660,795)      (22,322,341)      (855,465,832)       152,660,417
NET ASSETS:
   Beginning of year..............     2,373,211,858     2,395,534,199      5,151,909,115     4,999,248,698
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  1,970,551,063  $  2,373,211,858  $   4,296,443,283  $  5,151,909,115
                                    ================  ================  =================  ================


                                        BHFTI BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,827,468  $      9,140,724
   Net realized gains (losses)....       (1,294,438)         (822,661)
   Change in unrealized gains
     (losses) on investments......      (16,824,328)         5,655,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,291,298)        13,973,591
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        36,481,761         3,469,816
   Net transfers (including
     fixed account)...............      (10,255,069)         5,362,102
   Contract charges...............       (2,593,200)       (2,673,916)
   Transfers for contract benefits
     and terminations.............      (22,435,866)      (19,361,900)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,197,626      (13,203,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,093,672)           769,693
NET ASSETS:
   Beginning of year..............       232,649,098       231,879,405
                                    ----------------  ----------------
   End of year....................  $    223,555,426  $    232,649,098
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BRIGHTHOUSE                    BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100                     BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,449,150)  $    (2,129,085)  $      20,444,187  $     12,291,654
   Net realized gains (losses).....         34,511,246        41,832,365        686,094,721       400,796,425
   Change in unrealized gains
     (losses) on investments.......       (94,794,873)        72,242,761    (1,370,558,908)       741,072,715
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (63,732,777)       111,946,041      (664,020,000)     1,154,160,794
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,099,166         3,314,632         73,742,871       163,855,291
   Net transfers (including
     fixed account)................        (1,619,355)      (13,326,501)        210,959,020       253,267,621
   Contract charges................        (4,923,073)       (4,949,435)      (123,227,586)     (115,984,388)
   Transfers for contract benefits
     and terminations..............       (59,754,967)      (39,208,381)      (528,896,657)     (428,463,772)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (57,198,229)      (54,169,685)      (367,422,352)     (127,325,248)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (120,931,006)        57,776,356    (1,031,442,352)     1,026,835,546
NET ASSETS:
   Beginning of year...............        615,557,354       557,780,998      7,952,160,029     6,925,324,483
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     494,626,348  $    615,557,354  $   6,920,717,677  $  7,952,160,029
                                     =================  ================  =================  ================

                                              BHFTI BRIGHTHOUSE                BHFTI BRIGHTHOUSE/ABERDEEN
                                               SMALL CAP VALUE                   EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,352,409)  $     (1,757,165)  $      4,126,792  $     (1,771,390)
   Net realized gains (losses).....         18,446,579         13,929,947         3,647,784          3,763,733
   Change in unrealized gains
     (losses) on investments.......       (54,706,228)         12,394,934      (71,732,414)         92,752,976
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (37,612,058)         24,567,716      (63,957,838)         94,745,319
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,642,961          1,412,995         4,655,859          3,135,120
   Net transfers (including
     fixed account)................        (4,794,883)        (5,046,733)        25,304,928        (5,307,648)
   Contract charges................        (1,903,835)        (2,027,452)       (4,696,357)        (4,952,573)
   Transfers for contract benefits
     and terminations..............       (26,883,359)       (24,468,990)      (36,217,115)       (30,779,164)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (30,939,116)       (30,130,180)      (10,952,685)       (37,904,265)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (68,551,174)        (5,562,464)      (74,910,523)         56,841,054
NET ASSETS:
   Beginning of year...............        261,043,042        266,605,506       427,076,715        370,235,661
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    192,491,868  $     261,043,042  $    352,166,192  $     427,076,715
                                      ================  =================  ================  =================

                                                    BHFTI                    BHFTI BRIGHTHOUSE/EATON VANCE
                                      BRIGHTHOUSE/ARTISAN INTERNATIONAL              FLOATING RATE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            430  $           (159)  $      1,294,171  $       1,443,432
   Net realized gains (losses).....             2,098              4,497          (25,963)           (53,124)
   Change in unrealized gains
     (losses) on investments.......          (42,515)             69,858       (2,516,203)           (68,826)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (39,987)             74,196       (1,247,995)          1,321,482
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --             20,259        14,449,205            667,232
   Net transfers (including
     fixed account)................            31,903              7,080         7,353,689          3,494,048
   Contract charges................             (488)              (444)         (590,459)          (588,286)
   Transfers for contract benefits
     and terminations..............          (10,132)           (23,799)       (7,617,953)        (7,163,302)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            21,283              3,096        13,594,482        (3,590,308)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (18,704)             77,292        12,346,487        (2,268,826)
NET ASSETS:
   Beginning of year...............           310,982            233,690        62,558,849         64,827,675
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        292,278  $         310,982  $     74,905,336  $      62,558,849
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        325,771  $      (216,703)
   Net realized gains (losses).....         (883,368)         (390,677)
   Change in unrealized gains
     (losses) on investments.......       (1,087,840)           267,632
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,645,437)         (339,748)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,019,132           884,745
   Net transfers (including
     fixed account)................         2,516,951        16,929,234
   Contract charges................       (1,851,464)       (1,833,930)
   Transfers for contract benefits
     and terminations..............      (13,947,617)      (10,906,960)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,262,998)         5,073,089
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (11,908,435)         4,733,341
NET ASSETS:
   Beginning of year...............       149,708,177       144,974,836
                                     ----------------  ----------------
   End of year.....................  $    137,799,742  $    149,708,177
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (543,469)  $      (576,566)  $       (127,648)  $      (116,169)
   Net realized gains (losses).....          (785,527)         (447,532)          2,430,231         1,363,058
   Change in unrealized gains
     (losses) on investments.......          1,155,692           521,996        (3,419,013)         1,659,259
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (173,304)         (502,102)        (1,116,430)         2,906,148
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             96,090            84,677             23,271            21,020
   Net transfers (including
     fixed account)................        (1,138,434)         1,588,112          (262,709)         (703,813)
   Contract charges................          (534,182)         (546,742)          (199,638)         (205,123)
   Transfers for contract benefits
     and terminations..............        (3,298,940)       (2,652,241)          (983,002)       (1,057,976)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,875,466)       (1,526,194)        (1,422,078)       (1,945,892)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (5,048,770)       (2,028,296)        (2,538,508)           960,256
NET ASSETS:
   Beginning of year...............         37,465,324        39,493,620         16,261,679        15,301,423
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      32,416,554  $     37,465,324  $      13,723,171  $     16,261,679
                                     =================  ================  =================  ================

                                                    BHFTI                                BHFTI
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,990,701  $      5,112,101  $    (4,562,646)  $    (4,088,925)
   Net realized gains (losses).....            153,417           953,425        58,276,950        29,759,077
   Change in unrealized gains
     (losses) on investments.......       (36,679,711)        17,029,988      (83,760,460)        47,043,082
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,535,593)        23,095,514      (30,046,156)        72,713,234
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,810,811         1,758,388         5,065,547         2,775,427
   Net transfers (including
     fixed account)................          (132,497)         6,933,436      (30,190,633)      (15,722,804)
   Contract charges................        (2,674,044)       (2,778,967)       (4,697,753)       (4,939,382)
   Transfers for contract benefits
     and terminations..............       (24,752,380)      (22,711,712)      (45,490,259)      (43,575,640)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (24,748,110)      (16,798,855)      (75,313,098)      (61,462,399)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (50,283,703)         6,296,659     (105,359,254)        11,250,835
NET ASSETS:
   Beginning of year...............        269,483,256       263,186,597       473,171,845       461,921,010
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     219,199,553  $    269,483,256  $    367,812,591  $    473,171,845
                                     =================  ================  ================  ================

                                     BHFTI FIDELITY INSTITUTIONAL ASSET                 BHFTI
                                       MANAGEMENT(R) GOVERNMENT INCOME      HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,480,701  $      4,836,203  $        768,693  $        332,894
   Net realized gains (losses).....       (4,246,293)       (1,658,617)        29,789,069         5,584,866
   Change in unrealized gains
     (losses) on investments.......      (12,308,508)         4,162,809     (196,507,060)       149,582,110
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (9,074,100)         7,340,395     (165,949,298)       155,499,870
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,554,160         7,326,775        15,524,018         5,808,281
   Net transfers (including
     fixed account)................        10,413,217      (29,084,665)        56,104,531      (15,385,288)
   Contract charges................      (10,124,804)      (10,487,684)       (6,242,256)       (6,447,311)
   Transfers for contract benefits
     and terminations..............      (56,916,755)      (47,747,127)      (58,620,436)      (49,783,445)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (53,074,182)      (79,992,701)         6,765,857      (65,807,763)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (62,148,282)      (72,652,306)     (159,183,441)        89,692,107
NET ASSETS:
   Beginning of year...............       576,103,640       648,755,946       665,787,548       576,095,441
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    513,955,358  $    576,103,640  $    506,604,107  $    665,787,548
                                     ================  ================  ================  ================

                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,009,648)  $     24,281,615
   Net realized gains (losses).....        70,854,862        50,995,325
   Change in unrealized gains
     (losses) on investments.......     (145,711,399)         7,636,567
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,866,185)        82,913,507
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,935,646        49,499,309
   Net transfers (including
     fixed account)................       (9,305,569)        42,116,270
   Contract charges................      (16,727,549)      (16,351,705)
   Transfers for contract benefits
     and terminations..............      (61,893,383)      (53,355,656)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (72,990,855)        21,908,218
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (149,857,040)       104,821,725
NET ASSETS:
   Beginning of year...............     1,045,419,886       940,598,161
                                     ----------------  ----------------
   End of year.....................  $    895,562,846  $  1,045,419,886
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          BHFTI INVESCO COMSTOCK          BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,041)  $      6,163,470  $    (5,122,349)  $    (4,812,005)
   Net realized gains (losses)....        78,083,033        42,078,912        45,068,522        32,692,597
   Change in unrealized gains
     (losses) on investments......     (162,972,006)        65,142,068      (70,770,383)        38,230,394
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,835,014)       113,384,450      (30,824,210)        66,110,986
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,956,081        10,252,254        16,733,472         6,241,730
   Net transfers (including
     fixed account)...............      (12,196,277)      (21,023,037)           220,199       (9,656,538)
   Contract charges...............       (8,119,649)       (8,363,690)       (3,212,415)       (3,052,831)
   Transfers for contract benefits
     and terminations.............      (81,498,750)      (64,662,920)      (34,455,425)      (27,128,423)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (86,858,595)      (83,797,393)      (20,714,169)      (33,596,062)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (177,693,609)        29,587,057      (51,538,379)        32,514,924
NET ASSETS:
   Beginning of year..............       772,000,432       742,413,375       328,908,162       296,393,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    594,306,823  $    772,000,432  $    277,369,783  $    328,908,162
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      4,027,160  $      3,213,163  $      3,112,341  $     12,724,285
   Net realized gains (losses)....        (2,143,941)         (446,588)        68,768,767         3,695,229
   Change in unrealized gains
     (losses) on investments......        (7,403,285)         3,170,997     (176,576,936)       137,342,920
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (5,520,066)         5,937,572     (104,695,828)       153,762,434
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,456,783         2,044,360        22,728,866        49,846,472
   Net transfers (including
     fixed account)...............          3,338,216        30,313,554       132,151,847         8,521,472
   Contract charges...............        (4,373,478)       (4,406,736)      (19,815,102)      (16,965,555)
   Transfers for contract benefits
     and terminations.............       (30,639,651)      (30,295,373)      (70,377,478)      (62,325,822)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,218,130)       (2,344,195)        64,688,133      (20,923,433)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (29,738,196)         3,593,377      (40,007,695)       132,839,001
NET ASSETS:
   Beginning of year..............        342,738,205       339,144,828     1,175,046,012     1,042,207,011
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    313,000,009  $    342,738,205  $  1,135,038,317  $  1,175,046,012
                                     ================  ================  ================  ================

                                             BHFTI JPMORGAN                           BHFTI
                                             SMALL CAP VALUE              LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,298)  $       (97,681)  $        433,972  $      (241,999)
   Net realized gains (losses)....         1,898,020         1,786,247        15,053,039         7,320,788
   Change in unrealized gains
     (losses) on investments......       (5,084,957)       (1,282,680)      (25,413,434)        22,475,051
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,285,235)           405,886       (9,926,423)        29,553,840
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            90,111            54,431         4,562,863         1,190,943
   Net transfers (including
     fixed account)...............         (336,694)         (226,393)         2,028,305       (6,738,232)
   Contract charges...............         (284,025)         (298,311)       (1,660,014)       (1,714,517)
   Transfers for contract benefits
     and terminations.............       (1,726,003)       (2,016,073)      (14,509,884)      (13,294,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,256,611)       (2,486,346)       (9,578,730)      (20,555,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,541,846)       (2,080,460)      (19,505,153)         8,997,866
NET ASSETS:
   Beginning of year..............        24,296,172        26,376,632       157,610,283       148,612,417
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     18,754,326  $     24,296,172  $    138,105,130  $    157,610,283
                                    ================  ================  ================  ================

                                               BHFTI METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,117,849  $      1,397,381
   Net realized gains (losses)....        64,250,463        27,164,289
   Change in unrealized gains
     (losses) on investments......     (149,317,791)        90,781,737
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (80,949,479)       119,343,407
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,241,575        58,675,074
   Net transfers (including
     fixed account)...............        28,531,829         9,650,595
   Contract charges...............      (15,295,603)      (14,044,040)
   Transfers for contract benefits
     and terminations.............      (54,375,580)      (44,064,735)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,897,779)        10,216,894
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (98,847,258)       129,560,301
NET ASSETS:
   Beginning of year..............       977,135,322       847,575,021
                                    ----------------  ----------------
   End of year....................  $    878,288,064  $    977,135,322
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI MFS(R)                   BHFTI MORGAN STANLEY
                                          RESEARCH INTERNATIONAL                 MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,013,371  $        446,359  $    (3,685,094)  $    (2,965,667)
   Net realized gains (losses)....         3,869,459         2,242,836        72,960,411        12,871,438
   Change in unrealized gains
     (losses) on investments......      (44,456,699)        58,482,287      (44,253,416)        63,770,550
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (39,573,869)        61,171,482        25,021,901        73,676,321
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,414,256         1,637,557         6,177,966         3,842,825
   Net transfers (including
     fixed account)...............         3,477,530       (7,987,139)      (28,831,448)      (13,834,748)
   Contract charges...............       (2,371,613)       (2,395,975)       (3,217,551)       (2,918,135)
   Transfers for contract benefits
     and terminations.............      (24,819,595)      (23,723,360)      (22,503,501)      (15,870,893)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,299,422)      (32,468,917)      (48,374,534)      (28,780,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,873,291)        28,702,565      (23,352,633)        44,895,370
NET ASSETS:
   Beginning of year..............       276,582,465       247,879,900       246,048,488       201,153,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    217,709,174  $    276,582,465  $    222,695,855  $    246,048,488
                                    ================  ================  ================  ================

                                                  BHFTI                          BHFTI PANAGORA
                                        OPPENHEIMER GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (276,245)  $      (336,171)  $    (1,909,762)  $    (2,081,058)
   Net realized gains (losses)....         8,781,896         3,052,759        10,348,036           840,931
   Change in unrealized gains
     (losses) on investments......      (16,700,241)        16,543,515      (20,920,173)        16,579,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,194,590)        19,260,103      (12,481,899)        15,339,084
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,485            68,943         4,414,988        15,618,856
   Net transfers (including
     fixed account)...............         (537,180)       (4,391,673)      (18,830,787)        29,736,868
   Contract charges...............         (523,472)         (556,536)       (2,144,779)       (2,224,231)
   Transfers for contract benefits
     and terminations.............       (7,781,202)       (7,210,136)       (8,078,654)       (6,971,610)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,794,369)      (12,089,402)      (24,639,232)        36,159,883
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,988,959)         7,170,701      (37,121,131)        51,498,967
NET ASSETS:
   Beginning of year..............        66,931,947        59,761,246       154,256,858       102,757,891
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,942,988  $     66,931,947  $    117,135,727  $    154,256,858
                                    ================  ================  ================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          8,361  $       (92,091)  $    (2,876,706)  $      3,020,410
   Net realized gains (losses)....       (8,730,078)       (3,837,350)       (9,864,205)         4,923,541
   Change in unrealized gains
     (losses) on investments......      (15,750,336)        15,545,424      (14,647,929)        34,142,363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,472,053)        11,615,983      (27,388,840)        42,086,314
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,039,554         2,371,128        17,825,076         6,526,262
   Net transfers (including
     fixed account)...............         7,752,448        55,549,717        11,041,138       128,752,736
   Contract charges...............       (7,729,682)       (7,796,181)      (17,665,894)      (17,689,039)
   Transfers for contract benefits
     and terminations.............      (57,582,596)      (50,560,400)     (134,258,489)     (123,618,606)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,520,276)         (435,736)     (123,058,169)       (6,028,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (75,992,329)        11,180,247     (150,447,009)        36,057,667
NET ASSETS:
   Beginning of year..............       633,944,947       622,764,700     1,482,270,883     1,446,213,216
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    557,952,618  $    633,944,947  $  1,331,823,874  $  1,482,270,883
                                    ================  ================  ================  ================

                                              BHFTI SCHRODERS
                                            GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,601,382  $    (3,604,590)
   Net realized gains (losses)....        53,541,997        15,278,166
   Change in unrealized gains
     (losses) on investments......     (146,584,465)        60,435,835
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,441,086)        72,109,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,919,602        19,424,402
   Net transfers (including
     fixed account)...............       388,766,183         1,717,711
   Contract charges...............      (14,617,056)       (9,502,572)
   Transfers for contract benefits
     and terminations.............      (54,649,494)      (32,443,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       329,419,235      (20,804,074)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       238,978,149        51,305,337
NET ASSETS:
   Beginning of year..............       628,730,158       577,424,821
                                    ----------------  ----------------
   End of year....................  $    867,708,307  $    628,730,158
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2018              2017              2018              2017
                                    ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    10,289,954  $     12,356,215  $      2,195,170  $     2,676,758
   Net realized gains (losses)....       68,543,923        14,023,688        35,811,101       11,462,876
   Change in unrealized gains
     (losses) on investments......    (175,633,547)       148,330,223      (82,579,909)       63,757,992
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (96,799,670)       174,710,126      (44,573,638)       77,897,626
                                    ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       16,604,269        19,164,658         3,535,668        3,164,517
   Net transfers (including
     fixed account)...............     (13,699,335)      (14,899,270)       (3,122,870)      (1,828,106)
   Contract charges...............     (17,065,331)      (17,338,828)       (5,724,715)      (5,787,702)
   Transfers for contract benefits
     and terminations.............    (114,338,098)     (111,552,002)      (49,423,477)     (35,958,287)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......    (128,498,495)     (124,625,442)      (54,735,394)     (40,409,578)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............    (225,298,165)        50,084,684      (99,309,032)       37,488,048
NET ASSETS:
   Beginning of year..............    1,340,474,908     1,290,390,224       492,240,056      454,752,008
                                    ---------------  ----------------  ----------------  ---------------
   End of year....................  $ 1,115,176,743  $  1,340,474,908  $    392,931,024  $   492,240,056
                                    ===============  ================  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                     ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,390,778  $      4,332,879  $    (7,793,682)  $   (7,670,673)
   Net realized gains (losses)....        83,860,860        81,154,455        81,061,225       53,631,673
   Change in unrealized gains
     (losses) on investments......     (160,474,054)        23,473,469      (86,334,850)       53,531,645
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (74,222,416)       108,960,803      (13,067,307)       99,492,645
                                     ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,158,944         8,778,547        15,406,378        3,574,317
   Net transfers (including
     fixed account)...............       (5,348,805)         (733,864)      (17,958,274)     (13,739,650)
   Contract charges...............       (4,697,152)       (4,836,993)       (4,891,010)      (4,832,982)
   Transfers for contract benefits
     and terminations.............      (82,582,609)      (74,894,311)      (54,347,620)     (46,824,534)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (75,469,622)      (71,686,621)      (61,790,526)     (61,822,849)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............     (149,692,038)        37,274,182      (74,857,833)       37,669,796
NET ASSETS:
   Beginning of year..............       785,052,972       747,778,790       500,453,764      462,783,968
                                     ---------------  ----------------  ----------------  ---------------
   End of year....................   $   635,360,934  $    785,052,972  $    425,595,931  $   500,453,764
                                     ===============  ================  ================  ===============

                                                                                      BHFTI
                                       BHFTI TCW CORE FIXED INCOME       VICTORY SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,115  $            840  $   (2,369,206)  $   (1,541,294)
   Net realized gains (losses)....           (1,609)               545       49,146,976        3,956,792
   Change in unrealized gains
     (losses) on investments......           (6,630)             3,039     (71,450,699)       17,532,121
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,124)             4,424     (24,672,929)       19,947,619
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,506             7,505        5,269,753        6,358,879
   Net transfers (including
     fixed account)...............          (20,026)            45,787     (21,287,632)      (4,819,884)
   Contract charges...............             (226)             (532)      (3,075,780)      (3,153,608)
   Transfers for contract benefits
     and terminations.............          (21,993)           (1,113)     (22,412,478)     (19,859,504)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,739)            51,647     (41,506,137)     (21,474,117)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (42,863)            56,071     (66,179,066)      (1,526,498)
NET ASSETS:
   Beginning of year..............           348,809           292,738      267,404,967      268,931,465
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $        305,946  $        348,809  $   201,225,901  $   267,404,967
                                    ================  ================  ===============  ===============

                                           BHFTI WELLS CAPITAL
                                        MANAGEMENT MID CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (814,715)  $      (697,582)
   Net realized gains (losses)....         8,841,843       (1,645,622)
   Change in unrealized gains
     (losses) on investments......      (27,509,855)        13,867,059
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,482,727)        11,523,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           999,929           549,423
   Net transfers (including
     fixed account)...............        11,828,280       (2,126,675)
   Contract charges...............       (1,134,069)       (1,163,886)
   Transfers for contract benefits
     and terminations.............      (12,957,925)      (12,610,210)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,263,785)      (15,351,348)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,746,512)       (3,827,493)
NET ASSETS:
   Beginning of year..............       132,288,989       136,116,482
                                    ----------------  ----------------
   End of year....................  $    111,542,477  $    132,288,989
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2018              2017                2018               2017
                                     ----------------  -----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,467,878)  $     (1,277,750)   $       1,158,043  $      1,027,771
   Net realized gains (losses).....         7,060,425          9,549,601           (316,573)         (171,050)
   Change in unrealized gains
     (losses) on investments.......      (49,728,013)         59,912,485         (2,334,812)           803,645
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,135,466)         68,184,336         (1,493,342)         1,660,366
                                     ----------------  -----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,370,118          1,260,415           8,620,273         3,144,356
   Net transfers (including
     fixed account)................        14,960,218       (20,159,562)           1,524,689           653,425
   Contract charges................       (2,905,414)        (3,025,567)           (778,446)         (798,838)
   Transfers for contract benefits
     and terminations..............      (24,388,602)       (17,602,507)         (5,922,930)       (6,641,549)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,963,680)       (39,527,221)           3,443,586       (3,642,606)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (54,099,146)         28,657,115           1,950,244       (1,982,240)
NET ASSETS:
   Beginning of year...............       250,476,859        221,819,744          72,493,090        74,475,330
                                     ----------------  -----------------   -----------------  ----------------
   End of year.....................  $    196,377,713  $     250,476,859   $      74,443,334  $     72,493,090
                                     ================  =================   =================  ================

                                                   BHFTII                           BHFTII BLACKROCK
                                       BLACKROCK CAPITAL APPRECIATION             ULTRA-SHORT TERM BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (310,878)  $       (234,489)  $    (2,287,157)  $     (4,713,723)
   Net realized gains (losses).....          3,425,333          1,085,467           659,466            314,432
   Change in unrealized gains
     (losses) on investments.......        (4,328,210)          3,422,388         1,557,185          1,454,741
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,213,755)          4,273,366          (70,506)        (2,944,550)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,885,189            149,672        12,790,774         10,143,744
   Net transfers (including
     fixed account)................          5,498,963          (515,992)        56,409,768          4,609,627
   Contract charges................          (166,214)          (132,373)       (3,572,402)        (3,848,194)
   Transfers for contract benefits
     and terminations..............        (1,777,307)        (1,599,872)      (68,488,642)       (57,776,719)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         11,440,631        (2,098,565)       (2,860,502)       (46,871,542)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         10,226,876          2,174,801       (2,931,008)       (49,816,092)
NET ASSETS:
   Beginning of year...............         16,273,783         14,098,982       293,895,134        343,711,226
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      26,500,659  $      16,273,783  $    290,964,126  $     293,895,134
                                     =================  =================  ================  =================

                                             BHFTII BRIGHTHOUSE                    BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         597,120  $        449,412  $      14,408,883  $      15,501,790
   Net realized gains (losses).....            636,916         1,186,066         81,772,333         96,020,997
   Change in unrealized gains
     (losses) on investments.......        (5,440,948)         3,481,913      (294,921,005)        220,726,273
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,206,912)         5,117,391      (198,739,789)        332,249,060
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,839,197         3,962,387         11,201,589         13,848,842
   Net transfers (including
     fixed account)................         21,601,428         2,691,825       (83,510,949)      (110,898,452)
   Contract charges................        (1,119,738)       (1,084,096)       (42,313,569)       (44,641,699)
   Transfers for contract benefits
     and terminations..............       (16,902,618)       (8,603,339)      (373,771,375)      (373,754,088)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,418,269       (3,033,223)      (488,394,304)      (515,445,397)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,211,357         2,084,168      (687,134,093)      (183,196,337)
NET ASSETS:
   Beginning of year...............        103,669,768       101,585,600      3,782,892,946      3,966,089,283
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     104,881,125  $    103,669,768  $   3,095,758,853  $   3,782,892,946
                                     =================  ================  =================  =================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60
                                                  SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      3,790,418  $     10,450,855
   Net realized gains (losses).....        215,494,786       229,406,267
   Change in unrealized gains
     (losses) on investments.......      (667,253,153)       555,132,167
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (447,967,949)       794,989,289
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         34,039,161        28,725,505
   Net transfers (including
     fixed account)................       (51,910,411)      (44,951,439)
   Contract charges................       (68,995,140)      (70,632,340)
   Transfers for contract benefits
     and terminations..............      (627,924,141)     (556,029,062)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (714,790,531)     (642,887,336)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............    (1,162,758,480)       152,101,953
NET ASSETS:
   Beginning of year...............      6,576,710,655     6,424,608,702
                                     -----------------  ----------------
   End of year.....................   $  5,413,952,175  $  6,576,710,655
                                     =================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                             ASSET ALLOCATION 80                     MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (17,648,061)  $     (3,538,568)  $    (2,299,256)  $     (2,270,100)
   Net realized gains (losses).....       259,779,715        306,688,150        14,200,038          3,297,254
   Change in unrealized gains
     (losses) on investments.......     (759,581,911)        626,696,463      (38,603,934)         20,503,443
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (517,450,257)        929,846,045      (26,703,152)         21,530,597
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,368,804         18,953,433         1,726,610          1,156,973
   Net transfers (including
     fixed account)................      (52,307,796)       (54,487,230)       (5,133,638)       (10,052,172)
   Contract charges................      (59,323,746)       (60,329,642)       (1,296,295)        (1,469,963)
   Transfers for contract benefits
     and terminations..............     (499,428,393)      (475,232,333)      (21,304,120)       (20,972,930)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (590,691,131)      (571,095,772)      (26,007,443)       (31,338,092)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............   (1,108,141,388)        358,750,273      (52,710,595)        (9,807,495)
NET ASSETS:
   Beginning of year...............     5,997,031,325      5,638,281,052       207,336,567        217,144,062
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  4,888,889,937  $   5,997,031,325  $    154,625,972  $     207,336,567
                                     ================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        632,796  $         260,299  $      1,080,770  $       (435,335)
   Net realized gains (losses).....         5,120,014          3,016,360        58,237,340         36,120,617
   Change in unrealized gains
     (losses) on investments.......      (21,675,154)         12,784,945      (66,761,339)         92,842,966
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (15,922,344)         16,061,604       (7,443,229)        128,528,248
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,966,681            474,201         6,479,546          4,818,715
   Net transfers (including
     fixed account)................         6,535,170          3,331,701      (46,346,269)       (15,559,803)
   Contract charges................         (706,702)          (669,952)       (7,811,977)        (7,872,007)
   Transfers for contract benefits
     and terminations..............       (7,345,339)        (4,729,977)      (86,772,379)       (66,512,751)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,449,810        (1,594,027)     (134,451,079)       (85,125,846)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (14,472,534)         14,467,577     (141,894,308)         43,402,402
NET ASSETS:
   Beginning of year...............        72,337,511         57,869,934       831,306,119        787,903,717
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     57,864,977  $      72,337,511  $    689,411,811  $     831,306,119
                                     ================  =================  ================  =================


                                       BHFTII FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017                2018              2017
                                     ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,110,604)  $     (1,118,991)   $    (7,671,050)  $    (7,336,032)
   Net realized gains (losses).....         9,846,359          2,576,882         95,640,583        52,666,584
   Change in unrealized gains
     (losses) on investments.......      (13,105,567)         12,960,773       (90,743,540)        99,113,551
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,369,812)         14,418,664        (2,774,007)       144,444,103
                                     ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           961,242            730,878         11,797,946         2,086,012
   Net transfers (including
     fixed account)................       (2,475,917)        (2,643,247)        (2,864,706)      (37,724,041)
   Contract charges................         (668,707)          (674,193)        (4,206,805)       (4,031,954)
   Transfers for contract benefits
     and terminations..............       (6,911,041)        (5,669,411)       (55,263,650)      (44,696,388)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,094,423)        (8,255,973)       (50,537,215)      (84,366,371)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,464,235)          6,162,691       (53,311,222)        60,077,732
NET ASSETS:
   Beginning of year...............        72,637,850         66,475,159        507,080,287       447,002,555
                                     ----------------  -----------------   ----------------  ----------------
   End of year.....................  $     59,173,615  $      72,637,850   $    453,769,065  $    507,080,287
                                     ================  =================   ================  ================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (252,149)  $      (225,446)
   Net realized gains (losses).....          1,717,960         1,262,579
   Change in unrealized gains
     (losses) on investments.......        (3,235,985)           669,618
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,770,174)         1,706,751
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             41,211            58,337
   Net transfers (including
     fixed account)................            276,989         (800,412)
   Contract charges................          (198,638)         (187,375)
   Transfers for contract benefits
     and terminations..............          (648,874)         (694,603)
                                      ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (529,312)       (1,624,053)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,299,486)            82,698
NET ASSETS:
   Beginning of year...............         14,483,333        14,400,635
                                      ----------------  ----------------
   End of year.....................   $     12,183,847  $     14,483,333
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII LOOMIS SAYLES                      BHFTII
                                             SMALL CAP GROWTH             METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,814)  $        (3,482)  $      4,145,351  $      3,889,186
   Net realized gains (losses)....            56,859            14,989       (2,275,005)         (660,920)
   Change in unrealized gains
     (losses) on investments......          (50,854)            60,562       (8,007,320)         1,302,889
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,191            72,069       (6,136,974)         4,531,155
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,700         6,507,008        11,664,549
   Net transfers (including
     fixed account)...............            43,369           (4,622)        16,545,609        18,585,730
   Contract charges...............           (1,161)           (1,132)       (4,146,075)       (4,049,129)
   Transfers for contract benefits
     and terminations.............          (88,583)          (26,581)      (31,907,003)      (25,846,480)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (46,375)          (20,635)      (13,000,461)           354,670
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (44,184)            51,434      (19,137,435)         4,885,825
NET ASSETS:
   Beginning of year..............           344,057           292,623       313,384,800       308,498,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        299,873  $        344,057  $    294,247,365  $    313,384,800
                                    ================  ================  ================  ================

                                                 BHFTII                              BHFTII
                                       METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (729,282)  $      (456,144)  $      1,545,569  $      1,183,507
   Net realized gains (losses)....        17,548,892        13,513,154         1,420,914         1,292,395
   Change in unrealized gains
     (losses) on investments......      (36,439,302)         7,969,638      (21,678,671)        20,812,992
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,619,692)        21,026,648      (18,712,188)        23,288,894
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,914,692         2,111,348         5,932,657         1,459,590
   Net transfers (including
     fixed account)...............       (1,605,908)         5,217,441         5,961,906         1,052,790
   Contract charges...............       (1,330,824)       (1,364,304)       (1,154,457)       (1,166,586)
   Transfers for contract benefits
     and terminations.............      (13,846,354)      (12,310,912)       (9,906,769)       (6,755,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,868,394)       (6,346,427)           833,337       (5,409,957)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,488,086)        14,680,221      (17,878,851)        17,878,937
NET ASSETS:
   Beginning of year..............       166,303,833       151,623,612       122,285,606       104,406,669
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,815,747  $    166,303,833  $    104,406,755  $    122,285,606
                                    ================  ================  ================  ================

                                                  BHFTII
                                       METLIFE RUSSELL 2000(R) INDEX        BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,016,598)  $      (760,516)  $        490,599  $        328,939
   Net realized gains (losses)....        15,075,076        10,561,103        64,349,783        45,393,328
   Change in unrealized gains
     (losses) on investments......      (32,956,301)         7,807,137     (101,504,078)        63,946,259
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,897,823)        17,607,724      (36,663,696)       109,668,526
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,126,146         2,290,216        19,480,075         7,490,877
   Net transfers (including
     fixed account)...............         7,004,555         1,097,020         9,775,718      (15,112,884)
   Contract charges...............       (1,370,455)       (1,383,066)       (4,854,612)       (4,785,424)
   Transfers for contract benefits
     and terminations.............      (12,975,022)      (10,931,270)      (64,969,331)      (53,171,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           785,224       (8,927,100)      (40,568,150)      (65,578,779)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,112,599)         8,680,624      (77,231,846)        44,089,747
NET ASSETS:
   Beginning of year..............       152,382,147       143,701,523       639,076,662       594,986,915
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    134,269,548  $    152,382,147  $    561,844,816  $    639,076,662
                                    ================  ================  ================  ================


                                       BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        240,474  $        362,168
   Net realized gains (losses)....         2,985,938         3,028,896
   Change in unrealized gains
     (losses) on investments......       (6,093,267)           859,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,866,855)         4,250,283
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,831           386,056
   Net transfers (including
     fixed account)...............         (244,296)         1,616,798
   Contract charges...............         (316,189)         (309,336)
   Transfers for contract benefits
     and terminations.............       (3,991,269)       (4,367,258)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,186,923)       (2,673,740)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,053,778)         1,576,543
NET ASSETS:
   Beginning of year..............        42,885,568        41,309,025
                                    ----------------  ----------------
   End of year....................  $     35,831,790  $     42,885,568
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                           BHFTII MFS(R) VALUE              NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (735,962)  $        929,666  $    (1,930,848)  $    (1,856,347)
   Net realized gains (losses)....        20,158,682        20,058,584        22,489,378        16,343,019
   Change in unrealized gains
     (losses) on investments......      (51,764,838)        22,256,899      (29,833,570)         2,627,338
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (32,342,118)        43,245,149       (9,275,040)        17,114,010
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,583,715         2,183,152         1,862,706         1,043,835
   Net transfers (including
     fixed account)...............          (71,834)       (3,392,053)       (4,984,142)       (2,630,371)
   Contract charges...............       (3,036,955)       (3,138,531)       (1,162,334)       (1,185,920)
   Transfers for contract benefits
     and terminations.............      (25,226,829)      (22,313,184)      (13,172,700)      (11,417,129)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,751,903)      (26,660,616)      (17,456,470)      (14,189,585)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,094,021)        16,584,533      (26,731,510)         2,924,425
NET ASSETS:
   Beginning of year..............       301,209,781       284,625,248       136,037,963       133,113,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    247,115,760  $    301,209,781  $    109,306,453  $    136,037,963
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,827,417)  $    (3,468,591)   $      (201,138)  $      (169,343)
   Net realized gains (losses)....        54,599,649        16,135,188          1,699,230         1,246,070
   Change in unrealized gains
     (losses) on investments......      (58,693,758)        49,834,910        (2,519,895)         1,478,283
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,921,526)        62,501,507        (1,021,803)         2,555,010
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,851,142         4,227,293            418,179           337,222
   Net transfers (including
     fixed account)...............        17,748,182        11,788,258           (96,822)         (769,052)
   Contract charges...............       (2,488,089)       (2,160,255)           (67,557)          (65,302)
   Transfers for contract benefits
     and terminations.............      (27,377,435)      (18,707,971)        (1,263,636)         (897,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,733,800       (4,852,675)        (1,009,836)       (1,394,387)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,187,726)        57,648,832        (2,031,639)         1,160,623
NET ASSETS:
   Beginning of year..............       261,127,419       203,478,587         14,148,515        12,987,892
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    259,939,693  $    261,127,419   $     12,116,876  $     14,148,515
                                    ================  ================   ================  ================

                                                 BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                     VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,162,555)  $    (1,270,785)  $     39,209,719  $     25,931,556
   Net realized gains (losses)....       (1,433,525)       (2,828,419)           428,365         4,460,578
   Change in unrealized gains
     (losses) on investments......      (21,400,844)         2,914,102      (94,399,767)        37,755,554
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (23,996,924)       (1,185,102)      (54,761,683)        68,147,688
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           150,530           327,633        29,285,136         9,221,403
   Net transfers (including
     fixed account)...............         3,617,316         7,488,970        26,427,515        46,580,377
   Contract charges...............       (1,126,631)       (1,190,620)      (10,895,042)      (11,370,638)
   Transfers for contract benefits
     and terminations.............       (6,749,377)       (5,420,796)     (119,030,364)      (95,754,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,108,162)         1,205,187      (74,212,755)      (51,323,828)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (28,105,086)            20,085     (128,974,438)        16,823,860
NET ASSETS:
   Beginning of year..............        88,061,334        88,041,249     1,066,892,358     1,050,068,498
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     59,956,248  $     88,061,334  $    937,917,920  $  1,066,892,358
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,448,199  $      2,478,326
   Net realized gains (losses)....       (1,703,074)         (511,303)
   Change in unrealized gains
     (losses) on investments......       (1,693,598)       (1,336,727)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,948,473)           630,296
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,628,438         2,514,141
   Net transfers (including
     fixed account)...............         9,885,195        16,592,186
   Contract charges...............       (2,956,262)       (3,020,397)
   Transfers for contract benefits
     and terminations.............      (29,848,486)      (22,950,401)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,291,115)       (6,864,471)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,239,588)       (6,234,175)
NET ASSETS:
   Beginning of year..............       244,111,008       250,345,183
                                    ----------------  ----------------
   End of year....................  $    226,871,420  $    244,111,008
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                      BLACKROCK GLOBAL ALLOCATION V.I.      DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,897  $           (188)  $        (34,358)  $        681,064
   Net realized gains (losses).....           310,856             42,155          (434,350)         (485,504)
   Change in unrealized gains
     (losses) on investments.......         (851,294)            283,220        (1,344,486)         2,004,714
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (534,541)            325,187        (1,813,194)         2,200,274
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,169,361             19,338            310,679           274,851
   Net transfers (including
     fixed account)................           481,645            155,786          (310,812)         (207,971)
   Contract charges................          (11,595)            (2,648)              (881)           (1,039)
   Transfers for contract benefits
     and terminations..............         (120,207)           (80,359)        (1,037,981)       (1,069,917)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         4,519,204             92,117        (1,038,995)       (1,004,076)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,984,663            417,304        (2,852,189)         1,196,198
NET ASSETS:
   Beginning of year...............         2,999,343          2,582,039         12,446,509        11,250,311
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $      6,984,006  $       2,999,343  $       9,594,320  $     12,446,509
                                     ================  =================  =================  ================

                                          FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            131  $           1,755  $           (918)  $          (749)
   Net realized gains (losses).....                (2)            (1,501)              4,733             5,828
   Change in unrealized gains
     (losses) on investments.......              (220)                414            (2,396)             7,443
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (91)                668              1,419            12,522
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --                 --                --
   Net transfers (including
     fixed account)................                 --                 --                 --                --
   Contract charges................                 --                 --                 --                --
   Transfers for contract benefits
     and terminations..............                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............               (93)           (25,566)              1,312            11,375
NET ASSETS:
   Beginning of year...............              2,008             27,574             58,964            47,589
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $          1,915  $           2,008  $          60,276  $         58,964
                                      ================  =================  =================  ================

                                        FIDELITY(R) VIP ASSET MANAGER          FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         171,899  $         352,165  $    (4,658,059)  $    (2,690,012)
   Net realized gains (losses).....          1,997,602          7,905,617        75,006,364        52,246,703
   Change in unrealized gains
     (losses) on investments.......        (6,425,359)            276,145     (111,391,708)        61,091,851
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,255,858)          8,533,927      (41,043,403)       110,648,542
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            804,743            816,124        12,841,606         9,296,181
   Net transfers (including
     fixed account)................        (1,588,602)          (587,508)      (10,166,095)      (10,602,317)
   Contract charges................            (7,501)            (8,530)       (4,513,633)       (4,504,202)
   Transfers for contract benefits
     and terminations..............        (7,944,461)        (7,180,351)      (66,046,593)      (52,772,793)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,735,821)        (6,960,265)      (67,884,715)      (58,583,131)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (12,991,679)          1,573,662     (108,928,118)        52,065,411
NET ASSETS:
   Beginning of year...............         72,267,994         70,694,332       625,750,850       573,685,439
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      59,276,315  $      72,267,994  $    516,822,732  $    625,750,850
                                     =================  =================  ================  ================

                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          35,858  $          14,698
   Net realized gains (losses).....            231,025            106,867
   Change in unrealized gains
     (losses) on investments.......          (692,539)            395,750
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (425,656)            517,315
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              2,063             11,240
   Net transfers (including
     fixed account)................           (42,217)           (31,585)
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............          (604,458)          (262,921)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (644,612)          (283,266)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,070,268)            234,049
NET ASSETS:
   Beginning of year...............          4,975,328          4,741,279
                                     -----------------  -----------------
   End of year.....................  $       3,905,060  $       4,975,328
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      FIDELITY(R) VIP FUNDSMANAGER 50%     FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (28,570,555)  $    (38,857,043)  $    (21,186,152)  $   (29,267,942)
   Net realized gains (losses).....       387,861,639         67,821,547        361,132,051       195,422,805
   Change in unrealized gains
     (losses) on investments.......     (653,490,971)        504,990,287      (535,553,464)       244,571,811
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (294,199,887)        533,954,791      (195,607,565)       410,726,674
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,472,632          5,377,314          6,309,500         9,181,264
   Net transfers (including
     fixed account)................                --          (215,412)                 --                --
   Contract charges................                --                 --                 --                --
   Transfers for contract benefits
     and terminations..............     (620,216,112)      (326,903,630)      (445,225,372)     (812,246,912)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (613,743,480)      (321,741,728)      (438,915,872)     (803,065,648)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (907,943,367)        212,213,063      (634,523,437)     (392,338,974)
NET ASSETS:
   Beginning of year...............     4,703,906,420      4,491,693,357      2,781,261,557     3,173,600,531
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,795,963,053  $   4,703,906,420  $   2,146,738,120  $  2,781,261,557
                                     ================  =================  =================  ================

                                                FIDELITY(R) VIP
                                            GOVERNMENT MONEY MARKET              FIDELITY(R) VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         49,575  $       (123,765)  $    (2,042,899)  $    (1,861,188)
   Net realized gains (losses).....                 --                 --        32,112,863        18,097,088
   Change in unrealized gains
     (losses) on investments.......                  3                 --      (31,265,399)        30,252,875
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             49,578          (123,765)       (1,195,435)        46,488,775
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            897,378            779,923         1,847,353         1,779,571
   Net transfers (including
     fixed account)................            747,649              9,806       (3,228,562)       (2,203,752)
   Contract charges................            (1,472)            (1,570)          (15,633)          (16,508)
   Transfers for contract benefits
     and terminations..............        (1,808,738)        (2,017,458)      (14,268,095)      (13,492,021)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (165,183)        (1,229,299)      (15,664,937)      (13,932,710)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          (115,605)        (1,353,064)      (16,860,372)        32,556,065
NET ASSETS:
   Beginning of year...............         17,602,157         18,955,221       177,086,628       144,530,563
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     17,486,552  $      17,602,157  $    160,226,256  $    177,086,628
                                      ================  =================  ================  ================


                                          FIDELITY(R) VIP INDEX 500              FIDELITY(R) VIP MID CAP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         294,869  $         269,524  $    (4,118,485)  $    (3,716,096)
   Net realized gains (losses).....          4,311,968          4,090,359        46,442,108        26,427,590
   Change in unrealized gains
     (losses) on investments.......        (7,834,778)          7,335,146     (104,511,568)        51,034,462
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (3,227,941)         11,695,029      (62,187,945)        73,745,956
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 13        10,328,023         6,484,931
   Net transfers (including
     fixed account)................        (1,125,805)        (1,230,024)       (3,262,083)       (7,529,604)
   Contract charges................           (17,245)           (18,688)       (4,959,024)       (5,055,441)
   Transfers for contract benefits
     and terminations..............        (5,803,898)        (6,284,195)      (47,374,116)      (33,163,200)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,946,948)        (7,532,894)      (45,267,200)      (39,263,314)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (10,174,889)          4,162,135     (107,455,145)        34,482,642
NET ASSETS:
   Beginning of year...............         66,077,861         61,915,726       444,177,834       409,695,192
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      55,902,972  $      66,077,861  $    336,722,689  $    444,177,834
                                     =================  =================  ================  ================


                                          FIDELITY(R) VIP OVERSEAS
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          12,233  $           7,538
   Net realized gains (losses).....             72,873             57,495
   Change in unrealized gains
     (losses) on investments.......          (770,959)            990,001
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (685,853)          1,055,034
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             67,368             47,956
   Net transfers (including
     fixed account)................           (32,603)           (46,711)
   Contract charges................               (38)               (41)
   Transfers for contract benefits
     and terminations..............          (283,553)          (344,662)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (248,826)          (343,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (934,679)            711,576
NET ASSETS:
   Beginning of year...............          4,543,644          3,832,068
                                     -----------------  -----------------
   End of year.....................  $       3,608,965  $       4,543,644
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                       FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP           FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,496,216  $       7,200,274  $      1,208,972  $      1,156,190
   Net realized gains (losses)....         1,428,156          1,254,900         6,514,086         7,238,844
   Change in unrealized gains
     (losses) on investments......      (22,969,206)         12,035,192      (19,962,133)           588,955
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (13,044,834)         20,490,366      (12,239,075)         8,983,989
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,403,491          3,350,612         1,601,354         1,781,630
   Net transfers (including
     fixed account)...............           408,131          3,919,919           815,223         2,339,371
   Contract charges...............       (2,660,976)        (2,765,136)       (1,300,237)       (1,366,178)
   Transfers for contract benefits
     and terminations.............      (30,996,185)       (25,708,194)      (16,476,798)      (13,100,987)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (27,845,539)       (21,202,799)      (15,360,458)      (10,346,164)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (40,890,373)          (712,433)      (27,599,533)       (1,362,175)
NET ASSETS:
   Beginning of year..............       259,462,703        260,175,136       133,542,917       134,905,092
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    218,572,330  $     259,462,703  $    105,943,384  $    133,542,917
                                    ================  =================  ================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (590,781)  $    (1,045,277)  $        541,919  $        578,128
   Net realized gains (losses)....         19,821,500        10,274,597            37,325          (35,143)
   Change in unrealized gains
     (losses) on investments......       (36,050,020)         2,044,449      (12,421,982)         9,092,479
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (16,819,301)        11,273,769      (11,842,738)         9,635,464
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,824,157         2,454,753           122,654           158,997
   Net transfers (including
     fixed account)...............            561,083         (592,795)         5,327,341       (1,680,805)
   Contract charges...............        (1,562,312)       (1,615,596)         (855,303)         (894,483)
   Transfers for contract benefits
     and terminations.............       (12,334,646)       (8,414,805)       (4,586,691)       (5,040,480)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,511,718)       (8,168,443)             8,001       (7,456,771)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,331,019)         3,105,326      (11,834,737)         2,178,693
NET ASSETS:
   Beginning of year..............        131,376,313       128,270,987        70,683,455        68,504,762
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     104,045,294  $    131,376,313  $     58,848,718  $     70,683,455
                                    =================  ================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,791,526)  $     (2,854,279)  $          (191)  $          (186)
   Net realized gains (losses)....       (1,691,871)          (588,268)             1,744             1,209
   Change in unrealized gains
     (losses) on investments......         5,722,312          4,800,233           (1,652)             2,125
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,238,915          1,357,686              (99)             3,148
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,620,384          2,622,382                --                --
   Net transfers (including
     fixed account)...............         3,841,758          9,321,846                --                --
   Contract charges...............       (2,549,046)        (2,626,411)                --                --
   Transfers for contract benefits
     and terminations.............      (21,044,249)       (16,979,649)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (12,131,153)        (7,661,832)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (10,892,238)        (6,304,146)          (12,685)             2,428
NET ASSETS:
   Beginning of year..............       207,536,185        213,840,331            14,923            12,495
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    196,643,947  $     207,536,185  $          2,238  $         14,923
                                    ================  =================  ================  ================


                                        INVESCO V.I. CORE EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (646)  $          (587)
   Net realized gains (losses)....            13,906            20,517
   Change in unrealized gains
     (losses) on investments......          (26,464)           (4,684)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (13,204)            15,246
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............           (2,573)                75
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (4,177)          (56,447)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (6,750)          (56,372)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (19,954)          (41,126)
NET ASSETS:
   Beginning of year..............           130,081           171,207
                                    ----------------  ----------------
   End of year....................  $        110,127  $        130,081
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,783,260  $        557,088  $              9  $               3
   Net realized gains (losses).....         40,594,624        21,270,992               109                 57
   Change in unrealized gains
     (losses) on investments.......      (114,250,594)        37,279,662             (277)                 68
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,872,710)        59,107,742             (159)                128
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,205,893        20,101,042                --                 --
   Net transfers (including
     fixed account)................          7,575,152        13,395,950                --              1,138
   Contract charges................        (7,146,875)       (7,232,802)                --              (522)
   Transfers for contract benefits
     and terminations..............       (76,228,957)      (58,238,576)               (7)              (651)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,594,787)      (31,974,386)               (7)               (35)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (120,467,497)        27,133,356             (166)                 93
NET ASSETS:
   Beginning of year...............        681,403,273       654,269,917             1,110              1,017
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     560,935,776  $    681,403,273  $            944  $           1,110
                                     =================  ================  ================  =================


                                      INVESCO V.I. INTERNATIONAL GROWTH          IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,092,683  $       (306,814)  $           1,514  $          1,241
   Net realized gains (losses).....          6,398,939          7,444,149             14,088           (2,480)
   Change in unrealized gains
     (losses) on investments.......       (50,284,813)         42,782,098           (34,262)            47,423
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (42,793,191)         49,919,433           (18,660)            46,184
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,495,662          3,246,532                200                --
   Net transfers (including
     fixed account)................         18,323,682        (3,134,671)           (13,138)            53,650
   Contract charges................        (3,019,027)        (3,199,879)                (8)               (7)
   Transfers for contract benefits
     and terminations..............       (29,132,218)       (21,257,291)           (32,051)              (12)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,331,901)       (24,345,309)           (44,997)            53,631
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (52,125,092)         25,574,124           (63,657)            99,815
NET ASSETS:
   Beginning of year...............        269,423,754        243,849,630            332,996           233,181
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     217,298,662  $     269,423,754  $         269,339  $        332,996
                                     =================  =================  =================  ================

                                              LMPVET CLEARBRIDGE                          LMPVET
                                          VARIABLE AGGRESSIVE GROWTH         CLEARBRIDGE VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2018               2017               2018              2017
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (2,704,438)  $     (2,855,686)  $       (811,048)  $       (891,816)
   Net realized gains (losses).....         30,911,333         28,733,843         44,196,685         28,854,954
   Change in unrealized gains
     (losses) on investments.......       (56,688,564)         16,514,276       (54,650,170)         42,828,296
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,481,669)         42,392,433       (11,264,533)         70,791,434
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,256,880         12,163,897         18,890,436         12,788,613
   Net transfers (including
     fixed account)................           (58,922)          1,668,829       (15,849,002)             13,177
   Contract charges................        (3,403,106)        (3,351,968)        (5,005,606)        (4,896,400)
   Transfers for contract benefits
     and terminations..............       (32,718,784)       (24,939,914)       (45,729,547)       (32,547,983)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,923,932)       (14,459,156)       (47,693,719)       (24,642,593)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (47,405,601)         27,933,277       (58,958,252)         46,148,841
NET ASSETS:
   Beginning of year...............        321,469,898        293,536,621        452,130,395        405,981,554
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    274,064,297  $     321,469,898  $     393,172,143  $     452,130,395
                                      ================  =================  =================  =================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2018               2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (51,375)  $        (64,634)
   Net realized gains (losses).....         22,678,338          6,426,078
   Change in unrealized gains
     (losses) on investments.......       (35,551,367)         27,815,865
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (12,924,404)         34,177,309
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         11,994,980          8,178,729
   Net transfers (including
     fixed account)................        (3,506,979)            911,632
   Contract charges................        (2,430,895)        (2,404,766)
   Transfers for contract benefits
     and terminations..............       (24,199,142)       (17,115,313)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,142,036)       (10,429,718)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (31,066,440)         23,747,591
NET ASSETS:
   Beginning of year...............        224,472,939        200,725,348
                                     -----------------  -----------------
   End of year.....................  $     193,406,499  $     224,472,939
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                    LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (45,396)  $       (49,414)  $       (18,266)  $       (34,951)
   Net realized gains (losses)....           417,182           338,155           590,716           654,318
   Change in unrealized gains
     (losses) on investments......         (327,244)           377,477       (1,263,154)           287,048
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            44,542           666,218         (690,704)           906,415
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             5,260             3,105            23,428            49,457
   Net transfers (including
     fixed account)...............         (203,085)          (25,383)           208,243       (1,856,934)
   Contract charges...............          (12,359)          (12,122)          (71,780)          (79,504)
   Transfers for contract benefits
     and terminations.............         (880,482)         (543,531)         (583,343)         (594,433)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,090,666)         (577,931)         (423,452)       (2,481,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,046,124)            88,287       (1,114,156)       (1,574,999)
NET ASSETS:
   Beginning of year..............         3,261,658         3,173,371         7,016,572         8,591,571
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,215,534  $      3,261,658  $      5,902,416  $      7,016,572
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE             LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                   CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,719,359)  $    (1,525,109)  $        400,599  $        393,932
   Net realized gains (losses)....        20,768,811         6,294,589         1,604,788         4,986,303
   Change in unrealized gains
     (losses) on investments......      (15,336,872)        17,263,633       (4,061,458)         (875,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,712,580        22,033,113       (2,056,071)         4,504,351
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,239,546         3,327,457           196,353           421,591
   Net transfers (including
     fixed account)...............       (8,047,366)       (4,318,114)           327,139           401,235
   Contract charges...............       (1,447,146)       (1,305,775)         (470,143)         (469,764)
   Transfers for contract benefits
     and terminations.............      (10,955,607)       (8,853,017)       (5,084,764)       (3,560,761)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,210,573)      (11,149,449)       (5,031,415)       (3,207,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,497,993)        10,883,664       (7,087,486)         1,296,652
NET ASSETS:
   Beginning of year..............       113,694,790       102,811,126        40,132,539        38,835,887
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    104,196,797  $    113,694,790  $     33,045,053  $     40,132,539
                                    ================  ================  ================  ================

                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        996,052  $        373,414  $          3,273  $          2,448
   Net realized gains (losses)....         5,663,427        15,727,442            54,660           199,715
   Change in unrealized gains
     (losses) on investments......      (14,026,648)       (1,965,464)         (105,442)          (83,073)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,367,169)        14,135,392          (47,509)           119,090
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,945           478,935                --            12,453
   Net transfers (including
     fixed account)...............         (216,321)         (616,366)             1,713             6,028
   Contract charges...............         (920,536)         (934,163)             (296)             (404)
   Transfers for contract benefits
     and terminations.............       (9,791,066)       (7,328,788)         (210,483)         (254,376)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,272,978)       (8,400,382)         (209,066)         (236,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,640,147)         5,735,010         (256,575)         (117,209)
NET ASSETS:
   Beginning of year..............        89,558,223        83,823,213           803,869           921,078
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     71,918,076  $     89,558,223  $        547,294  $        803,869
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,166,796  $      3,341,225
   Net realized gains (losses)....       (1,103,797)         (676,542)
   Change in unrealized gains
     (losses) on investments......       (6,633,498)         3,451,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,570,499)         6,116,211
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,585,164         1,134,141
   Net transfers (including
     fixed account)...............         1,804,505         2,716,610
   Contract charges...............         (904,804)         (952,072)
   Transfers for contract benefits
     and terminations.............       (9,233,724)       (9,373,450)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,748,859)       (6,474,771)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,319,358)         (358,560)
NET ASSETS:
   Beginning of year..............        87,572,384        87,930,944
                                    ----------------  ----------------
   End of year....................  $     80,253,026  $     87,572,384
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (51)  $           (112)  $          (250)
   Net realized gains (losses)....             1,155             1,240              1,714             4,682
   Change in unrealized gains
     (losses) on investments......           (1,294)               111            (1,928)             (417)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (165)             1,300              (326)             4,015
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                 --                --
   Net transfers (including
     fixed account)...............                --                --              2,929                --
   Contract charges...............                --                --                 --                --
   Transfers for contract benefits
     and terminations.............           (3,230)           (4,084)            (1,219)          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (3,230)           (4,084)              1,710          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (3,395)           (2,784)              1,384          (34,671)
NET ASSETS:
   Beginning of year..............             6,043             8,827              6,563            41,234
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $          2,648  $          6,043  $           7,947  $          6,563
                                    ================  ================  =================  ================

                                                                                  MORGAN STANLEY
                                            MFS(R) VIT RESEARCH              VIF GLOBAL INFRASTRUCTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (151)  $             (9)  $          7,597  $          4,862
   Net realized gains (losses)....             4,184              2,684            14,820            25,749
   Change in unrealized gains
     (losses) on investments......           (5,181)              1,215          (69,920)            27,754
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (1,148)              3,890          (47,503)            58,365
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --             3,025             3,778
   Net transfers (including
     fixed account)...............                --                 --             6,537            47,785
   Contract charges...............                --                 --             (119)              (89)
   Transfers for contract benefits
     and terminations.............             (678)            (4,398)          (45,017)          (68,583)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (678)            (4,398)          (35,574)          (17,109)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (1,826)              (508)          (83,077)            41,256
NET ASSETS:
   Beginning of year..............            21,100             21,608           545,195           503,939
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         19,274  $          21,100  $        462,118  $        545,195
                                    ================  =================  ================  ================

                                                                                  OPPENHEIMER VA
                                         NEUBERGER BERMAN GENESIS            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018            2017 (A)
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (50)  $           (54)  $        (2,789)  $            (47)
   Net realized gains (losses)....               572             1,494             (340)               (90)
   Change in unrealized gains
     (losses) on investments......             (935)             (493)           (7,979)            (3,134)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (413)               947          (11,108)            (3,271)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 50
   Net transfers (including
     fixed account)...............                --                --          (10,093)            259,386
   Contract charges...............                --                --              (23)               (16)
   Transfers for contract benefits
     and terminations.............               (3)           (2,006)           (3,600)            (2,485)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (3)           (2,006)          (13,716)            256,935
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (416)           (1,059)          (24,824)            253,664
NET ASSETS:
   Beginning of year..............             5,505             6,564           253,664                 --
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          5,089  $          5,505  $        228,840  $         253,664
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                            GOVERNMENT MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             --  $           (32)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                 2                --
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                 2              (32)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (150)             (177)
NET ASSETS:
   Beginning of year..............             3,219             3,396
                                    ----------------  ----------------
   End of year....................  $          3,069  $          3,219
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,474,043)  $      (824,978)  $          (257)  $         (163)
   Net realized gains (losses)....        19,484,189        10,132,948            17,255            3,121
   Change in unrealized gains
     (losses) on investments......      (28,702,815)         4,224,374          (30,519)           12,465
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,692,669)        13,532,344          (13,521)           15,423
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,244,630         1,283,733                --               --
   Net transfers (including
     fixed account)...............       (2,268,049)       (2,190,062)                --               --
   Contract charges...............       (1,253,357)       (1,304,527)                --               --
   Transfers for contract benefits
     and terminations.............      (15,016,227)       (9,826,409)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,293,003)      (12,037,265)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (27,985,672)         1,495,079         (100,983)           11,735
NET ASSETS:
   Beginning of year..............       116,688,023       115,192,944           113,981          102,246
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     88,702,351  $    116,688,023  $         12,998  $       113,981
                                    ================  ================  ================  ===============

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2018             2017              2018              2017
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         2,253  $         44,210  $          5,830  $            334
   Net realized gains (losses)....           (5,559)           (9,161)             3,675             2,254
   Change in unrealized gains
     (losses) on investments......          (66,127)          (32,485)          (13,072)            15,463
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (69,433)             2,564           (3,567)            18,051
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,700            14,701             1,336             1,741
   Net transfers (including
     fixed account)...............             5,480            20,842            42,724            48,507
   Contract charges...............              (49)              (75)              (66)              (64)
   Transfers for contract benefits
     and terminations.............          (26,852)          (39,639)          (57,629)          (64,152)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (18,721)           (4,171)          (13,635)          (13,968)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (88,154)           (1,607)          (17,202)             4,083
NET ASSETS:
   Beginning of year..............           463,243           464,850           564,134           560,051
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $       375,089  $        463,243  $        546,932  $        564,134
                                     ===============  ================  ================  ================

                                                PIMCO VIT
                                          EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,711  $         31,271  $      (596,306)  $      (517,266)
   Net realized gains (losses)....           (3,166)             2,773         5,632,080         6,180,507
   Change in unrealized gains
     (losses) on investments......          (78,997)            32,872      (18,355,064)         1,654,564
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,452)            66,916      (13,319,290)         7,317,805
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,207             4,294         1,361,526         1,259,070
   Net transfers (including
     fixed account)...............             7,731           251,758         2,365,298           776,762
   Contract charges...............             (102)             (104)         (655,786)         (687,778)
   Transfers for contract benefits
     and terminations.............          (46,839)          (47,137)       (8,281,154)       (6,607,009)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,003)           208,811       (5,210,116)       (5,258,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (94,455)           275,727      (18,529,406)         2,058,850
NET ASSETS:
   Beginning of year..............           921,470           645,743        69,380,389        67,321,539
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        827,015  $        921,470  $     50,850,983  $     69,380,389
                                    ================  ================  ================  ================


                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,941  $          1,618
   Net realized gains (losses)....            18,597            15,679
   Change in unrealized gains
     (losses) on investments......          (41,198)          (13,505)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (20,660)             3,792
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               555               334
   Net transfers (including
     fixed account)...............             2,718            17,579
   Contract charges...............           (3,242)           (3,098)
   Transfers for contract benefits
     and terminations.............          (11,990)          (26,920)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (11,959)          (12,105)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (32,619)           (8,313)
NET ASSETS:
   Beginning of year..............           243,714           252,027
                                    ----------------  ----------------
   End of year....................  $        211,095  $        243,714
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,059  $         (1,625)  $        (59,385)  $        (48,580)
   Net realized gains (losses)......                 --                 --            957,143          1,376,079
   Change in unrealized gains
     (losses) on investments........               (16)                 --          (989,532)            722,890
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,043            (1,625)           (91,774)          2,050,389
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            225,757            228,728
   Net transfers (including
     fixed account).................                 --          (126,898)          (268,886)          (117,076)
   Contract charges.................               (75)              (108)            (1,017)            (1,098)
   Transfers for contract benefits
     and terminations...............          (210,390)           (14,683)          (660,287)          (557,208)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (210,465)          (141,689)          (704,433)          (446,654)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (209,422)          (143,314)          (796,207)          1,603,735
NET ASSETS:
   Beginning of year................            389,371            532,685          7,996,385          6,392,650
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         179,949  $         389,371  $       7,200,178  $       7,996,385
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           2,454  $           3,036  $           (772)  $           (820)
   Net realized gains (losses)......             27,076             18,893             15,166             11,346
   Change in unrealized gains
     (losses) on investments........          (105,877)             84,436           (19,785)              9,713
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (76,347)            106,365            (5,391)             20,239
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,174             19,749                 --                 --
   Net transfers (including
     fixed account).................                 --             11,575             30,491                279
   Contract charges.................               (70)               (69)               (83)               (91)
   Transfers for contract benefits
     and terminations...............           (15,504)            (3,303)            (4,213)           (17,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              4,600             27,952             26,195           (17,545)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (71,747)            134,317             20,804              2,694
NET ASSETS:
   Beginning of year................            517,492            383,175            146,640            143,946
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         445,745  $         517,492  $         167,444  $         146,640
                                      =================  =================  =================  =================

(a) For the period April 28, 2017 to December 31, 2017.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     Oppenheimer Variable Account Funds ("Oppenheimer
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")    VA")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price Government Money Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                    T. Rowe Price International Fund, Inc.
   ("LMPVET")                                                The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

Alger Small Cap Growth Sub-Account                     American Funds(R) Global Small Capitalization
American Funds(R) Bond Sub-Account (a)                   Sub-Account (a)
American Funds(R) Global Growth Sub-Account (a)        American Funds(R) Growth Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


American Funds(R) Growth-Income Sub-Account (a)          BHFTI PanAgora Global Diversified Risk
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account
BHFTI American Funds(R) Balanced Allocation              BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds(R) Growth Allocation                BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI American Funds(R) Growth Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                           BHFTI Wells Capital Management Mid Cap Value
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII Baillie Gifford International Stock
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Capital Appreciation
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-           Sub-Account (a)
   Account                                               BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account               Company Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                         Opportunities Sub-Account (a)
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Frontier Mid Cap Growth Sub-Account
   Government Income Sub-Account                         BHFTII Jennison Growth Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MFS(R) Value Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Large Cap Growth
BHFTI MFS(R) Research International Sub-Account (a)        Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII T. Rowe Price Small Cap Growth
   Sub-Account (a)                                         Sub-Account (a)
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII VanEck Global Natural Resources
                                                           Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Western Asset Management Strategic Bond           LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Sub-Account (a)                            Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVET ClearBridge Variable Small Cap Growth
DWS CROCI(R) International VIP Sub-Account                  Sub-Account (a)
Federated High Income Bond Sub-Account                   LMPVET QS Variable Conservative Growth
Federated Kaufman Sub-Account                               Sub-Account
Fidelity(R) VIP Asset Manager Sub-Account                LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET QS Variable Moderate Growth Sub-Account
Fidelity(R) VIP Equity-Income Sub-Account                LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP FundsManager 50% Sub-Account                Bond Sub-Account (a)
Fidelity(R) VIP FundsManager 60% Sub-Account             MFS(R) VIT Investors Trust Sub-Account
Fidelity(R) VIP Government Money Market                  MFS(R) VIT New Discovery Sub-Account
   Sub-Account                                           MFS(R) VIT Research Sub-Account
Fidelity(R) VIP Growth Sub-Account                       Morgan Stanley VIF Global Infrastructure
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      Neuberger Berman Genesis Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     Oppenheimer VA Global Multi-Alternatives
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Oppenheimer VA Government Money Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Oppenheimer VA Main Street Small Cap
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             Oppenheimer VA Main Street Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Commodity RealReturn(R) Strategy
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account               PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Pioneer VCT Mid Cap Value Sub-Account
Ivy VIP Asset Strategy Sub-Account                       Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price Government Money Sub-Account
   Sub-Account (a)                                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Appreciation                 T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Total Return Bond Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset    BHFTI Schroders Global Multi-Asset II Sub-Account
   Plus Sub-Account
BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche I CROCI(R) International VIP                  DWS CROCI(R) International VIP
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

TRUST NAME CHANGE:

Former Name                                               New Name

Deutsche Variable Series I                                Deutsche DWS Variable Series I

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,099,884       53,809,538         2,773,261         6,398,878
     American Funds(R) Bond Sub-Account.........................     12,001,777      128,156,615        12,298,261        19,613,291
     American Funds(R) Global Growth Sub-Account................     10,185,771      239,993,154        31,279,930        37,356,847
     American Funds(R) Global Small Capitalization Sub-Account..      4,455,369       90,782,093         7,491,328        17,001,992
     American Funds(R) Growth Sub-Account.......................      9,205,978      556,715,882        80,031,963       157,222,396
     American Funds(R) Growth-Income Sub-Account................      7,775,801      315,800,932        44,962,307        63,211,985
     BHFTI AB Global Dynamic Allocation Sub-Account.............    237,835,773    2,432,091,223        67,554,994       332,416,327
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    313,241,838    2,895,048,856       238,039,293       336,044,767
     BHFTI American Funds(R) Growth Allocation Sub-Account......    189,515,389    1,652,129,842       148,521,520       183,685,848
     BHFTI American Funds(R) Growth Sub-Account.................     73,101,332      686,391,965       142,013,332        79,065,422
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    151,165,920    1,415,129,827       104,415,155       185,487,647
     BHFTI AQR Global Risk Balanced Sub-Account.................    248,180,243    2,539,138,515       213,719,300       263,854,175
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    465,991,685    4,593,698,714       416,419,519       517,972,314
     BHFTI BlackRock High Yield Sub-Account.....................     31,231,361      247,201,924        32,764,158        23,739,206
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     43,426,377      473,252,476        35,417,592        74,794,452
     BHFTI Brighthouse Balanced Plus Sub-Account................    697,652,997    7,237,690,477       820,589,818       511,651,969
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,372,264      205,665,554        17,997,429        37,152,121
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     37,266,275      360,295,394        32,852,407        39,678,397
     BHFTI Brighthouse/Artisan International Sub-Account........         29,617          286,270            36,360            14,658
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      7,543,344       77,631,782        20,985,462         6,096,894
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,612,917      143,605,642        12,942,832        22,880,165
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,222,328       36,477,110           739,111         6,158,102
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,052,126       11,783,933         2,308,641         2,008,009
     BHFTI Clarion Global Real Estate Sub-Account...............     20,562,820      235,057,435        16,200,151        29,957,667
     BHFTI ClearBridge Aggressive Growth Sub-Account............     23,191,036      250,743,602        26,923,565        85,773,403
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account.......................................     50,142,000      536,316,883        31,455,726        77,049,260
     BHFTI Harris Oakmark International Sub-Account.............     42,566,745      600,019,012        75,240,207        42,599,697
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    102,116,637    1,038,823,634        99,180,524        96,689,328
     BHFTI Invesco Comstock Sub-Account.........................     45,091,576      552,908,076        62,351,819       101,076,434
     BHFTI Invesco Small Cap Growth Sub-Account.................     24,029,880      333,161,585        56,162,714        39,053,549
     BHFTI JPMorgan Core Bond Sub-Account.......................     31,300,011      326,153,395        21,240,226        41,431,238
     BHFTI JPMorgan Global Active Allocation Sub-Account........    105,193,550    1,168,607,697       227,182,296        93,065,106
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,325,991       19,411,217         2,081,237         3,058,840
     BHFTI Loomis Sayles Global Markets Sub-Account.............      8,824,614      113,356,123        18,399,199        17,883,286
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     77,655,896      910,042,120       103,275,862        55,593,336
     BHFTI MFS(R) Research International Sub-Account............     20,359,272      222,214,756        11,850,745        30,136,858
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     12,625,069      160,470,455        52,901,122        56,492,900
     BHFTI Oppenheimer Global Equity Sub-Account................      2,456,619       45,154,829         6,964,993        10,262,456
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     11,760,624      125,319,489        13,386,165        29,779,792
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     58,855,772      633,904,420        20,101,591        71,613,595
     BHFTI PIMCO Total Return Sub-Account.......................    119,077,837    1,394,007,971        52,104,555       178,039,545
     BHFTI Schroders Global Multi-Asset Sub-Account.............     79,170,472      924,926,136       545,538,061       163,769,574
     BHFTI SSGA Growth and Income ETF Sub-Account...............    102,876,090    1,132,045,759        87,418,170       149,727,046
     BHFTI SSGA Growth ETF Sub-Account..........................     36,450,008      391,179,702        44,500,704        70,767,836
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,323,025      632,858,773        91,970,309        95,172,388
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     45,812,268      423,625,459        73,214,924        72,546,464
     BHFTI TCW Core Fixed Income Sub-Account....................         30,725          311,313            33,787            68,430
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     13,308,598      224,870,656        47,775,132        46,414,883
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................     11,232,887      142,651,179        27,809,011        19,327,661
     BHFTII Baillie Gifford International Stock Sub-Account.....     18,099,225      174,619,336        15,323,551        26,755,128

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Bond Income Sub-Account...................        733,236        77,509,782        12,425,801        7,824,288
     BHFTII BlackRock Capital Appreciation Sub-Account..........        695,927        26,027,663        17,093,461        3,533,919
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,867,510       287,561,795        75,428,368       80,559,693
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     10,212,384       110,296,916        34,667,915       27,383,260
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    288,245,708     3,449,920,230       176,342,841      545,195,005
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    481,668,350     6,081,500,098       338,040,369      812,779,386
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    397,470,728     5,469,642,171       332,637,839      686,461,188
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        755,469       163,690,542        12,807,386       30,662,250
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,265,249        73,201,696        17,310,089       10,390,664
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     23,136,001       667,465,653        63,600,146      154,250,501
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,042,584        62,155,306        10,827,259       12,653,260
     BHFTII Jennison Growth Sub-Account.........................     31,855,337       416,058,326        91,794,415       72,858,169
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,231        13,295,161         2,184,110        1,433,529
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         24,543           328,691           108,554          110,921
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,608,980       309,044,744        31,917,782       40,772,978
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,543,986       137,829,775        25,160,089       22,280,571
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,792,996       106,694,662        13,455,479       11,076,660
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      7,610,949       127,820,331        28,164,354       17,784,952
     BHFTII MetLife Stock Index Sub-Account.....................     12,323,592       455,409,632        86,896,740       91,106,586
     BHFTII MFS(R) Total Return Sub-Account.....................        236,137        35,816,704         4,261,884        5,728,062
     BHFTII MFS(R) Value Sub-Account............................     18,087,716       269,711,749        37,745,472       42,099,199
     BHFTII Neuberger Berman Genesis Sub-Account................      6,001,858        94,879,216        18,086,525       21,323,147
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     12,828,897       278,903,287        83,932,661       29,657,317
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        601,858        11,575,939         2,512,964        2,457,553
     BHFTII VanEck Global Natural Resources Sub-Account.........      7,868,281        91,338,871         7,791,568       13,062,284
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     74,207,375       963,903,380        76,603,075      111,606,223
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,844,204       236,869,159        17,678,048       31,521,105
     BlackRock Global Allocation V.I. Sub-Account...............        539,311         7,605,909         5,311,526          481,217
     DWS CROCI(R) International VIP Sub-Account.................      1,542,497        14,229,425           298,313        1,371,659
     Federated High Income Bond Sub-Account.....................            317             2,174               158               23
     Federated Kaufman Sub-Account..............................          3,249            48,485             4,455            1,033
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,333,065        65,959,547         3,557,472        9,869,469
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,195,281       450,379,893        65,344,578       84,253,876
     Fidelity(R) VIP Equity-Income Sub-Account..................        191,706         4,249,144           321,712          714,781
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    324,996,837     3,848,436,857       398,239,175      700,844,647
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    210,052,654     2,136,302,174       337,025,492      489,472,045
     Fidelity(R) VIP Government Money Market Sub-Account........     17,486,564        17,486,564         2,145,464        2,261,068
     Fidelity(R) VIP Growth Sub-Account.........................      2,538,439       114,759,830        26,253,937       18,610,493
     Fidelity(R) VIP Index 500 Sub-Account......................        221,433        30,670,478         1,477,802        7,818,810
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,523,707       348,138,122        42,276,842       53,994,791
     Fidelity(R) VIP Overseas Sub-Account.......................        188,655         3,498,417           178,766          415,357
     FTVIPT Franklin Income VIP Sub-Account.....................     14,828,519       223,751,898        12,712,953       32,062,342
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,088,702       109,776,623         8,283,664       17,826,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      7,126,390       121,588,171        21,086,018       13,384,231
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,619,213        68,040,592         5,925,202        5,375,290
     FTVIPT Templeton Global Bond VIP Sub-Account...............     11,684,133       212,953,197         4,564,227       19,486,928
     Invesco V.I. American Franchise Sub-Account................             39             2,234               988           12,763
     Invesco V.I. Core Equity Sub-Account.......................          3,560           104,659            27,246           26,520
     Invesco V.I. Equity and Income Sub-Account.................     34,971,046       523,357,855        44,401,971       62,788,972
     Invesco V.I. Growth and Income Sub-Account.................             54             1,027               146               32
     Invesco V.I. International Growth Sub-Account..............      6,684,031       187,089,194        11,280,063       17,747,593
     Ivy VIP Asset Strategy Sub-Account.........................         32,485           296,186            23,539           55,080

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     11,887,662      250,963,646        37,092,073       38,654,999
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     10,115,331      289,023,207        38,663,423       68,901,913
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................     11,034,697      138,735,315        19,434,908       24,886,198
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         92,897        1,808,288           161,809        1,225,787
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        330,300        5,919,979           932,244          949,530
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,382,598       85,501,089        19,399,533       22,093,404
     LMPVET QS Variable Conservative Growth Sub-Account.........      2,497,737       32,525,644         2,318,432        5,938,464
     LMPVET QS Variable Growth Sub-Account......................      5,894,926       76,015,222         7,426,870       12,151,292
     LMPVET QS Variable Moderate Growth Sub-Account.............         45,009          545,766            45,601          223,459
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,061,377       94,494,017        10,445,987       10,028,127
     MFS(R) VIT Investors Trust Sub-Account.....................             98            2,092               147            3,276
     MFS(R) VIT New Discovery Sub-Account.......................            455            8,363             5,376            2,651
     MFS(R) VIT Research Sub-Account............................            773           17,358             7,349            5,735
     Morgan Stanley VIF Global Infrastructure Sub-Account.......         68,362          531,558            61,248           69,880
     Neuberger Berman Genesis Sub-Account.......................            106            4,472               554               55
     Oppenheimer VA Global Multi-Alternatives Sub-Account.......         24,166          239,963            17,818           23,063
     Oppenheimer VA Government Money Sub-Account................          3,075            3,075                41              189
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,428,454       84,048,111        15,248,994       19,613,084
     Oppenheimer VA Main Street Sub-Account.....................            485           11,561            11,142           89,016
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account......         62,620          481,826            26,141           42,638
     PIMCO VIT Dynamic Bond Sub-Account.........................         52,844          539,899           103,685          110,597
     PIMCO VIT Emerging Markets Bond Sub-Account................         68,863          866,931           110,586          122,885
     Pioneer VCT Mid Cap Value Sub-Account......................      3,312,769       60,826,080         6,827,629        7,327,327
     Pioneer VCT Real Estate Shares Sub-Account.................         16,783          263,417            51,314           37,382
     T. Rowe Price Government Money Sub-Account.................        179,949          179,949            52,152          261,584
     T. Rowe Price Growth Stock Sub-Account.....................        126,076        5,520,481           796,251          967,861
     T. Rowe Price International Stock Sub-Account..............         29,742          441,961            48,279           18,313
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          6,683          178,934            48,597            8,677

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                       ALGER SMALL CAP GROWTH            AMERICAN FUNDS(R) BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,933,840       3,200,478        7,338,385        7,293,353
Units issued and transferred
   from other funding options....          369,515          73,929        1,380,319        1,163,765
Units redeemed and transferred to
   other funding options.........        (615,303)       (340,567)      (1,513,987)      (1,118,733)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,688,052       2,933,840        7,204,717        7,338,385
                                   ===============  ==============  ===============  ===============


                                                                            AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------   ---------------  --------------

Units beginning of year..........       6,214,664        6,980,723         2,697,437       2,939,876
Units issued and transferred
   from other funding options....         793,900          473,951           211,151         155,730
Units redeemed and transferred to
   other funding options.........       (989,409)      (1,240,010)         (451,217)       (398,169)
                                   --------------  ---------------   ---------------  --------------
Units end of year................       6,019,155        6,214,664         2,457,371       2,697,437
                                   ==============  ===============   ===============  ==============



                                      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,352,201        2,741,584       2,282,271        2,163,637
Units issued and transferred
   from other funding options....           35,932           49,296         695,804          421,891
Units redeemed and transferred to
   other funding options.........        (435,942)        (438,679)       (353,652)        (303,257)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,952,191        2,352,201       2,624,423        2,282,271
                                   ===============  ===============  ==============  ===============

                                              BHFTI AB                  BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)
                                      GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION               GROWTH ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017            2018             2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     234,041,870      252,960,506      220,323,596     234,371,003      122,012,392     128,517,470
Units issued and transferred
   from other funding options....       5,033,116        7,309,600       13,046,913      12,732,269        7,871,252       9,046,966
Units redeemed and transferred to
   other funding options.........    (26,203,665)     (26,228,236)     (30,291,201)    (26,779,676)     (16,392,653)    (15,552,044)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................     212,871,321      234,041,870      203,079,308     220,323,596      113,490,991     122,012,392
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                   BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018            2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       73,869,010      77,428,972      111,929,949      121,315,385
Units issued and transferred
   from other funding options....       14,488,104      10,380,251        4,434,950        4,847,161
Units redeemed and transferred to
   other funding options.........     (15,679,809)    (13,940,213)     (15,339,293)     (14,232,597)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       72,677,305      73,869,010      101,025,606      111,929,949
                                   ===============  ==============  ===============  ===============


                                              BHFTI AQR
                                        GLOBAL RISK BALANCED
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........     202,498,724      221,364,216
Units issued and transferred
   from other funding options....       3,567,226        8,275,088
Units redeemed and transferred to
   other funding options.........    (23,999,372)     (27,140,580)
                                   --------------  ---------------
Units end of year................     182,066,578      202,498,724
                                   ==============  ===============

                                           BHFTI BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES       BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     388,316,355     421,174,334        8,401,774        8,860,074
Units issued and transferred
   from other funding options....       6,393,453      10,727,762        1,892,652          913,219
Units redeemed and transferred to
   other funding options.........    (40,953,715)    (43,585,741)      (1,936,985)      (1,371,519)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     353,756,093     388,316,355        8,357,441        8,401,774
                                   ==============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       30,589,042       33,538,308       528,210,748      536,906,397
Units issued and transferred
   from other funding options....        1,603,629          978,836        29,410,004       43,732,562
Units redeemed and transferred to
   other funding options.........      (4,428,439)      (3,928,102)      (54,453,717)     (52,428,211)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       27,764,232       30,589,042       503,167,035      528,210,748
                                   ===============  ===============   ===============  ===============


                                                BHFTI                 BHFTI BRIGHTHOUSE/ABERDEEN
                                     BRIGHTHOUSE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        8,335,979       9,362,462      35,923,134       39,351,974
Units issued and transferred
   from other funding options....          543,727         946,259       6,165,444        3,778,220
Units redeemed and transferred to
   other funding options.........      (1,513,806)     (1,972,742)     (7,035,636)      (7,207,060)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        7,365,900       8,335,979      35,052,942       35,923,134
                                   ===============  ==============  ==============  ===============

                                         BHFTI BRIGHTHOUSE/                 BHFTI BRIGHTHOUSE/
                                        ARTISAN INTERNATIONAL            EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           28,148           27,485        5,324,129        5,632,610
Units issued and transferred
   from other funding options....            3,009            4,289        2,521,694        1,227,758
Units redeemed and transferred to
   other funding options.........          (1,116)          (3,626)      (1,419,193)      (1,536,239)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           30,041           28,148        6,426,630        5,324,129
                                   ===============  ===============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,198,406       14,680,889        3,032,605        3,153,303
Units issued and transferred
   from other funding options....        2,636,228        3,497,683          221,615          313,147
Units redeemed and transferred to
   other funding options.........      (3,686,719)      (2,980,166)        (616,607)        (433,845)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,147,915       15,198,406        2,637,613        3,032,605
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                          LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          825,196          931,137       13,335,708       14,214,001
Units issued and transferred
   from other funding options....           22,090           28,514        1,017,953        1,423,759
Units redeemed and transferred to
   other funding options.........         (92,571)        (134,455)      (2,287,956)      (2,302,052)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          754,715          825,196       12,065,705       13,335,708
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            BHFTI FIDELITY
                                                BHFTI              INSTITUTIONAL ASSET MANAGEMENT(R)
                                    CLEARBRIDGE AGGRESSIVE GROWTH          GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ----------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........      27,853,512      31,716,282       52,602,412       59,975,014
Units issued and transferred
   from other funding options....       1,653,771       2,581,853        6,041,394        5,408,710
Units redeemed and transferred to
   other funding options.........     (5,923,623)     (6,444,623)     (11,033,150)     (12,781,312)
                                   --------------  --------------  ---------------  ---------------
Units end of year................      23,583,660      27,853,512       47,610,656       52,602,412
                                   ==============  ==============  ===============  ===============



                                                 BHFTI                             BHFTI
                                     HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2018            2017              2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       20,719,834       23,007,569       827,358,429      818,076,929
Units issued and transferred
   from other funding options....        3,890,204        2,373,311        50,321,588      139,994,207
Units redeemed and transferred to
   other funding options.........      (3,557,889)      (4,661,046)     (112,416,156)    (130,712,707)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       21,052,149       20,719,834       765,263,861      827,358,429
                                   ===============  ===============   ===============  ===============



                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       32,917,318      36,743,760       9,589,654       10,669,549
Units issued and transferred
   from other funding options....        2,261,945       2,531,336       1,573,020        1,042,101
Units redeemed and transferred to
   other funding options.........      (5,754,183)     (6,357,778)     (2,144,164)      (2,121,996)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       29,425,080      32,917,318       9,018,510        9,589,654
                                   ===============  ==============  ==============  ===============

                                                                           BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND        GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017             2018            2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      30,860,383      31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
Units issued and transferred
   from other funding options....       4,176,590       5,230,640      154,818,543      96,824,848           55,857          66,964
Units redeemed and transferred to
   other funding options.........     (6,427,690)     (5,434,616)    (112,860,400)   (116,875,900)        (148,326)       (175,606)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      28,609,283      30,860,383      870,005,941     828,047,798          940,191       1,032,660
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                BHFTI                         BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,449,959        8,505,955     602,325,151      583,908,748
Units issued and transferred
   from other funding options....          818,562          510,413      61,553,063       86,847,499
Units redeemed and transferred to
   other funding options.........      (1,261,590)      (1,566,409)    (69,508,866)     (68,431,096)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,006,931        7,449,959     594,369,348      602,325,151
                                   ===============  ===============  ==============  ===============


                                            BHFTI MFS(R)
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........      14,986,140       16,956,442
Units issued and transferred
   from other funding options....       1,408,933        1,073,153
Units redeemed and transferred to
   other funding options.........     (2,462,703)      (3,043,455)
                                   --------------  ---------------
Units end of year................      13,932,370       14,986,140
                                   ==============  ===============

                                        BHFTI MORGAN STANLEY                     BHFTI                       BHFTI PANAGORA
                                           MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018            2017             2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      11,326,489       12,770,536       1,939,475        2,333,207     128,771,774      95,787,147
Units issued and transferred
   from other funding options....       1,047,701          831,232          88,496           44,666       9,716,981      68,660,741
Units redeemed and transferred to
   other funding options.........     (2,925,257)      (2,275,279)       (336,504)        (438,398)    (31,833,264)    (35,676,114)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       9,448,933       11,326,489       1,691,467        1,939,475     106,655,491     128,771,774
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                             BHFTI PIMCO                                                     BHFTI SCHRODERS
                                      INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       43,727,125      43,749,123       83,642,926      84,045,933      442,077,911     459,001,172
Units issued and transferred
   from other funding options....        4,374,269       6,838,374        9,505,039      11,101,098      375,830,386      42,041,385
Units redeemed and transferred to
   other funding options.........      (8,021,022)     (6,860,372)     (16,607,856)    (11,504,105)    (138,467,950)    (58,964,646)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       40,080,372      43,727,125       76,540,109      83,642,926      679,440,347     442,077,911
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                               BHFTI SSGA                                                        BHFTI
                                          GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF      T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2018            2017            2018            2017            2018            2017
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      78,213,763      85,949,744      28,040,270      30,512,706      10,083,649      11,082,070
Units issued and transferred
   from other funding options......       2,423,048       3,342,742       1,630,444       1,656,294         836,376         694,387
Units redeemed and transferred to
   other funding options...........     (9,971,440)    (11,078,723)     (4,766,328)     (4,128,730)     (1,846,432)     (1,692,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      70,665,371      78,213,763      24,904,386      28,040,270       9,073,593      10,083,649
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                  BHFTI                                                       BHFTI VICTORY
                                      T. ROWE PRICE MID CAP GROWTH     BHFTI TCW CORE FIXED INCOME       SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      22,282,585      25,320,043          34,566           29,430       6,509,324       7,068,224
Units issued and transferred
   from other funding options......       1,999,060       1,816,483           2,856            7,916         421,989         777,950
Units redeemed and transferred to
   other funding options...........     (4,619,517)     (4,853,941)         (6,703)          (2,780)     (1,403,414)     (1,336,850)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................      19,662,128      22,282,585          30,719           34,566       5,527,899       6,509,324
                                     ==============  ==============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         BHFTI WELLS CAPITAL                 BHFTII BAILLIE
                                      MANAGEMENT MID CAP VALUE         GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,092,444        5,715,456      19,385,638       22,804,816
Units issued and transferred
   from other funding options....          874,015          464,666       3,089,235        1,193,108
Units redeemed and transferred to
   other funding options.........        (935,449)      (1,087,678)     (3,846,053)      (4,612,286)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,031,010        5,092,444      18,628,820       19,385,638
                                   ===============  ===============  ==============  ===============


                                                                            BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        1,210,717        1,269,349         510,906          584,767
Units issued and transferred
   from other funding options....          269,116          185,324      12,277,614           31,373
Units redeemed and transferred to
   other funding options.........        (217,112)        (243,956)       (653,219)        (105,234)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,262,721        1,210,717      12,135,301          510,906
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK                       BHFTII
                                        ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       28,762,874      33,915,071        6,959,208        7,192,154
Units issued and transferred
   from other funding options....       14,146,935       9,070,046        2,773,172        2,264,541
Units redeemed and transferred to
   other funding options.........     (13,995,141)    (14,222,243)      (2,389,847)      (2,497,487)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       28,914,668      28,762,874        7,342,533        6,959,208
                                   ===============  ==============  ===============  ===============

                                               BHFTII                            BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 40   BRIGHTHOUSE ASSET ALLOCATION 60
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      233,277,672      266,351,270      369,390,513      407,551,536
Units issued and transferred
   from other funding options....        3,319,688        4,120,087        6,602,677        8,130,613
Units redeemed and transferred to
   other funding options.........     (33,690,658)     (37,193,685)     (46,925,815)     (46,291,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      202,906,702      233,277,672      329,067,375      369,390,513
                                   ===============  ===============  ===============  ===============


                                               BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                   BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      320,858,282      353,810,551        7,979,852        9,275,939
Units issued and transferred
   from other funding options....        6,439,520        6,230,447          416,969          755,020
Units redeemed and transferred to
   other funding options.........     (38,060,221)     (39,182,716)      (1,424,014)      (2,051,107)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      289,237,581      320,858,282        6,972,807        7,979,852
                                   ===============  ===============  ===============  ===============


                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,741,436        2,814,983       26,398,229       29,665,645
Units issued and transferred
   from other funding options....          777,861          532,375          774,169        1,185,952
Units redeemed and transferred to
   other funding options.........        (717,351)        (605,922)      (5,082,966)      (4,453,368)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,801,946        2,741,436       22,089,432       26,398,229
                                   ===============  ===============  ===============  ===============

                                                 BHFTII
                                         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2018            2017            2018             2017
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        2,948,860       3,317,626      18,321,429       21,756,762
Units issued and transferred
   from other funding options......          254,869         298,509       3,165,531        1,341,781
Units redeemed and transferred to
   other funding options...........        (610,762)       (667,275)     (4,854,157)      (4,777,114)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,592,967       2,948,860      16,632,803       18,321,429
                                     ===============  ==============  ==============  ===============


                                                 BHFTII                          BHFTII
                                      LOOMIS SAYLES SMALL CAP CORE   LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------  ---------------  --------------

Units beginning of year............         215,634         241,747           14,487          15,428
Units issued and transferred
   from other funding options......          15,540          31,506            2,463             605
Units redeemed and transferred to
   other funding options...........        (22,817)        (57,619)          (4,061)         (1,546)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         208,357         215,634           12,889          14,487
                                     ==============  ==============  ===============  ==============


                                                 BHFTII                           BHFTII
                                      METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2018             2017            2018            2017
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      21,705,738       21,606,441       5,121,934       5,338,539
Units issued and transferred
   from other funding options......       4,011,610        4,669,594         772,111         858,977
Units redeemed and transferred to
   other funding options...........     (5,200,497)      (4,570,297)     (1,086,869)     (1,075,582)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      20,516,851       21,705,738       4,807,176       5,121,934
                                     ==============  ===============  ==============  ==============

                                               BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX      METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        8,636,458       9,185,190        4,832,284       5,131,926       22,657,750      25,218,819
Units issued and transferred
   from other funding options....        1,471,651       1,063,255        1,071,304         858,761        3,884,794       2,587,348
Units redeemed and transferred to
   other funding options.........      (1,469,703)     (1,611,987)      (1,076,518)     (1,158,403)      (5,191,822)     (5,148,417)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        8,638,406       8,636,458        4,827,070       4,832,284       21,350,722      22,657,750
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                                 BHFTII
                                     BHFTII MFS(R) TOTAL RETURN           BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........         607,860          645,393      10,064,425       11,015,597       4,920,073       5,470,799
Units issued and transferred
   from other funding options....          32,811           61,042       1,313,891        1,035,297         320,327         347,072
Units redeemed and transferred to
   other funding options.........        (93,043)         (98,575)     (2,032,971)      (1,986,469)       (927,239)       (897,798)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         547,628          607,860       9,345,345       10,064,425       4,313,161       4,920,073
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                                BHFTII                           BHFTII
                                    T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017            2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,507,642       17,003,069          336,378          373,919
Units issued and transferred
   from other funding options....        4,597,720        3,782,782           51,229           46,589
Units redeemed and transferred to
   other funding options.........      (4,271,559)      (4,278,209)         (74,915)         (84,130)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,833,803       16,507,642          312,692          336,378
                                   ===============  ===============  ===============  ===============


                                                                                BHFTII
                                            BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017            2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,083,667        6,924,892       31,331,458       32,852,094
Units issued and transferred
   from other funding options....       1,309,071        2,048,769        3,488,138        2,776,153
Units redeemed and transferred to
   other funding options.........     (1,507,846)      (1,889,994)      (5,729,929)      (4,296,789)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,884,892        7,083,667       29,089,667       31,331,458
                                   ==============  ===============  ===============  ===============



                                        BHFTII WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      13,730,177       14,126,610          128,262          123,935
Units issued and transferred
   from other funding options....       2,157,907        1,972,768          235,612           10,374
Units redeemed and transferred to
   other funding options.........     (3,023,965)      (2,369,201)         (36,295)          (6,047)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      12,864,119       13,730,177          327,579          128,262
                                   ==============  ===============  ===============  ===============

                                            DWS CROCI(R)
                                          INTERNATIONAL VIP           FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        1,302,718       1,416,905             168            2,435
Units issued and transferred
   from other funding options....           59,066          53,127             336               --
Units redeemed and transferred to
   other funding options.........        (172,657)       (167,314)           (336)          (2,267)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        1,189,127       1,302,718             168              168
                                   ===============  ==============  ==============  ===============



                                           FEDERATED KAUFMAN           FIDELITY(R) VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018            2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,219            5,331        4,080,387        4,493,375
Units issued and transferred
   from other funding options....            5,211               --          384,874           84,551
Units redeemed and transferred to
   other funding options.........          (5,219)            (112)        (880,992)        (497,539)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,211            5,219        3,584,269        4,080,387
                                   ===============  ===============  ===============  ===============



                                     FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,143,633       21,259,478          216,963          230,181
Units issued and transferred
   from other funding options....        2,042,711        1,502,897          197,453              807
Units redeemed and transferred to
   other funding options.........      (3,702,897)      (2,618,742)        (226,094)         (14,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,483,447       20,143,633          188,322          216,963
                                   ===============  ===============  ===============  ===============


                                   FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       316,884,820      339,562,460       191,801,626      250,989,708
Units issued and transferred
   from other funding options....           472,401          391,910           433,342          717,060
Units redeemed and transferred to
   other funding options.........      (42,185,189)     (23,069,550)      (30,798,521)     (59,905,142)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................       275,172,032      316,884,820       161,436,447      191,801,626
                                    ===============  ===============   ===============  ===============


                                           FIDELITY(R) VIP
                                       GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       2,578,960       2,758,925        5,678,425        6,179,280
Units issued and transferred
   from other funding options....         581,291         388,054          886,033          111,870
Units redeemed and transferred to
   other funding options.........       (605,837)       (568,019)      (1,348,237)        (612,725)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       2,554,414       2,578,960        5,216,221        5,678,425
                                   ==============  ==============  ===============  ===============



                                       FIDELITY(R) VIP INDEX 500          FIDELITY(R) VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,974,819        2,222,100        5,822,703        6,382,115
Units issued and transferred
   from other funding options....            4,366            6,441          356,491          283,381
Units redeemed and transferred to
   other funding options.........        (205,993)        (253,722)        (923,325)        (842,793)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,773,192        1,974,819        5,255,869        5,822,703
                                   ===============  ===============  ===============  ===============

                                                                                                                 FTVIPT
                                      FIDELITY(R) VIP OVERSEAS        FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         307,530          333,151       3,717,519        4,031,843       3,858,849        4,164,982
Units issued and transferred
   from other funding options....         325,096           10,042         219,389          214,167         197,548          244,343
Units redeemed and transferred to
   other funding options.........       (341,807)         (35,663)       (613,479)        (528,491)       (638,396)        (550,476)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         290,819          307,530       3,323,429        3,717,519       3,418,001        3,858,849
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               FTVIPT                                                            FTVIPT
                                    FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP       TEMPLETON GLOBAL BOND VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,335,249        7,878,700       1,993,298        2,245,781      10,914,647       11,303,555
Units issued and transferred
   from other funding options....         448,461          707,589         256,457           84,038       1,242,122          980,861
Units redeemed and transferred to
   other funding options.........     (1,093,638)      (1,251,040)       (257,025)        (336,521)     (1,863,137)      (1,369,769)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,690,072        7,335,249       1,992,730        1,993,298      10,293,632       10,914,647
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. CORE EQUITY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2018            2017              2018              2017
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........            1,440            1,514            17,258            25,350
Units issued and transferred
   from other funding options....            2,812               --            34,057                13
Units redeemed and transferred to
   other funding options.........          (4,025)             (74)          (34,961)           (8,105)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................              227            1,440            16,354            17,258
                                   ===============  ===============  ================  ================


                                    INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GROWTH AND INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ---------------------------------
                                         2018              2017             2018              2017
                                   ----------------  ----------------  ---------------  ----------------

Units beginning of year..........        25,769,702        27,024,285               84                87
Units issued and transferred
   from other funding options....         1,947,016         1,983,344              168                 3
Units redeemed and transferred to
   other funding options.........       (3,860,887)       (3,237,927)            (169)               (6)
                                   ----------------  ----------------  ---------------  ----------------
Units end of year................        23,855,831        25,769,702               83                84
                                   ================  ================  ===============  ================


                                   INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018              2017              2018            2017
                                   ----------------  ----------------  ---------------  ---------------

Units beginning of year..........         7,575,169         8,293,250           19,310           15,823
Units issued and transferred
   from other funding options....           876,815           425,507              444            8,125
Units redeemed and transferred to
   other funding options.........       (1,139,762)       (1,143,588)          (3,163)          (4,638)
                                   ----------------  ----------------  ---------------  ---------------
Units end of year................         7,312,222         7,575,169           16,591           19,310
                                   ================  ================  ===============  ===============

                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018             2017            2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      10,637,575       10,932,298       7,854,907        7,615,066       8,474,807       8,906,934
Units issued and transferred
   from other funding options....       1,238,938        1,147,678       1,509,071        1,105,973         702,784         680,091
Units redeemed and transferred to
   other funding options.........     (1,569,651)      (1,442,401)     (1,249,108)        (866,132)     (1,382,511)     (1,112,218)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      10,306,862       10,637,575       8,114,870        7,854,907       7,795,080       8,474,807
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE         VARIABLE SMALL CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017            2018             2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         101,448         121,433          248,434         342,723        3,504,028       3,770,232
Units issued and transferred
   from other funding options....           4,206          11,652           19,346          27,563          592,622         323,916
Units redeemed and transferred to
   other funding options.........        (35,968)        (31,637)         (34,917)       (121,852)        (779,645)       (590,120)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          69,686         101,448          232,863         248,434        3,317,005       3,504,028
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                         LMPVET QS VARIABLE                                                   LMPVET
                                         CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,529,846       1,657,879       3,596,291       3,963,257          34,884          45,938
Units issued and transferred
   from other funding options....          45,265          55,440          69,629          68,248             230           2,326
Units redeemed and transferred to
   other funding options.........       (237,742)       (183,473)       (479,417)       (435,214)         (9,373)        (13,380)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,337,369       1,529,846       3,186,503       3,596,291          25,741          34,884
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017              2018            2017
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,326,625       3,567,957               581           1,033
Units issued and transferred
   from other funding options....          541,902         241,167               273              --
Units redeemed and transferred to
   other funding options.........        (570,581)       (482,499)             (581)           (452)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,297,946       3,326,625               273             581
                                   ===============  ==============   ===============  ==============



                                      MFS(R) VIT NEW DISCOVERY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   ---------------  --------------

Units beginning of year..........              395           3,102
Units issued and transferred
   from other funding options....              739              --
Units redeemed and transferred to
   other funding options.........            (641)         (2,707)
                                   ---------------  --------------
Units end of year................              493             395
                                   ===============  ==============

                                                                          MORGAN STANLEY VIF
                                         MFS(R) VIT RESEARCH             GLOBAL INFRASTRUCTURE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017             2018            2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           1,908            2,377           40,450          41,674              181             246
Units issued and transferred
   from other funding options....           2,275               --            2,575           7,828               --              --
Units redeemed and transferred to
   other funding options.........         (2,335)            (469)          (5,394)         (9,052)               --            (65)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................           1,848            1,908           37,631          40,450              181             181
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                             OPPENHEIMER                      OPPENHEIMER
                                    VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018          2017 (A)           2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........           25,489              --              613              640
Units issued and transferred
   from other funding options....              810          26,067            1,170               --
Units redeemed and transferred to
   other funding options.........          (2,209)           (578)          (1,198)             (27)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           24,090          25,489              585              613
                                   ===============  ==============  ===============  ===============


                                             OPPENHEIMER
                                      VA MAIN STREET SMALL CAP
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........       3,322,847        3,684,082
Units issued and transferred
   from other funding options....         216,778          213,969
Units redeemed and transferred to
   other funding options.........       (677,222)        (575,204)
                                   --------------  ---------------
Units end of year................       2,862,403        3,322,847
                                   ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                             OPPENHEIMER VA                     PIMCO VIT
                                               MAIN STREET           COMMODITYREALRETURN(R) STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  --------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------   --------------  --------------

Units beginning of year............          11,112          11,492           64,010          64,637
Units issued and transferred
   from other funding options......          11,025              --            3,472          12,274
Units redeemed and transferred to
   other funding options...........        (20,742)           (380)          (6,195)        (12,901)
                                     --------------  --------------   --------------  --------------
Units end of year..................           1,395          11,112           61,287          64,010
                                     ==============  ==============   ==============  ==============


                                                PIMCO VIT                       PIMCO VIT
                                              DYNAMIC BOND                EMERGING MARKETS BOND         PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          55,031          56,423           82,983          62,989       1,243,008       1,342,318
Units issued and transferred
   from other funding options......           9,680           8,259            8,585          26,806         117,141         112,362
Units redeemed and transferred to
   other funding options...........        (11,080)         (9,651)         (12,264)         (6,812)       (211,406)       (211,672)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          53,631          55,031           79,304          82,983       1,148,743       1,243,008
                                     ==============  ==============  ===============  ==============  ==============  ==============



                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2018             2017
                                     --------------  ---------------

Units beginning of year............           7,888            8,268
Units issued and transferred
   from other funding options......             837              640
Units redeemed and transferred to
   other funding options...........         (1,205)          (1,020)
                                     --------------  ---------------
Units end of year..................           7,520            7,888
                                     ==============  ===============


                                    T. ROWE PRICE GOVERNMENT MONEY       T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            22,810           31,086           38,028            40,267
Units issued and transferred
   from other funding options....             3,033            1,008            1,624             5,530
Units redeemed and transferred to
   other funding options.........          (15,362)          (9,284)          (4,745)           (7,769)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................            10,481           22,810           34,907            38,028
                                   ================  ===============  ===============  ================


                                                                               TAP 1919 VARIABLE
                                   T. ROWE PRICE INTERNATIONAL STOCK     SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018             2017               2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........            26,224           24,670             3,165            3,566
Units issued and transferred
   from other funding options....             1,056            1,850               734               23
Units redeemed and transferred to
   other funding options.........             (789)            (296)             (143)            (424)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................            26,491           26,224             3,756            3,165
                                    ===============  ===============   ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  Alger Small Cap Growth          2018     2,688,052    18.10 - 18.60     49,200,272
     Sub-Account                  2017     2,933,840    18.10 - 18.57     53,660,724
                                  2016     3,200,478    14.26 - 14.61     46,089,499
                                  2015     3,508,832    13.61 - 13.92     48,208,209
                                  2014     3,970,857    14.28 - 14.58     57,195,868

  American Funds(R) Bond          2018     7,204,717     9.68 - 19.92    124,089,879
     Sub-Account                  2017     7,338,385     9.95 - 20.26    135,763,632
                                  2016     7,293,353     9.80 - 19.73    132,721,070
                                  2015     8,159,989    16.20 - 19.35    146,511,985
                                  2014     8,333,829    16.47 - 19.48    151,245,946

  American Funds(R) Global        2018     6,019,155    15.27 - 52.13    259,695,866
     Growth Sub-Account           2017     6,214,664    17.14 - 57.83    313,542,010
                                  2016     6,980,723    13.31 - 44.38    277,038,594
                                  2015     7,480,782    34.27 - 44.51    300,649,358
                                  2014     8,193,931    32.79 - 42.00    312,209,187

  American Funds(R) Global Small  2018     2,457,371    13.72 - 44.58     94,290,816
     Capitalization Sub-Account   2017     2,697,437    15.67 - 50.28    119,807,921
                                  2016     2,939,876    12.70 - 40.30    106,488,578
                                  2015     3,123,694    12.77 - 39.82    113,155,266
                                  2014     3,297,014    13.05 - 40.07    122,112,070

  American Funds(R) Growth        2018     1,952,191  244.49 - 400.00    639,631,254
     Sub-Account                  2017     2,352,201  250.83 - 404.60    785,751,753
                                  2016     2,741,584  200.05 - 318.18    724,894,313
                                  2015     3,075,557  186.96 - 293.21    754,095,254
                                  2014     3,527,704  179.03 - 276.84    821,201,132

  American Funds(R)               2018     2,624,423   17.95 - 258.85    348,945,965
     Growth-Income Sub-Account    2017     2,282,271   18.66 - 265.93    403,461,557
                                  2016     2,163,637   15.56 - 219.23    363,982,389
                                  2015     2,179,793  126.48 - 198.34    358,450,579
                                  2014     2,378,568  127.56 - 197.24    390,905,716

  BHFTI AB Global Dynamic         2018   212,871,321    11.87 - 13.27  2,720,841,165
     Allocation Sub-Account       2017   234,041,870    13.06 - 14.39  3,260,338,788
                                  2016   252,960,506    11.77 - 12.78  3,143,878,353
                                  2015   263,678,991    11.63 - 12.45  3,205,371,897
                                  2014   275,344,937    11.84 - 12.49  3,373,491,338

  BHFTI American Funds(R)         2018   203,079,308    13.35 - 15.59  2,963,267,735
     Balanced Allocation          2017   220,323,596    14.29 - 16.44  3,411,543,507
     Sub-Account                  2016   234,371,003    12.52 - 14.20  3,152,567,972
                                  2015   246,263,553    11.89 - 13.29  3,117,922,583
                                  2014   264,143,945    12.26 - 13.41  3,417,834,574

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Alger Small Cap Growth          2018         --        1.25 - 1.40           0.02 - 0.17
     Sub-Account                  2017         --        1.25 - 1.40         26.95 - 27.14
                                  2016         --        1.25 - 1.40           4.76 - 4.92
                                  2015         --        1.25 - 1.40       (4.66) - (4.52)
                                  2014         --        1.25 - 1.40       (0.96) - (0.81)

  American Funds(R) Bond          2018       2.35        0.95 - 1.90       (2.66) - (1.66)
     Sub-Account                  2017       1.93        0.95 - 1.90           1.45 - 2.69
                                  2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                  2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                  2014       1.94        0.95 - 1.90           3.30 - 4.28

  American Funds(R) Global        2018       0.65        0.90 - 2.30      (11.12) - (9.86)
     Growth Sub-Account           2017       0.64        0.90 - 2.30         28.49 - 30.30
                                  2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                  2015       0.99        0.90 - 2.30           4.51 - 5.98
                                  2014       1.16        0.90 - 2.30         (0.01) - 1.40

  American Funds(R) Global Small  2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Capitalization Sub-Account   2017       0.43        0.89 - 1.90         23.39 - 24.78
                                  2016       0.25        0.89 - 1.90           0.18 - 2.23
                                  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                  2014       0.12        0.89 - 1.90           0.20 - 1.67

  American Funds(R) Growth        2018       0.41        0.89 - 2.30       (2.53) - (1.14)
     Sub-Account                  2017       0.49        0.89 - 2.30         25.38 - 27.16
                                  2016       0.76        0.89 - 2.30           7.00 - 8.52
                                  2015       0.58        0.89 - 2.30           4.43 - 5.91
                                  2014       0.77        0.89 - 2.30           6.04 - 7.55

  American Funds(R)               2018       1.36        0.89 - 2.30       (4.03) - (2.66)
     Growth-Income Sub-Account    2017       1.38        0.89 - 2.30         19.61 - 21.30
                                  2016       1.47        0.89 - 2.30          6.81 - 10.53
                                  2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                  2014       1.27        0.89 - 2.30           8.12 - 9.65

  BHFTI AB Global Dynamic         2018       1.66        0.90 - 2.35       (9.14) - (7.81)
     Allocation Sub-Account       2017       1.48        0.90 - 2.35         10.99 - 12.60
                                  2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                  2015       3.28        0.90 - 2.35       (1.76) - (0.32)
                                  2014       1.94        0.90 - 2.35           0.77 - 6.39

  BHFTI American Funds(R)         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Balanced Allocation          2017       1.49        0.90 - 2.35         14.15 - 15.81
     Sub-Account                  2016       1.62        0.90 - 2.35           2.90 - 6.84
                                  2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                  2014       1.27        1.00 - 2.35         (0.35) - 4.99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTI American Funds(R) Growth  2018   113,490,991    13.84 - 16.16  1,707,533,593
     Allocation Sub-Account       2017   122,012,392    15.03 - 17.30  1,978,846,627
                                  2016   128,517,470    12.68 - 14.39  1,744,990,829
                                  2015   137,469,623    11.92 - 13.12  1,740,439,216
                                  2014   142,940,560    12.29 - 13.37  1,852,260,667

  BHFTI American Funds(R) Growth  2018    72,677,305     1.92 - 20.08    701,041,738
     Growth Sub-Account           2017    73,869,010     1.96 - 20.37    747,840,737
                                  2016    77,428,972     1.55 - 16.08    654,182,440
                                  2015    77,730,599     1.44 - 14.88    640,713,098
                                  2014    71,860,704     1.37 - 13.78    648,671,484

  BHFTI American Funds(R)         2018   101,025,606    12.69 - 14.82  1,402,819,681
     Moderate Allocation          2017   111,929,949    13.45 - 15.48  1,633,368,044
     Sub-Account                  2016   121,315,385    12.19 - 13.83  1,590,453,756
                                  2015   126,162,585    11.66 - 13.04  1,567,578,863
                                  2014   137,310,606    12.03 - 13.16  1,744,157,123

  BHFTI AQR Global Risk           2018   182,066,578     9.61 - 11.07  1,970,551,063
     Balanced Sub-Account         2017   202,498,724    10.43 - 11.96  2,373,211,858
                                  2016   221,364,216     9.79 - 11.01  2,395,534,199
                                  2015   241,508,750     9.10 - 10.21  2,431,541,679
                                  2014   265,908,083    10.20 - 11.40  3,001,302,195

  BHFTI BlackRock Global          2018   353,756,093    11.28 - 12.61  4,296,443,283
     Tactical Strategies          2017   388,316,355    12.44 - 13.71  5,151,909,115
     Sub-Account                  2016   421,174,334    11.24 - 12.21  4,999,248,698
                                  2015   445,213,023    11.02 - 11.80  5,128,182,508
                                  2014   463,962,556    11.30 - 11.92  5,423,637,032

  BHFTI BlackRock High Yield      2018     8,357,441    16.49 - 32.01    223,555,426
     Sub-Account                  2017     8,401,774    17.21 - 33.25    232,649,098
                                  2016     8,860,074    16.19 - 31.14    231,879,405
                                  2015     9,031,674    14.40 - 27.56    210,920,401
                                  2014     9,596,910    15.21 - 28.99    238,215,887

  BHFTI Brighthouse Asset         2018    27,764,232    16.03 - 19.68    494,626,348
     Allocation 100 Sub-Account   2017    30,589,042    18.25 - 22.08    615,557,354
                                  2016    33,538,308    15.19 - 18.13    557,780,998
                                  2015    37,143,227    14.27 - 16.78    575,818,048
                                  2014    39,915,870    14.91 - 17.28    641,574,794

  BHFTI Brighthouse Balanced      2018   503,167,035    12.78 - 14.28  6,920,717,677
     Plus Sub-Account             2017   528,210,748    14.12 - 15.56  7,952,160,029
                                  2016   536,906,397    12.22 - 13.27  6,925,324,483
                                  2015   552,214,291    11.54 - 12.35  6,663,424,002
                                  2014   569,859,186    12.32 - 13.00  7,268,454,132

  BHFTI Brighthouse Small Cap     2018     7,365,900    23.25 - 30.57    192,491,868
     Value Sub-Account            2017     8,335,979    28.09 - 36.28    261,043,042
                                  2016     9,362,462    25.74 - 32.69    266,605,506
                                  2015    10,725,811    20.08 - 25.07    236,287,986
                                  2014    12,299,087    21.73 - 26.68    291,013,900



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Allocation Sub-Account       2017       1.24        0.90 - 2.35         18.54 - 20.26
                                  2016       1.30        0.90 - 2.35           6.43 - 7.98
                                  2015       1.31        1.10 - 2.35       (5.94) - (0.25)
                                  2014       1.03        1.10 - 2.35         (0.52) - 5.17

  BHFTI American Funds(R) Growth  2018       0.39        0.95 - 2.35       (2.82) - (0.54)
     Growth Sub-Account           2017       0.40        0.95 - 2.35         24.94 - 26.70
                                  2016       0.29        0.95 - 2.35           6.57 - 8.32
                                  2015       0.87        0.95 - 2.35           1.76 - 5.48
                                  2014       0.55        0.95 - 2.35           0.56 - 7.16

  BHFTI American Funds(R)         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Moderate Allocation          2017       1.76        0.90 - 2.35         10.35 - 11.96
     Sub-Account                  2016       1.91        0.90 - 2.35           2.00 - 6.05
                                  2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                  2014       1.46        1.00 - 2.35         (0.26) - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.90 - 2.35       (8.54) - (7.19)
     Balanced Sub-Account         2017       1.71        0.90 - 2.35           7.26 - 8.82
                                  2016         --        0.90 - 2.35           2.44 - 7.98
                                  2015       5.51        0.90 - 2.35     (11.67) - (10.38)
                                  2014         --        0.90 - 2.35         (3.48) - 3.07

  BHFTI BlackRock Global          2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Tactical Strategies          2017       0.67        0.90 - 2.35         10.68 - 12.30
     Sub-Account                  2016       1.45        0.90 - 2.35           0.63 - 3.50
                                  2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                  2014       1.12        0.90 - 2.35         (0.16) - 4.97

  BHFTI BlackRock High Yield      2018       4.89        0.90 - 2.35       (5.14) - (3.75)
     Sub-Account                  2017       5.44        0.90 - 2.35           5.26 - 6.80
                                  2016       6.73        0.90 - 2.35          7.19 - 12.96
                                  2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                                  2014       6.09        0.90 - 2.35         (1.88) - 2.37

  BHFTI Brighthouse Asset         2018       1.02        0.90 - 2.35     (12.17) - (10.88)
     Allocation 100 Sub-Account   2017       1.24        0.90 - 2.35         20.09 - 21.84
                                  2016       2.26        0.90 - 2.35           5.06 - 8.00
                                  2015       1.29        0.90 - 2.35       (4.28) - (1.06)
                                  2014       0.71        0.90 - 2.35           0.05 - 4.15

  BHFTI Brighthouse Balanced      2018       1.67        0.90 - 2.35       (9.53) - (8.20)
     Plus Sub-Account             2017       1.55        0.90 - 2.35         15.59 - 17.27
                                  2016       2.86        0.90 - 2.35           2.21 - 7.39
                                  2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                  2014       1.75        0.90 - 2.35           0.70 - 8.67

  BHFTI Brighthouse Small Cap     2018       1.05        0.89 - 2.35     (17.21) - (15.73)
     Value Sub-Account            2017       0.91        0.89 - 2.35          9.11 - 10.99
                                  2016       1.06        0.89 - 2.35         28.21 - 30.39
                                  2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                  2014       0.04        0.89 - 2.35         (0.65) - 1.06



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen          2018    35,052,942     9.05 - 10.98     352,166,192
     Emerging Markets Equity          2017    35,923,134    10.80 - 13.09     427,076,715
     Sub-Account                      2016    39,351,974     8.62 - 10.44     370,235,661
                                      2015    42,624,617      7.91 - 9.58     365,167,198
                                      2014    42,182,331     9.40 - 11.38     425,619,386

  BHFTI Brighthouse/Artisan           2018        30,041      9.53 - 9.85         292,278
     International Sub-Account        2017        28,148    10.88 - 11.16         310,982
     (Commenced 11/19/2014 and        2016        27,485      8.41 - 8.57         233,690
     began transactions in 2015)      2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton             2018     6,426,630    10.86 - 12.32      74,905,336
     Vance Floating Rate              2017     5,324,129    11.09 - 12.39      62,558,849
     Sub-Account                      2016     5,632,610    10.95 - 12.06      64,827,675
                                      2015     5,985,329    10.26 - 11.01      64,028,918
                                      2014     6,743,439    10.59 - 11.23      73,909,210

  BHFTI Brighthouse/Franklin          2018    14,147,915     9.23 - 10.24     137,799,742
     Low Duration Total Return        2017    15,198,406     9.34 - 10.29     149,708,177
     Sub-Account                      2016    14,680,889     9.44 - 10.25     144,974,836
                                      2015    16,246,958     9.37 - 10.03     157,983,094
                                      2014    17,421,682     9.65 - 10.18     173,124,917

  BHFTI Brighthouse/Templeton         2018     2,637,613    11.66 - 12.97      32,416,554
     International Bond               2017     3,032,605    11.78 - 12.96      37,465,324
     Sub-Account                      2016     3,153,303    11.87 - 13.07      39,493,620
                                      2015     3,361,116    12.07 - 13.08      42,349,271
                                      2014     3,537,497    12.87 - 13.66      47,183,875

  BHFTI                               2018       754,715    16.04 - 20.73      13,723,171
     Brighthouse/Wellington Large     2017       825,196    17.51 - 22.35      16,261,679
     Cap Research Sub-Account         2016       931,137    14.70 - 18.51      15,301,423
                                      2015     1,013,512    13.89 - 17.26      15,616,983
                                      2014     1,151,671    13.60 - 16.68      17,260,395

  BHFTI Clarion Global Real           2018    12,065,705    15.57 - 70.00     219,199,553
     Estate Sub-Account               2017    13,335,708    17.45 - 77.36     269,483,256
                                      2016    14,214,001    16.13 - 70.52     263,186,597
                                      2015    15,477,002    16.37 - 70.58     288,549,595
                                      2014    17,245,897    17.00 - 72.26     330,178,643

  BHFTI ClearBridge                   2018    23,583,660   13.06 - 220.81     367,812,591
     Aggressive Growth                2017    27,853,512   14.25 - 240.67     473,171,845
     Sub-Account                      2016    31,716,282   12.20 - 205.91     461,921,010
                                      2015    35,697,833   12.04 - 203.07     513,586,109
                                      2014    38,472,258   12.71 - 214.41     586,572,505

  BHFTI Fidelity Institutional Asset  2018    47,610,656    10.02 - 11.20     513,955,358
     Management(R) Government         2017    52,602,412    10.26 - 11.31     576,103,640
     Income Sub-Account               2016    59,975,014    10.24 - 11.12     648,755,946
                                      2015    60,149,269    10.35 - 11.07     651,039,693
                                      2014    62,286,953    10.55 - 11.13     680,446,278



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.60        0.90 - 2.35     (16.19) - (14.95)
     Emerging Markets Equity          2017       1.09        0.90 - 2.35         25.36 - 27.18
     Sub-Account                      2016       0.97        0.90 - 2.35        (0.57) - 10.50
                                      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                      2014       0.84        0.90 - 2.35       (8.69) - (4.92)

  BHFTI Brighthouse/Artisan           2018       1.31        0.90 - 1.60     (12.33) - (11.71)
     International Sub-Account        2017       1.14        0.90 - 1.60         29.26 - 30.16
     (Commenced 11/19/2014 and        2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     began transactions in 2015)      2015       0.60        0.90 - 1.60       (9.11) - (4.55)

  BHFTI Brighthouse/Eaton             2018       3.45        0.90 - 2.35       (2.03) - (0.59)
     Vance Floating Rate              2017       3.80        0.90 - 2.35           1.28 - 2.75
     Sub-Account                      2016       4.01        0.90 - 2.35           6.73 - 8.29
                                      2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                      2014       3.65        1.10 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin          2018       1.79        0.90 - 2.25       (1.81) - (0.47)
     Low Duration Total Return        2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Sub-Account                      2016       2.90        0.90 - 2.35           0.74 - 2.21
                                      2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                      2014       2.15        0.90 - 2.35         (1.29) - 0.15

  BHFTI Brighthouse/Templeton         2018         --        0.95 - 2.05         (1.06) - 0.04
     International Bond               2017         --        0.95 - 2.05       (1.89) - (0.80)
     Sub-Account                      2016         --        0.95 - 2.20       (1.32) - (0.08)
                                      2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                      2014       4.63        1.10 - 2.15       (2.28) - (0.17)

  BHFTI                               2018       0.88        0.90 - 2.30       (8.44) - (7.24)
     Brighthouse/Wellington Large     2017       0.95        0.90 - 2.30         19.17 - 20.75
     Cap Research Sub-Account         2016       2.26        0.90 - 2.30           5.83 - 7.22
                                      2015       0.78        0.90 - 2.30           2.08 - 3.48
                                      2014       0.80        0.90 - 2.30          1.80 - 12.40

  BHFTI Clarion Global Real           2018       5.96        0.90 - 2.35      (10.78) - (9.47)
     Estate Sub-Account               2017       3.44        0.90 - 2.35           8.18 - 9.76
                                      2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                      2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                      2014       1.03        0.90 - 2.35          1.03 - 12.25

  BHFTI ClearBridge                   2018       0.58        0.90 - 2.35       (9.23) - (7.90)
     Aggressive Growth                2017       0.72        0.90 - 2.35         15.67 - 17.35
     Sub-Account                      2016       0.40        0.90 - 2.35           0.30 - 1.76
                                      2015       0.23        0.90 - 2.35       (6.27) - (4.69)
                                      2014       0.11        0.90 - 2.35          1.60 - 17.83

  BHFTI Fidelity Institutional Asset  2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Management(R) Government         2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                      2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                      2014       2.60        0.90 - 2.35           0.96 - 6.59



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018    21,052,149    20.42 - 27.13     506,604,107
     International Sub-Account       2017    20,719,834    27.40 - 36.00     665,787,548
                                     2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252

  BHFTI Invesco Balanced-Risk        2018   765,263,861     1.07 - 11.82     895,562,846
     Allocation Sub-Account          2017   827,358,429     1.17 - 12.75   1,045,419,886
                                     2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445

  BHFTI Invesco Comstock             2018    29,425,080    15.96 - 26.72     594,306,823
     Sub-Account                     2017    32,917,318    18.60 - 30.71     772,000,432
                                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076

  BHFTI Invesco Small Cap            2018     9,018,510    27.06 - 35.66     277,369,783
     Growth Sub-Account              2017     9,589,654    30.46 - 39.44     328,908,162
                                     2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273

  BHFTI JPMorgan Core Bond           2018    28,609,283     9.85 - 11.23     313,000,009
     Sub-Account                     2017    30,860,383    10.01 - 11.38     342,738,205
                                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960

  BHFTI JPMorgan Global              2018   870,005,941     1.21 - 13.28   1,135,038,317
     Active Allocation Sub-Account   2017   828,047,798     1.33 - 14.44   1,175,046,012
                                     2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458

  BHFTI JPMorgan Small Cap           2018       940,191    18.49 - 21.68      18,754,326
     Value Sub-Account               2017     1,032,660    21.94 - 25.42      24,296,172
                                     2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500

  BHFTI Loomis Sayles Global         2018     7,006,931    17.81 - 21.27     138,105,130
     Markets Sub-Account             2017     7,449,959    19.27 - 22.83     157,610,283
                                     2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030

  BHFTI MetLife Multi-Index          2018   594,369,348     1.22 - 12.95     878,288,064
     Targeted Risk Sub-Account       2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341
                                     2014   281,516,918     1.19 - 12.18     421,513,955



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018       1.71        0.90 - 2.35     (25.75) - (24.66)
     International Sub-Account       2017       1.62        0.90 - 2.35         27.41 - 29.26
                                     2016       2.14        0.90 - 2.35           5.67 - 7.21
                                     2015       3.01        0.95 - 2.35       (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35         (7.98) - 0.25

  BHFTI Invesco Balanced-Risk        2018       1.17        0.90 - 2.35       (8.62) - (7.28)
     Allocation Sub-Account          2017       3.74        0.90 - 2.35           7.45 - 9.02
                                     2016       0.15        0.90 - 2.35          4.88 - 10.72
                                     2015       2.83        0.90 - 2.35       (6.43) - (0.67)
                                     2014         --        0.90 - 2.35           0.40 - 4.63

  BHFTI Invesco Comstock             2018       0.63        0.90 - 2.35     (14.21) - (12.95)
     Sub-Account                     2017       2.27        0.90 - 2.35         15.29 - 16.97
                                     2016       2.53        0.90 - 2.35         12.17 - 16.25
                                     2015       2.88        0.90 - 2.35       (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35           0.28 - 8.33

  BHFTI Invesco Small Cap            2018         --        0.89 - 2.35      (11.17) - (9.59)
     Growth Sub-Account              2017         --        0.89 - 2.35         22.43 - 24.50
                                     2016         --        0.89 - 2.35          8.71 - 10.73
                                     2015       0.01        0.89 - 2.35       (3.99) - (2.29)
                                     2014         --        0.89 - 2.35           1.89 - 7.22

  BHFTI JPMorgan Core Bond           2018       2.76        0.90 - 2.35       (2.31) - (0.88)
     Sub-Account                     2017       2.47        0.90 - 2.20           1.07 - 2.39
                                     2016       2.78        0.90 - 2.20           0.01 - 1.31
                                     2015       2.33        0.90 - 2.20       (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20           0.48 - 3.73

  BHFTI JPMorgan Global              2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Active Allocation Sub-Account   2017       2.52        0.90 - 2.35         13.96 - 15.61
                                     2016       2.12        0.90 - 2.35           0.12 - 1.98
                                     2015       2.71        0.90 - 2.35         (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35           0.35 - 6.02

  BHFTI JPMorgan Small Cap           2018       1.31        0.90 - 2.30     (15.73) - (14.68)
     Value Sub-Account               2017       1.32        0.90 - 2.30           1.27 - 2.39
                                     2016       1.84        0.90 - 2.30         27.88 - 29.34
                                     2015       1.35        0.90 - 2.30       (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30           2.28 - 3.89

  BHFTI Loomis Sayles Global         2018       1.84        0.95 - 2.35       (7.60) - (6.29)
     Markets Sub-Account             2017       1.39        0.90 - 2.35         20.12 - 21.87
                                     2016       1.67        0.90 - 2.35           1.78 - 3.84
                                     2015       1.59        0.95 - 2.35         (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35         (0.82) - 2.49

  BHFTI MetLife Multi-Index          2018       1.75        0.90 - 2.20       (9.22) - (8.02)
     Targeted Risk Sub-Account       2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018    13,932,370    13.70 - 19.07     217,709,174
     International Sub-Account       2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758
                                     2014    18,585,662    14.00 - 18.24     287,913,009

  BHFTI Morgan Stanley Mid           2018     9,448,933     3.57 - 32.70     222,695,855
     Cap Growth Sub-Account          2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412
                                     2014    12,928,550     2.79 - 25.03     240,528,688

  BHFTI Oppenheimer Global           2018     1,691,467    24.46 - 33.22      49,942,988
     Equity Sub-Account              2017     1,939,475    28.83 - 38.59      66,931,947
                                     2016     2,333,207    21.57 - 28.48      59,761,246
                                     2015     2,520,098    22.02 - 28.67      65,266,488
                                     2014     2,866,078    21.68 - 27.83      72,350,999

  BHFTI PanAgora Global              2018   106,655,491     1.03 - 10.94     117,135,727
     Diversified Risk Sub-Account    2017   128,771,774     1.14 - 11.97     154,256,858
     (Commenced 4/28/2014)           2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770
                                     2014     9,788,108     1.03 - 10.44      10,161,644

  BHFTI PIMCO Inflation              2018    40,080,372    12.34 - 15.49     557,952,618
     Protected Bond Sub-Account      2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757
                                     2014    50,751,209    13.20 - 15.63     732,596,404

  BHFTI PIMCO Total Return           2018    76,540,109    12.67 - 20.69   1,331,823,874
     Sub-Account                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561
                                     2014   103,504,587    12.40 - 19.84   1,787,038,026

  BHFTI Schroders Global             2018   679,440,347     1.19 - 13.04     867,708,307
     Multi-Asset Sub-Account         2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602
                                     2014   400,460,215     1.20 - 12.36     493,380,979

  BHFTI SSGA Growth and              2018    70,665,371    14.09 - 17.08   1,115,176,743
     Income ETF Sub-Account          2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450
                                     2014   101,616,119    13.79 - 15.77   1,513,705,632

  BHFTI SSGA Growth ETF              2018    24,904,386    14.17 - 17.18     392,931,024
     Sub-Account                     2017    28,040,270    15.90 - 18.99     492,240,056
                                     2016    30,512,706    13.61 - 16.02     454,752,008
                                     2015    32,991,663    13.03 - 15.12     467,274,058
                                     2014    34,092,389    13.66 - 15.62     501,804,705



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018       1.98        0.89 - 2.35     (16.01) - (14.57)
     International Sub-Account       2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)

  BHFTI Morgan Stanley Mid           2018         --        0.89 - 2.30           7.63 - 9.43
     Cap Growth Sub-Account          2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39

  BHFTI Oppenheimer Global           2018       0.99        0.90 - 2.30     (15.13) - (13.93)
     Equity Sub-Account              2017       0.90        0.90 - 2.30         33.64 - 35.51
                                     2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23

  BHFTI PanAgora Global              2018         --        0.90 - 2.20       (9.61) - (8.42)
     Diversified Risk Sub-Account    2017         --        0.90 - 2.20         10.15 - 11.59
     (Commenced 4/28/2014)           2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2018       1.59        0.90 - 2.35       (4.69) - (3.29)
     Protected Bond Sub-Account      2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97

  BHFTI PIMCO Total Return           2018       1.36        0.89 - 2.35       (2.56) - (0.86)
     Sub-Account                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56

  BHFTI Schroders Global             2018       1.69        0.90 - 2.35     (11.54) - (10.24)
     Multi-Asset Sub-Account         2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
                                     2014       1.32        0.90 - 2.35           0.43 - 6.77

  BHFTI SSGA Growth and              2018       2.32        0.90 - 2.35       (8.70) - (7.36)
     Income ETF Sub-Account          2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                     2014       2.24        0.90 - 2.35         (0.03) - 4.86

  BHFTI SSGA Growth ETF              2018       2.03        0.90 - 2.35      (10.88) - (9.57)
     Sub-Account                     2017       2.10        0.90 - 2.35         16.87 - 18.57
                                     2016       2.14        0.90 - 2.35           4.40 - 5.92
                                     2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                     2014       1.88        0.90 - 2.35         (0.05) - 4.43



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI T. Rowe Price Large    2018     9,073,593   44.13 - 167.68     635,360,934
     Cap Value Sub-Account     2017    10,083,649   49.66 - 185.82     785,052,972
                               2016    11,082,070   43.41 - 159.87     747,778,790
                               2015    12,150,155   38.27 - 138.81     715,850,738
                               2014    13,521,347   40.58 - 144.85     838,816,422

  BHFTI T. Rowe Price Mid Cap  2018    19,662,128    18.99 - 23.33     425,595,931
     Growth Sub-Account        2017    22,282,585    19.87 - 23.52     500,453,764
                               2016    25,320,043    16.30 - 19.10     462,783,968
                               2015    27,786,712    15.70 - 18.22     485,654,167
                               2014    32,310,271    15.06 - 17.30     537,586,208

  BHFTI TCW Core Fixed Income  2018        30,719     9.86 - 10.12         305,946
     Sub-Account               2017        34,566    10.02 - 10.21         348,809
     (Commenced 5/1/2015)      2016        29,430     9.90 - 10.02         292,738
                               2015         7,421      9.84 - 9.87          73,169

  BHFTI Victory Sycamore Mid   2018     5,527,899     1.78 - 41.61     201,225,901
     Cap Value Sub-Account     2017     6,509,324     2.00 - 46.73     267,404,967
                               2016     7,068,224     1.84 - 43.07     268,931,465
                               2015     7,308,379     1.61 - 37.62     244,281,850
                               2014     6,927,870    17.85 - 41.71     258,407,609

  BHFTI Wells Capital          2018     5,031,010    19.83 - 24.53     111,542,477
     Management Mid Cap Value  2017     5,092,444    23.42 - 28.55     132,288,989
     Sub-Account               2016     5,715,456    21.64 - 26.00     136,116,482
                               2015     6,513,771    19.57 - 23.18     139,196,313
                               2014     7,477,599    22.05 - 25.19     178,512,669

  BHFTII Baillie Gifford       2018    18,628,820     4.72 - 16.05     196,377,713
     International Stock       2017    19,385,638     5.77 - 19.59     250,476,859
     Sub-Account               2016    22,804,816     4.33 - 14.68     221,819,744
                               2015    24,846,295     4.17 - 14.13     233,411,516
                               2014    27,573,117     4.31 - 14.37     269,502,431

  BHFTII BlackRock Bond        2018     1,262,721    45.72 - 79.37      74,443,334
     Income Sub-Account        2017     1,210,717    47.04 - 80.37      72,493,090
                               2016     1,269,349    46.30 - 77.89      74,475,330
                               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045

  BHFTII BlackRock Capital     2018    12,135,301     0.95 - 73.87      26,500,659
     Appreciation Sub-Account  2017       510,906    22.58 - 72.77      16,273,783
                               2016       584,767    17.21 - 54.82      14,098,982
                               2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428

  BHFTII BlackRock             2018    28,914,668     2.28 - 25.31     290,964,126
     Ultra-Short Term Bond     2017    28,762,874     2.27 - 25.15     293,895,134
     Sub-Account               2016    33,915,071     2.28 - 25.22     343,711,226
                               2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large    2018       1.84        0.89 - 2.35      (11.28) - (9.76)
     Cap Value Sub-Account     2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48
                               2014       1.18        0.89 - 2.35          1.20 - 12.56

  BHFTI T. Rowe Price Mid Cap  2018         --        1.15 - 2.35       (4.48) - (1.94)
     Growth Sub-Account        2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30
                               2014         --        1.30 - 2.35         10.16 - 11.32

  BHFTI TCW Core Fixed Income  2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     Sub-Account               2017       1.56        0.90 - 1.60           1.19 - 1.90
     (Commenced 5/1/2015)      2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2018       0.57        0.90 - 2.35     (12.25) - (10.96)
     Cap Value Sub-Account     2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)
                               2014       0.33        0.90 - 2.35           1.20 - 8.70

  BHFTI Wells Capital          2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Management Mid Cap Value  2017       1.06        0.90 - 2.35           8.22 - 9.80
     Sub-Account               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)
                               2014       0.54        1.10 - 2.35          2.29 - 11.77

  BHFTII Baillie Gifford       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     International Stock       2017       1.00        1.10 - 2.25         31.90 - 33.42
     Sub-Account               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)
                               2014       1.26        1.30 - 2.25       (5.49) - (1.36)

  BHFTII BlackRock Bond        2018       3.17        0.89 - 2.30         (2.79) - 0.93
     Income Sub-Account        2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30           0.85 - 6.14

  BHFTII BlackRock Capital     2018       0.09        0.89 - 2.30         (4.75) - 1.51
     Appreciation Sub-Account  2017       0.09        0.89 - 2.30         30.89 - 32.75
                               2016         --        0.89 - 2.30       (2.19) - (0.80)
                               2015         --        0.89 - 2.30           0.83 - 5.34
                               2014       0.06        0.89 - 2.30           0.94 - 7.93

  BHFTII BlackRock             2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Ultra-Short Term Bond     2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Sub-Account               2016         --        0.90 - 2.35       (2.21) - (0.75)
                               2015         --        0.90 - 2.35       (2.32) - (0.27)
                               2014         --        0.90 - 2.35       (2.32) - (0.13)



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018     7,342,533    13.11 - 15.66     104,881,125
     Allocation 20 Sub-Account    2017     6,959,208    13.76 - 16.22     103,669,768
                                  2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543

  BHFTII Brighthouse Asset        2018   202,906,702    13.57 - 16.83   3,095,758,853
     Allocation 40 Sub-Account    2017   233,277,672    14.53 - 17.77   3,782,892,946
                                  2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808

  BHFTII Brighthouse Asset        2018   329,067,375    14.86 - 21.42   5,413,952,175
     Allocation 60 Sub-Account    2017   369,390,513    16.19 - 23.09   6,576,710,655
                                  2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156

  BHFTII Brighthouse Asset        2018   289,237,581    15.24 - 22.79   4,888,889,937
     Allocation 80 Sub-Account    2017   320,858,282    16.97 - 25.11   5,997,031,325
                                  2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347

  BHFTII Brighthouse/Artisan      2018     6,972,807    19.02 - 58.50     154,625,972
     Mid Cap Value Sub-Account    2017     7,979,852    22.49 - 68.00     207,336,567
                                  2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523

  BHFTII                          2018     2,801,946    19.18 - 22.11      57,864,977
     Brighthouse/Dimensional      2017     2,741,436    24.71 - 28.09      72,337,511
     International Small Company  2016     2,814,983    19.38 - 21.73      57,869,934
     Sub-Account                  2015     3,198,853    18.74 - 20.72      63,108,799
                                  2014     3,070,324    18.13 - 19.77      58,174,088

  BHFTII                          2018    22,089,432     6.76 - 72.71     689,411,811
     Brighthouse/Wellington Core  2017    26,398,229     6.84 - 73.43     831,306,119
     Equity Opportunities         2016    29,665,645     5.82 - 62.22     787,903,717
     Sub-Account                  2015    26,356,637    17.28 - 58.48     527,700,755
                                  2014    30,718,018    17.28 - 57.62     609,015,113

  BHFTII Frontier Mid Cap         2018     2,592,967    20.42 - 86.47      59,173,615
     Growth Sub-Account           2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538

  BHFTII Jennison Growth          2018    16,632,803     6.11 - 31.20     453,769,065
     Sub-Account                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018       2.15        0.90 - 2.20       (4.74) - (3.49)
     Allocation 20 Sub-Account    2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02

  BHFTII Brighthouse Asset        2018       1.99        0.90 - 2.35       (6.63) - (5.26)
     Allocation 40 Sub-Account    2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47

  BHFTII Brighthouse Asset        2018       1.64        0.90 - 2.35       (8.32) - (6.97)
     Allocation 60 Sub-Account    2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93

  BHFTII Brighthouse Asset        2018       1.31        0.90 - 2.35      (10.26) - (8.94)
     Allocation 80 Sub-Account    2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53

  BHFTII Brighthouse/Artisan      2018       0.39        0.89 - 2.35     (15.44) - (11.05)
     Mid Cap Value Sub-Account    2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02

  BHFTII                          2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     Brighthouse/Dimensional      2017       1.97        0.90 - 2.30         27.49 - 29.28
     International Small Company  2016       1.92        0.90 - 2.30           3.42 - 4.88
     Sub-Account                  2015       1.67        0.90 - 2.30           0.83 - 4.81
                                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)

  BHFTII                          2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Brighthouse/Wellington Core  2017       1.46        0.89 - 2.35         16.17 - 18.02
     Equity Opportunities         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Sub-Account                  2015       1.65        0.89 - 2.35         (0.11) - 4.18
                                  2014       0.59        0.89 - 2.35           1.34 - 9.65

  BHFTII Frontier Mid Cap         2018         --        1.15 - 2.35       (8.10) - (3.60)
     Growth Sub-Account           2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28
                                  2014         --        1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018       0.12        0.90 - 2.35       (2.22) - (0.79)
     Sub-Account                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55
                                  2014       0.04        0.90 - 2.35         (0.16) - 7.81



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018       208,357    50.91 - 68.47      12,183,847
     Cap Core Sub-Account         2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471

  BHFTII Loomis Sayles Small      2018        12,889    21.94 - 24.39         299,873
     Cap Growth Sub-Account       2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433

  BHFTII MetLife Aggregate        2018    20,516,851     1.80 - 19.50     294,247,365
     Bond Index Sub-Account       2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999

  BHFTII MetLife Mid Cap          2018     4,807,176     3.28 - 35.71     136,815,747
     Stock Index Sub-Account      2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872

  BHFTII MetLife MSCI EAFE(R)     2018     8,638,406     1.53 - 16.86     104,406,755
     Index Sub-Account            2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288

  BHFTII MetLife Russell 2000(R)  2018     4,827,070     3.20 - 35.70     134,269,548
     Index Sub-Account            2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146

  BHFTII MetLife Stock Index      2018    21,350,722     8.76 - 98.47     561,844,816
     Sub-Account                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934
                                  2014    28,264,874     7.03 - 77.90     610,830,233

  BHFTII MFS(R) Total Return      2018       547,628    51.32 - 85.49      35,831,790
     Sub-Account                  2017       607,860    55.73 - 91.35      42,885,568
                                  2016       645,393    50.82 - 81.96      41,309,025
                                  2015       710,775    47.72 - 75.73      42,319,194
                                  2014       756,067    49.00 - 76.52      45,817,455

  BHFTII MFS(R) Value             2018     9,345,345    14.28 - 30.25     247,115,760
     Sub-Account                  2017    10,064,425    16.28 - 34.01     301,209,781
                                  2016    11,015,597    14.16 - 29.18     284,625,248
                                  2015    10,866,190    12.69 - 25.81     249,890,569
                                  2014    10,916,908    13.03 - 26.14     255,401,966



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018         --        1.10 - 2.30     (13.33) - (12.27)
     Cap Core Sub-Account         2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)
                                  2014         --        1.20 - 2.30           1.15 - 2.27

  BHFTII Loomis Sayles Small      2018         --        0.90 - 1.50       (1.22) - (0.62)
     Cap Growth Sub-Account       2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52
                                  2014         --        0.90 - 1.50         (0.57) - 0.03

  BHFTII MetLife Aggregate        2018       2.82        0.89 - 2.25       (2.72) - (1.06)
     Bond Index Sub-Account       2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)
                                  2014       2.62        0.89 - 2.35           0.54 - 4.87

  BHFTII MetLife Mid Cap          2018       1.05        0.89 - 2.35     (13.63) - (11.95)
     Stock Index Sub-Account      2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52

  BHFTII MetLife MSCI EAFE(R)     2018       2.81        0.89 - 2.25     (16.05) - (14.68)
     Index Sub-Account            2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                                  2014       2.43        0.89 - 2.25       (8.42) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018       0.88        0.89 - 2.35     (13.28) - (11.76)
     Index Sub-Account            2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                                  2014       0.96        0.89 - 2.35           2.30 - 4.11

  BHFTII MetLife Stock Index      2018       1.62        0.89 - 2.90       (7.43) - (2.52)
     Sub-Account                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                  2014       1.51        0.89 - 2.90          0.87 - 12.36

  BHFTII MFS(R) Total Return      2018       2.15        0.89 - 2.30       (7.92) - (6.41)
     Sub-Account                  2017       2.39        0.89 - 2.30          9.68 - 11.45
                                  2016       2.77        0.89 - 2.30           6.50 - 8.23
                                  2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                  2014       2.25        0.89 - 2.30           5.95 - 7.68

  BHFTII MFS(R) Value             2018       1.31        0.89 - 2.35     (12.34) - (10.85)
     Sub-Account                  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                  2016       2.08        0.89 - 2.35         11.45 - 13.38
                                  2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                  2014       1.57        0.89 - 2.35           1.99 - 9.83



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Neuberger Berman        2018     4,313,161    21.08 - 34.16     109,306,453
     Genesis Sub-Account         2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869
                                 2014     7,109,782    18.11 - 27.46     150,104,225

  BHFTII T. Rowe Price Large     2018    16,833,803    11.33 - 79.82     259,939,693
     Cap Growth Sub-Account      2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817
                                 2014    15,015,374     8.02 - 57.25     166,959,337

  BHFTII T. Rowe Price Small     2018       312,692    32.46 - 48.17      12,116,876
     Cap Growth Sub-Account      2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560
                                 2014       321,073    27.11 - 37.87       9,976,420

  BHFTII VanEck Global           2018     6,884,892      8.17 - 9.10      59,956,248
     Natural Resources           2017     7,083,667    11.74 - 12.93      88,061,334
     Sub-Account                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874
                                 2014     6,586,665    13.05 - 13.93      89,288,128

  BHFTII Western Asset           2018    29,089,667    24.90 - 37.54     937,917,920
     Management Strategic Bond   2017    31,331,458    26.57 - 39.37   1,066,892,358
     Opportunities Sub-Account   2016    32,852,094    25.20 - 36.70   1,050,068,498
     (Commenced 11/19/2014)      2015         6,545    27.92 - 31.04         195,310
                                 2014           398            32.02          12,743

  BHFTII Western Asset           2018    12,864,119    14.12 - 20.05     226,871,420
     Management U.S. Government  2017    13,730,177    14.36 - 20.09     244,111,008
     Sub-Account                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667
                                 2014    15,346,536    14.95 - 19.83     276,085,662

  BlackRock Global Allocation    2018       327,579    19.51 - 22.69       6,984,006
     V.I. Sub-Account            2017       128,262    22.44 - 24.78       2,999,343
     (Commenced 11/19/2014)      2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871
                                 2014           402            21.30           8,557

  DWS CROCI(R) International     2018     1,189,127      6.59 - 8.07       9,594,320
     VIP Sub-Account             2017     1,302,718      7.77 - 9.56      12,446,509
                                 2016     1,416,905      6.42 - 7.94      11,250,311
                                 2015     1,563,760      7.92 - 7.99      12,496,599
                                 2014     1,732,959      8.50 - 8.57      14,851,303

  Federated High Income Bond     2018           168            11.39           1,915
     Sub-Account                 2017           168            11.94           2,008
                                 2016         2,435            11.32          27,574
                                 2015         2,503            10.00          25,030
                                 2014         2,534            10.41          26,376



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Neuberger Berman        2018       0.12        0.89 - 2.35       (9.16) - (7.54)
     Genesis Sub-Account         2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                 2014       0.22        0.89 - 2.35         (2.62) - 0.40

  BHFTII T. Rowe Price Large     2018       0.21        0.89 - 2.35       (3.46) - (1.82)
     Cap Growth Sub-Account      2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80
                                 2014         --        0.89 - 2.35        (0.04) - 13.92

  BHFTII T. Rowe Price Small     2018       0.05        0.89 - 2.15       (8.78) - (7.38)
     Cap Growth Sub-Account      2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                 2014       0.01        0.89 - 2.15           2.47 - 5.96

  BHFTII VanEck Global           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Natural Resources           2017         --        1.10 - 2.15       (2.85) - (1.82)
     Sub-Account                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                 2014       0.27        1.10 - 2.15     (20.55) - (11.40)

  BHFTII Western Asset           2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Management Strategic Bond   2017       3.85        0.89 - 2.35           5.43 - 7.27
     Opportunities Sub-Account   2016       2.28        0.89 - 2.35           3.36 - 7.33
     (Commenced 11/19/2014)      2015       3.26        1.10 - 1.60       (3.56) - (2.23)
                                 2014         --               1.10                (0.65)

  BHFTII Western Asset           2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Management U.S. Government  2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Sub-Account                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                 2014       1.68        0.95 - 2.35           0.17 - 1.58

  BlackRock Global Allocation    2018       1.44        0.90 - 1.90       (9.05) - (7.53)
     V.I. Sub-Account            2017       1.29        0.90 - 1.60         11.91 - 12.69
     (Commenced 11/19/2014)      2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                 2014       2.13               1.10                (0.45)

  DWS CROCI(R) International     2018       1.06        0.89 - 1.40     (15.59) - (15.16)
     VIP Sub-Account             2017       7.00        0.89 - 1.40         20.27 - 20.89
                                 2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                 2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)

  Federated High Income Bond     2018       7.96               1.40                (4.64)
     Sub-Account                 2017      22.71               1.40                  5.46
                                 2016       6.17               1.40                 13.22
                                 2015       5.62               1.40                (3.93)
                                 2014       5.88               1.40                  1.26



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Federated Kaufman              2018         5,211            11.57          60,276
     Sub-Account                 2017         5,219            11.30          58,964
                                 2016         5,331             8.93          47,589
                                 2015         5,491             8.73          47,958
                                 2014         5,676             8.33          47,253

  Fidelity(R) VIP Asset Manager  2018     3,584,269    16.41 - 17.71      59,276,315
     Sub-Account                 2017     4,080,387    17.58 - 18.88      72,267,994
                                 2016     4,493,375    15.61 - 16.70      70,694,332
                                 2015     4,920,853    15.35 - 16.34      76,132,122
                                 2014     5,426,360    15.54 - 16.47      84,977,763

  Fidelity(R) VIP Contrafund     2018    18,483,447     7.22 - 84.79     516,822,732
     Sub-Account                 2017    20,143,633     7.85 - 91.54     625,750,850
                                 2016    21,259,478     6.55 - 75.90     573,685,439
                                 2015    21,653,047     6.17 - 71.00     581,923,231
                                 2014    20,382,633     6.24 - 71.28     631,948,733

  Fidelity(R) VIP Equity-Income  2018       188,322            20.74       3,905,060
     Sub-Account                 2017       216,963            22.93       4,975,328
                                 2016       230,181            20.60       4,741,279
                                 2015       280,187            17.70       4,959,137
                                 2014       303,711            18.69       5,676,328

  Fidelity(R) VIP FundsManager   2018   275,172,032    13.67 - 13.93   3,795,963,053
     50% Sub-Account             2017   316,884,820    14.72 - 14.98   4,703,906,420
                                 2016   339,562,460    13.13 - 13.34   4,491,693,357
                                 2015   340,402,591    12.86 - 13.05   4,406,702,675
                                 2014   268,426,412    13.11 - 13.28   3,538,458,593

  Fidelity(R) VIP FundsManager   2018   161,436,447    13.20 - 13.42   2,146,738,120
     60% Sub-Account             2017   191,801,626    14.40 - 14.62   2,781,261,557
                                 2016   250,989,708    12.56 - 12.74   3,173,600,531
                                 2015   299,646,067    12.24 - 12.39   3,688,709,449
                                 2014   319,425,019    12.44 - 12.58   3,994,437,491

  Fidelity(R) VIP Government     2018     2,554,414      6.74 - 7.62      17,486,552
     Money Market Sub-Account    2017     2,578,960     6.72 - 10.03      17,602,157
                                 2016     2,758,925     6.77 - 10.16      18,955,221
                                 2015     5,764,747     6.85 - 10.34      49,654,013
                                 2014     5,894,288     6.95 - 10.53      50,947,648

  Fidelity(R) VIP Growth         2018     5,216,221    30.39 - 32.69     160,226,256
     Sub-Account                 2017     5,678,425    30.88 - 33.04     177,086,628
                                 2016     6,179,280    23.17 - 24.67     144,530,563
                                 2015     6,842,558    23.31 - 24.69     160,925,919
                                 2014     7,538,876    22.06 - 23.24     167,673,930

  Fidelity(R) VIP Index 500      2018     1,773,192    31.52 - 33.96      55,902,972
     Sub-Account                 2017     1,974,819    33.45 - 35.88      66,077,861
                                 2016     2,222,100    27.86 - 29.74      61,915,726
                                 2015     2,464,560    25.24 - 26.83      62,224,177
                                 2014     2,778,454    25.25 - 26.71      70,165,982



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Federated Kaufman              2018         --               1.40                 2.39
     Sub-Account                 2017         --               1.40                26.55
                                 2016         --               1.40                 2.22
                                 2015         --               1.40                 4.90
                                 2014         --               1.40                 8.19

  Fidelity(R) VIP Asset Manager  2018       1.62        0.89 - 1.40      (6.67) - (6.19)
     Sub-Account                 2017       1.84        0.89 - 1.40        12.52 - 13.10
                                 2016       1.45        0.89 - 1.40          1.64 - 2.16
                                 2015       1.53        0.89 - 1.40      (1.25) - (0.75)
                                 2014       1.47        0.89 - 1.40          4.36 - 4.90

  Fidelity(R) VIP Contrafund     2018       0.60        0.89 - 2.25      (8.58) - (7.21)
     Sub-Account                 2017       0.91        0.89 - 2.25        19.06 - 20.80
                                 2016       0.74        0.89 - 2.25          5.15 - 7.05
                                 2015       0.94        0.89 - 2.25      (1.68) - (0.22)
                                 2014       0.89        0.89 - 2.25         9.33 - 10.95

  Fidelity(R) VIP Equity-Income  2018       2.21               1.40               (9.57)
     Sub-Account                 2017       1.70               1.40                11.33
                                 2016       2.16               1.40                16.38
                                 2015       3.11               1.40               (5.30)
                                 2014       2.75               1.40                 7.21

  Fidelity(R) VIP FundsManager   2018       1.34        1.90 - 2.05      (7.14) - (7.00)
     50% Sub-Account             2017       1.14        1.90 - 2.05        12.14 - 12.31
                                 2016       1.24        1.90 - 2.05          2.11 - 2.26
                                 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
                                 2014       1.45        1.90 - 2.05          2.96 - 3.12

  Fidelity(R) VIP FundsManager   2018       1.16        1.90 - 2.05      (8.35) - (8.21)
     60% Sub-Account             2017       0.99        1.90 - 2.05        14.62 - 14.79
                                 2016       1.14        1.90 - 2.05          2.66 - 2.82
                                 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
                                 2014       1.24        1.90 - 2.05          3.27 - 3.42

  Fidelity(R) VIP Government     2018       1.64        0.89 - 1.40          0.23 - 0.75
     Money Market Sub-Account    2017       0.67        0.89 - 2.05      (1.39) - (0.22)
                                 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                                 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
                                 2014       0.01        0.89 - 2.05      (2.02) - (0.88)

  Fidelity(R) VIP Growth         2018       0.24        0.89 - 1.40      (1.56) - (1.06)
     Sub-Account                 2017       0.22        0.89 - 1.40        33.26 - 33.94
                                 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                                 2015       0.25        0.89 - 1.40          5.68 - 6.23
                                 2014       0.18        0.89 - 1.40         9.75 - 10.31

  Fidelity(R) VIP Index 500      2018       1.82        0.89 - 1.35      (5.78) - (5.34)
     Sub-Account                 2017       1.77        0.89 - 1.35        20.09 - 20.64
                                 2016       1.44        0.89 - 1.35        10.36 - 10.87
                                 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                                 2014       1.59        0.89 - 1.35        12.05 - 12.56



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    ------------  ---------------  --------------
  Fidelity(R) VIP Mid Cap     2018     5,255,869    57.69 - 69.78     336,722,689
     Sub-Account              2017     5,822,703    68.99 - 82.66     444,177,834
                              2016     6,382,115    58.33 - 69.23     409,695,192
                              2015     6,898,177    53.12 - 62.44     401,284,587
                              2014     7,445,624    55.03 - 64.08     446,277,693

  Fidelity(R) VIP Overseas    2018       290,819    11.76 - 13.38       3,608,965
     Sub-Account              2017       307,530    13.96 - 15.91       4,543,644
                              2016       333,151    10.84 - 12.36       3,832,068
                              2015       376,022    11.55 - 13.19       4,615,792
                              2014       411,275    11.28 - 12.89       4,942,746

  FTVIPT Franklin Income VIP  2018     3,323,429    50.53 - 74.56     218,572,330
     Sub-Account              2017     3,717,519    54.01 - 78.66     259,462,703
                              2016     4,031,843    50.36 - 72.41     260,175,136
                              2015     4,415,184    45.17 - 64.11     253,302,116
                              2014     4,717,186    49.71 - 69.63     294,909,928

  FTVIPT Franklin Mutual      2018     3,418,001    27.65 - 34.13     105,943,384
     Shares VIP Sub-Account   2017     3,858,849    30.99 - 37.89     133,542,917
                              2016     4,164,982    29.15 - 35.30     134,905,092
                              2015     4,536,450    25.60 - 30.71     128,211,487
                              2014     5,080,687    27.45 - 32.61     153,109,223

  FTVIPT Franklin Small Cap   2018     6,690,072     1.59 - 36.86     104,045,294
     Value VIP Sub-Account    2017     7,335,249     1.85 - 42.86     131,376,313
                              2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556

  FTVIPT Templeton Foreign    2018     1,992,730    13.05 - 30.84      58,848,718
     VIP Sub-Account          2017     1,993,298    15.72 - 37.10      70,683,455
                              2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780

  FTVIPT Templeton Global     2018    10,293,632    17.46 - 20.70     196,643,947
     Bond VIP Sub-Account     2017    10,914,647    17.44 - 20.50     207,536,185
                              2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012

  Invesco V.I. American       2018           227             9.85           2,238
     Franchise Sub-Account    2017         1,440            10.37          14,923
                              2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107

  Invesco V.I. Core Equity    2018        16,354             6.73         110,127
     Sub-Account              2017        17,258             7.54         130,081
                              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap     2018       0.40        0.95 - 1.90     (16.39) - (15.58)
     Sub-Account              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03

  Fidelity(R) VIP Overseas    2018       1.54        1.15 - 1.40     (16.00) - (15.79)
     Sub-Account              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)

  FTVIPT Franklin Income VIP  2018       4.83        0.95 - 2.25       (6.45) - (5.21)
     Sub-Account              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63

  FTVIPT Franklin Mutual      2018       2.34        0.95 - 1.90      (10.79) - (9.93)
     Shares VIP Sub-Account   2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11

  FTVIPT Franklin Small Cap   2018       0.89        0.95 - 1.80     (14.44) - (13.70)
     Value VIP Sub-Account    2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)

  FTVIPT Templeton Foreign    2018       2.63        1.55 - 2.30     (17.38) - (16.75)
     VIP Sub-Account          2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)

  FTVIPT Templeton Global     2018         --        0.95 - 1.80           0.11 - 0.97
     Bond VIP Sub-Account     2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87

  Invesco V.I. American       2018         --               1.40                (4.97)
     Franchise Sub-Account    2017       0.08               1.40                 25.58
                              2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93

  Invesco V.I. Core Equity    2018       0.90               1.40               (10.66)
     Sub-Account              2017       0.96               1.40                 11.61
                              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Equity and         2018     23,855,831     6.99 - 25.17     560,935,776
     Income Sub-Account           2017     25,769,702     7.84 - 28.15     681,403,273
                                  2016     27,024,285     7.16 - 25.65     654,269,917
                                  2015     28,966,281     6.30 - 22.55     619,311,840
                                  2014     30,622,887     6.54 - 23.37     681,211,301

  Invesco V.I. Growth and         2018             83            11.31             944
     Income Sub-Account           2017             84            13.24           1,110
                                  2016             87            11.74           1,017
                                  2015            654             9.95           6,509
                                  2014            665            10.41           6,927

  Invesco V.I. International      2018      7,312,222     8.72 - 33.11     217,298,662
     Growth Sub-Account           2017      7,575,169    10.40 - 39.43     269,423,754
                                  2016      8,293,250     8.57 - 32.43     243,849,630
                                  2015      8,534,492     8.74 - 32.97     256,390,780
                                  2014      8,820,511     9.07 - 34.18     275,880,972

  Ivy VIP Asset Strategy          2018         16,591    14.87 - 16.73         269,339
     Sub-Account                  2017         19,310    15.98 - 17.89         332,996
     (Commenced 11/19/2014)       2016         15,823    13.72 - 15.29         233,181
                                  2015         20,900    14.31 - 15.87         317,700
                                  2014          2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable     2018     10,306,862    17.15 - 31.62     274,064,297
     Aggressive Growth            2017     10,637,575    19.13 - 34.83     321,469,898
     Sub-Account                  2016     10,932,298    16.82 - 30.24     293,536,621
                                  2015     11,091,987    16.99 - 30.16     300,878,534
                                  2014     11,333,726    17.67 - 30.99     316,448,933

  LMPVET ClearBridge Variable     2018      8,114,870    11.85 - 71.73     393,172,143
     Appreciation Sub-Account     2017      7,854,907    12.31 - 73.70     452,130,395
                                  2016      7,615,066    10.51 - 62.23     405,981,554
                                  2015      7,746,928    41.76 - 57.24     400,323,007
                                  2014      8,268,721    42.06 - 56.87     426,519,441

  LMPVET ClearBridge Variable     2018      7,795,080    15.72 - 26.97     193,406,499
     Dividend Strategy            2017      8,474,807    16.91 - 28.66     224,472,939
     Sub-Account                  2016      8,906,934    14.51 - 24.31     200,725,348
                                  2015      9,391,848    12.92 - 21.38     186,422,315
                                  2014      9,796,222    13.81 - 22.59     205,573,482

  LMPVET ClearBridge Variable     2018         69,686    29.52 - 33.77       2,215,534
     Large Cap Growth             2017        101,448    30.17 - 34.28       3,261,658
     Sub-Account                  2016        121,433    23.83 - 27.67       3,173,371
                                  2015        156,000    22.70 - 26.15       3,887,858
                                  2014        200,379    21.16 - 24.18       4,631,601

  LMPVET ClearBridge Variable     2018        232,863    22.61 - 26.72       5,902,416
     Large Cap Value Sub-Account  2017        248,434    25.39 - 29.77       7,016,572
                                  2016        342,723    22.62 - 26.31       8,591,571
                                  2015        333,277    20.49 - 23.64       7,518,321
                                  2014        369,225    21.58 - 24.70       8,744,177



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Equity and         2018       1.97        0.95 - 1.90     (11.44) - (10.59)
     Income Sub-Account           2017       1.45        0.95 - 1.90           8.70 - 9.74
                                  2016       1.64        0.95 - 1.90         10.31 - 13.75
                                  2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                                  2014       1.58        0.95 - 1.90           6.72 - 7.74

  Invesco V.I. Growth and         2018       2.08               1.40               (14.59)
     Income Sub-Account           2017       1.56               1.40                 12.73
                                  2016       0.58               1.40                 18.03
                                  2015       2.94               1.40                (4.41)
                                  2014         --               1.40                  8.75

  Invesco V.I. International      2018       1.81        0.95 - 1.80     (16.73) - (16.01)
     Growth Sub-Account           2017       1.24        0.95 - 1.80         20.54 - 21.57
                                  2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                                  2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                                  2014       1.38        0.95 - 1.75       (1.65) - (0.86)

  Ivy VIP Asset Strategy          2018       1.73        1.10 - 1.60       (6.95) - (6.48)
     Sub-Account                  2017       1.66        1.10 - 1.60         16.40 - 16.98
     (Commenced 11/19/2014)       2016       0.56        1.10 - 1.60       (4.11) - (3.63)
                                  2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                                  2014         --        1.10 - 1.35       (2.27) - (2.24)

  LMPVET ClearBridge Variable     2018       0.58        0.95 - 2.30      (10.44) - (9.22)
     Aggressive Growth            2017       0.49        0.95 - 2.30         13.65 - 15.19
     Sub-Account                  2016       0.65        0.95 - 2.30         (1.10) - 4.06
                                  2015       0.35        0.95 - 2.30       (3.97) - (2.66)
                                  2014       0.17        0.95 - 2.30         17.66 - 19.26

  LMPVET ClearBridge Variable     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
     Appreciation Sub-Account     2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64
                                  2014       1.17        0.95 - 2.30           8.47 - 9.94

  LMPVET ClearBridge Variable     2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Dividend Strategy            2017       1.35        0.95 - 2.30         16.47 - 17.89
     Sub-Account                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)
                                  2014       2.05        0.95 - 2.30         11.03 - 12.41

  LMPVET ClearBridge Variable     2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Large Cap Growth             2017       0.22        1.50 - 2.15         23.10 - 23.90
     Sub-Account                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16
                                  2014       0.48        1.50 - 2.30         11.40 - 12.29

  LMPVET ClearBridge Variable     2018       1.50        1.50 - 2.30     (10.96) - (10.24)
     Large Cap Value Sub-Account  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30          9.17 - 10.05



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018     3,317,005    16.28 - 40.82     104,196,797
     Small Cap Growth            2017     3,504,028    16.06 - 39.84     113,694,790
     Sub-Account                 2016     3,770,232    13.20 - 32.37     102,811,126
                                 2015     3,817,761    21.51 - 30.88     101,595,917
                                 2014     4,105,606    23.02 - 32.61     115,942,801

  LMPVET QS Variable             2018     1,337,369    21.99 - 27.08      33,045,053
     Conservative Growth         2017     1,529,846    23.45 - 28.60      40,132,539
     Sub-Account                 2016     1,657,879    21.04 - 25.43      38,835,887
                                 2015     1,731,301    19.96 - 23.89      38,239,774
                                 2014     1,866,299    20.59 - 24.41      42,335,472

  LMPVET QS Variable Growth      2018     3,186,503    20.10 - 24.75      71,918,076
     Sub-Account                 2017     3,596,291    22.28 - 27.17      89,558,223
                                 2016     3,963,257    19.02 - 22.99      83,823,213
                                 2015     4,234,141    17.87 - 21.39      83,641,315
                                 2014     4,529,329    18.63 - 22.09      92,760,220

  LMPVET QS Variable Moderate    2018        25,741    20.04 - 21.88         547,294
     Growth Sub-Account          2017        34,884    21.80 - 23.70         803,869
                                 2016        45,938    19.03 - 20.61         921,078
                                 2015        67,619    17.96 - 19.37       1,277,408
                                 2014        98,417    18.64 - 20.02       1,923,838

  LMPVIT Western Asset           2018     3,297,946    16.59 - 27.55      80,253,026
     Variable Global High Yield  2017     3,326,625    17.63 - 28.95      87,572,384
     Bond Sub-Account            2016     3,567,957    16.56 - 26.90      87,930,944
                                 2015     4,003,585    18.50 - 23.49      86,641,483
                                 2014     4,320,147    20.11 - 25.19     100,641,688

  MFS(R) VIT Investors Trust     2018           273             9.69           2,648
     Sub-Account                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875
                                 2014         1,191             8.08           9,619

  MFS(R) VIT New Discovery       2018           493            16.13           7,947
     Sub-Account                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288
                                 2014         3,178            12.78          40,607

  MFS(R) VIT Research            2018         1,848            10.43          19,274
     Sub-Account                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211
                                 2014         3,115             8.53          26,571

  Morgan Stanley VIF Global      2018        37,631    11.59 - 12.72         462,118
     Infrastructure Sub-Account  2017        40,450    12.79 - 14.46         545,195
     (Commenced 11/19/2014)      2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685
                                 2014           664    12.49 - 12.95           8,465



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018         --        0.95 - 2.30           1.07 - 2.45
     Small Cap Growth            2017         --        0.95 - 2.30         21.45 - 23.09
     Sub-Account                 2016         --        0.95 - 2.30           3.40 - 9.41
                                 2015         --        0.95 - 2.30       (6.55) - (5.28)
                                 2014         --        0.95 - 2.30           1.71 - 3.09

  LMPVET QS Variable             2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Conservative Growth         2017       2.35        0.95 - 1.90         11.42 - 12.48
     Sub-Account                 2016       2.42        0.95 - 1.90           5.41 - 6.42
                                 2015       1.95        0.95 - 1.90       (3.05) - (2.12)
                                 2014       2.46        0.95 - 1.90           2.93 - 3.92

  LMPVET QS Variable Growth      2018       2.54        0.95 - 1.90       (9.78) - (8.92)
     Sub-Account                 2017       1.79        0.95 - 1.90         17.10 - 18.21
                                 2016       1.45        0.95 - 1.90           6.46 - 7.47
                                 2015       1.33        0.95 - 1.90       (4.07) - (3.16)
                                 2014       1.77        0.95 - 1.90           2.72 - 3.70

  LMPVET QS Variable Moderate    2018       2.09        1.50 - 1.90       (8.05) - (7.68)
     Growth Sub-Account          2017       1.91        1.50 - 1.90         14.54 - 14.99
                                 2016       1.85        1.50 - 1.90           5.96 - 6.39
                                 2015       1.47        1.50 - 1.90       (3.64) - (3.25)
                                 2014       1.74        1.50 - 1.90           2.93 - 3.34

  LMPVIT Western Asset           2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Variable Global High Yield  2017       5.18        0.95 - 2.30           6.19 - 7.63
     Bond Sub-Account            2016       6.08        0.95 - 2.30          8.61 - 14.51
                                 2015       5.96        0.95 - 2.30       (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30       (3.40) - (2.09)

  MFS(R) VIT Investors Trust     2018       0.57               1.40                (6.81)
     Sub-Account                 2017       0.61               1.40                 21.64
                                 2016       0.86               1.40                  7.08
                                 2015       0.92               1.40                (1.18)
                                 2014       0.61               1.40                  9.46

  MFS(R) VIT New Discovery       2018         --               1.40                (2.85)
     Sub-Account                 2017         --               1.40                 24.90
                                 2016         --               1.40                  7.54
                                 2015         --               1.40                (3.25)
                                 2014         --               1.40                (8.55)

  MFS(R) VIT Research            2018       0.70               1.40                (5.71)
     Sub-Account                 2017       1.34               1.40                 21.66
                                 2016       0.78               1.40                  7.22
                                 2015       0.73               1.40                (0.60)
                                 2014       0.79               1.40                  8.67

  Morgan Stanley VIF Global      2018       2.79        1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Sub-Account  2017       2.19        0.90 - 1.60         10.76 - 11.54
     (Commenced 11/19/2014)      2016       2.10        0.90 - 1.60         13.14 - 13.94
                                 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                                 2014         --        1.10 - 1.35           0.27 - 0.30



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Neuberger Berman Genesis    2018           181             28.18           5,089
     Sub-Account              2017           181             30.49           5,505
                              2016           246             26.63           6,564
                              2015           317             22.76           7,222
                              2014           393             22.93           9,013

  Oppenheimer VA Global       2018        24,090       9.35 - 9.59         228,840
     Multi-Alternatives       2017        25,489      9.83 - 10.03         253,664
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018           585              5.25           3,069
     Money Sub-Account        2017           613              5.25           3,219
                              2016           640              5.30           3,396
                              2015           668              5.38           3,592
                              2014           696              5.45           3,793

  Oppenheimer VA Main Street  2018     2,862,403     19.17 - 33.35      88,702,351
     Small Cap Sub-Account    2017     3,322,847     21.68 - 37.64     116,688,023
                              2016     3,684,082     19.26 - 33.36     115,192,944
                              2015     4,053,883     16.54 - 28.62     109,248,990
                              2014     4,346,502     17.83 - 30.77     126,466,514

  Oppenheimer VA Main Street  2018         1,395              9.32          12,998
     Sub-Account              2017        11,112             10.26         113,981
                              2016        11,492              8.90         102,246
                              2015        12,936              8.08         104,564
                              2014        13,372              7.93         106,085

  PIMCO VIT                   2018        61,287       6.04 - 6.17         375,089
     CommodityRealReturn(R)   2017        64,010       7.17 - 7.28         463,243
     Strategy Sub-Account     2016        64,637       7.15 - 7.22         464,850
     (Commenced 11/19/2014)   2015        39,333       6.34 - 6.37         250,085
                              2014         1,515       8.69 - 8.70          13,170

  PIMCO VIT Dynamic Bond      2018        53,631     10.08 - 10.29         546,932
     Sub-Account              2017        55,031     10.17 - 10.33         564,134
     (Commenced 11/19/2014)   2016        56,423       9.87 - 9.98         560,051
                              2015        29,245       9.61 - 9.66         281,863
                              2014           478              9.96           4,759

  PIMCO VIT Emerging Markets  2018        79,304     10.26 - 10.51         827,015
     Bond Sub-Account         2017        82,983     10.98 - 11.17         921,470
     (Commenced 11/19/2014)   2016        62,989     10.18 - 10.29         645,743
                              2015        44,282       9.16 - 9.21         406,796
                              2014         1,592              9.55          15,202

  Pioneer VCT Mid Cap Value   2018     1,148,743     38.76 - 49.20      50,850,983
     Sub-Account              2017     1,243,008     49.10 - 61.71      69,380,389
                              2016     1,342,318     44.36 - 55.19      67,321,539
                              2015     1,461,366     38.92 - 47.94      63,990,328
                              2014     1,581,277     42.37 - 51.68      74,902,996



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Neuberger Berman Genesis    2018       0.01               0.89                (7.57)
     Sub-Account              2017       0.08               0.89                 14.48
                              2016       0.06               0.89                 17.01
                              2015       0.05               0.89                (0.74)
                              2014       0.05               0.89                (1.19)

  Oppenheimer VA Global       2018       0.17        1.10 - 1.60       (4.85) - (4.37)
     Multi-Alternatives       2017       0.82        1.10 - 1.60       (1.68) - (1.35)
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018       1.34               1.40                (0.06)
     Money Sub-Account        2017       0.38               1.40                (1.00)
                              2016         --               1.40                (1.38)
                              2015         --               1.40                (1.38)
                              2014         --               1.40                (1.38)

  Oppenheimer VA Main Street  2018       0.06        0.95 - 1.80     (12.14) - (11.39)
     Small Cap Sub-Account    2017       0.65        0.95 - 1.80         11.88 - 12.84
                              2016       0.25        0.95 - 1.80         12.92 - 16.56
                              2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                              2014       0.63        0.95 - 1.75          9.72 - 10.60

  Oppenheimer VA Main Street  2018       1.18               1.40                (9.17)
     Sub-Account              2017       1.25               1.40                 15.29
                              2016       1.14               1.40                 10.07
                              2015       0.92               1.40                  1.89
                              2014       0.84               1.40                  9.16

  PIMCO VIT                   2018       1.82        1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)   2017      10.97        1.10 - 1.60           0.32 - 0.82
     Strategy Sub-Account     2016       0.90        1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)   2015       2.13        1.10 - 1.60     (27.09) - (26.72)
                              2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Dynamic Bond      2018       2.37        1.10 - 1.60       (0.88) - (0.38)
     Sub-Account              2017       1.41        1.10 - 1.60           3.04 - 3.55
     (Commenced 11/19/2014)   2016       1.42        1.10 - 1.60           2.77 - 3.28
                              2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                              2014       0.04               1.35                (0.10)

  PIMCO VIT Emerging Markets  2018       3.82        0.95 - 1.60       (6.53) - (5.92)
     Bond Sub-Account         2017       4.77        0.95 - 1.60           7.81 - 8.51
     (Commenced 11/19/2014)   2016       4.97        0.95 - 1.60         11.18 - 11.91
                              2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                              2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  Pioneer VCT Mid Cap Value   2018       0.46        0.95 - 1.95     (21.06) - (20.26)
     Sub-Account              2017       0.62        0.95 - 1.95         10.70 - 11.80
                              2016       0.47        0.95 - 1.95         10.51 - 15.13
                              2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                              2014       0.65        0.95 - 1.95         12.58 - 13.71



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Real Estate      2018         7,520    26.52 - 30.46         211,095
     Shares Sub-Account        2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879

  T. Rowe Price Government     2018        10,481            17.17         179,949
     Money Sub-Account         2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        52,254           143.75       7,511,742

  T. Rowe Price Growth Stock   2018        34,907           206.26       7,200,178
     Sub-Account               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742

  T. Rowe Price International  2018        26,491            16.83         445,745
     Stock Sub-Account         2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024

  TAP 1919 Variable Socially   2018         3,756    41.43 - 46.09         167,444
     Responsive Balanced       2017         3,165    42.63 - 47.23         146,640
     Sub-Account               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832
                               2014         6,406    37.02 - 40.53         253,840

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Pioneer VCT Real Estate      2018       2.45        1.20 - 1.95      (9.33) - (8.65)
     Shares Sub-Account        2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27
                               2014       2.29        1.20 - 1.95        28.04 - 29.00

  T. Rowe Price Government     2018       1.39               0.89                 0.58
     Money Sub-Account         2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)
                               2014         --               0.89                 7.86

  T. Rowe Price Growth Stock   2018       0.16               0.89               (1.91)
     Sub-Account               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87
                               2014         --               0.89                 7.86

  T. Rowe Price International  2018       1.39               0.89              (14.73)
     Stock Sub-Account         2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)
                               2014       1.13               0.89               (1.70)

  TAP 1919 Variable Socially   2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Responsive Balanced       2017       1.00        1.50 - 1.90        14.55 - 15.01
     Sub-Account               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)
                               2014       0.87        1.50 - 1.90          7.25 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits



1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(4)


   (ii) Resolutions of Board of Directors of MetLife Investors USA Insurance Company (including form of revised proposed Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13, 2014) (22)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company effective November 24, 2009 (3)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (23)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (12)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (25)


   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (26)

4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)


   (ii)        Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)


   (iii) Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)


   (iv) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)


   (v)         Terminal Illness Rider (Form 7022 (11/00)) (1)


   (vi)        Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)


   (vii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) (2)


   (viii)      Individual Retirement Annuity Endorsement 8023.1 (9/02) (4)


   (ix)        Roth Individual Retirement Annuity Endorsement 8024.1 (9/02)
               (4)


   (x)         401(a)/403(a) Plan Endorsement 8025.1 (9/02) (4)


   (xi)        Tax Sheltered Annuity Endorsement 8026.1 (9/02) (4)


   (xii)       Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (4)


   (xiii)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05) (5)


   (xiv)       Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (6)


   (xv) Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05) (7)


   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (7)


   (xvii)      Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (9)


   (xviii)     Internal Exchange Endorsement MLIU-EXC (12/10) (10)


   (xix)       Form of 401(a)/403(a) Plan Endorsement MLIU-401-3 (5/11) (11)


   (xx) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (22)


   (xxi)       Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)


   (xxii) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (25)


5. (i)         Form of Variable Annuity Application 8401 (4/05) APPVAUSAPEVA
               506 (8)


6  (i)         Copy of Certificate of Incorporation of the Company and
               Certificate of Amendment (effective November 14, 2014) (22)


   (ii)        Copy of the Bylaws of the Company (22)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective December 6, 2016) (25)


   (iv)        Copy of Amended and Restated Bylaws of the Company (25)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (27)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (28)


8. (i)(a)      Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (13)

     (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (14)


     (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (14)


     (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (22)


   (ii) (a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective 08-31-07)
               (15)


     (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (14)


   (iii) (a)   Fund Participation Agreement Among The Travelers Insurance
               Company, The Travelers Life and Annuity Company, American
               Variable Insurance Series, American Funds Distributors, Inc. and
               Capital Research and Management Company (effective 10-01-99)
               (16)


     (iii) (b)  Amendment to the Participation Agreement between American Funds
                Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


     (iii) (c)  Amendment to the Participation Agreement with American Funds
                Insurance Series (effective November 17, 2014) (22)


     (iii) (d)  Eighth Amendment to the Participation Agreement between MetLife
                Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015. (23)


     (iii) (e)  Ninth Amendment to the Participation Agreement between MetLife
                Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (23)


     (iii) (f)  Tenth Amendment to Participation Agreement Among Brighthouse
                Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective March 6, 2017) (29)


   (iv) (a) Participation agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (16)


     (iv) (b) Amendment to Participation Agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10) (18)


     (iv) (c) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (18)


     (iv) (d) Amendment to Participation Agreement with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014) (22)


     (iv) (e) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (29)


   (v) (a) Amended and Restated Participation Agreement Among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04) (16)


     (v) (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)


     (v) (c) Amendment to the Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014)
                (22)

     (v) (d) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (24)


     (v) (e) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017)
                (29)


   (vi) (a) Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05) (16)


     (vi) (b) Amendment No. 5 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (19)


     (vi) (c) Participation Agreement Addendum Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11)
                (14)


     (vi) (d) Amendment to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13)
                (20)


     (vi) (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (22)


     (vi) (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
                2014). (23)


     (vi) (g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (29)


   (vii) (a)   Participation Agreement Among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg
               Mason Investors Services, LLC, Legg Mason Partners Fund Advisor,
               LLC and MetLife Insurance Company of Connecticut (effective
               01-01-09) (16)


     (vii) (b)  Amendment to Participation Agreement Among Legg Mason Partners
                Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (19)


     (vii) (c)  Amendment to Participation Agreement with Legg Mason Partners
                Variable Equity Trust and Legg Mason Partners Variable Income Trust (effective November 17, 2014) (22)


   (viii) (a)  Participation Agreement Among Pioneer Variable Contracts Trust,
               The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08) (16)


     (viii) (b) Amendment No. 3 to the Participation Agreement Among Pioneer
                Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11) (21)


     (viii) (c) Amendment to Participation Agreement with Pioneer Variable
                Contracts Trust (effective November 17, 2014) (22)


   (ix) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)


   (x) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)


9.             Opinion of Counsel (22)

10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.


(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.


(3) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 18, 2005.


(6) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.


(7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.


(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 24, 2006.


(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.


(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-125756 and 811-03365) filed electronically on April 21, 2011.


(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 11, 2012.


(12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(13) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(14) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(15) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(16) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.


(17) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.


(18) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.


(19) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.

(20) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.

(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.

(22) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200243 and 811-03365) filed electronically on November 17, 2014.

(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4, (File Nos. 333-101778/811-21262) filed electronically on April 6, 2016.

(24) incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.
      333-101778/811-21262, filed on April 5, 2017.

(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.

(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.

(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(29) incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277

John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960

Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)         Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)         1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)         The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)

    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 372,162 owners of qualified contracts and 155,296 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277






Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277

Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025.


ITEM 32. UNDERTAKINGS


a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 10th day of April, 2019.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 10, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney